                                                   Registration Nos. 333-102139
                                                                      811-05301
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      As filed with the Securities and Exchange Commission on May 1, 2007

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.           [ ]                    [ ]
   Post-Effective Amendment No.          [9]                    [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.                        [123]                   [X]

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               VARIABLE ACCOUNT I OF AIG LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                               -----------------

                          AIG LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                One ALICO Plaza
                                600 King Street
                             Wilmington, DE 19801
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                               -----------------

                                (713) 831-8470
              (Depositor's Telephone Number, including Area Code)

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           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                              (Name of Guarantor)
                                70 Pine Street
                           New York, New York 10270

                                (212) 770-7000
              (Guarantor's Telephone Number, Including Area Code)

                               -----------------

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

   It is proposed that the filing will become effective (check appropriate box)

  [ ]  immediately upon filing pursuant to paragraph (b)

  [X]  on May 1, 2007 pursuant to paragraph (b)

  [ ]  60 days after filing pursuant to paragraph (a)(1)

  [ ]  on (date) pursuant to paragraph (a)(1)

   If appropriate, check the following box:

  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Account I of AIG Life Insurance Company under variable annuity contracts and (ii) a guarantee related to insurance obligations under the variable annuity contracts.

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                                  PROSPECTUS

                  ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY

                                   issued by

                          AIG LIFE INSURANCE COMPANY

                                  through its

                              VARIABLE ACCOUNT I

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has several investment options to which you can allocate your money - both variable investment options listed below and a fixed investment option. The fixed investment option is part of our general account, which earns a minimum of 3% interest. The variable investment options are portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

             AllianceBernstein Variable Products Series Fund, Inc.
                      (managed by AllianceBernstein L.P.)

AllianceBernstein VPS Global Bond Portfolio                       AllianceBernstein VPS Small Cap Growth Portfolio
AllianceBernstein VPS Global Dollar Government Portfolio          AllianceBernstein VPS Real Estate Investment Portfolio
AllianceBernstein VPS Growth Portfolio (Class B)                  AllianceBernstein VPS Small/Mid Cap Value Portfolio
AllianceBernstein VPS Growth and Income Portfolio (Class B)       AllianceBernstein VPS Global Technology Portfolio (Class B)
AllianceBernstein VPS High Yield Portfolio                        AllianceBernstein VPS Balanced Shares Portfolio
AllianceBernstein VPS International Research Growth Portfolio     AllianceBernstein U.S. Large Cap Blended Style Portfolio
                                                                  (Class B)
AllianceBernstein VPS International Value Portfolio               AllianceBernstein VPS U.S. Government/High Grade Securities
                                                                  Portfolio
AllianceBernstein VPS Money Market Portfolio (Class B)            AllianceBernstein VPS Utility Income Portfolio
AllianceBernstein VPS Americas Government Income Portfolio        AllianceBernstein VPS Value Portfolio (Class B)
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)        AllianceBernstein VPS International Growth Portfolio

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                     This prospectus is dated May 1, 2007

                               TABLE OF CONTENTS

DEFINITIONS................................................................  3
FEE TABLE..................................................................  4
PORTFOLIO EXPENSES.........................................................  4
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................  5
THE CONTRACT...............................................................  7
INVESTMENT OPTIONS......................................................... 13
CHARGES AND DEDUCTIONS..................................................... 15
ACCESS TO YOUR MONEY....................................................... 18
ANNUITY PAYMENTS........................................................... 20
DEATH BENEFIT.............................................................. 21
TAXES...................................................................... 26
OTHER INFORMATION.......................................................... 31
FINANCIAL STATEMENTS....................................................... 36
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............... 42

                                  DEFINITIONS

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. Certain annuity options under the contract may permit a Joint Annuitant.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve-month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

                                   FEE TABLE

The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Maximum Owner Transaction Expenses

Maximum Withdrawal Charges/(1)/ (as a percentage of each Purchase Payment).............. 6.0%

Transfer Fee
$10 per transfer after the first 12 transfers in any contract year.

The following describes the fees and expenses that you may pay periodically during the time that you own the contract, not including underlying funds fees and expenses.

Contract Maintenance Fee/(2)/........................................................ $  30

Variable Account Annual Expenses
(deducted from the average daily ending net asset value allocated to the Variable
  Portfolio)
   Variable Account Annual Expenses..................................................  1.40%
   Optional Annual Ratchet Plan......................................................  0.10%
   Optional Equity Assurance Plan/(3)/
       Ages 60+ /(4)/................................................................  0.20%
   Optional Estate Benefit Payment...................................................  0.20%
   Optional Accidental Death Benefit/(5)/............................................  0.05%
                                                                                      -----
       Total Variable Account Annual Expenses........................................  1.95%
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                              PORTFOLIO EXPENSES

The following shows the minimum and maximum total operating expenses charged by the underlying Portfolio of the AllianceBernstein Variable Products Series Fund, Inc. ("Fund") before any waivers or reimbursements that you may pay periodically during the time you own the contract. More detail concerning the Fund's fees and expenses is contained in the prospectus for the Fund. Please read the Fund prospectus carefully before investing.

    Total Annual Underlying Portfolio Operating
    Expenses                                           Minimum Maximum/(6)/
    -------------------------------------------        ------- -----------
    As of December 31, 2006
    (expenses that are deducted from underlying
      portfolios of the Fund, including management
      fees, other expenses and 12b-1 fees, if
      applicable).....................................  0.61%     2.53%

--------
Footnotes to Fee Table:

(1) Withdrawal Charge Schedule
    (as a percentage of each Purchase Payment)

    Years                                      1   2   3   4   5   6   7   8+
                                               6%  6%  5%  5%  4%  3%  2%   0%

(2) The contract maintenance fee may be waived if contract value is $50,000 or more.
(3) The Enhanced Equity Assurance Plan includes both the Annual Ratchet Plan and the Equity Assurance Plan. The fee for the Enhanced Equity Assurance Plan up to age 59 is 0.17% and age 60+ is 0.30%.
(4) If you are age 59 or younger, the fee for the Equity Assurance Plan is 0.07%.
(5) This feature is not available for an Individual Retirement Annuity or other qualified plans.
(6) For individual expenses of each of the Variable Portfolios available in your contract, please refer to the Fund prospectus.

                     MAXIMUM AND MINIMUM EXPENSE EXAMPLES

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, variable account annual expenses and expenses of the underlying portfolios of the Fund.

The Examples assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the Fund are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum variable account annual expenses of 1.95% (including the Enhanced Equity Assurance Plan, at ages 60+, Estate Benefit Payment and the Accidental Death Benefit) and investment in an underlying Portfolio with total expenses of 2.53%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional benefits at the maximum charges offered (the Enhanced Equity Assurance Plan, which is the combination of the Annual Ratchet and Equity Assurance Plan, Ages 60+ at 0.30%); Estate Benefit Payment, 0.20% and the Accidental Death Benefit, 0.05%:

            1 YEAR         3 YEARS         5 YEARS         10 YEARS
        --------------  --------------  --------------  --------------
            $1,052          $1,863          $2,683          $4,622

(2) If you annuitize your contract at the end of the applicable time period:

            1 YEAR         3 YEARS         5 YEARS         10 YEARS
        --------------  --------------  --------------  --------------
             $398           $1,207          $2,032          $4,172

(3) If you do not surrender your contract and you elect the optional benefits at the maximum charges offered (the Enhanced Equity Assurance Plan, which is the combination of the Annual Ratchet and Equity Assurance Plan, Ages 60+ at 0.30%); Estate Benefit Payment, 0.20% and the Accidental Death Benefit, 0.05%):

            1 YEAR         3 YEARS         5 YEARS         10 YEARS
        --------------  --------------  --------------  --------------
             $452           $1,363          $2,283          $4,622

MINIMUM EXPENSE EXAMPLES
(assuming minimum variable account annual expenses of 1.40% and investment in an underlying Portfolio with total expenses of 0.61%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional benefits:

            1 YEAR         3 YEARS         5 YEARS         10 YEARS
        --------------  --------------  --------------  --------------
             $807           $1,140          $1,498          $2,369

(2) If you annuitize your contract at the end of the applicable time period:

            1 YEAR         3 YEARS         5 YEARS         10 YEARS
        --------------  --------------  --------------  --------------
             $207            $640           $1,098          $2,369

(3) If you do not surrender your contract and you do not elect any optional benefits:

            1 YEAR         3 YEARS         5 YEARS         10 YEARS
        --------------  --------------  --------------  --------------
             $207            $640           $1,098          $2,369

Explanation of Fee Table and Expenses

(1) The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly or indirectly by investing in the contract. The Fee Tables and Expense Examples represent both the Variable Account expenses as well as portfolio company investment management expenses. We converted the contract maintenance fee to a percentage (0.03%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the portfolio company fees can be found in the Fund prospectus.

(2) In addition to the stated assumptions, the Expense Examples also assume Variable Account Annual Expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply, they are not reflected in the Expense Examples.

(3) Expense Examples reflecting application of optional features and benefits use the highest fees and charges being offered for those features.

  These examples should not be considered a representation of past or future expenses.
           Actual expenses may be greater or less than those shown.

           CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED
               FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS

                                 THE CONTRACT

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you, or another person you select as the Annuitant, begin to receive annuity payments, your annuity is in the accumulation phase. The income phase starts when we begin making annuity payments. If you die during the accumulation phase, we guarantee a death benefit to the surviving joint owner, if applicable, or to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

We no longer accept applications for new contracts.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office c/o Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Account options by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the dollar cost averaging ("DCA") Fixed Accounts. You must transfer at least $1,000 per transfer. If less than $1,000 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

Transfer Policies

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an underlying fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or
(2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 12 in any contract year. Currently, the fee is $10 for each transfer exceeding this limit. Transfers resulting from your participating in the DCA or asset rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed a specific number of transfers, all transfer requests in excess of 15 transfers within a rolling twelve-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer. For example, if you made a transfer on August 16, 2006 and within the previous twelve months (from August 17, 2005 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2006 must be submitted by U.S. Mail (from August 17, 2006 through August 16, 2007). We will not accept transfer requests submitted by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies that perform asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not necessarily be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

We reserve the right to modify the policies and procedures described in this section at any time. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, see TRANSFERS DURING INCOME PHASE below.

Restrictions Initiated By the Funds

The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a contract owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers by a particular contract owner, whether into or out of the Fund. We will follow the Fund's instructions. However, the availability of transfers from any Variable Option offered under this contract is unaffected by the Fund's policies and procedures.

Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

Dollar Cost Averaging ("DCA") Program

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form, which is available from the Administrative Office. Transfer may occur on such periodic schedules such as monthly or weekly. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

In addition to the dollar cost averaging program described above, we also offer six-month and twelve-month dollar cost averaging programs that are available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for these programs. You may not include existing Contract Value in the six-month or twelve-month dollar cost averaging program.

If you select either program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available for the six-month and twelve-month dollar cost averaging programs. Your contract value in the DCA account will earn interest at a rate guaranteed for six months or twelve months, as applicable, from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to either of these programs may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over either a six-month or twelve-month period, as applicable, into portfolios you have chosen. The monthly amount transferred from the DCA account is either one-sixth or one-twelfth of the premium allocated to it depending on which program you select. You may not change the amount or frequency of transfers under either program.

The interest rate credited to the DCA account may be different from the interest rate credited to the fixed investment option. If the dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the fixed investment option. Please note that the six-month and twelve-month dollar cost averaging programs may not be available in your state. Please contact us for more information.

There is no charge for participating in any dollar cost averaging program. In addition, your periodic transfers under a dollar cost averaging program are not counted against your twelve free transfers per Contract Year. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time. Dollar cost averaging does not guarantee profits, nor does it assure you will not have losses.

Asset Rebalancing Program

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing may be on a monthly, quarterly, semiannual or annual basis. The minimum amount of each rebalancing is $1,000.

There is no charge for participating in the asset rebalancing program. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

                              INVESTMENT OPTIONS

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. One or more of these funds may sell its shares to other funds. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Fund and Its Portfolios

The AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund registered with the SEC. It has additional portfolios that are not available under the contract.

You should carefully read the fund's prospectus before investing. The fund prospectus is attached to this prospectus and contains information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

AllianceBernstein VPS Global Bond Portfolio - seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. dollar and a range of foreign currencies.

AllianceBernstein VPS Global Dollar Government Portfolio - seeks a high level of current income and, secondarily, capital appreciation.

AllianceBernstein VPS Growth Portfolio (Class B) - seeks long-term growth of capital.

AllianceBernstein VPS Growth and Income Portfolio (Class B) - seeks long-term growth of capital.

AllianceBernstein VPS High Yield Portfolio - seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed-income securities rated Baa or lower by Moody's or BBB or lower by Standard & Poor's or Fitch or, if unrated, of comparable quality and secondarily, capital appreciation.

AllianceBernstein VPS International Research Growth Portfolio - seeks long-term growth of capital.

AllianceBernstein VPS International Value Portfolio - seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries with an emphasis on companies that the Adviser believes are undervalued.

AllianceBernstein VPS Money Market Portfolio (Class B) - seeks safety of principal and liquidity and maximum current income to the extent consistent with the first two objectives.

AllianceBernstein VPS Americas Government Income Portfolio - seeks to maximize current income, consistent with what Adviser considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada and Mexico, their political subdivisions (including Canadian Provinces, but excluding states of the United States), agencies, instrumentalities or authorities.

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) - seeks long-term growth of capital.

AllianceBernstein VPS Small Cap Growth Portfolio - seeks long-term growth of capital.

AllianceBernstein VPS Real Estate Investment Portfolio - seeks total return from long-term growth of capital and income.

AllianceBernstein VPS Small/Mid Cap Value Portfolio - seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies with an emphasis on companies that the Adviser believes are undervalued.

AllianceBernstein VPS Global Technology Portfolio (Class B) - seeks long-term growth of capital.

AllianceBernstein VPS Balanced Shares Portfolio - seeks total return consistent with reasonable risk through combination of income and long-term growth of capital.

AllianceBernstein VPS U.S. Large Cap Blended Style Portfolio (Class B) - seeks long-term growth of capital.

AllianceBernstein VPS U.S. Government/High Grade Securities Portfolio - seeks high current income consistent with preservation of capital.

AllianceBernstein VPS Utility Income Portfolio - seeks current income and long-term growth of capital.

AllianceBernstein VPS Value Portfolio (Class B) - seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of U.S. companies with relatively large market capitalizations that the Adviser believes are undervalued.

AllianceBernstein VPS International Growth Portfolio - seeks long-term growth of capital.

AllianceBernstein L.P. may compensate us for providing administrative services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.

Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

                            CHARGES AND DEDUCTIONS

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments, provide the death benefit, and cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will calculate and deduct a charge against the assets in the variable account equal to an annual charge as shown below.

   Annual Ratchet Plan................................. 0.10%

   Equity Assurance Plan
       Attained Age 0-59............................... 0.07%
       Attained Age 60+................................ 0.20%

   Estate Benefit Payment.............................. 0.20%

   Accidental Death Benefit............................ 0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

                                           Premium Year
                                       -------------------
                                       1   2   3   4   5   6   7   Thereafter
                                       -   -   -   -   -   -   -   ----------
   Surrender Charge................... 6%  6%  5%  5%  4%  3%  2%     None

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on that portion of a surrender equal to the greater of:

     (1) the Contract Value less premium paid, or

     (2) up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender. During the income phase, we will prorate the contract maintenance fee and deduct it from the annuity payments.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the AllianceBernstein Variable Products Series Fund, Inc. and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

     (1) the size of the group;

     (2) the total amount of premium we expect to receive from the group;

     (3) the nature of the purchase and the persistency we expect in that group;

     (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

     (5) any other circumstances that we believe are relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

                             ACCESS TO YOUR MONEY

Generally

Contract Value is available in the following ways:

    . by surrendering all or part of your Contract Value during the accumulation phase;

    .  by receiving annuity payments during the income phase;

    .  when we pay a death benefit.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the partial surrender. If the Contract Value would be less than $2,000 as a result of a partial surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

    .  the NYSE is closed (other than a customary weekend and holiday closings);

    .  trading on the NYSE is restricted;

    . an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

    .  the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly, quarterly, semiannual, or annual basis. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program, nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program.

You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

You may cancel the systematic withdrawal program at any time by written request. It will be cancelled automatically if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

                               ANNUITY PAYMENTS

Generally

Beginning on the Annuity Date, the Annuitant will receive monthly annuity payments. You may choose annuity payments that are fixed, variable or a combination of fixed and variable.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the first day of the month following the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we must comply with those requirements.

You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers the three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. In addition, if your annuity payments would be less than $100 per month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100.

Option 1 - Life Income

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Income With 10 Year Guarantee

Under this option, we will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Annuity

Under this option, we will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive.

Variable Annuity Payments

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable variable investment options. If the performance of the variable investment options selected is equal to the AIR, the income payments will remain constant. If performance of variable investment options is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

    .  your Contract Value in the portfolios on the Annuity Date;

    . the 5% assumed investment rate used in the annuity table for the contract;

    .  the performance of the portfolios you selected;

    .  the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract--Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

                                 DEATH BENEFIT

Death of Owner Before the Annuity Date

If you die before the Annuity Date and the contract is jointly owned, the death benefit is payable to the surviving joint owner. If you die before the Annuity Date and there is no surviving joint owner, the death benefit is payable to the beneficiary. We will determine the value of the death benefit as of the date we receive proof of death in a form acceptable to us. If ownership is changed from one natural person to another natural person, the death benefit will equal the Contract Value. If the surviving joint owner, if any, or designated beneficiary is your spouse, he or she can elect to continue the contract and become the owner. We determine the amount of the death benefit based on the death benefit option you select at the time of application, if any, and calculate it in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The estate benefit payment and/or the accidental death benefit, as applicable, will be paid in addition to any other benefit. Not all death benefit options may be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

     (1) the Contract Value;

     (2) the total of all premium paid, reduced proportionately by any surrenders in the same proportion that the Contract Value was reduced on the date of the surrender; or

     (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you specify otherwise.

Optional Death Benefits

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

     (1) the Contract Value;

     (2) the total of all premium paid, reduced proportionately by any surrenders in the same proportion that the Contract Value was reduced on the date of the surrender; or

     (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

     (1) you select it on your application; and

     (2) the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect when we receive your written request to discontinue it.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

     (1) the Contract Value;

     (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3) an amount equal to (a) plus (b) where:

         (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

             . 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

             . 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

             . 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

             . 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

             . 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

             . 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

       (b)is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender we will make a proportionate reduction to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The equity assurance plan, which we only issue up to age 75, will be in effect if:

     (1) you select it on your application; and

     (2) the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease to be in effect when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

    . If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

    . If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

    . If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

The estate benefit payment will be in effect if:

     (1) you select it on your application; and

     (2) the charge for the estate benefit payment is shown in your contract.

The estate benefit payment will cease to be in effect when we receive your written request to discontinue it.

Accidental Death Benefit. If you select the accidental death benefit at the time of application, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

     (1) the Contract Value as of the date the death benefit is determined; or

     (2) $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a surviving joint owner.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

    . suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

    . sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

    .  hernia;

    . injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

    .  declared or undeclared war or any act thereof; or

    .  service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

     (1) you select it on your application; and

     (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday or when we receive your written request to discontinue it.

Payment to Surviving Joint Owner or Beneficiary

Upon your death if prior to the Annuity Date, the surviving joint owner or the beneficiary, as applicable, may elect the death benefit to be paid as follows:

     (1) payment of the entire death benefit within five years of the date of your death; or

     (2) payment over the recipient's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant will be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

                                     TAXES

Note: The basic summary below addresses broad federal taxation matters, and generally does not address state taxation issues or questions. It is not tax advice. We caution you to seek competent tax advice about your own circumstances. We do not guarantee the tax status of your annuity. Tax laws constantly change; therefore, we cannot guarantee that the information contained herein is complete and/or accurate. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

Tax Treatment of Distributions - Non-Qualified Contracts

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

    .  after attaining age 59 1/2;

    .  when paid to your beneficiary after you die;

    .  after you become disabled (as defined in the IRC) ;

    . when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

    .  under an immediate annuity contract;

    . which are attributable to Purchase Payments made prior to August 14, 1982.

Tax Treatment of Distributions - Qualified Contracts (including governmental 457(b) eligible deferred compensation plans)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

    .  after attainment of age 59 1/2;

    .  when paid to your beneficiary after you die;

    .  after you become disabled (as defined in the IRC) ;

    . as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

    . payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

    .  dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

    . for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

    . payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

    . for payment of health insurance if you are unemployed and meet certain requirements;

    .  distributions from IRAs for higher education expenses;

    .  distributions from IRAs for first home purchases;

    . amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner
(1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies;
(4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b) (7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b) (7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

Minimum Distributions

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age
70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

Tax Treatment of Death Benefits

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

Contracts Owned by a Trust or Corporation

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

Gifts, Pledges and/or Assignments of a Contract

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and (b) the plan funding vehicle is not an IRA.

Diversification and Investor Control

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

                               OTHER INFORMATION

AIG Life Insurance Company

AIG Life Insurance Company ("AIG Life") is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. AIG Life's home office address is One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801. AIG Life was incorporated in 1962. AIG Life is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. AIG is a marketing name of AIG Life and its affiliates.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, nor do the ratings comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

The General Account

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Variable Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

Guarantee of Insurance Obligations

Insurance obligations under the contracts are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of
AIG Life. Insurance obligations include, without limitation, contract value invested in any available fixed account option, death benefits, and income options. The guarantee does not guarantee variable contract value or the investment performance of the variable investment options available under the contracts. The guarantee provides that contract owners can enforce the guarantee directly.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee was terminated for prospectively issued policies. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will continue to cover all contracts, since the contracts are no longer sold, until all insurance obligations under such contracts are satisfied in full.

National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is an indirect wholly owned subsidiary of AIG and an affiliate of AIG Life.

Registration Statements

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all the information contained in the registration statements and exhibits. For further information regarding the variable account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Payments in Connection with Distribution of the Contract

Payments to Broker-Dealers

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 7% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

You should discuss with your broker-dealer and/or registered representative any potential conflicts of interest that may arise as a result of the way they are compensated for selling the contract.

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York,
New York, acts as the distributor of the contract. AIGESC is an indirect wholly owned subsidiary of AIG. No underwriting fees are paid in connection with the distribution of the contracts.

Payments We Receive

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.20% annually based on assets under management from the Series Fund's investment adviser or its affiliates for services related to the availability of the Underlying Funds in the contract. Furthermore, the Series Fund's investment adviser or its affiliates may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

Administration of the Contract

We are ultimately responsible for the administrative servicing of your contract, and have engaged an administrator for servicing assistance. Please contact our Annuity Service Center if you have any comment, question or service request:

Delaware Valley Financial Services
P.O. Box 3031
Berwyn, PA 19312-0031
(800) 255-8402

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

Legal Proceedings

AIG Life Insurance Company is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life Insurance Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life Insurance Company's results of operations and financial position.

On February 9, 2006, AIG, the parent company and an affiliated person of the Depositor, the Registrant and its principal underwriter, AIGESC and the Guarantor, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Depositor, Registrant and AIGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG has made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, Depositor, Registrant and AIGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their products.

                             FINANCIAL STATEMENTS

Where You Can Find More Information

The SEC allows us to "incorporate by reference" some of the information the Company files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

The Company is subject to the informational requirements of the Exchange Act. The Company files reports and other information with the SEC to meet those requirements. The Company files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

Chicago, Illinois
175 W. Jackson Boulevard
Chicago, IL 60604

New York, New York
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

Annuity Service Center
Delaware Valley Financial Services
P.O. Box 3031
Berwyn, PA 19312-0031
Telephone Number: (800) 255-8402

The financial statements of AIG Life, Variable Account I and National Union can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-255-8402 or by writing to Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                  APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
                           ACCUMULATION UNIT VALUES*
         (for an Accumulation Unit outstanding throughout the period)
                            As of December 31, 2006


                                            2006         2005         2004         2003         2002
                                        ------------ ------------ ------------ ------------ ------------
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
  ALLIANCEBERNSTEIN VPS GLOBAL
   BOND PORTFOLIO
  Accumulation Unit Value                      17.03        18.70        17.30        15.49        13.43
   Beginning of Period                         17.63        17.03        18.70        17.30        15.49
   End of Period                          802,681.57   909,829.66   899,581.83 1,026,964.16 1,062,698.15
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS GLOBAL
   DOLLAR GOVERNMENT PORTFOLIO
  Accumulation Unit Value                      33.47        30.96        28.51        21.67        18.92
   Beginning of Period                         36.31        33.47        30.96        28.51        21.67
   End of Period                          565,836.99   592,892.47   627,509.72   763,041.69   896,548.14
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS GROWTH
   PORTFOLIO
  Accumulation Unit Value                      27.67        25.06        22.15        16.63        23.45
   Beginning of Period                         26.99        27.67        25.06        22.15        16.63
   End of Period                        2,304,530.60 3,101,146.80 3,848,854.38 4,585,494.49 5,363,610.89
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS GROWTH AND
   INCOME PORTFOLIO
  Accumulation Unit Value                      40.32        38.99        35.47        27.15        35.32
   Beginning of Period                         46.63        40.32        38.99        35.47        27.15
   End of Period                        3,756,306.62 5,141,951.23 6,252,145.38 7,482,975.05 8,592,750.44
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS HIGH YIELD
   PORTFOLIO
  Accumulation Unit Value                      11.02        10.98        10.31         8.54         8.93
   Beginning of Period                         11.85        11.02        10.98        10.31         8.54
   End of Period                        2,324,942.36 2,778,501.71 3,417,986.67 4,045,172.23 3,613,913.91
  Accum Units o/s @ end of Period

   ALLIANCEBERNSTEIN VPS INTERNATIONAL
   RESEARCH GROWTH PORTFOLIO/(5)/
  Accumulation Unit Value                      17.22        14.65        12.63         9.74        11.65
   Beginning of Period                         21.47        17.22        14.65        12.63         9.74
   End of Period                        2,496,539.39 2,997,745.66 3,061,809.56 3,247,657.09 3,712,444.26
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS
   INTERNATIONAL VALUE
   PORTFOLIO/(7)/
  Accumulation Unit Value                      18.51        16.07        13.02         9.15         9.78
   Beginning of Period                         24.72        18.51        16.07        13.02         9.15
   End of Period                        2,320,036.54 2,217,641.06 2,082,812.58 1,630,939.86 1,404,664.76
  Accum Units o/s @ end of Period


                                            2001          2000          1999          1998         1997
                                        ------------- ------------- ------------- ------------ ------------
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
  ALLIANCEBERNSTEIN VPS GLOBAL
   BOND PORTFOLIO
  Accumulation Unit Value                       13.66         13.69         14.79        13.14        13.24
   Beginning of Period                          13.43         13.66         13.69        14.79        13.14
   End of Period                           644,219.96    536,432.90    607,165.47   643,678.64   708,242.42
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS GLOBAL
   DOLLAR GOVERNMENT PORTFOLIO
  Accumulation Unit Value                       17.55         15.60         12.55        16.25        14.56
       Beginning of Period                      18.92         17.55         15.60        12.55        16.25
       End of Period                       477,157.98    417,248.95    532,628.44   636,568.44   714,986.09
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS GROWTH
   PORTFOLIO
  Accumulation Unit Value                       31.08         38.20         28.81        22.70        17.70
   Beginning of Period                          23.45         31.08         38.20        28.81        22.70
   End of Period                         7,309,996.91  9,249,411.34  9,548,163.15 8,904,664.35 8,054,584.57
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS GROWTH AND
   INCOME PORTFOLIO
  Accumulation Unit Value                       35.69         31.78         28.94        24.27        19.11
   Beginning of Period                          35.32         35.69         31.78        28.94        24.27
   End of Period                        11,231,684.75 11,974,779.78 12,326,350.55 9,476,753.38 7,258,107.19
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS HIGH YIELD
   PORTFOLIO
  Accumulation Unit Value                        8.79          9.40          9.78        10.30          N/A
   Beginning of Period                           8.93          8.79          9.40        9.784        10.30
   End of Period                         3,170,428.79  2,199,740.81  2,178,459.79 1,476,993.82   106,671.96
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS
   INTERNATIONAL RESEARCH GROWTH
   PORTFOLIO/(5)/
  Accumulation Unit Value                       15.22         19.26         13.93        12.50        12.26
   Beginning of Period                          11.65         15.22         19.26        13.93        12.50
   End of Period                         4,256,222.36  4,285,660.01  3,403,423.52 3,645,458.54 3,700,183.10
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS
   INTERNATIONAL VALUE
   PORTFOLIO/(7)/
  Accumulation Unit Value                         N/A           N/A           N/A          N/A          N/A
   Beginning of Period                           9.78           N/A           N/A          N/A          N/A
   End of Period                          379,508.360           N/A           N/A          N/A          N/A
  Accum Units o/s @ end of Period

                                  APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
                           ACCUMULATION UNIT VALUES*
         (for an Accumulation Unit outstanding throughout the period)
                            As of December 31, 2006


                                        2006         2005         2004         2003         2002
                                    ------------ ------------ ------------ ------------ ------------
  ALLIANCEBERNSTEIN VPS MONEY
   MARKET PORTFOLIO
  Accumulation Unit Value                  12.84        12.72        12.81        12.92        12.96
   Beginning of Period                     13.19        12.84        12.72        12.81        12.92
   End of Period                    1,342,407.05 1,442,244.54 1,818,282.96 2,737,200.03 5,024,576.71
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS AMERICAS
  GOVERNMENT INCOME PORTFOLIO
  Accumulation Unit Value                  21.35        19.92        19.26        18.19        16.62
   Beginning of Period                     21.75        21.35        19.92        19.26        18.19
   End of Period                    1,452,149.43 1,850,979.65 2,109,973.86 2,758,312.92 3,548,971.26
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS LARGE CAP
   GROWTH PORTFOLIO/(2)/
  Accumulation Unit Value                  30.12        26.53        24.77        20.31        29.70
   Beginning of Period                     29.57        30.12        26.53        24.77        20.31
   End of Period                    3,599,113.71 4,740,081.81 5,873,691.48 7,463,057.43 8,937,374.82
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS SMALL CAP
   GROWTH PORTFOLIO/(3)/
  Accumulation Unit Value                  12.41        11.96        10.59         7.21        10.72
   Beginning of Period                     13.55        12.41        11.96        10.59         7.21
   End of Period                    2.927,271.51 3,244,606.88 3,879,840.19 4,466,854.35 4,670,605.08
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN REAL ESTATE
   INVESTMENT PORTFOLIO
  Accumulation Unit Value                  25.39        23.05        17.24        12.55        12.40
   Beginning of Period                     33.85        25.39        23.05        17.24        12.55
   End of Period                    1,414,727.25 1,708,870.82 2,135,907.75 2,181,343.97 2,290,698.45
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS SMALL/MID
   CAP VALUE PORTFOLIO/(4)/
  Accumulation Unit Value                  17.70        16.79        14.27        10.24        11.08
   Beginning of Period                     19.97        17.70        16.79        14.27        10.24
   End of Period                    2,682,822.89 3,232,495.43 3,582,738.05 3,759,334.76 3,537,441.46
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS GLOBAL
   TECHNOLOGY PORTFOLIO/(5)/
  Accumulation Unit Value                  15.88        15.51        14.91        10.49        18.26
   Beginning of Period                     17.01        15.88        15.51        14.91        10.49
   End of Period                    2,487,488.16 3,423,150.52 4,421,253.91 5,422,693.79 6,496,492.59
  Accum Units o/s @ end of Period


                                        2001          2000          1999          1998          1997
                                    ------------- ------------- ------------- ------------- ------------
  ALLIANCEBERNSTEIN VPS MONEY
   MARKET PORTFOLIO
  Accumulation Unit Value                   12.69         12.15         11.77         11.37        10.97
   Beginning of Period                      12.96         12.69         12.15         11.77        11.37
   End of Period                     6,134,815.43  7,745,515.60  7,969,839.42  7,257,274.05 4,291,499.61
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS AMERICAS
   GOVERNMENT INCOME PORTFOLIO
  Accumulation Unit Value                   16.27         14.68         13.67         13.32        12.33
   Beginning of Period                      16.62         16.27         14.68         13.67        13.32
   End of Period                     2,680,204.65  1,548,657.99  1,532,276.68  1,816,650.85 1,790,540.24
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS LARGE CAP
   GROWTH PORTFOLIO/(2)/
  Accumulation Unit Value                   36.38         44.22         33.89         23.22        17.59
   Beginning of Period                      29.70         26.38         44.22         33.89        23.22
   End of Period                    12,017,393.03 14,573,794.49 13,968,927.64 10,004,043.81 6,662,866.85
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS SMALL CAP
   GROWTH PORTFOLIO/(3)/
  Accumulation Unit Value                   12.46         13.45         11.65         12.37        10.58
   Beginning of Period                      10.72         12.46         13.45         11.65        12.37
   End of Period                     5,098,525.15  5,129,672.13  5,239,451.80  5,597,694.29 3,991,205.09
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN REAL ESTATE
   INVESTMENT PORTFOLIO
  Accumulation Unit Value                   11.35          9.09          9.71         12.16          N/A
   Beginning of Period                      12.40         11.35          9.09          9.71        12.16
   End of Period                     1,716,032.29  1,351,325.43  1,173,826.98  1,323,433.94   936,389.36
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS SMALL/MID
   CAP VALUE PORTFOLIO/(4)/
  Accumulation Unit Value                     N/A           N/A           N/A           N/A          N/A
   Beginning of Period                      11.08           N/A           N/A           N/A          N/A
   End of Period                     1,544,796.39           N/A           N/A           N/A          N/A
  Accum Units o/s @ end of Period
  ALLIANCEBERNSTEIN VPS GLOBAL
   TECHNOLOGY PORTFOLIO/(5)/
  Accumulation Unit Value                   24.77         32.00         18.47         11.43        10.89
   Beginning of Period                      18.26         24.77         32.00         18.47        11.43
   End of Period                     8,743,308.66 11,058,564.75  8,948,085.57  5,670,473.44 4,818,385.19
  Accum Units o/s @ end of Period

                                  APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
                           ACCUMULATION UNIT VALUES*
         (for an Accumulation Unit outstanding throughout the period)
                            As of December 31, 2006


                                   2006         2005         2004         2003         2002
                               ------------ ------------ ------------ ------------ ------------
  ALLIANCEBERNSTEIN VPS
   BALANCED
  SHARES PORTFOLIO/(6)/
  Accumulation Unit Value             24.71        24.11        22.42        19.09        21.66
   Beginning of Period                27.24        24.71        24.11        22.42        19.09
   End of Period               5,275,426.90 6,215,453.27 7,041,779.49 7,622,703.48 7,743,164.11
  Accum Units o/s @ end of
   Period
  ALLIANCEBERNSTEIN VPS U.S.
   LARGE CAP BLENDED STYLE
   PORTFOLIO (CLASS B)
  Accumulation Unit Value                --           --           --           --           --
   Beginning of Period                   --           --           --           --           --
   End of Period                         --           --           --           --           --
  Accum Units o/s @ end of
   Period
  ALLIANCEBERNSTEIN VPS U.S.
   GOVERNMENT/HIGH GRADE
   SECURITIES PORTFOLIO
  Accumulation Unit Value             16.08        15.99        15.63        15.26        14.35
   Beginning of Period                16.48        16.08        15.99        15.63        15.26
   End of Period               3,681,289.13 4,352,829.29 5,433,740.27 7,057,574.51 9,194,405.86
  Accum Units o/s @ end of
   Period
  ALLIANCEBERNSTEIN VPS
   UTILITY INCOME PORTFOLIO
  Accumulation Unit Value             23.98        20.96        17.09        14.46        18.83
   Beginning of Period                29.27        23.98        20.96        17.09        14.46
   End of Period               1,629,171.44 1,805,419.66 1,964,001.61 2,151,384.93 2,458,811.07
  Accum Units o/s @ end of
   Period
  ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
  Accumulation Unit Value             12.62        12.13        10.85         8.56         9.98
   Beginning of Period                15.06        12.62        12.13        10.85         8.56
   End of Period               4,947,042.38 5,697,257.83 6,361,376.80 6,157,155.02 5,613,963.76
  Accum Units o/s @ end of
   Period
  ALLIANCEBERNSTEIN VPS
   INTERNATIONAL GROWTH
   PORTFOLIO
  Accumulation Unit Value             29.01        24.34        19.86        14.04        14.86
   Beginning of Period                36.34        29.01        24.34        19.86        14.04
   End of Period               1,193,404.36 1,304,175.39 1,401,476.37 1,420,591.69 1,588,243.58
  Accum Units o/s @ end of
   Period


                                   2001          2000         1999         1998         1997
                               ------------- ------------ ------------ ------------ ------------
  ALLIANCEBERNSTEIN VPS
   BALANCED
  SHARES PORTFOLIO/(6)/
  Accumulation Unit Value              21.48        19.35        18.42        15.97        13.37
   Beginning of Period                 21.66        21.48        19.35        18.42        15.97
   End of Period                6,989,487.68 3,514,022.78 3,271,109.60 2,427,810.67 1,780,440.77
  Accum Units o/s @ end of
   Period
  ALLIANCEBERNSTEIN VPS U.S.
   LARGE CAP BLENDED STYLE
   PORTFOLIO (CLASS B)
  Accumulation Unit Value                 --           --           --           --           --
   Beginning of Period                    --           --           --           --           --
   End of Period                          --           --           --           --           --
  Accum Units o/s @ end of
   Period
  ALLIANCEBERNSTEIN VPS U.S.
   GOVERNMENT/HIGH GRADE
   SECURITIES PORTFOLIO
  Accumulation Unit Value              13.49        12.32        12.80        12.00        11.20
   Beginning of Period                 14.35        13.49        12.32        12.80        12.00
   End of Period                6,387,464.57 3,686,407.51 4,082,327.72 3,516,324.78 2,190,735.81
  Accum Units o/s @ end of
   Period
  ALLIANCEBERNSTEIN VPS
   UTILITY INCOME PORTFOLIO
  Accumulation Unit Value              24.64        22.42        19.04        15.58        12.57
   Beginning of Period                 18.83        24.64        22.42        19.04        15.58
   End of Period                2,898,031.19 2,067,949.10 1,646,240.96 1,379,682.64   910,470.43
  Accum Units o/s @ end of
   Period
  ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
  Accumulation Unit Value                N/A          N/A          N/A          N/A          N/A
   Beginning of Period                  9.98          N/A          N/A          N/A          N/A
   End of Period               2,388,654.530          N/A          N/A          N/A          N/A
  Accum Units o/s @ end of
   Period
  ALLIANCEBERNSTEIN VPS
   INTERNATIONAL GROWTH
   PORTFOLIO
  Accumulation Unit Value              18.22        24.00        15.32        14.02        12.84
   Beginning of Period                 14.86        18.22        24.00        15.32        14.02
   End of Period                2,067,502.81 2,498,271.77 2,092,530.42 2,399,048.01 2,391,217.59
  Accum Units o/s @ end of
   Period

--------
(1) Effective February 1, 2006, AllianceBernstein VPS International Portfolio changed its name to AllianceBernstein VPS International Research Growth Portfolio.
(2) Effective May 2, 2005, AllianceBernstein VPS Premier Growth Portfolio changed its name to AllianceBernstein VPS Large Cap Growth Portfolio.
(3) Effective May 1, 2004, AllianceBernstein VPS Quasar Portfolio changed its name to AllianceBernstein VPS Small Cap Growth Portfolio.
(4) Effective May 2, 2005, AllianceBernstein VPS Small Cap Value Portfolio changed its name to AllianceBernstein VPS Small/Mid Cap Value Portfolio.
(5) Effective May 2, 2005, AllianceBernstein VPS Technology Portfolio changed its name to AllianceBernstein VPS Global Technology Portfolio.
(6) Effective February 1, 2006, AllianceBernstein VPS Total Return Portfolio changed its name to AllianceBernstein VPS Balanced Shares Portfolio.
(7) Effective February 1, 2006, AllianceBernstein VPS Worldwide Privatization Portfolio changed its name to AllianceBernstein VPS International Growth Portfolio.

*   Funds were first invested in the Portfolios as listed below:

AllianceBernstein VPS Global Bond Portfolio                                 July 15, 1991
AllianceBernstein VPS Global Dollar Government Portfolio                    May 2, 1994
AllianceBernstein VPS Growth Portfolio                                      September 15, 1994
AllianceBernstein VPS Growth and Income Portfolio                           January 14, 1991
AllianceBernstein VPS High Yield Portfolio                                  October 27, 1997
AllianceBernstein VPS International Portfolio                               December 28, 1992
AllianceBernstein VPS International Value Portfolio                         May 1, 2001
AllianceBernstein VPS Money Market Portfolio                                December 4, 1992
AllianceBernstein VPS Americas Government Income Portfolio                  May 3, 1994
AllianceBernstein VPS Premier Growth Portfolio                              June 26, 1992
AllianceBernstein VPS Quasar Portfolio                                      August 5, 1996
AllianceBernstein VPS Real Estate Investment Portfolio                      January 9, 1997
AllianceBernstein VPS Technology Portfolio                                  January 11, 1996
AllianceBernstein VPS Total Return Portfolio                                December 28, 1992
AllianceBernstein VPS U.S. Government/High Grade Securities Portfolio       September 17, 1992
AllianceBernstein VPS Utility Income Portfolio                              May 10, 1994
AllianceBernstein VPS Value Portfolio                                       May 1, 2001
AllianceBernstein VPS Small Cap Value Portfolio                             May 1, 2001
AllianceBernstein VPS Worldwide Privatization Portfolio                     September 23, 1994

                             TABLE OF CONTENTS OF
                    THE STATEMENT OF ADDITIONAL INFORMATION

Additional information concerning the operation of the variable account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at Delaware Valley Financial Services, LLC, P.O. Box 3031, Berwyn, PA 19312-0031

GENERAL INFORMATION.................................................................................  3
   AIG Life.........................................................................................  3
   Variable Account I...............................................................................  3
   National Union Fire Insurance Company of Pittsburgh, Pa..........................................  4
SERVICES............................................................................................  4
DISTRIBUTOR.........................................................................................  4
CALCULATION OF PERFORMANCE DATA.....................................................................  4
   Yield and Effective Yield Quotations for the AllianceBernstein Money Market Portfolio Subaccount.  5
   Yield Quotations for Other Subaccounts...........................................................  6
   Standardized Performance Data....................................................................  7
   Non-Standardized Performance Data................................................................  7
   Tax Deferred Accumulation........................................................................  8
ANNUITY PROVISIONS..................................................................................  8
   Variable Annuity Payments........................................................................  9
   Annuity Unit Value...............................................................................  9
   Net Investment Factor............................................................................ 10
   Additional Provisions............................................................................ 10
TAXES............................................................................................... 18
MATERIAL CONFLICTS.................................................................................. 19
FINANCIAL STATEMENTS................................................................................ 19
   Separate Account Financial Statements............................................................ 19
   AIG Life Financial Statements.................................................................... 20
   National Union Financial Statements.............................................................. 20
   Incorporation of AIG Financial Information....................................................... 20
INDEX TO FINANCIAL STATEMENTS....................................................................... 20
   Variable Account I Financial Statements.......................................................... 20
   AIG Life Financial Statements.................................................................... 21
   National Union Financial Statements.............................................................. 21

Please forward a copy (without charge) of the AIG Life Insurance Company AllianceBernstein Ovation Variable Annuity Statement of Additional Information to:

Please print or type and fill in all information.)


-------------------------
Name


-------------------------
Address


-------------------------
City/State/Zip


-------------------------
Date


-------------------------
Signed

Return to: Annuity Service Center
           Delaware Valley Financial Services, LLC
           P.O. Box 3031
           Berwyn, PA 19312-0031

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

 [LOGO OF AIG(R) AMERICAN GENERAL]                             PRIVACY NOTICE

--------------------------------------------------------------------------------

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

..   Our Employees, Representatives, Agents, and Selected Third Parties may
    collect Nonpublic Personal Information about you, including information:

   - Given to us on applications or other forms;

   - About transactions with us, our affiliates, or third parties;

   - From others, such as credit reporting agencies, employers, and federal and state agencies.

..   The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

..   We restrict access to Nonpublic Personal Information to those Employees,
    Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

..   We have policies and procedures that direct our Employees, Representatives,
    Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

..   We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

..   We do not share Nonpublic Personal Information about you except as allowed by law.

..   We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

    (i)Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties, as permitted by law; or

   (ii)other organizations with which we have joint marketing agreements as permitted by law.

..   The types of companies and persons to whom we may disclose Nonpublic
    Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

..   We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

..   Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

..   You will be notified if our privacy policy changes.

..   Our privacy policy applies to current and former customers.

THIS PRIVACY NOTICE IS GIVEN TO YOU FOR YOUR INFORMATION ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION.

--------------------------------------------------------------------------------

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, AIG Worldwide Life Insurance of Bermuda, Ltd, American General Assurance Company, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York.

CALIFORNIA, NEW MEXICO AND VERMONT RESIDENTS ONLY:

Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

(C) 2007 American International Group, Inc. All rights reserved.

 AGLC0375                                                             Rev0207

                          AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT I

                  ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY

            INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE
                               ANNUITY CONTRACTS

                                   ISSUED BY

                          AIG LIFE INSURANCE COMPANY

                                600 KING STREET
                             WILMINGTON, DE 19801

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 2007

   This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for AIG Life Insurance Company Variable Account I (the "Separate Account" or "Variable Account I") dated May 1, 2007, describing the individual and group flexible premium deferred variable annuity contract (the "Contract" or "Contracts"). The description of the Contract or Contracts in the related prospectus is fully applicable to your certificate and the use of the word "Contract" or "Contracts" in this SAI includes such certificate. The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact the Administrative Office by phone at (800) 255-8402 or by writing to: Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

                               TABLE OF CONTENTS

GENERAL INFORMATION........................................................  3
   AIG Life................................................................  3
   Variable Account I......................................................  3
   National Union Fire Insurance Company of Pittsburgh, Pa.................  3
SERVICES...................................................................  4
DISTRIBUTOR................................................................  4
CALCULATION OF PERFORMANCE DATA............................................  4
   Yield and Effective Yield Quotations for the AllianceBernstein Money
     Market Portfolio Subaccount...........................................  4
   Yield Quotations for Other Subaccounts..................................  5
   Standardized Performance Data...........................................  6
   Non-Standardized Performance Data.......................................  7
   Tax Deferred Accumulation...............................................  7
ANNUITY PROVISIONS.........................................................  8
   Variable Annuity Payments...............................................  8
   Annuity Unit Value......................................................  9
   Net Investment Factor...................................................  9
   Additional Provisions................................................... 10
TAXES...................................................................... 10
MATERIAL CONFLICTS......................................................... 18
FINANCIAL STATEMENTS....................................................... 19
   Separate Account Financial Statements................................... 19
   AIG Life Financial Statements........................................... 19
   National Union Financial Statements..................................... 20
   Incorporation of AIG Financial Information.............................. 20
INDEX TO FINANCIAL STATEMENTS.............................................. 20
   Variable Account I Financial Statements................................. 20
   AIG Life Financial Statements........................................... 21
   National Union Financial Statements..................................... 21

                              GENERAL INFORMATION

AIG Life

   We are AIG Life Insurance Company ("AIG Life"). AIG Life is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. AIG Life is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. AIG American General is a marketing name of AIG Life and its affiliates.

   AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

Variable Account I

   We hold the Fund shares in the subaccounts of Variable Account I in which any of your single premium payment is invested. Variable Account I is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

   For record keeping and financial reporting purposes, Variable Account I is divided into 123 separate subaccounts, 20 of which are available under the Contracts offered by the prospectus as variable investment options. All of these 20 subaccounts, and the remaining 103 subaccounts are offered under other AIG Life contracts. We hold the Fund shares in which we invest your premium payment for an investment option in the subaccount that corresponds to that investment option. One or more of the Funds may sell its shares to other funds.

   The assets in Variable Account I are our property. The assets in the Separate Account may not be used to pay any liabilities of AIG Life other than those arising from the Contracts. AIG Life is obligated to pay all amounts under the Contracts due the Contract Owners. We act as custodian for the Separate Account's assets.

National Union Fire Insurance Company of Pittsburgh, Pa.

   All references in this SAI to National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union") apply only to Contracts with a date of issue of December 29, 2006 or earlier.

   National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of AIG and an affiliate of AIG Life.

                                   SERVICES

   AIG Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2006, 2005 and 2004, AIG Life paid AIG for these services $766,851, $831,348 and $1,473,348, respectively.

   In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AIG Life's expenses and allocating these charges back to AIG Life. Previously, most of these expenses, such as payroll expenses, were paid by AIG Life directly. AIG Life, AGLC and AIG are parties to a services agreement. AIG Life and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2006, 2005 and 2004, AIG Life paid AGLC for these services $40,362,369, $30,831,012, and $25,846,530, respectively.

   We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                                  DISTRIBUTOR

   Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 7% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable Account I directly to selling dealers and representatives on behalf of AIGESC.

                        CALCULATION OF PERFORMANCE DATA

Yield and Effective Yield Quotations for the AllianceBernstein Money Market Portfolio Subaccount

   The yield quotation for the AllianceBernstein Money Market Portfolio subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the AllianceBernstein Money Market Portfolio subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

   Any effective yield quotation for the AllianceBernstein Money Market Portfolio subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the AllianceBernstein Money Market Portfolio subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            Effective Yield = [(Base Period Return + 1)/365/7/] - 1

   For purposes of the yield and effective yield quotations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the AllianceBernstein Money Market Portfolio subaccount's mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the AllianceBernstein Money Market Portfolio subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

   Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account I included in the registration statement, and are calculated by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                       Yield = 2[((a-b)/cd + 1)/6/ - 1]

Where: a = net investment income earned during the period by the portfolio attributable to shares owned by the subaccount.

b = expenses accrued for the period (net of reimbursements).

c = the average daily number of Accumulation Units outstanding during the period.

d = the maximum offering price per Accumulation Unit on the last day of the period.

   Yield quotations for a subaccount reflect all recurring contract charges (except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

   A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Standardized Performance Data

   The total return quotations for all of the subaccounts will be average annual total return quotations for one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account I and for the period from the date monies were first placed into the subaccounts until the aforesaid date. This type of performance information is referred to as standardized performance and is based on the life of the subaccount. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)/n/ = ERV

   Where:

    P = a hypothetical initial payment of $1,000.

    T = average annual total return.

    n = number of years.

  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

   The average annual total return quotations reflect all portfolio expenses and all contract charges except optional benefit charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

Non-Standardized Performance Data

   Non-standardized performance data will be calculated in a manner similar to the average annual total return described above for the subaccounts. It is average annual total return for the underlying portfolios for one, three, five, and ten year periods (or, where a portfolio has been in existence for a period of less than one, three, five or ten years, for such lesser period). For purposes of determining non-standardized average annual total return, the actual investment performance of each portfolio is reflected from the date such portfolio commenced operations even though the contract may not have been available at that time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)/n/ = ERV

   Where:

    P = a hypothetical initial payment of $1,000.

    T = average annual total return.

    n = number of years.

  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

   Non-standardized average annual total return quotations reflect all portfolio expenses and all contract charges except the contract maintenance fee and the optional benefit charges. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size. The calculations do not assume a total surrender as of the end of the particular period and, therefore, no surrender charge is reflected.

Tax Deferred Accumulation

   In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable Account I's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

   In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the $30 contract maintenance fee, but not the expenses of an underlying investment portfolio. In addition, these values assume that the owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.

In developing tax-deferral charts, we will follow these general principles:

    (1)the assumed rate of earnings will be realistic;

    (2)the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

    (3)comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

    (4)a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an owner who has not reached age 59 1/2.

   The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

                              ANNUITY PROVISIONS

Variable Annuity Payments

   A variable annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

   The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

(a)The dollar amount of the first annuity payment is divided by the Annuity Unit value as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

(b)The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

   The total dollar amount of each variable annuity payment is the sum of all subaccount variable annuity payments less the pro-rata amount of the administrative charge.

Annuity Unit Value

   The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

   . is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

   .   is the assumed investment factor for such Valuation Period.

   The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

   The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

   .   (a) is equal to:

       (i)the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

      (ii)the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

     (iii)a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

   .   (b) is equal to:

       (i)the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

      (ii)the per share charge or credit for any change in tax reserves for the prior Valuation Period.

   .   (c) is equal to:

       (i)the percentage factor representing the mortality and expense risk charge, plus

      (ii) the percentage factor representing the administrative charge.

   The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

   We will require proof of age and sex of the Annuitant before making any life annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the minimum annual rate of 3%. Any overpayments, including interest at the minimum annual rate of 3%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

   If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

   We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

                                     TAXES

General

   Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

   Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

   If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

   For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

   The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

   Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

   The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

   .   after attainment of age 59 1/2;

   .   when paid to your beneficiary after you die;

   .   after you become disabled (as defined in the IRC);

   . as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

   . payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

   .   dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

   . for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

   . payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

   . for payment of health insurance if you are unemployed and meet certain requirements

   .   distributions from IRAs for higher education expenses

   .   distributions from IRAs for first home purchases

   . amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

   The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

   An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more;
(2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

   Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification - Separate Account Investments

   Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to

   Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

   The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

   Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

   The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

   Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

   Under IRC section 72(e)(4)(c), if you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration, you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

   The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

Partial 1035 Exchanges

   Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code.

Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

   The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

   Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

   Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a)Plans of Self-Employed Individuals: "H.R. 10 Plans"

   Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b)Tax-Sheltered Annuities

   Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

   One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2006 is $15,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2006 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lesser of $44,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c)Individual Retirement Annuities

   Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d)Roth IRAs

   Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

   Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e)Pension and Profit-Sharing Plans

   Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f)Deferred Compensation Plans-Section 457(b)

   Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using underlying Funds for both variable life and variable annuity separate accounts. The boards of the Funds,

AIG Life, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

   .   state insurance law or federal income tax law changes;

   .   investment management of an underlying Fund changes; or

   . voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). One or more investment portfolio may sell its shares to other investment portfolios. Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract Owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment in the Contracts. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract Owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AIG Life. AIG uses PwC as its corporate-wide auditing firm.

Separate Account Financial Statements

   The statement of net assets as of December 31, 2006 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2006 of the Separate Account, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AIG Life Financial Statements

   The balance sheets of AIG Life at December 31, 2006 and 2005 and the related statements of income, shareholders' equity, cash flows and comprehensive income for the three years ended December 31, 2006, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

National Union Financial Statements

   The statutory statement of admitted assets, liabilities, capital and surplus of National Union as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus and of cash flow for the two years ended December 31, 2006, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Incorporation of AIG Financial Information

   We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended
December 31, 2006, File No. 001-08787, filed on March 1, 2007, in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AIG Life that we include in this SAI as bearing on the ability of AIG Life to meet its obligations under the Contracts.

   You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union to meet its obligations under Contracts with a date of issue of December 29, 2006 or earlier, as guarantor, to meet its obligations under a guarantee agreement that guarantees the insurance obligations of those certain Contracts.

                                                                        Page
I. Variable Account I Financial Statements                              -------

Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm...................................................... VA I-1
Statement of Net Assets as of December 31, 2006........................ VA I-2
Statement of Operations for the year ended December 31, 2006........... VA I-4
Statement of Changes in Net Assets for the years ended December 31,
  2006 and 2005........................................................ VA I-6
Notes to Financial Statements.......................................... VA I-30

                                                                         Page
II.AIG Life Financial Statements                                         ----

Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm.......................................................  2
Balance Sheets as of December 31, 2006 and 2005.........................  3
Statements of Income for the years ended December 31, 2006, 2005 and
  2004..................................................................  4
Statements of Shareholder's Equity for the years ended December 31,
  2006, 2005 and 2004...................................................  5
Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004..............................................................  6
Statements of Comprehensive Income for the years ended December 31,
  2006, 2005 and 2004...................................................  9
Notes to Financial Statements...........................................  10

                                                                         Page
III.National Union Financial Statements                                  ----

Report of PricewaterhouseCoopers LLP, Independent Auditors..............  2
Statements of Admitted Assets (Statutory Basis) as of December 31, 2006
  and 2005..............................................................  3
Statements of Liabilities, Capital and Surplus (Statutory Basis) as of
  December 31, 2006 and 2005............................................  4
Statements of Income and Changes in Capital and Surplus (Statutory
  Basis) for the years ended December 31, 2006 and 2005.................  5
Statements of Cash Flow (Statutory Basis) for the years ended
  December 31, 2006 and 2005............................................  6
Notes to Statutory Basis Financial Statements...........................  7

[LOGO OF AIG(R) AMERICAN GENERAL]

                                                             Variable Account I
                                                               Variable Annuity

                                                                           2006

                                                                  Annual Report

                                                              December 31, 2006

                                                     AIG Life Insurance Company
                         A member company of American International Group, Inc.

[LOGO OF PRICEWATERHOUSECOOPERS LLP]

                                                      PricewaterhouseCoopers LLP
                                                      1201 Louisiana
                                                      Suite 2900
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356 4000
                                                      Facsimile (713) 356 4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of AIG Life Insurance Company and Contract Owners of AIG Life Insurance Company Variable Account I

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts of AIG Life Insurance Company Variable Account I (the "Separate Account") listed in Note A at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 6, 2007

                                   VA I - 1

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2006

                                                                                                      Net assets
                       Investment    Due from (to) AIG              Contract owners Contract owners attributable to
                     securities - at  Life Insurance                   - annuity    - accumulation  contract owner
Sub-accounts           fair value         Company       Net Assets     reserves        reserves        reserves
------------         --------------- ----------------- ------------ --------------- --------------- ---------------
AIM V.I. Capital
  Appreciation Fund
  - Series I          $    827,751        $    (1)     $    827,750    $ 16,847      $    810,903    $    827,750
AIM V.I.
  International
  Growth Fund -
  Series I               1,067,164             (1)        1,067,163          --         1,067,163       1,067,163
AllianceBernstein
  Americas
  Government Income
  Portfolio - Class
  A                     31,982,340             --        31,982,340      40,355        31,941,985      31,982,340
AllianceBernstein
  Balanced Shares
  Portfolio - Class
  A                    147,896,641             (1)      147,896,640     111,055       147,785,585     147,896,640
AllianceBernstein
  Global Bond
  Portfolio - Class
  A                     14,545,718             (1)       14,545,717         423        14,545,294      14,545,717
AllianceBernstein
  Global Dollar
  Government
  Portfolio - Class
  A                     21,073,986             --        21,073,986      11,010        21,062,976      21,073,986
AllianceBernstein
  Global Technology
  Portfolio - Class
  A                     44,722,827             --        44,722,827      98,814        44,624,013      44,722,827
AllianceBernstein
  Global Technology
  Portfolio - Class
  B                     20,460,605             --        20,460,605      13,559        20,447,046      20,460,605
AllianceBernstein
  Growth and Income
  Portfolio - Class
  A                    185,089,805             (1)      185,089,804     377,259       184,712,545     185,089,804
AllianceBernstein
  Growth and Income
  Portfolio - Class
  B                    182,633,686             --       182,633,686     218,882       182,414,804     182,633,686
AllianceBernstein
  Growth Portfolio
  - Class A             65,472,131             --        65,472,131      41,379        65,430,752      65,472,131
AllianceBernstein
  Growth Portfolio
  - Class B             44,620,149             --        44,620,149       1,569        44,618,580      44,620,149
AllianceBernstein
  High Yield
  Portfolio - Class
  A                     28,637,395             --        28,637,395          --        28,637,395      28,637,395
AllianceBernstein
  International
  Growth Portfolio
  - Class A             45,278,059             --        45,278,059      31,803        45,246,256      45,278,059
AllianceBernstein
  International
  Research Growth
  Portfolio - Class
  A                     55,966,004             --        55,966,004     106,560        55,859,444      55,966,004
AllianceBernstein
  International
  Value Portfolio -
  Class A               59,345,027              1        59,345,028          --        59,345,028      59,345,028
AllianceBernstein
  Large Cap Growth
  Portfolio - Class
  A                    111,670,950             (1)      111,670,949     345,337       111,325,612     111,670,949
AllianceBernstein
  Large Cap Growth
  Portfolio - Class
  B                     65,273,905              1        65,273,906     122,758        65,151,148      65,273,906
AllianceBernstein
  Money Market
  Portfolio - Class
  A                     18,099,003         62,669        18,161,672      15,627        18,146,045      18,161,672
AllianceBernstein
  Money Market
  Portfolio - Class
  B                     14,120,837         45,401        14,166,238          --        14,166,238      14,166,238
AllianceBernstein
  Real Estate
  Investment
  Portfolio - Class
  A                     50,198,500              1        50,198,501     208,275        49,990,226      50,198,501
AllianceBernstein
  Small Cap Growth
  Portfolio - Class
  A                     41,296,528              1        41,296,529      69,842        41,226,687      41,296,529
AllianceBernstein
  Small/Mid Cap
  Value Portfolio -
  Class A               55,423,221             --        55,423,221     196,896        55,226,325      55,423,221
AllianceBernstein
  U.S.
  Government/High
  Grade Securities
  Portfolio - Class
  A                     62,173,275             --        62,173,275     120,344        62,052,931      62,173,275
AllianceBernstein
  U.S.
  Government/High
  Grade Securities
  Portfolio - Class
  B                      2,819,432             (1)        2,819,431          --         2,819,431       2,819,431
AllianceBernstein
  U.S. Large Cap
  Blended Style
  Portfolio - Class
  B                      3,093,778              1         3,093,779      28,489         3,065,290       3,093,779
AllianceBernstein
  Utility Income
  Portfolio - Class
  A                     49,195,848             --        49,195,848      18,219        49,177,629      49,195,848
AllianceBernstein
  Value Portfolio -
  Class B               76,756,159             (1)       76,756,158     327,357        76,428,801      76,756,158
BlackRock Basic
  Value V.I. Fund -
  Class I                6,374,606             --         6,374,606       5,669         6,368,937       6,374,606
BlackRock Bond V.I.
  Fund - Class I           298,309          1,133           299,442          --           299,442         299,442
BlackRock Money
  Market V.I. Fund
  - Class I                440,936             --           440,936          --           440,936         440,936
BlackRock Global
  Allocation V.I.
  Fund - Class I         2,061,234             --         2,061,234          --         2,061,234       2,061,234
BlackRock Global
  Growth V.I. Fund
  - Class I                649,705             (1)          649,704          --           649,704         649,704
BlackRock High
  Income V.I. Fund
  - Class I                418,800          2,760           421,560          --           421,560         421,560
BlackRock
  International
  Value V.I. Fund -
  Class I                2,500,221             --         2,500,221          --         2,500,221       2,500,221
BlackRock Large Cap
  Core V.I. Fund -
  Class I                1,953,944              1         1,953,945       5,352         1,948,593       1,953,945
BlackRock Large Cap
  Growth V.I. Fund
  - Class I                940,900             --           940,900          --           940,900         940,900
BlackRock Utilities
  and
  Telecommunications
  V.I. Fund - Class
  I                        596,140             --           596,140          --           596,140         596,140
BlackRock Value
  Opportunities
  V.I. Fund - Class
  I                      2,264,468             --         2,264,468          --         2,264,468       2,264,468
Delaware VIP
  Balanced Series -
  Standard class           914,165             --           914,165          --           914,165         914,165
Delaware VIP
  Capital Reserves
  Series - Standard
  class                    155,062            191           155,253          --           155,253         155,253
Delaware VIP Cash
  Reserve Series -
  Standard class           249,760            330           250,090          --           250,090         250,090
Delaware VIP Growth
  Opportunities
  Series - Standard
  class                    980,417             (1)          980,416          --           980,416         980,416
Delaware VIP High
  Yield Series -
  Standard class           483,606             --           483,606          --           483,606         483,606
Delaware VIP Value
  Series - Standard
  class                  4,695,829             --         4,695,829      22,470         4,673,359       4,695,829
Dreyfus Stock Index
  Fund, Inc. -
  Initial shares         5,279,025             --         5,279,025      50,625         5,228,400       5,279,025
Dreyfus VIF Small
  Company Stock
  Portfolio -
  Initial shares           832,800             --           832,800          --           832,800         832,800
Fidelity VIP Asset
  Manager Portfolio
  - Initial Class        4,266,167             --         4,266,167      19,282         4,246,885       4,266,167
Fidelity VIP
  Contrafund
  Portfolio -
  Initial Class          2,837,911             (1)        2,837,910      27,410         2,810,500       2,837,910
Fidelity VIP Growth
  Portfolio -
  Initial Class          3,258,301             --         3,258,301      25,023         3,233,278       3,258,301
Fidelity VIP High
  Income Portfolio
  - Initial Class          729,230             --           729,230          --           729,230         729,230

                            See accompanying notes.

                                   VA I - 2

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2006

                                                                                                          Net assets
                            Investment    Due from (to) AIG             Contract owners Contract owners attributable to
                          securities - at  Life Insurance                  - annuity    - accumulation  contract owner
Sub-accounts                fair value         Company      Net Assets     reserves        reserves        reserves
------------              --------------- ----------------- ----------- --------------- --------------- ---------------
Fidelity VIP Investment
  Grade Bond Portfolio -
  Initial Class             $ 1,635,503          $--        $ 1,635,503   $   52,720      $ 1,582,783     $ 1,635,503
Fidelity VIP Money
  Market Portfolio -
  Initial Class               2,151,019           --          2,151,019       38,147        2,112,872       2,151,019
Fidelity VIP Overseas
  Portfolio - Initial
  Class                         187,623           (1)           187,622           --          187,622         187,622
UBS U.S. Allocation
  Portfolio                  14,667,985           --         14,667,985           --       14,667,985      14,667,985
UIF Core Plus Fixed
  Income Portfolio -
  Class I                            --           --                 --           --               --              --
UIF Equity Growth
  Portfolio - Class I                --           --                 --           --               --              --
UIF Technology Portfolio
  - Class I                          --           --                 --           --               --              --
UIF Value Portfolio -
  Class I                            --           --                 --           --               --              --
Van Eck Worldwide
  Emerging Markets Fund         722,390           --            722,390           --          722,390         722,390
Van Eck Worldwide Hard
  Assets Fund                   680,008           (1)           680,007           --          680,007         680,007
Vanguard 500 Index Fund          29,376           --             29,376       29,376               --          29,376
Vanguard Dividend Growth
  Fund                           28,795           --             28,795       28,795               --          28,795
Vanguard GNMA Fund               13,106           (1)            13,105       13,105               --          13,105
Vanguard Health Care Fund        63,832           (1)            63,831       63,831               --          63,831
Vanguard
  Inflation-Protected
  Securities Fund               157,045           --            157,045      157,045               --         157,045
Vanguard International
  Growth Fund                    13,145           (2)            13,143       13,143               --          13,143
Vanguard LifeStrategy
  Conservative Growth
  Fund                           32,710           --             32,710       32,710               --          32,710
Vanguard LifeStrategy
  Growth Fund                   168,066           (1)           168,065      168,065               --         168,065
Vanguard LifeStrategy
  Income Fund                   222,048           (1)           222,047      222,047               --         222,047
Vanguard LifeStrategy
  Moderate Growth Fund          906,955           (2)           906,953      906,953               --         906,953
Vanguard Prime Money
  Market Fund                     4,478           (1)             4,477        4,477               --           4,477
Vanguard PRIMECAP Fund            3,144           --              3,144        3,144               --           3,144
Vanguard Small-Cap
  Growth Index Fund              19,750           --             19,750       19,750               --          19,750
Vanguard Small-Cap Value
  Index Fund                     29,051           --             29,051       29,051               --          29,051
Vanguard Total Bond
  Market Index Fund               8,427           --              8,427        8,427               --           8,427
Vanguard Total
  International Stock
  Index Fund                    307,250           (1)           307,249      307,249               --         307,249
Vanguard U.S. Growth Fund         4,585           (1)             4,584        4,584               --           4,584
Vanguard VIF Balanced
  Portfolio                   4,568,050           --          4,568,050    4,568,050               --       4,568,050
Vanguard VIF Capital
  Growth Portfolio              177,719           --            177,719      177,719               --         177,719
Vanguard VIF Diversified
  Value Portfolio               446,466           --            446,466      446,466               --         446,466
Vanguard VIF Equity
  Income Portfolio              624,226           --            624,226      624,226               --         624,226
Vanguard VIF Equity
  Index Portfolio               430,794           --            430,794      430,794               --         430,794
Vanguard VIF Growth
  Portfolio                      60,284           --             60,284       60,284               --          60,284
Vanguard VIF High Yield
  Bond Portfolio                376,902           (1)           376,901      376,901               --         376,901
Vanguard VIF
  International Portfolio     1,478,249           --          1,478,249    1,478,249               --       1,478,249
Vanguard VIF Mid-Cap
  Index Portfolio               324,199           --            324,199      324,199               --         324,199
Vanguard VIF Money
  Market Portfolio                4,299           --              4,299        4,299               --           4,299
Vanguard VIF REIT Index
  Portfolio                     444,848           --            444,848      444,848               --         444,848
Vanguard VIF Short-Term
  Investment-Grade
  Portfolio                     145,842           --            145,842      145,842               --         145,842
Vanguard VIF Small
  Company Growth
  Portfolio                     172,093           --            172,093      172,093               --         172,093
Vanguard VIF Total Bond
  Market Index Portfolio        444,780           --            444,780      444,780               --         444,780
Vanguard VIF Total Stock
  Market Index Portfolio      2,202,013           --          2,202,013    2,202,013               --       2,202,013
Vanguard Wellington Fund        128,741           --            128,741      128,741               --         128,741
Vanguard Windsor Fund             3,121           --              3,121        3,121               --           3,121

                            See accompanying notes.

                                   VA I - 3

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006

                               A            B            A+B=C           D              E             F           C+D+E+F
                          ----------- -------------- ------------- -------------- ------------- -------------- --------------
                                      Mortality and                                             Net Change in     Increase
                                       expense risk                               Capital gain    unrealized   (decrease) in
                           Dividends       and            Net       Net realized  distributions  appreciation    net assets
                          from mutual administrative  Investment   gain (loss) on  from mutual  (depreciation) resulting from
Sub-accounts                 funds       charges     Income (loss)  investments       funds     of investments   operations
------------              ----------- -------------- ------------- -------------- ------------- -------------- --------------
AIM V.I. Capital
  Appreciation Fund -
  Series I                $      477   $   (13,194)   $   (12,717)  $    (83,954)  $        --   $   137,945    $    41,274
AIM V.I. International
  Growth Fund - Series I      10,104       (16,444)        (6,340)       336,111            --       (54,278)       275,493
AllianceBernstein
  Americas Government
  Income Portfolio -
  Class A                  2,456,031      (491,087)     1,964,944        102,844       109,036    (1,763,091)       413,733
AllianceBernstein
  Balanced Shares
  Portfolio - Class A      3,750,908    (2,091,968)     1,658,940      2,453,899     4,067,342     6,099,128     14,279,309
AllianceBernstein Global
  Bond Portfolio - Class
  A                          233,954      (208,526)        25,428       (374,883)      129,692       731,570        511,807
AllianceBernstein Global
  Dollar Government
  Portfolio - Class A      1,193,898      (287,043)       906,855        588,144       941,948      (793,166)     1,643,781
AllianceBernstein Global
  Technology Portfolio -
  Class A                         --      (708,259)      (708,259)   (16,747,748)           --    20,610,359      3,154,352
AllianceBernstein Global
  Technology Portfolio -
  Class B                         --      (310,864)      (310,864)    (2,539,385)           --     4,127,244      1,276,995
AllianceBernstein Growth
  and Income Portfolio -
  Class A                  2,827,418    (2,760,685)        66,733      8,560,166    10,280,124     8,974,165     27,881,188
AllianceBernstein Growth
  and Income Portfolio -
  Class B                  2,076,120    (2,502,067)      (425,947)     3,090,722     9,321,641    13,576,582     25,562,998
AllianceBernstein Growth
  Portfolio - Class A             --    (1,054,429)    (1,054,429)    (7,776,835)           --     6,140,650     (2,690,614)
AllianceBernstein Growth
  Portfolio - Class B             --      (686,110)      (686,110)      (994,505)           --      (150,364)    (1,830,979)
AllianceBernstein High
  Yield Portfolio -
  Class A                  2,604,471      (413,572)     2,190,899        554,650            --      (648,268)     2,097,281
AllianceBernstein
  International Growth
  Portfolio - Class A        382,401      (606,154)      (223,753)     8,042,674       254,934     1,282,503      9,356,358
AllianceBernstein
  International Research
  Growth Portfolio -
  Class A                    226,718      (768,881)      (542,163)     7,740,802            --     4,581,286     11,779,925
AllianceBernstein
  International Value
  Portfolio - Class A        684,348      (709,249)       (24,901)     5,637,821       898,912     8,089,891     14,601,723
AllianceBernstein Large
  Cap Growth Portfolio -
  Class A                         --    (1,773,047)    (1,773,047)   (11,115,168)           --     9,390,951     (3,497,264)
AllianceBernstein Large
  Cap Growth Portfolio -
  Class B                         --      (965,993)      (965,993)    (1,880,001)           --     1,060,916     (1,785,078)
AllianceBernstein Money
  Market Portfolio -
  Class A                    916,219      (308,805)       607,414             --            --            --        607,414
AllianceBernstein Money
  Market Portfolio -
  Class B                    607,059      (218,090)       388,969             --            --            --        388,969
AllianceBernstein Real
  Estate Investment
  Portfolio - Class A        948,423      (668,420)       280,003      6,175,843     6,059,370     1,209,447     13,724,663
AllianceBernstein Small
  Cap Growth Portfolio -
  Class A                         --      (606,442)      (606,442)     3,557,001            --       816,747      3,767,306
AllianceBernstein
  Small/Mid Cap Value
  Portfolio - Class A        239,616      (805,759)      (566,143)     4,291,401     3,961,655      (730,659)     6,956,254
AllianceBernstein U.S.
  Government/High Grade
  Securities Portfolio -
  Class A                  2,663,061      (920,732)     1,742,329       (420,566)           --       183,101      1,504,864
AllianceBernstein U.S.
  Government/High Grade
  Securities Portfolio -
  Class B                    114,245       (41,323)        72,922        (27,927)           --        15,168         60,163
AllianceBernstein U.S.
  Large Cap Blended
  Style Portfolio -
  Class B                         --       (39,114)       (39,114)       174,307       120,293       (25,894)       229,592
AllianceBernstein
  Utility Income
  Portfolio - Class A      1,152,970      (632,453)       520,517      1,227,577            --     7,288,426      9,036,520
AllianceBernstein Value
  Portfolio - Class B        693,269    (1,027,945)      (334,676)     3,672,672     1,974,765     7,759,529     13,072,290
BlackRock Basic Value
  V.I. Fund - Class I         97,730       (84,799)        12,931        154,740       646,392       303,044      1,117,107
BlackRock Bond V.I. Fund
  - Class I                   13,610        (4,119)         9,491              5            --          (989)         8,507
BlackRock Money Market
  V.I. Fund - Class I         15,398        (4,852)        10,546             --            --            --         10,546
BlackRock Global
  Allocation V.I. Fund -
  Class I                     53,112       (24,157)        28,955         86,740        77,352        58,919        251,966
BlackRock Global Growth
  V.I. Fund - Class I          5,762        (8,430)        (2,668)       (19,669)           --       135,704        113,367
BlackRock High Income
  V.I. Fund - Class I         32,475        (6,089)        26,386          3,807            --         2,923         33,116
BlackRock International
  Value V.I. Fund -
  Class I                     79,260       (34,384)        44,876        209,515       212,005        94,432        560,828
BlackRock Large Cap Core
  V.I. Fund - Class I         17,427       (24,925)        (7,498)         4,245       208,590        27,165        232,502
BlackRock Large Cap
  Growth V.I. Fund -
  Class I                      2,651       (12,055)        (9,404)        12,654            --        47,797         51,047
BlackRock Utilities and
  Telecommunications
  V.I. Fund - Class I         16,741        (8,016)         8,725        (16,343)       14,918       116,148        123,448
BlackRock Value
  Opportunities V.I.
  Fund - Class I               6,265       (34,416)       (28,151)        67,035       394,243      (181,337)       251,790
Delaware VIP Balanced
  Series - Standard class     25,573       (10,923)        14,650         (8,819)           --       115,952        121,783
Delaware VIP Capital
  Reserves Series -
  Standard class               8,407        (2,356)         6,051           (404)           --           372          6,019
Delaware VIP Cash
  Reserve Series -
  Standard class              11,857        (3,408)         8,449             --            --            (1)         8,448
Delaware VIP Growth
  Opportunities Series -
  Standard class                  --       (12,058)       (12,058)        (3,386)           --        62,817         47,373
Delaware VIP High Yield
  Series - Standard class     31,123        (6,025)        25,098         (9,379)           --        35,380         51,099
Delaware VIP Value
  Series - Standard class     69,970       (55,066)        14,904         95,082        92,583       699,962        902,531
Dreyfus Stock Index
  Fund, Inc. - Initial
  shares                      96,135       (84,596)        11,539         80,211            --       677,305        769,055
Dreyfus VIF Small
  Company Stock
  Portfolio - Initial
  shares                          --       (18,363)       (18,363)       124,931       190,891      (174,214)       123,245
Fidelity VIP Asset
  Manager Portfolio -
  Initial Class              149,188       (70,312)        78,876       (145,847)           --       336,757        269,786

                            See accompanying notes.

                                   VA I - 4

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2006

                               A            B          A+B=C         D             E             F            C+D+E+F
                          ----------- -------------- ---------- ------------ ------------- -------------- ---------------
                                      Mortality and                                        Net Change in     Increase
                                       expense risk     Net     Net realized Capital gain    unrealized    (decrease) in
                           Dividends       and       investment gain (loss)  distributions  appreciation    net assets
                          from mutual administrative   income        on       from mutual  (depreciation)    resulting
Sub-accounts                 funds       charges       (loss)   investments      funds     of investments from operations
------------              ----------- -------------- ---------- ------------ ------------- -------------- ---------------
Fidelity VIP Contrafund
  Portfolio - Initial
  Class                    $ 41,154     $ (48,822)    $ (7,668)  $ 323,293     $240,401      $ (237,104)    $  318,922
Fidelity VIP Growth
  Portfolio - Initial
  Class                      16,003       (52,632)     (36,629)   (149,983)          --         376,679        190,067
Fidelity VIP High Income
  Portfolio - Initial
  Class                      63,870       (14,666)      49,204      60,390           --         (15,287)        94,307
Fidelity VIP Investment
  Grade Bond Portfolio -
  Initial Class              94,801       (28,951)      65,850     (75,478)       5,677          51,746         47,795
Fidelity VIP Money
  Market Portfolio -
  Initial Class              99,732       (29,274)      70,458          --           --              --         70,458
Fidelity VIP Overseas
  Portfolio - Initial
  Class                       2,023        (2,767)        (744)      9,196        1,406          21,284         31,142
UBS U.S. Allocation
  Portfolio                 433,183      (215,186)     217,997    (378,886)          --       1,558,377      1,397,488
UIF Core Plus Fixed
  Income Portfolio -
  Class I                        --           (79)         (79)        (34)          --            (301)          (414)
UIF Equity Growth
  Portfolio - Class I            --           (79)         (79)      6,840           --          (5,965)           796
UIF Technology Portfolio
  - Class I                      --           (28)         (28)     (1,190)          --           2,036            818
UIF Value Portfolio -
  Class I                        --            --           --          --           --              --             --
Van Eck Worldwide
  Emerging Markets Fund       4,848       (10,285)      (5,437)    202,096       76,334         (38,375)       234,618
Van Eck Worldwide Hard
  Assets Fund                   497       (10,418)      (9,921)    125,187       42,272         (22,394)       135,144
Vanguard 500 Index Fund         496          (211)         285         461           --           3,171          3,917
Vanguard Dividend Growth
  Fund                          514          (138)         376         159           --           4,151          4,686
Vanguard GNMA Fund              784           (79)         705        (411)          --             165            459
Vanguard Health Care Fund       910          (336)         574         991        2,952           1,811          6,328
Vanguard
  Inflation-Protected
  Securities Fund             4,388          (664)       3,724      (2,222)          --          (2,539)        (1,037)
Vanguard International
  Growth Fund                   265           (64)         201          (6)       1,018              51          1,264
Vanguard LifeStrategy
  Conservative Growth
  Fund                        1,042          (243)         799         445           --           1,784          3,028
Vanguard LifeStrategy
  Growth Fund                 3,236          (796)       2,440       2,586           --          17,431         22,457
Vanguard LifeStrategy
  Income Fund                 7,768        (1,021)       6,747         468        1,067           5,950         14,232
Vanguard LifeStrategy
  Moderate Growth Fund       23,393        (5,373)      18,020       8,673           --          74,510        101,203
Vanguard Prime Money
  Market Fund                   219           (34)         185          --           --              --            185
Vanguard PRIMECAP Fund           19           (23)          (4)         88          173              83            340
Vanguard Small-Cap
  Growth Index Fund              56          (148)         (92)        150           --           2,023          2,081
Vanguard Small-Cap Value
  Index Fund                    518          (191)         327         173           --           3,381          3,881
Vanguard Total Bond
  Market Index Fund             419           (64)         355         (38)          --             (26)           291
Vanguard Total
  International Stock
  Index Fund                  6,838        (1,518)       5,320      12,477           --          49,188         66,985
Vanguard U.S. Growth Fund        22           (35)         (13)         52           --              --             39
Vanguard VIF Balanced
  Portfolio                  85,756       (18,988)      66,768      56,248      105,934         289,088        518,038
Vanguard VIF Capital
  Growth Portfolio              823          (737)          86       1,968        5,001           7,392         14,447
Vanguard VIF Diversified
  Value Portfolio             6,343        (1,864)       4,479      24,671        4,156          27,932         61,238
Vanguard VIF Equity
  Income Portfolio            8,908        (2,156)       6,752       1,848       14,681          57,312         80,593
Vanguard VIF Equity
  Index Portfolio             5,204        (1,613)       3,591       1,982       20,165          15,875         41,613
Vanguard VIF Growth
  Portfolio                     257          (382)        (125)      3,061           --          (3,110)          (174)
Vanguard VIF High Yield
  Bond Portfolio             16,217        (1,456)      14,761         (91)          --           1,555         16,225
Vanguard VIF
  International Portfolio     5,134        (3,226)       1,908      29,714        4,201         102,413        138,236
Vanguard VIF Mid-Cap
  Index Portfolio             2,823        (1,514)       1,309       5,133       10,869          20,689         38,000
Vanguard VIF Money
  Market Portfolio           10,514        (1,019)       9,495         233           --              --          9,728
Vanguard VIF REIT Index
  Portfolio                   6,106        (1,771)       4,335      20,500       19,337          56,722        100,894
Vanguard VIF Short-Term
  Investment-Grade
  Portfolio                   2,706          (514)       2,192         (79)          --           2,425          4,538
Vanguard VIF Small
  Company Growth
  Portfolio                     267          (556)        (289)      1,162        8,216            (305)         8,784
Vanguard VIF Total Bond
  Market Index Portfolio     15,221        (2,051)      13,170      (3,029)          --           4,656         14,797
Vanguard VIF Total Stock
  Market Index Portfolio     12,619        (7,146)       5,473      28,941       99,647          59,498        193,559
Vanguard Wellington Fund      3,846          (942)       2,904       1,026        5,332           7,338         16,600
Vanguard Windsor Fund            44           (22)          22          48          237             197            504

                            See accompanying notes.

                                   VA I - 5

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2006 and 2005

                                                                     Sub-accounts
                                         --------------------------------------------------------------------
                                                                          AllianceBernstein
                                                             AIM V.I.          Americas      AllianceBernstein
                                         AIM V.I. Capital  International      Government      Balanced Shares
                                           Appreciation       Growth      Income Portfolio -    Portfolio -
                                         Fund - Series I  Fund - Series I      Class A            Class A
                                         ---------------- --------------- ------------------ -----------------
For the Year Ended December 31, 2006

OPERATIONS:

   Net investment income (loss)             $  (12,717)     $   (6,340)      $ 1,964,944       $  1,658,940
   Net realized gain (loss) on
     investments                               (83,954)        336,111           102,844          2,453,899
   Capital gain distributions from
     mutual funds                                   --              --           109,036          4,067,342
   Net change in unrealized
     appreciation (depreciation) of
     investments                               137,945         (54,278)       (1,763,091)         6,099,128
                                            ----------      ----------       -----------       ------------
Increase (decrease) in net assets
  resulting from operations                     41,274         275,493           413,733         14,279,309
                                            ----------      ----------       -----------       ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                    3,270           6,050            55,946            439,450
   Administrative charges                         (854)         (1,197)          (71,146)          (292,392)
   Net transfers from (to) other
     Sub-accounts or fixed rate option         (38,365)         52,294        (1,822,204)          (365,980)
   Mortality reserve transfers                     104              --               464              1,841
   Contract withdrawals                       (268,565)       (609,791)       (5,498,892)       (20,477,021)
   Surrender charges                            (2,354)         (1,581)          (51,074)          (166,839)
   Death benefits                               (2,767)         (2,506)         (943,131)        (3,579,775)
   Annuity payments                             (1,178)             --            (7,963)           (26,811)
                                            ----------      ----------       -----------       ------------
Increase (decrease) in net assets
  resulting from principal transactions       (310,709)       (556,731)       (8,338,000)       (24,467,527)
                                            ----------      ----------       -----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (269,435)       (281,238)       (7,924,267)       (10,188,218)

NET ASSETS:

   Beginning of year                         1,097,185       1,348,401        39,906,607        158,084,858
                                            ----------      ----------       -----------       ------------
   End of year                              $  827,750      $1,067,163       $31,982,340       $147,896,640
                                            ==========      ==========       ===========       ============
For the Year Ended December 31, 2005

OPERATIONS:

   Net investment income (loss)             $  (15,474)     $  (10,414)      $ 2,257,964       $  1,945,989
   Net realized gain (loss) on
     investments                              (134,877)        106,953           730,018          1,717,919
   Capital gain distributions from
     mutual funds                                   --              --                --                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                               219,128         101,802          (216,798)           244,053
                                            ----------      ----------       -----------       ------------
Increase (decrease) in net assets
  resulting from operations                     68,777         198,341         2,771,184          3,907,961
                                            ----------      ----------       -----------       ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                    7,414           4,100           280,144            907,383
   Administrative charges                       (1,095)         (1,082)          (81,672)          (318,502)
   Net transfers from (to) other
     Sub-accounts or fixed rate option         (64,840)        101,808          (278,364)           751,458
   Mortality reserve transfers                      56              --              (331)             2,532
   Contract withdrawals                       (233,933)       (333,871)       (4,482,944)       (18,668,311)
   Surrender charges                            (1,913)         (3,678)          (60,208)          (252,109)
   Death benefits                               (6,189)             --          (879,360)        (3,515,158)
   Annuity payments                             (1,134)             --           (12,612)           (35,336)
                                            ----------      ----------       -----------       ------------
Increase (decrease) in net assets
  resulting from principal transactions       (301,634)       (232,723)       (5,515,347)       (21,128,043)
                                            ----------      ----------       -----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (232,857)        (34,382)       (2,744,163)       (17,220,082)

NET ASSETS:

   Beginning of year                         1,330,042       1,382,783        42,650,770        175,304,940
                                            ----------      ----------       -----------       ------------
   End of year                              $1,097,185      $1,348,401       $39,906,607       $158,084,858
                                            ==========      ==========       ===========       ============

                            See accompanying notes.

                                   VA I - 6

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                 Sub-accounts
                                    ----------------------------------------------------------------------
                                                      AllianceBernstein
                                    AllianceBernstein   Global Dollar   AllianceBernstein AllianceBernstein
                                       Global Bond       Government     Global Technology Global Technology
                                       Portfolio -       Portfolio -       Portfolio -       Portfolio -
                                         Class A           Class A           Class A           Class B
                                    ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $    25,428       $   906,855      $   (708,259)      $  (310,864)
   Net realized gain (loss) on
     investments                          (374,883)          588,144       (16,747,748)       (2,539,385)
   Capital gain distributions from
     mutual funds                          129,692           941,948                --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        731,570          (793,166)       20,610,359         4,127,244
                                       -----------       -----------      ------------       -----------
Increase (decrease) in net assets
  resulting from operations                511,807         1,643,781         3,154,352         1,276,995
                                       -----------       -----------      ------------       -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                8,890            50,278           135,785            31,340
   Administrative charges                  (26,098)          (35,035)          (78,979)          (66,595)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                273,769         2,324,350        (4,487,681)       (2,447,991)
   Mortality reserve transfers               3,052            (3,164)           (1,553)               --
   Contract withdrawals                 (1,971,411)       (2,727,701)      (10,533,469)       (1,794,650)
   Surrender charges                       (20,699)          (19,312)          (48,054)          (40,731)
   Death benefits                         (251,579)         (571,437)       (1,079,332)         (445,617)
   Annuity payments                         (5,524)           (2,679)          (28,679)             (435)
                                       -----------       -----------      ------------       -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (1,989,600)         (984,700)      (16,121,962)       (4,764,679)
                                       -----------       -----------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (1,477,793)          659,081       (12,967,610)       (3,487,684)

NET ASSETS:

   Beginning of year                    16,023,510        20,414,905        57,690,437        23,948,289
                                       -----------       -----------      ------------       -----------
   End of year                         $14,545,717       $21,073,986      $ 44,722,827       $20,460,605
                                       ===========       ===========      ============       ===========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $ 1,318,123       $   918,384      $   (852,053)      $  (339,083)
   Net realized gain (loss) on
     investments                            55,589         1,631,137       (20,932,440)       (4,200,792)
   Capital gain distributions from
     mutual funds                          198,928           904,184                --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                     (3,187,576)       (1,950,113)       22,291,266         4,807,908
                                       -----------       -----------      ------------       -----------
Increase (decrease) in net assets
  resulting from operations             (1,614,936)        1,503,592           506,773           268,033
                                       -----------       -----------      ------------       -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               28,039           100,515           118,544            46,560
   Administrative charges                  (30,085)          (33,427)          (91,665)          (71,659)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              2,552,578         1,738,690        (6,749,751)       (1,294,507)
   Mortality reserve transfers               4,340            (4,216)           (1,043)               --
   Contract withdrawals                 (1,993,923)       (2,579,133)       (8,045,913)       (2,248,991)
   Surrender charges                       (25,998)          (36,796)          (90,748)          (55,016)
   Death benefits                         (296,299)         (308,369)       (1,102,193)         (910,089)
   Annuity payments                         (5,953)           (2,520)          (33,674)               --
                                       -----------       -----------      ------------       -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                             232,699        (1,125,256)      (15,996,443)       (4,533,702)
                                       -----------       -----------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (1,382,237)          378,336       (15,489,670)       (4,265,669)

NET ASSETS:

   Beginning of year                    17,405,747        20,036,569        73,180,107        28,213,958
                                       -----------       -----------      ------------       -----------
   End of year                         $16,023,510       $20,414,905      $ 57,690,437       $23,948,289
                                       ===========       ===========      ============       ===========

                            See accompanying notes.

                                   VA I - 7

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                   Sub-accounts
                                    --------------------------------------------------------------------------
                                    AllianceBernstein  AllianceBernstein
                                        Growth and         Growth and     AllianceBernstein  AllianceBernstein
                                    Income Portfolio - Income Portfolio - Growth Portfolio - Growth Portfolio -
                                         Class A            Class B            Class A            Class B
                                    ------------------ ------------------ ------------------ ------------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $     66,733       $   (425,947)      $ (1,054,429)      $   (686,110)
   Net realized gain (loss) on
     investments                          8,560,166          3,090,722         (7,776,835)          (994,505)
   Capital gain distributions from
     mutual funds                        10,280,124          9,321,641                 --                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       8,974,165         13,576,582          6,140,650           (150,364)
                                       ------------       ------------       ------------       ------------
Increase (decrease) in net assets
  resulting from operations              27,881,188         25,562,998         (2,690,614)        (1,830,979)
                                       ------------       ------------       ------------       ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               590,269            486,351            106,805            206,381
   Administrative charges                  (249,519)          (469,050)           (97,609)          (134,242)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              (9,854,882)        (8,642,025)        (5,598,783)        (3,209,146)
   Mortality reserve transfers                 (136)               383                886                 13
   Contract withdrawals                 (45,235,839)       (13,974,750)       (14,258,572)        (4,562,297)
   Surrender charges                       (153,304)          (251,855)           (61,030)           (96,223)
   Death benefits                        (6,274,407)        (4,469,939)        (2,294,620)        (1,027,198)
   Annuity payments                         (85,686)           (10,354)           (33,278)              (492)
                                       ------------       ------------       ------------       ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (61,263,504)       (27,331,239)       (22,236,201)        (8,823,204)
                                       ------------       ------------       ------------       ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (33,382,316)        (1,768,241)       (24,926,815)       (10,654,183)

NET ASSETS:

   Beginning of year                    218,472,120        184,401,927         90,398,946         55,274,332
                                       ------------       ------------       ------------       ------------
   End of year                         $185,089,804       $182,633,686       $ 65,472,131       $ 44,620,149
                                       ============       ============       ============       ============
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $    206,107       $   (239,957)      $ (1,273,595)      $   (741,593)
   Net realized gain (loss) on
     investments                          5,411,827          1,921,503         (9,386,181)        (1,445,613)
   Capital gain distributions from
     mutual funds                                --                 --                 --                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       1,680,782          4,004,394         19,049,024          7,179,174
                                       ------------       ------------       ------------       ------------
Increase (decrease) in net assets
  resulting from operations               7,298,716          5,685,940          8,389,248          4,991,968
                                       ------------       ------------       ------------       ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               321,361            870,520            183,275            250,072
   Administrative charges                  (284,816)          (499,878)          (114,114)          (144,953)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              (7,786,916)        (7,078,757)        (3,233,396)          (226,371)
   Mortality reserve transfers                  535                515             (1,290)                (8)
   Contract withdrawals                 (34,829,357)       (16,015,303)       (15,247,937)        (4,456,436)
   Surrender charges                       (262,856)          (429,779)          (106,679)          (109,784)
   Death benefits                        (5,408,209)        (4,964,629)        (2,418,960)        (1,430,909)
   Annuity payments                        (106,324)            (5,319)           (44,725)              (250)
                                       ------------       ------------       ------------       ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (48,356,582)       (28,122,630)       (20,983,826)        (6,118,639)
                                       ------------       ------------       ------------       ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (41,057,866)       (22,436,690)       (12,594,578)        (1,126,671)

NET ASSETS:

   Beginning of year                    259,529,986        206,838,617        102,993,524         56,401,003
                                       ------------       ------------       ------------       ------------
   End of year                         $218,472,120       $184,401,927       $ 90,398,946       $ 55,274,332
                                       ============       ============       ============       ============

                            See accompanying notes.

                                   VA I - 8

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                     Sub-accounts
                                    ------------------------------------------------------------------------------
                                                                              AllianceBernstein
                                                           AllianceBernstein    International    AllianceBernstein
                                      AllianceBernstein      International     Research Growth  International Value
                                    High Yield Portfolio - Growth Portfolio -    Portfolio -        Portfolio -
                                           Class A              Class A            Class A            Class A
                                    ---------------------- ------------------ ----------------- -------------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)          $ 2,190,899          $  (223,753)       $  (542,163)       $   (24,901)
   Net realized gain (loss) on
     investments                             554,650            8,042,674          7,740,802          5,637,821
   Capital gain distributions from
     mutual funds                                 --              254,934                 --            898,912
   Net change in unrealized
     appreciation (depreciation)
     of investments                         (648,268)           1,282,503          4,581,286          8,089,891
                                         -----------          -----------        -----------        -----------
Increase (decrease) in net assets
  resulting from operations                2,097,281            9,356,358         11,779,925         14,601,723
                                         -----------          -----------        -----------        -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 90,970               89,036             34,589            267,868
   Administrative charges                    (59,306)             (83,160)          (107,004)          (116,529)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 (219,381)           3,027,426           (973,330)        10,076,603
   Mortality reserve transfers                    --               (1,390)             1,500                 --
   Contract withdrawals                   (4,233,875)          (6,184,096)        (7,368,449)        (7,269,313)
   Surrender charges                         (30,956)             (35,876)           (61,070)           (59,494)
   Death benefits                           (705,629)            (710,230)          (899,147)          (668,787)
   Annuity payments                               --              (45,512)           (16,822)                --
                                         -----------          -----------        -----------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (5,158,177)          (3,943,802)        (9,389,733)         2,230,348
                                         -----------          -----------        -----------        -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (3,060,896)           5,412,556          2,390,192         16,832,071

NET ASSETS:
   Beginning of year                      31,698,291           39,865,503         53,575,812         42,512,957
                                         -----------          -----------        -----------        -----------
   End of year                           $28,637,395          $45,278,059        $55,966,004        $59,345,028
                                         ===========          ===========        ===========        ===========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)          $ 2,429,167          $  (341,500)       $  (433,793)       $  (304,767)
   Net realized gain (loss) on
     investments                             109,461            2,306,608          2,205,092          2,989,301
   Capital gain distributions from
     mutual funds                                 --                   --                 --            613,180
   Net change in unrealized
     appreciation (depreciation)
     of investments                       (2,470,738)           4,444,941          6,256,048          2,305,754
                                         -----------          -----------        -----------        -----------
Increase (decrease) in net assets
  resulting from operations                   67,890            6,410,049          8,027,347          5,603,468
                                         -----------          -----------        -----------        -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 64,024               90,754            181,771            221,257
   Administrative charges                    (67,672)             (67,141)           (89,426)           (84,767)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (2,291,534)           2,781,547          4,705,057          6,563,981
   Mortality reserve transfers                    --               (1,382)             3,103                 --
   Contract withdrawals                   (4,020,552)          (4,392,839)        (4,552,700)        (3,889,094)
   Surrender charges                         (63,361)             (42,341)           (48,631)           (68,155)
   Death benefits                           (987,566)            (772,617)        (1,186,773)          (511,393)
   Annuity payments                           (2,691)             (31,926)           (17,569)                --
                                         -----------          -----------        -----------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (7,369,352)          (2,435,945)        (1,005,168)         2,231,829
                                         -----------          -----------        -----------        -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (7,301,462)           3,974,104          7,022,179          7,835,297

NET ASSETS:

   Beginning of year                      38,999,753           35,891,399         46,553,633         34,677,660
                                         -----------          -----------        -----------        -----------
   End of year                           $31,698,291          $39,865,503        $53,575,812        $42,512,957
                                         ===========          ===========        ===========        ===========

                            See accompanying notes.

                                   VA I - 9

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

For the Years Ended December 31, 2006 and 2005

                                                                  Sub-accounts
                                    ------------------------------------------------------------------------
                                    AllianceBernstein  AllianceBernstein  AllianceBernstein AllianceBernstein
                                        Large Cap          Large Cap        Money Market      Money Market
                                    Growth Portfolio - Growth Portfolio -    Portfolio -       Portfolio -
                                         Class A            Class B            Class A           Class B
                                    ------------------ ------------------ ----------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $ (1,773,047)      $   (965,993)     $    607,414       $   388,969
   Net realized gain (loss) on
     investments                        (11,115,168)        (1,880,001)               --                --
   Capital gain distributions from
     mutual funds                                --                 --                --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       9,390,951          1,060,916                --                --
                                       ------------       ------------      ------------       -----------
Increase (decrease) in net assets
  resulting from operations              (3,497,264)        (1,785,078)          607,414           388,969
                                       ------------       ------------      ------------       -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               291,867            210,124           298,069           115,912
   Administrative charges                  (186,817)          (199,485)          (25,264)          (32,797)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              (6,755,419)          (780,818)       14,074,026         6,220,754
   Mortality reserve transfers                6,593                 98                78                --
   Contract withdrawals                 (24,623,770)        (6,465,888)      (15,628,176)       (7,472,849)
   Surrender charges                        (89,474)          (124,968)          (24,007)         (150,799)
   Death benefits                        (3,463,563)        (1,459,623)         (408,693)         (953,539)
   Annuity payments                         (66,016)            (7,316)           (1,238)               --
                                       ------------       ------------      ------------       -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (34,886,599)        (8,827,876)       (1,715,205)       (2,273,318)
                                       ------------       ------------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (38,383,863)       (10,612,954)       (1,107,791)       (1,884,349)

NET ASSETS:
   Beginning of year                    150,054,812         75,886,860        19,269,463        16,050,587
                                       ------------       ------------      ------------       -----------
   End of year                         $111,670,949       $ 65,273,906      $ 18,161,672       $14,166,238
                                       ============       ============      ============       ===========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $ (2,061,979)      $ (1,006,377)     $    220,236       $   107,139
   Net realized gain (loss) on
     investments                        (15,495,115)        (3,562,527)               --                --
   Capital gain distributions from
     mutual funds                                --                 --                --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      35,371,571         13,347,895                --                --
                                       ------------       ------------      ------------       -----------
Increase (decrease) in net assets
  resulting from operations              17,814,477          8,778,991           220,236           107,139
                                       ------------       ------------      ------------       -----------
PRINCIPAL TRANSACTIONS:

Contract purchase payments                  399,383            466,631           228,170           274,907
   Administrative charges                  (208,088)          (207,822)          (26,534)          (34,863)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              (8,581,077)        (2,596,257)        7,245,048         4,844,914
   Mortality reserve transfers                5,296                 95                96                --
   Contract withdrawals                 (19,125,672)        (6,138,197)      (10,699,507)       (3,847,025)
   Surrender charges                       (186,718)          (157,579)          (84,126)          (85,378)
   Death benefits                        (3,793,170)        (1,725,697)       (1,517,224)       (1,013,389)
   Annuity payments                         (91,642)              (860)           (6,319)               --
                                       ------------       ------------      ------------       -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (31,581,688)       (10,359,686)       (4,860,396)          139,166
                                       ------------       ------------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (13,767,211)        (1,580,695)       (4,640,160)          246,305

NET ASSETS:

   Beginning of year                    163,822,023         77,467,555        23,909,623        15,804,282
                                       ------------       ------------      ------------       -----------
   End of year                         $150,054,812       $ 75,886,860      $ 19,269,463       $16,050,587
                                       ============       ============      ============       ===========

                            See accompanying notes.

                                   VA I - 10

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                    Sub-accounts
                                    ----------------------------------------------------------------------------
                                                                                                AllianceBernstein
                                                                                                      U.S.
                                    AllianceBernstein AllianceBernstein                            Government/
                                       Real Estate        Small Cap        AllianceBernstein       High Grade
                                       Investment          Growth            Small/Mid Cap         Securities
                                    Portfolio - Class Portfolio - Class Value Portfolio - Class Portfolio - Class
                                            A                 A                    A                    A
                                    ----------------- ----------------- ----------------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)       $    280,003       $  (606,442)        $   (566,143)        $  1,742,329
   Net realized gain (loss) on
     investments                         6,175,843         3,557,001            4,291,401             (420,566)
   Capital gain distributions from
     mutual funds                        6,059,370                --            3,961,655                   --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      1,209,447           816,747             (730,659)             183,101
                                      ------------       -----------         ------------         ------------
Increase (decrease) in net assets
  resulting from operations             13,724,663         3,767,306            6,956,254            1,504,864
                                      ------------       -----------         ------------         ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               66,273            66,044              232,656               98,141
   Administrative charges                 (100,558)          (95,388)            (137,532)            (130,764)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (322,893)        2,210,189           (1,180,107)             687,391
   Mortality reserve transfers                (175)                7                   --                4,090
   Contract withdrawals                 (7,872,159)       (6,419,777)          (8,271,779)         (10,434,810)
   Surrender charges                       (53,372)          (46,130)            (115,948)             (44,751)
   Death benefits                         (651,139)         (826,542)            (968,907)          (1,446,519)
   Annuity payments                        (21,332)          (13,236)             (12,148)             (21,384)
                                      ------------       -----------         ------------         ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (8,955,355)       (5,124,833)         (10,453,765)         (11,288,606)
                                      ------------       -----------         ------------         ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 4,769,308        (1,357,527)          (3,497,511)          (9,783,742)

NET ASSETS:

   Beginning of year                    45,429,193        42,654,056           58,920,732           71,957,017
                                      ------------       -----------         ------------         ------------
   End of year                        $ 50,198,501       $41,296,529         $ 55,423,221         $ 62,173,275
                                      ============       ===========         ============         ============
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)       $    880,025       $  (601,714)        $   (391,440)        $  1,260,710
   Net realized gain (loss) on
     investments                         5,856,903           540,895            2,785,818               26,456
   Capital gain distributions from
     mutual funds                        4,877,889                --            2,656,192            2,270,980
   Net change in unrealized
     appreciation (depreciation)
     of investments                     (7,496,413)        1,338,658           (2,018,490)          (3,113,668)
                                      ------------       -----------         ------------         ------------
Increase (decrease) in net assets
  resulting from operations              4,118,404         1,277,839            3,032,080              444,478
                                      ------------       -----------         ------------         ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               83,881           142,397              233,906              124,975
   Administrative charges                  (94,187)          (84,580)            (141,632)            (154,216)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             (3,871,480)       (1,126,408)             393,509           (2,422,872)
   Mortality reserve transfers               2,405              (338)                  --                5,911
   Contract withdrawals                 (5,571,220)       (5,700,234)          (5,551,653)         (13,089,701)
   Surrender charges                       (66,102)          (61,071)            (116,421)            (198,252)
   Death benefits                         (864,208)         (938,364)            (961,384)          (2,346,046)
   Annuity payments                        (15,317)          (16,785)                  --              (24,077)
                                      ------------       -----------         ------------         ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                         (10,396,228)       (7,785,383)          (6,143,675)         (18,104,278)
                                      ------------       -----------         ------------         ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (6,277,824)       (6,507,544)          (3,111,595)         (17,659,800)

NET ASSETS:

   Beginning of year                    51,707,017        49,161,600           62,032,327           89,616,817
                                      ------------       -----------         ------------         ------------
   End of year                        $ 45,429,193       $42,654,056         $ 58,920,732         $ 71,957,017
                                      ============       ===========         ============         ============

                            See accompanying notes.

                                   VA I - 11

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                 Sub-accounts
                                    ----------------------------------------------------------------------
                                    AllianceBernstein
                                          U.S.        AllianceBernstein
                                     Government/High   U.S. Large Cap   AllianceBernstein
                                    Grade Securities    Blended Style    Utility Income   AllianceBernstein
                                       Portfolio -       Portfolio -       Portfolio -    Value Portfolio -
                                         Class B           Class B           Class A           Class B
                                    ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $   72,922        $  (39,114)       $   520,517      $   (334,676)
   Net realized gain (loss) on
     investments                          (27,927)          174,307          1,227,577         3,672,672
   Capital gain distributions from
     mutual funds                              --           120,293                 --         1,974,765
   Net change in unrealized
     appreciation (depreciation)
     of investments                        15,168           (25,894)         7,288,426         7,759,529
                                       ----------        ----------        -----------      ------------
Increase (decrease) in net assets
  resulting from operations                60,163           229,592          9,036,520        13,072,290
                                       ----------        ----------        -----------      ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  --               121             26,006           274,348
   Administrative charges                  (4,168)           (3,539)           (93,326)         (179,514)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (51,489)          714,936          3,066,986           777,526
   Mortality reserve transfers                 --               159             (2,115)              (33)
   Contract withdrawals                  (239,043)         (556,667)        (6,227,518)       (8,341,459)
   Surrender charges                       (2,168)           (6,211)           (59,866)         (106,858)
   Death benefits                         (36,609)          (70,932)        (1,311,247)       (2,471,729)
   Annuity payments                            --            (2,839)            (4,614)          (10,925)
                                       ----------        ----------        -----------      ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (333,477)           75,028         (4,605,694)      (10,058,644)
                                       ----------        ----------        -----------      ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (273,314)          304,620          4,430,826         3,013,646

NET ASSETS:

   Beginning of year                    3,092,745         2,789,159         44,765,022        73,742,512
                                       ----------        ----------        -----------      ------------
   End of year                         $2,819,431        $3,093,779        $49,195,848      $ 76,756,158
                                       ==========        ==========        ===========      ============
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $   40,999        $  (28,976)       $   323,534      $   (129,744)
   Net realized gain (loss) on
     investments                            1,543            93,438           (161,906)        2,957,487
   Capital gain distributions from
     mutual funds                          87,113                --                 --         1,319,559
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (120,481)          148,779          5,810,777        (1,154,636)
                                       ----------        ----------        -----------      ------------
Increase (decrease) in net assets
  resulting from operations                 9,174           213,241          5,972,405         2,992,666
                                       ----------        ----------        -----------      ------------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  --                --             91,916           462,491
   Administrative charges                  (4,429)           (2,844)           (91,619)         (191,383)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               118,768           450,394          2,847,685            54,602
   Mortality reserve transfers                 --               (66)              (277)               --
   Contract withdrawals                  (167,452)         (263,415)        (5,289,256)       (7,174,120)
   Surrender charges                       (4,304)           (2,272)           (84,609)         (128,391)
   Death benefits                         (58,895)          (17,404)        (1,053,527)       (1,517,428)
   Annuity payments                            --            (2,649)            (3,230)               --
                                       ----------        ----------        -----------      ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (116,312)          161,744         (3,582,917)       (8,494,229)
                                       ----------        ----------        -----------      ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (107,138)          374,985          2,389,488        (5,501,563)

NET ASSETS:

   Beginning of year                    3,199,883         2,414,174         42,375,534        79,244,075
                                       ----------        ----------        -----------      ------------
   End of year                         $3,092,745        $2,789,159        $44,765,022      $ 73,742,512
                                       ==========        ==========        ===========      ============

                            See accompanying notes.

                                   VA I - 12

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                            Sub-accounts
                                    ------------------------------------------------------------
                                                                    BlackRock       BlackRock
                                    BlackRock Basic   BlackRock    Money Market Global Allocation
                                    Value V.I. Fund Bond V.I. Fund V.I. Fund -  V.I. Fund - Class
                                       - Class I      - Class I      Class I            I
                                    --------------- -------------- ------------ -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)       $    12,931     $   9,491     $  10,546      $   28,955
   Net realized gain (loss) on
     investments                          154,740             5            --          86,740
   Capital gain distributions from
     mutual funds                         646,392            --            --          77,352
   Net change in unrealized
     appreciation (depreciation)
     of investments                       303,044          (989)           --          58,919
                                      -----------     ---------     ---------      ----------
Increase (decrease) in net assets
  resulting from operations             1,117,107         8,507        10,546         251,966
                                      -----------     ---------     ---------      ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 480            --           297             480
   Administrative charges                 (12,159)         (348)         (635)         (3,337)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              (524,177)        3,291       153,290         515,896
   Mortality reserve transfers                 74            --            --              --
   Contract withdrawals                  (543,371)       (5,962)      (72,926)        (62,861)
   Surrender charges                       (2,125)           --          (128)           (106)
   Death benefits                         (64,244)           --            --        (132,162)
   Annuity payments                          (774)           --            --              --
                                      -----------     ---------     ---------      ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                         (1,146,296)       (3,019)       79,898         317,910
                                      -----------     ---------     ---------      ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (29,189)        5,488        90,444         569,876

NET ASSETS:

   Beginning of year                    6,403,795       293,954       350,492       1,491,358
                                      -----------     ---------     ---------      ----------
   End of year                        $ 6,374,606     $ 299,442     $ 440,936      $2,061,234
                                      ===========     =========     =========      ==========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)       $   (17,016)    $  14,697     $   5,547      $   14,829
   Net realized gain (loss) on
     investments                          262,772         6,661            --          29,651
   Capital gain distributions from
     mutual funds                         477,356            --            --              --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (655,062)      (18,353)           --          87,411
                                      -----------     ---------     ---------      ----------
Increase (decrease) in net assets
  resulting from operations                68,050         3,005         5,547         131,891
                                      -----------     ---------     ---------      ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 580            --            --             440
   Administrative charges                 (14,765)         (450)         (755)         (2,440)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              (509,276)        1,948       500,490         280,981
   Mortality reserve transfers                 67            --            --              --
   Contract withdrawals                (1,211,617)     (214,839)     (192,532)       (221,641)
   Surrender charges                       (5,213)       (1,715)       (5,368)         (1,722)
   Death benefits                        (253,093)           --      (548,487)        (28,653)
   Annuity payments                          (728)           --            --              --
                                      -----------     ---------     ---------      ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                         (1,994,045)     (215,056)     (246,652)         26,965
                                      -----------     ---------     ---------      ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                               (1,925,995)     (212,051)     (241,105)        158,856

NET ASSETS:

   Beginning of year                    8,329,790       506,005       591,597       1,332,502
                                      -----------     ---------     ---------      ----------
   End of year                        $ 6,403,795     $ 293,954     $ 350,492      $1,491,358
                                      ===========     =========     =========      ==========

                            See accompanying notes.

                                   VA I - 13

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                    Sub-accounts
                                    ---------------------------------------------------------------------------
                                                                              BlackRock
                                     BlackRock Global    BlackRock High     International     BlackRock Large
                                    Growth V.I. Fund - Income V.I. Fund - Value V.I. Fund - Cap Core V.I. Fund -
                                         Class I            Class I            Class I            Class I
                                    ------------------ ------------------ ----------------- --------------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $  (2,668)         $  26,386         $   44,876          $   (7,498)
   Net realized gain (loss) on
     investments                          (19,669)             3,807            209,515               4,245
   Capital gain distributions from
     mutual funds                              --                 --            212,005             208,590
   Net change in unrealized
     appreciation (depreciation)
     of investments                       135,704              2,923             94,432              27,165
                                        ---------          ---------         ----------          ----------
Increase (decrease) in net assets
  resulting from operations               113,367             33,116            560,828             232,502
                                        ---------          ---------         ----------          ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  --                 --                 --                 480
   Administrative charges                  (1,028)              (932)            (5,429)             (3,791)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (77,613)           (30,618)           (85,134)            196,830
   Mortality reserve transfers                 --                 --                 --                  65
   Contract withdrawals                   (17,439)           (55,942)          (189,672)           (258,563)
   Surrender charges                         (192)              (246)                --                (340)
   Death benefits                              --                 --            (74,531)            (36,568)
   Annuity payments                            --                 --                 --                (761)
                                        ---------          ---------         ----------          ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (96,272)           (87,738)          (354,766)           (102,648)
                                        ---------          ---------         ----------          ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   17,095            (54,622)           206,062             129,854

NET ASSETS:

   Beginning of year                      632,609            476,182          2,294,159           1,824,091
                                        ---------          ---------         ----------          ----------
   End of year                          $ 649,704          $ 421,560         $2,500,221          $1,953,945
                                        =========          =========         ==========          ==========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $  (1,369)         $  51,796         $   30,849          $  (14,109)
   Net realized gain (loss) on
     investments                         (157,474)           (36,212)            91,275             (21,538)
   Capital gain distributions from
     mutual funds                              --                 --                 --              75,033
   Net change in unrealized
     appreciation (depreciation)
     of investments                       221,959            (18,962)            88,780             159,518
                                        ---------          ---------         ----------          ----------
Increase (decrease) in net assets
  resulting from operations                63,116             (3,378)           210,904             198,904
                                        ---------          ---------         ----------          ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  --                 --                 75                 440
   Administrative charges                    (937)            (1,325)            (4,637)             (3,621)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                61,526            (23,920)           254,972             (41,472)
   Mortality reserve transfers                 --                 --                 --                  66
   Contract withdrawals                  (244,526)          (378,625)          (285,553)           (100,864)
   Surrender charges                       (8,686)            (5,010)               (61)             (1,185)
   Death benefits                         (45,693)            (5,722)           (47,777)            (62,177)
   Annuity payments                            --                 --                 --                (708)
                                        ---------          ---------         ----------          ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (238,316)          (414,602)           (82,981)           (209,521)
                                        ---------          ---------         ----------          ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (175,200)          (417,980)           127,923             (10,617)

NET ASSETS:

   Beginning of year                      807,809            894,162          2,166,236           1,834,708
                                        ---------          ---------         ----------          ----------
   End of year                          $ 632,609          $ 476,182         $2,294,159          $1,824,091
                                        =========          =========         ==========          ==========

                            See accompanying notes.

                                   VA I - 14

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                      Sub-accounts
                                    -------------------------------------------------------------------------------
                                                           BlackRock Utilities and BlackRock Value
                                       BlackRock Large       Telecommunications     Opportunities    Delaware VIP
                                    Cap Growth V.I. Fund -       V.I. Fund -         V.I. Fund -   Balanced Series -
                                           Class I                 Class I             Class I      Standard class
                                    ---------------------- ----------------------- --------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)           $  (9,404)              $  8,725           $  (28,151)       $  14,650
   Net realized gain (loss) on
     investments                             12,654                (16,343)              67,035           (8,819)
   Capital gain distributions from
     mutual funds                                --                 14,918              394,243               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                          47,797                116,148             (181,337)         115,952
                                          ---------               --------           ----------        ---------
Increase (decrease) in net assets
  resulting from operations                  51,047                123,448              251,790          121,783
                                          ---------               --------           ----------        ---------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                    --                     --                   --               --
   Administrative charges                    (1,643)                (1,077)              (5,321)            (431)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  49,819                 28,732             (170,173)              (3)
   Mortality reserve transfers                   --                     --                   --               --
   Contract withdrawals                     (16,868)               (97,552)            (341,303)         (58,305)
   Surrender charges                             --                     --                   --               --
   Death benefits                                --                     --              (49,258)              --
   Annuity payments                              --                     --                   --               --
                                          ---------               --------           ----------        ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                               31,308                (69,897)            (566,055)         (58,739)
                                          ---------               --------           ----------        ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                     82,355                 53,551             (314,265)          63,044

NET ASSETS:

   Beginning of year                        858,545                542,589            2,578,733          851,121
                                          ---------               --------           ----------        ---------
   End of year                            $ 940,900               $596,140           $2,264,468        $ 914,165
                                          =========               ========           ==========        =========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)           $ (10,535)              $  5,720           $  (29,693)       $   8,459
   Net realized gain (loss) on
     investments                             24,330                (31,602)              88,105          (26,150)
   Capital gain distributions from
     mutual funds                                --                     --              356,700               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                          61,673                 92,271             (216,642)          36,469
                                          ---------               --------           ----------        ---------
Increase (decrease) in net assets
  resulting from operations                  75,468                 66,389              198,470           18,778
                                          ---------               --------           ----------        ---------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                    --                     --                   --               --
   Administrative charges                    (1,684)                  (914)              (5,600)            (484)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  17,246                 96,495               47,797               (2)
   Mortality reserve transfers                   --                     --                   --               --
   Contract withdrawals                    (171,206)               (55,212)            (563,726)        (109,170)
   Surrender charges                            (90)                  (682)              (8,827)              --
   Death benefits                                --                 (7,574)             (35,559)              --
   Annuity payments                              --                     --                   --               --
                                          ---------               --------           ----------        ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (155,734)                32,113             (565,915)        (109,656)
                                          ---------               --------           ----------        ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                    (80,266)                98,502             (367,445)         (90,878)

NET ASSETS:

   Beginning of year                        938,811                444,087            2,946,178          941,999
                                          ---------               --------           ----------        ---------
   End of year                            $ 858,545               $542,589           $2,578,733        $ 851,121
                                          =========               ========           ==========        =========

                            See accompanying notes.

                                   VA I - 15

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                 Sub-accounts
                                    ---------------------------------------------------------------------
                                                                         Delaware VIP
                                      Delaware VIP     Delaware VIP         Growth
                                    Capital Reserves   Cash Reserve      Opportunities   Delaware VIP High
                                        Series -     Series - Standard Series - Standard  Yield Series -
                                     Standard class        class             class        Standard class
                                    ---------------- ----------------- ----------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $  6,051         $   8,449        $  (12,058)        $ 25,098
   Net realized gain (loss) on
     investments                            (404)               --            (3,386)          (9,379)
   Capital gain distributions from
     mutual funds                             --                --                --               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                          372                (1)           62,817           35,380
                                        --------         ---------        ----------         --------
Increase (decrease) in net assets
  resulting from operations                6,019             8,448            47,373           51,099
                                        --------         ---------        ----------         --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 --                --                --               --
   Administrative charges                   (129)             (174)             (207)            (369)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                   21               710             1,222           (1,940)
   Mortality reserve transfers                --                --                --               --
   Contract withdrawals                  (44,598)          (20,608)          (79,348)         (30,535)
   Surrender charges                          --                --                --               --
   Death benefits                             --           (33,550)               --               --
   Annuity payments                           --                --                --               --
                                        --------         ---------        ----------         --------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (44,706)          (53,622)          (78,333)         (32,844)
                                        --------         ---------        ----------         --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (38,687)          (45,174)          (30,960)          18,255

NET ASSETS:

   Beginning of year                     193,940           295,264         1,011,376          465,351
                                        --------         ---------        ----------         --------
   End of year                          $155,253         $ 250,090        $  980,416         $483,606
                                        ========         =========        ==========         ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $  6,633         $   4,768        $  (14,188)        $ 25,709
   Net realized gain (loss) on
     investments                            (439)               --          (210,773)         (10,458)
   Capital gain distributions from
     mutual funds                             --                --                --               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       (5,177)               --           318,660           (4,259)
                                        --------         ---------        ----------         --------
Increase (decrease) in net assets
  resulting from operations                1,017             4,768            93,699           10,992
                                        --------         ---------        ----------         --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 --                --                --               --
   Administrative charges                   (136)             (201)             (366)            (351)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                   (2)             (212)              377             (177)
   Mortality reserve transfers                --                --                --               --
   Contract withdrawals                  (49,097)          (87,639)         (337,409)         (16,555)
   Surrender charges                          --                --                --               --
   Death benefits                             --           (91,689)               --          (13,490)
   Annuity payments                           --                --                --               --
                                        --------         ---------        ----------         --------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (49,235)         (179,741)         (337,398)         (30,573)
                                        --------         ---------        ----------         --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (48,218)         (174,973)         (243,699)         (19,581)

NET ASSETS:

   Beginning of year                     242,158           470,237         1,255,075          484,932
                                        --------         ---------        ----------         --------
   End of year                          $193,940         $ 295,264        $1,011,376         $465,351
                                        ========         =========        ==========         ========

                            See accompanying notes.

                                   VA I - 16

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                  Sub-accounts
                                    ------------------------------------------------------------------------
                                     Delaware VIP                      Dreyfus VIF Small
                                    Value Series -   Dreyfus Stock       Company Stock    Fidelity VIP Asset
                                       Standard    Index Fund, Inc. - Portfolio - Initial Manager Portfolio -
                                        class        Initial shares         shares           Initial Class
                                    -------------- ------------------ ------------------- -------------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)       $   14,904      $    11,539         $  (18,363)         $    78,876
   Net realized gain (loss) on
     investments                          95,082           80,211            124,931             (145,847)
   Capital gain distributions from
     mutual funds                         92,583               --            190,891                   --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      699,962          677,305           (174,214)             336,757
                                      ----------      -----------         ----------          -----------
Increase (decrease) in net assets
  resulting from operations              902,531          769,055            123,245              269,786
                                      ----------      -----------         ----------          -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 --           16,690              5,230                5,000
   Administrative charges                 (1,883)          (5,758)            (1,224)              (2,741)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                   (5)        (386,158)          (245,216)             (31,080)
   Mortality reserve transfers               109              263                 --                   94
   Contract withdrawals                 (431,778)      (1,826,800)          (581,025)          (1,603,641)
   Surrender charges                          --           (8,943)            (4,461)              (7,304)
   Death benefits                        (37,575)         (61,857)            (1,928)             (20,202)
   Annuity payments                       (5,238)          (5,945)                --               (2,430)
                                      ----------      -----------         ----------          -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (476,370)      (2,278,508)          (828,624)          (1,662,304)
                                      ----------      -----------         ----------          -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 426,161       (1,509,453)          (705,379)          (1,392,518)

NET ASSETS:

   Beginning of year                   4,269,668        6,788,478          1,538,179            5,658,685
                                      ----------      -----------         ----------          -----------
   End of year                        $4,695,829      $ 5,279,025         $  832,800          $ 4,266,167
                                      ==========      ===========         ==========          ===========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)       $   22,005      $    13,301         $  (24,417)         $    93,475
   Net realized gain (loss) on
     investments                          38,670         (107,297)           161,198             (201,994)
   Capital gain distributions from
     mutual funds                             --               --             94,228                2,297
   Net change in unrealized
     appreciation (depreciation)
     of investments                      133,072          300,963           (251,813)             234,343
                                      ----------      -----------         ----------          -----------
Increase (decrease) in net assets
  resulting from operations              193,747          206,967            (20,804)             128,121
                                      ----------      -----------         ----------          -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 --           24,828                480               11,091
   Administrative charges                 (1,999)          (6,828)            (1,246)              (3,394)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                    3          (68,029)           (32,218)            (164,150)
   Mortality reserve transfers               227              455                 --                  189
   Contract withdrawals                 (280,970)      (1,605,064)          (452,688)          (1,196,919)
   Surrender charges                          --          (16,226)            (8,670)             (16,892)
   Death benefits                       (110,414)         (80,962)                --              (71,153)
   Annuity payments                       (5,027)          (5,415)                --               (2,427)
                                      ----------      -----------         ----------          -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (398,180)      (1,757,241)          (494,342)          (1,443,655)
                                      ----------      -----------         ----------          -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (204,433)      (1,550,274)          (515,146)          (1,315,534)

NET ASSETS:

   Beginning of year                   4,474,101        8,338,752          2,053,325            6,974,219
                                      ----------      -----------         ----------          -----------
   End of year                        $4,269,668      $ 6,788,478         $1,538,179          $ 5,658,685
                                      ==========      ===========         ==========          ===========

                            See accompanying notes.

                                   VA I - 17

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                  Sub-accounts
                                    ------------------------------------------------------------------------
                                       Fidelity VIP                        Fidelity VIP High   Fidelity VIP
                                        Contrafund         Fidelity VIP         Income       Investment Grade
                                    Portfolio - Initial Growth Portfolio -    Portfolio -    Bond Portfolio -
                                           Class          Initial Class      Initial Class    Initial Class
                                    ------------------- ------------------ ----------------- ----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $    (7,668)       $   (36,629)       $   49,204        $   65,850
   Net realized gain (loss) on
     investments                            323,293           (149,983)           60,390           (75,478)
   Capital gain distributions from
     mutual funds                           240,401                 --                --             5,677
   Net change in unrealized
     appreciation (depreciation)
     of investments                        (237,104)           376,679           (15,287)           51,746
                                        -----------        -----------        ----------        ----------
Increase (decrease) in net assets
  resulting from operations                 318,922            190,067            94,307            47,795
                                        -----------        -----------        ----------        ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                11,490             10,360               240                --
   Administrative charges                    (2,809)            (4,108)             (699)           (1,434)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                (163,729)          (328,093)         (115,355)         (145,615)
   Mortality reserve transfers                   48                202                --               111
   Contract withdrawals                  (1,026,733)          (782,637)         (428,612)         (730,625)
   Surrender charges                         (3,013)            (2,271)           (3,716)           (2,430)
   Death benefits                           (11,844)           (78,100)               --           (32,171)
   Annuity payments                          (1,879)            (3,456)               --            (5,447)
                                        -----------        -----------        ----------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (1,198,469)        (1,188,103)         (548,142)         (917,611)
                                        -----------        -----------        ----------        ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   (879,547)          (998,036)         (453,835)         (869,816)

NET ASSETS:

   Beginning of year                      3,717,457          4,256,337         1,183,065         2,505,319
                                        -----------        -----------        ----------        ----------
   End of year                          $ 2,837,910        $ 3,258,301        $  729,230        $1,635,503
                                        ===========        ===========        ==========        ==========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $   (39,709)       $   (38,479)       $  193,113        $   75,094
   Net realized gain (loss) on
     investments                             82,855           (736,134)           68,061           (55,468)
   Capital gain distributions from
     mutual funds                               671                 --                --            69,955
   Net change in unrealized
     appreciation (depreciation)
     of investments                         473,351            913,415          (254,289)          (67,576)
                                        -----------        -----------        ----------        ----------
Increase (decrease) in net assets
  resulting from operations                 517,168            138,802             6,885            22,005
                                        -----------        -----------        ----------        ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 8,118             12,355             2,240             3,886
   Administrative charges                    (2,814)            (5,248)             (904)           (1,904)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 140,586           (312,421)         (114,507)           87,560
   Mortality reserve transfers                  110                322                --               391
   Contract withdrawals                    (585,861)        (1,506,398)         (369,262)         (946,032)
   Surrender charges                         (5,694)            (6,963)           (2,889)           (8,642)
   Death benefits                           (11,091)           (64,939)           (5,509)          (17,578)
   Annuity payments                          (1,721)            (3,137)               --            (5,665)
                                        -----------        -----------        ----------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (458,367)        (1,886,429)         (490,831)         (887,984)
                                        -----------        -----------        ----------        ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                     58,801         (1,747,627)         (483,946)         (865,979)

NET ASSETS:

   Beginning of year                      3,658,656          6,003,964         1,667,011         3,371,298
                                        -----------        -----------        ----------        ----------
   End of year                          $ 3,717,457        $ 4,256,337        $1,183,065        $2,505,319
                                        ===========        ===========        ==========        ==========

                            See accompanying notes.

                                   VA I - 18

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                              Sub-accounts
                                    ----------------------------------------------------------------
                                                       Fidelity VIP
                                    Fidelity VIP Money   Overseas      UBS U.S.      UIF Core Plus
                                    Market Portfolio -  Portfolio -   Allocation     Fixed Income
                                      Initial Class    Initial Class  Portfolio   Portfolio - Class I
                                    ------------------ ------------- -----------  -------------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $    70,458       $   (744)   $   217,997       $    (79)
   Net realized gain (loss) on
     investments                                --          9,196       (378,886)           (34)
   Capital gain distributions from
     mutual funds                               --          1,406             --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                             --         21,284      1,558,377           (301)
                                       -----------       --------    -----------       --------
Increase (decrease) in net assets
  resulting from operations                 70,458         31,142      1,397,488           (414)
                                       -----------       --------    -----------       --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               13,200            360          9,889             --
   Administrative charges                   (1,699)          (225)       (32,666)            --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              1,712,820         (8,426)      (328,166)       (34,676)
   Mortality reserve transfers                (840)            --             --             --
   Contract withdrawals                 (1,461,722)       (63,143)    (2,185,649)            --
   Surrender charges                        (6,779)            --         (7,543)            --
   Death benefits                         (257,742)            --       (659,507)            --
   Annuity payments                         (5,250)            --             --           (654)
                                       -----------       --------    -----------       --------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (8,012)       (71,434)    (3,203,642)       (35,330)
                                       -----------       --------    -----------       --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                    62,446        (40,292)    (1,806,154)       (35,744)

NET ASSETS:

   Beginning of year                     2,088,573        227,914     16,474,139         35,744
                                       -----------       --------    -----------       --------
   End of year                         $ 2,151,019       $187,622    $14,667,985       $     --
                                       ===========       ========    ===========       ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $    37,899       $ (1,704)   $    37,387       $  1,034
   Net realized gain (loss) on
     investments                                --         (6,561)      (613,099)            18
   Capital gain distributions from
     mutual funds                               --          1,428             --            268
   Net change in unrealized
     appreciation (depreciation)
     of investments                             --         45,071      1,437,899            (87)
                                       -----------       --------    -----------       --------
Increase (decrease) in net assets
  resulting from operations                 37,899         38,234        862,187          1,233
                                       -----------       --------    -----------       --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               16,750          1,845          7,931             --
   Administrative charges                   (2,128)          (306)       (36,523)            --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 13,450         (5,783)    (1,419,505)            (1)
   Mortality reserve transfers                  --             --             39             --
   Contract withdrawals                 (1,072,534)       (92,155)    (1,526,266)            --
   Surrender charges                        (4,177)           (37)       (23,402)            --
   Death benefits                               --             --       (280,752)            --
   Annuity payments                             --             --         (5,618)        (2,657)
                                       -----------       --------    -----------       --------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (1,048,639)       (96,436)    (3,284,096)        (2,658)
                                       -----------       --------    -----------       --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (1,010,740)       (58,202)    (2,421,909)        (1,425)

NET ASSETS:

   Beginning of year                     3,099,313        286,116     18,896,048         37,169
                                       -----------       --------    -----------       --------
   End of year                         $ 2,088,573       $227,914    $16,474,139       $ 35,744
                                       ===========       ========    ===========       ========

                            See accompanying notes.

                                   VA I - 19

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                  Sub-accounts
                                    ------------------------------------------------------------------------
                                                                                                 Van Eck
                                                        UIF Technology                          Worldwide
                                     UIF Equity Growth   Portfolio -   UIF Value Portfolio - Emerging Markets
                                    Portfolio - Class I    Class I            Class I              Fund
                                    ------------------- -------------- --------------------- ----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)          $    (79)         $    (28)          $    --           $  (5,437)
   Net realized gain (loss) on
     investments                            6,840            (1,190)               --             202,096
   Capital gain distributions from
     mutual funds                              --                --                --              76,334
   Net change in unrealized
     appreciation (depreciation)
     of investments                        (5,965)            2,036                --             (38,375)
                                         --------          --------           -------           ---------
Increase (decrease) in net assets
  resulting from operations                   796               818                --             234,618
                                         --------          --------           -------           ---------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  --                --                --               8,390
   Administrative charges                      --                --                --                (701)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (35,239)          (12,794)               --             (34,609)
   Mortality reserve transfers                 --                --                --                  --
   Contract withdrawals                        --                --                --            (170,543)
   Surrender charges                           --                --                --              (1,044)
   Death benefits                              --                --                --             (41,170)
   Annuity payments                          (648)             (233)               --                  --
                                         --------          --------           -------           ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (35,887)          (13,027)               --            (239,677)
                                         --------          --------           -------           ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (35,091)          (12,209)               --              (5,059)

NET ASSETS:

   Beginning of year                       35,091            12,209                --             727,449
                                         --------          --------           -------           ---------
   End of year                           $     --          $     --           $    --           $ 722,390
                                         ========          ========           =======           =========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)          $    (81)         $    (91)          $    --           $  (3,844)
   Net realized gain (loss) on
     investments                              130              (215)              996             102,692
   Capital gain distributions from
     mutual funds                              --                --                --                  --
   Net change in unrealized
     appreciation (depreciation)
     of investments                         4,530               134            (1,018)             64,340
                                         --------          --------           -------           ---------
Increase (decrease) in net assets
  resulting from operations                 4,579              (172)              (22)            163,188
                                         --------          --------           -------           ---------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  --                --                --               9,546
   Administrative charges                      --                --                --                (572)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                    (2)               (1)               22             108,686
   Mortality reserve transfers                 --                --                --                  --
   Contract withdrawals                        --                --                --             (62,548)
   Surrender charges                           --                --                --              (1,013)
   Death benefits                              --                --                --                  --
   Annuity payments                        (2,351)             (886)               --                  --
                                         --------          --------           -------           ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (2,353)             (887)               22              54,099
                                         --------          --------           -------           ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                    2,226            (1,059)               --             217,287

NET ASSETS:

   Beginning of year                       32,865            13,268                --             510,162
                                         --------          --------           -------           ---------
   End of year                           $ 35,091          $ 12,209           $    --           $ 727,449
                                         ========          ========           =======           =========

                            See accompanying notes.

                                   VA I - 20

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                          Sub-accounts
                                    --------------------------------------------------------
                                       Van Eck                     Vanguard
                                    Worldwide Hard Vanguard 500 Dividend Growth Vanguard GNMA
                                     Assets Fund    Index Fund       Fund           Fund
                                    -------------- ------------ --------------- -------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)       $  (9,921)     $   285        $   376       $    705
   Net realized gain (loss) on
     investments                        125,187          461            159           (411)
   Capital gain distributions from
     mutual funds                        42,272           --             --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                     (22,394)       3,171          4,151            165
                                      ---------      -------        -------       --------
Increase (decrease) in net assets
  resulting from operations             135,144        3,917          4,686            459
                                      ---------      -------        -------       --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments             6,999           --             --             --
   Administrative charges                  (960)          --             --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              16,906           (1)            (1)          (132)
   Mortality reserve transfers               --           --             --             --
   Contract withdrawals                (156,360)          --             --             --
   Surrender charges                       (410)          --             --             --
   Death benefits                        (3,172)          --             --             --
   Annuity payments                          --       (2,461)        (1,423)        (1,876)
                                      ---------      -------        -------       --------
Increase (decrease) in net assets
  resulting from principal
  transactions                         (136,997)      (2,462)        (1,424)        (2,008)
                                      ---------      -------        -------       --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (1,853)       1,455          3,262         (1,549)

NET ASSETS:

   Beginning of year                    681,860       27,921         25,533         14,654
                                      ---------      -------        -------       --------
   End of year                        $ 680,007      $29,376        $28,795       $ 13,105
                                      =========      =======        =======       ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)       $  (5,785)     $   234        $   176       $  1,083
   Net realized gain (loss) on
     investments                         50,224          146             21           (264)
   Capital gain distributions from
     mutual funds                            --           --             --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                     174,834          256            974           (290)
                                      ---------      -------        -------       --------
Increase (decrease) in net assets
  resulting from operations             219,273          636          1,171            529
                                      ---------      -------        -------       --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments             7,700           --             --             --
   Administrative charges                  (692)          --             --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             184,347       20,215         25,030        (16,446)
   Mortality reserve transfers               --           --             --             --
   Contract withdrawals                 (91,694)          --             --             --
   Surrender charges                     (1,475)          --             --             --
   Death benefits                            --           --             --             --
   Annuity payments                          --       (1,230)          (668)        (2,524)
                                      ---------      -------        -------       --------
Increase (decrease) in net assets
  resulting from principal
  transactions                           98,186       18,985         24,362        (18,970)
                                      ---------      -------        -------       --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                317,459       19,621         25,533        (18,441)

NET ASSETS:

   Beginning of year                    364,401        8,300             --         33,095
                                      ---------      -------        -------       --------
   End of year                        $ 681,860      $27,921        $25,533       $ 14,654
                                      =========      =======        =======       ========

                            See accompanying notes.

                                   VA I - 21

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                             Sub-accounts
                                    -------------------------------------------------------------
                                                                                        Vanguard
                                                    Vanguard Inflation-   Vanguard    LifeStrategy
                                    Vanguard Health      Protected      International Conservative
                                       Care Fund      Securities Fund    Growth Fund  Growth Fund
                                    --------------- ------------------- ------------- ------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $    574          $  3,724          $   201      $   799
   Net realized gain (loss) on
     investments                            991            (2,222)              (6)         445
   Capital gain distributions from
     mutual funds                         2,952                --            1,018           --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       1,811            (2,539)              51        1,784
                                       --------          --------          -------      -------
Increase (decrease) in net assets
  resulting from operations               6,328            (1,037)           1,264        3,028
                                       --------          --------          -------      -------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --                --               --           --
   Administrative charges                    --                --               --           --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                   2            27,498           12,559           (1)
   Mortality reserve transfers               --                --               --           --
   Contract withdrawals                      --                --               --           --
   Surrender charges                         --                --               --           --
   Death benefits                            --                --               --           --
   Annuity payments                      (7,793)          (10,396)            (680)      (2,960)
                                       --------          --------          -------      -------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (7,791)           17,102           11,879       (2,961)
                                       --------          --------          -------      -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (1,463)           16,065           13,143           67

NET ASSETS:

   Beginning of year                     65,294           140,980               --       32,643
                                       --------          --------          -------      -------
   End of year                         $ 63,831          $157,045          $13,143      $32,710
                                       ========          ========          =======      =======
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $    379          $  7,144          $    --      $   693
   Net realized gain (loss) on
     investments                            413                 8               --          315
   Capital gain distributions from
     mutual funds                         2,413               464               --           --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       5,498            (5,476)              --          168
                                       --------          --------          -------      -------
Increase (decrease) in net assets
  resulting from operations               8,703             2,140               --        1,176
                                       --------          --------          -------      -------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --                --               --           --
   Administrative charges                    --                --               --           --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              (4,121)          124,981               --           --
   Mortality reserve transfers               --                --               --           --
   Contract withdrawals                      --                --               --           --
   Surrender charges                         --                --               --           --
   Death benefits                            --                --               --           --
   Annuity payments                      (7,118)          (10,133)              --       (2,907)
                                       --------          --------          -------      -------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (11,239)          114,848               --       (2,907)
                                       --------          --------          -------      -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (2,536)          116,988               --       (1,731)

NET ASSETS:

   Beginning of year                     67,830            23,992               --       34,374
                                       --------          --------          -------      -------
   End of year                         $ 65,294          $140,980          $    --      $32,643
                                       ========          ========          =======      =======

                            See accompanying notes.

                                   VA I - 22

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                          Sub-accounts
                                    -------------------------------------------------------
                                                                 Vanguard
                                      Vanguard     Vanguard    LifeStrategy   Vanguard Prime
                                    LifeStrategy LifeStrategy Moderate Growth  Money Market
                                    Growth Fund  Income Fund       Fund            Fund
                                    ------------ ------------ --------------- --------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)       $  2,440     $  6,747      $ 18,020         $  185
   Net realized gain (loss) on
     investments                         2,586          468         8,673             --
   Capital gain distributions from
     mutual funds                           --        1,067            --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                     17,431        5,950        74,510             --
                                      --------     --------      --------         ------
Increase (decrease) in net assets
  resulting from operations             22,457       14,232       101,203            185
                                      --------     --------      --------         ------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               --           --            --             --
   Administrative charges                   --           --            --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             25,382       47,212       146,909             (1)
   Mortality reserve transfers              --           --            --             --
   Contract withdrawals                     --           --            --             --
   Surrender charges                        --           --            --             --
   Death benefits                           --           --            --             --
   Annuity payments                    (11,272)     (14,889)      (69,517)          (396)
                                      --------     --------      --------         ------
Increase (decrease) in net assets
  resulting from principal
  transactions                          14,110       32,323        77,392           (397)
                                      --------     --------      --------         ------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                36,567       46,555       178,595           (212)

NET ASSETS:

   Beginning of year                   131,498      175,492       728,358          4,689
                                      --------     --------      --------         ------
   End of year                        $168,065     $222,047      $906,953         $4,477
                                      ========     ========      ========         ======
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)       $  1,899     $  4,789      $ 13,783         $  107
   Net realized gain (loss) on
     investments                         1,299          240         3,077             --
   Capital gain distributions from
     mutual funds                           --           --            --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      5,813         (509)       30,142             --
                                      --------     --------      --------         ------
Increase (decrease) in net assets
  resulting from operations              9,011        4,520        47,002            107
                                      --------     --------      --------         ------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               --           --            --             --
   Administrative charges                   --           --            --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             35,118       34,725       438,763             --
   Mortality reserve transfers              --           --            --             --
   Contract withdrawals                     --           --            --             --
   Surrender charges                        --           --            --             --
   Death benefits                           --           --            --             --
   Annuity payments                     (9,205)     (12,205)      (49,780)          (403)
                                      --------     --------      --------         ------
Increase (decrease) in net assets
  resulting from principal
  transactions                          25,913       22,520       388,983           (403)
                                      --------     --------      --------         ------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                34,924       27,040       435,985           (296)

NET ASSETS:

   Beginning of year                    96,574      148,452       292,373          4,985
                                      --------     --------      --------         ------
   End of year                        $131,498     $175,492      $728,358         $4,689
                                      ========     ========      ========         ======

                            See accompanying notes.

                                   VA I - 23

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                            Sub-accounts
                                    -----------------------------------------------------------
                                                  Vanguard Small- Vanguard Small- Vanguard Total
                                      Vanguard      Cap Growth    Cap Value Index  Bond Market
                                    PRIMECAP Fund   Index Fund         Fund         Index Fund
                                    ------------- --------------- --------------- --------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $   (4)        $   (92)        $   327         $  355
   Net realized gain (loss) on
     investments                           88             150             173            (38)
   Capital gain distributions from
     mutual funds                         173              --              --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        83           2,023           3,381            (26)
                                       ------         -------         -------         ------
Increase (decrease) in net assets
  resulting from operations               340           2,081           3,881            291
                                       ------         -------         -------         ------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments              --              --              --             --
   Administrative charges                  --              --              --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                (1)             --           8,371             (2)
   Mortality reserve transfers             --              --              --             --
   Contract withdrawals                    --              --              --             --
   Surrender charges                       --              --              --             --
   Death benefits                          --              --              --             --
   Annuity payments                      (270)         (1,727)         (2,190)          (760)
                                       ------         -------         -------         ------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (271)         (1,727)          6,181           (762)
                                       ------         -------         -------         ------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   69             354          10,062           (471)

NET ASSETS:

   Beginning of year                    3,075          19,396          18,989          8,898
                                       ------         -------         -------         ------
   End of year                         $3,144         $19,750         $29,051         $8,427
                                       ======         =======         =======         ======
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $   (4)        $     5         $   294         $  339
   Net realized gain (loss) on
     investments                           61              (2)            (11)           (17)
   Capital gain distributions from
     mutual funds                          87              --              --              2
   Net change in unrealized
     appreciation (depreciation)
     of investments                        76             317            (377)          (173)
                                       ------         -------         -------         ------
Increase (decrease) in net assets
  resulting from operations               220             320             (94)           151
                                       ------         -------         -------         ------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments              --              --              --             --
   Administrative charges                  --              --              --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                (2)         19,622          19,623             (1)
   Mortality reserve transfers             --              --              --             --
   Contract withdrawals                    --              --              --             --
   Surrender charges                       --              --              --             --
   Death benefits                          --              --              --             --
   Annuity payments                      (247)           (546)           (540)          (787)
                                       ------         -------         -------         ------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (249)         19,076          19,083           (788)
                                       ------         -------         -------         ------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (29)         19,396          18,989           (637)

NET ASSETS:

   Beginning of year                    3,104              --              --          9,535
                                       ------         -------         -------         ------
   End of year                         $3,075         $19,396         $18,989         $8,898
                                       ======         =======         =======         ======

                            See accompanying notes.

                                   VA I - 24

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                             Sub-accounts
                                    -------------------------------------------------------------
                                    Vanguard Total
                                    International                                    Vanguard VIF
                                     Stock Index   Vanguard U.S.    Vanguard VIF    Capital Growth
                                         Fund       Growth Fund  Balanced Portfolio   Portfolio
                                    -------------- ------------- ------------------ --------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $  5,320       $  (13)        $   66,768        $     86
   Net realized gain (loss) on
     investments                         12,477           52             56,248           1,968
   Capital gain distributions from
     mutual funds                            --           --            105,934           5,001
   Net change in unrealized
     appreciation (depreciation)
     of investments                      49,188           --            289,088           7,392
                                       --------       ------         ----------        --------
Increase (decrease) in net assets
  resulting from operations              66,985           39            518,038          14,447
                                       --------       ------         ----------        --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --           --                 --              --
   Administrative charges                    --           --                 --              --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  (5)          (1)           903,940          59,969
   Mortality reserve transfers               --           --                 --              --
   Contract withdrawals                      --           --             (5,104)         (2,573)
   Surrender charges                         --           --                 --              --
   Death benefits                            --           --                 --              --
   Annuity payments                     (37,032)        (402)          (267,719)         (8,209)
                                       --------       ------         ----------        --------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (37,037)        (403)           631,117          49,187
                                       --------       ------         ----------        --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 29,948         (364)         1,149,155          63,634

NET ASSETS:

   Beginning of year                    277,301        4,948          3,418,895         114,085
                                       --------       ------         ----------        --------
   End of year                         $307,249       $4,584         $4,568,050        $177,719
                                       ========       ======         ==========        ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $  4,220       $  (26)        $   37,481        $     47
   Net realized gain (loss) on
     investments                          6,276           22             15,815             379
   Capital gain distributions from
     mutual funds                            --           --             31,647             456
   Net change in unrealized
     appreciation (depreciation)
     of investments                      27,382          472             89,688           4,132
                                       --------       ------         ----------        --------
Increase (decrease) in net assets
  resulting from operations              37,878          468            174,631           5,014
                                       --------       ------         ----------        --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --           --                 --              --
   Administrative charges                    --           --                 --              --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  (4)          (2)         1,542,636          45,242
   Mortality reserve transfers               --           --                 --              --
   Contract withdrawals                      --           --                 --              --
   Surrender charges                         --           --                 --              --
   Death benefits                            --           --                 --              --
   Annuity payments                     (32,239)        (393)          (146,923)         (3,382)
                                       --------       ------         ----------        --------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (32,243)        (395)         1,395,713          41,860
                                       --------       ------         ----------        --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  5,635           73          1,570,344          46,874

NET ASSETS:

   Beginning of year                    271,666        4,875          1,848,551          67,211
                                       --------       ------         ----------        --------
   End of year                         $277,301       $4,948         $3,418,895        $114,085
                                       ========       ======         ==========        ========

                            See accompanying notes.

                                   VA I - 25

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                          Sub-accounts
                                    --------------------------------------------------------
                                      Vanguard VIF    Vanguard VIF  Vanguard VIF Vanguard VIF
                                    Diversified Value Equity Income Equity Index    Growth
                                        Portfolio       Portfolio    Portfolio    Portfolio
                                    ----------------- ------------- ------------ ------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $  4,479        $  6,752      $  3,591     $  (125)
   Net realized gain (loss) on
     investments                          24,671           1,848         1,982       3,061
   Capital gain distributions from
     mutual funds                          4,156          14,681        20,165          --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       27,932          57,312        15,875      (3,110)
                                        --------        --------      --------     -------
Increase (decrease) in net assets
  resulting from operations               61,238          80,593        41,613        (174)
                                        --------        --------      --------     -------

PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 --              --            --          --
   Administrative charges                     --              --            --          --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               49,433         262,872       223,153       4,680
   Mortality reserve transfers                --              --            --          --
   Contract withdrawals                       --          (5,100)           --      (2,613)
   Surrender charges                          --              --            --          --
   Death benefits                             --              --            --          --
   Annuity payments                      (29,973)        (26,176)      (34,080)     (4,145)
                                        --------        --------      --------     -------
Increase (decrease) in net assets
  resulting from principal
  transactions                            19,460         231,596       189,073      (2,078)
                                        --------        --------      --------     -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  80,698         312,189       230,686      (2,252)

NET ASSETS:

   Beginning of year                     365,768         312,037       200,108      62,536
                                        --------        --------      --------     -------
   End of year                          $446,466        $624,226      $430,794     $60,284
                                        ========        ========      ========     =======
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $  2,019        $  3,672      $  1,201     $   (57)
   Net realized gain (loss) on
     investments                           2,941             585           393         125
   Capital gain distributions from
     mutual funds                             --          11,425         4,189          --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       15,043          (5,964)       (1,288)      2,769
                                        --------        --------      --------     -------
Increase (decrease) in net assets
  resulting from operations               20,003           9,718         4,495       2,837
                                        --------        --------      --------     -------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 --              --            --          --
   Administrative charges                     --              --            --          --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              180,326         112,879       102,034      46,315
   Mortality reserve transfers                --              --            --          --
   Contract withdrawals                       --              --            --          --
   Surrender charges                          --              --            --          --
   Death benefits                             --              --            --          --
   Annuity payments                      (19,018)        (14,887)       (9,690)     (1,375)
                                        --------        --------      --------     -------
Increase (decrease) in net assets
  resulting from principal
  transactions                           161,308          97,992        92,344      44,940
                                        --------        --------      --------     -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 181,311         107,710        96,839      47,777

NET ASSETS:

   Beginning of year                     184,457         204,327       103,269      14,759
                                        --------        --------      --------     -------
   End of year                          $365,768        $312,037      $200,108     $62,536
                                        ========        ========      ========     =======

                            See accompanying notes.

                                   VA I - 26

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                           Sub-accounts
                                    ----------------------------------------------------------
                                     Vanguard VIF  Vanguard VIF  Vanguard VIF Mid- Vanguard VIF
                                      High Yield   International     Cap Index     Money Market
                                    Bond Portfolio   Portfolio       Portfolio      Portfolio
                                    -------------- ------------- ----------------- ------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $ 14,761     $    1,908       $  1,309      $     9,495
   Net realized gain (loss) on
     investments                            (91)        29,714          5,133              233
   Capital gain distributions from
     mutual funds                            --          4,201         10,869               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       1,555        102,413         20,689               --
                                       --------     ----------       --------      -----------
Increase (decrease) in net assets
  resulting from operations              16,225        138,236         38,000            9,728
                                       --------     ----------       --------      -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --             --             --        4,553,790
   Administrative charges                    --             --             --               --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             208,048        949,901         48,844       (4,592,329)
   Mortality reserve transfers               --             --             --               --
   Contract withdrawals                      --        (10,630)            --               --
   Surrender charges                         --             --             --               --
   Death benefits                            --             --             --               --
   Annuity payments                     (22,841)       (41,626)       (18,012)            (713)
                                       --------     ----------       --------      -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          185,207        897,645         30,832          (39,252)
                                       --------     ----------       --------      -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                201,432      1,035,881         68,832          (29,524)

NET ASSETS:

   Beginning of year                    175,469        442,368        255,367           33,823
                                       --------     ----------       --------      -----------
   End of year                         $376,901     $1,478,249       $324,199      $     4,299
                                       ========     ==========       ========      ===========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $    392     $       (3)      $    (73)     $     4,190
   Net realized gain (loss) on
     investments                            105          3,999          1,656               --
   Capital gain distributions from
     mutual funds                            --             --             --               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       4,749         47,290         18,790               --
                                       --------     ----------       --------      -----------
Increase (decrease) in net assets
  resulting from operations               5,246         51,286         20,373            4,190
                                       --------     ----------       --------      -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --             --             --        4,368,826
   Administrative charges                    --             --             --               --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             163,106        330,890        184,977       (4,336,697)
   Mortality reserve transfers               --             --             --               --
   Contract withdrawals                      --             --             --               --
   Surrender charges                         --             --             --               --
   Death benefits                            --             --             --               --
   Annuity payments                      (9,966)       (18,254)        (8,622)          (6,929)
                                       --------     ----------       --------      -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          153,140        312,636        176,355           25,200
                                       --------     ----------       --------      -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                158,386        363,922        196,728           29,390

NET ASSETS:

   Beginning of year                     17,083         78,446         58,639            4,433
                                       --------     ----------       --------      -----------
   End of year                         $175,469     $  442,368       $255,367      $    33,823
                                       ========     ==========       ========      ===========

                            See accompanying notes.

                                   VA I - 27

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                            Sub-accounts
                                    ------------------------------------------------------------
                                                    Vanguard VIF                     Vanguard VIF
                                    Vanguard VIF     Short-Term       Vanguard VIF    Total Bond
                                     REIT Index  Investment - Grade  Small Company   Market Index
                                     Portfolio       Portfolio      Growth Portfolio  Portfolio
                                    ------------ ------------------ ---------------- ------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)       $  4,335        $  2,192          $   (289)      $ 13,170
   Net realized gain (loss) on
     investments                        20,500             (79)            1,162         (3,029)
   Capital gain distributions from
     mutual funds                       19,337              --             8,216             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                     56,722           2,425              (305)         4,656
                                      --------        --------          --------       --------
Increase (decrease) in net assets
  resulting from operations            100,894           4,538             8,784         14,797
                                      --------        --------          --------       --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               --              --                --             --
   Administrative charges                   --              --                --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                            153,921          90,978           103,853        105,626
   Mortality reserve transfers              --              --                --             --
   Contract withdrawals                     --          (5,047)           (2,539)            --
   Surrender charges                        --              --                --             --
   Death benefits                           --              --                --             --
   Annuity payments                    (25,812)         (9,333)           (9,532)       (34,083)
                                      --------        --------          --------       --------
Increase (decrease) in net assets
  resulting from principal
  transactions                         128,109          76,598            91,782         71,543
                                      --------        --------          --------       --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                               229,003          81,136           100,566         86,340

NET ASSETS:

   Beginning of year                   215,845          64,706            71,527        358,440
                                      --------        --------          --------       --------
   End of year                        $444,848        $145,842          $172,093       $444,780
                                      ========        ========          ========       ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)       $  1,556        $  1,222          $   (312)      $  9,705
   Net realized gain (loss) on
     investments                         4,554             (12)              666         (3,810)
   Capital gain distributions from
     mutual funds                        5,167              --             2,319          2,006
   Net change in unrealized
     appreciation (depreciation)
     of investments                      8,574             (90)            3,283         (2,415)
                                      --------        --------          --------       --------
Increase (decrease) in net assets
  resulting from operations             19,851           1,120             5,956          5,486
                                      --------        --------          --------       --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               --              --                --             --
   Administrative charges                   --              --                --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                            129,558          20,261            23,973        173,397
   Mortality reserve transfers              --              --                --             --
   Contract withdrawals                     --              --                --             --
   Surrender charges                        --              --                --             --
   Death benefits                           --              --                --             --
   Annuity payments                    (11,061)         (5,894)           (5,847)       (24,953)
                                      --------        --------          --------       --------
Increase (decrease) in net assets
  resulting from principal
  transactions                         118,497          14,367            18,126        148,444
                                      --------        --------          --------       --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                               138,348          15,487            24,082        153,930

NET ASSETS:

   Beginning of year                    77,497          49,219            47,445        204,510
                                      --------        --------          --------       --------
   End of year                        $215,845        $ 64,706          $ 71,527       $358,440
                                      ========        ========          ========       ========

                            See accompanying notes.

                                   VA I - 28

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                       Sub-accounts
                                    --------------------------------------------------
                                       Vanguard VIF
                                          Total
                                    Stock Market Index    Vanguard     Vanguard Windsor
                                        Portfolio      Wellington Fund       Fund
                                    ------------------ --------------- ----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $    5,473        $  2,904          $   22
   Net realized gain (loss) on
     investments                            28,941           1,026              48
   Capital gain distributions from
     mutual funds                           99,647           5,332             237
   Net change in unrealized
     appreciation (depreciation)
     of investments                         59,498           7,338             197
                                        ----------        --------          ------
Increase (decrease) in net assets
  resulting from operations                193,559          16,600             504
                                        ----------        --------          ------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                   --              --              --
   Administrative charges                       --              --              --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              1,062,152             334              (1)
   Mortality reserve transfers                  --              --              --
   Contract withdrawals                    (17,926)             --              --
   Surrender charges                            --              --              --
   Death benefits                               --              --              --
   Annuity payments                       (134,634)        (11,408)           (254)
                                        ----------        --------          ------
Increase (decrease) in net assets
  resulting from principal
  transactions                             909,592         (11,074)           (255)
                                        ----------        --------          ------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 1,103,151           5,526             249

NET ASSETS:

   Beginning of year                     1,098,862         123,215           2,872
                                        ----------        --------          ------
   End of year                          $2,202,013        $128,741          $3,121
                                        ==========        ========          ======
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $    3,575        $  2,099          $   20
   Net realized gain (loss) on
     investments                            13,509             507              41
   Capital gain distributions from
     mutual funds                           12,524           3,798             240
   Net change in unrealized
     appreciation (depreciation)
     of investments                         32,918           2,992            (185)
                                        ----------        --------          ------
Increase (decrease) in net assets
  resulting from operations                 62,526           9,396             116
                                        ----------        --------          ------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                   --              --              --
   Administrative charges                       --              --              --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                451,339         119,004              (1)
   Mortality reserve transfers                  --              --              --
   Contract withdrawals                         --              --              --
   Surrender charges                            --              --              --
   Death benefits                               --              --              --
   Annuity payments                        (96,261)         (8,136)           (239)
                                        ----------        --------          ------
Increase (decrease) in net assets
  resulting from principal
  transactions                             355,078         110,868            (240)
                                        ----------        --------          ------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   417,604         120,264            (124)

NET ASSETS:

   Beginning of year                       681,258           2,951           2,996
                                        ----------        --------          ------
   End of year                          $1,098,862        $123,215          $2,872
                                        ==========        ========          ======

                            See accompanying notes.

                                   VA I - 29

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account I (the "Account") was established by AIG Life Insurance Company (the "Company") on June 5, 1986, to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. New contracts for the following products are available for sale by the Account:
Group and Individual Immediate Variable Annuity ("GIVA") and Vanguard Lifetime Income Program Group and Individual Immediate Variable Annuity ("Vanguard SPIA"). New contracts for the following products are no longer available for sale by the Account: Ovation, Ovation Plus, Ovation Advisor, Gallery, Variable Annuity, Paradigm, Trilogy, and Profile. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds ("AIM
  V.I."):                                American Funds(R):
   AIM V.I. Capital Appreciation Fund -
     Series I                               American Funds(R) AMCAP Fund(R) (1)
   AIM V.I. International Growth Fund -     American Funds(R) The Bond Fund of
     Series I                                 America(SM) (1)
                                            American Funds(R) Capital World
                                              Growth and Income Fund,(SM) Inc.
                                              (1)
The AllianceBernstein Growth Funds
("AllianceBernstein"):                      American Funds(R) EuroPacific Growth
                                              Fund(R) (1)
   AllianceBernstein Large Cap Growth       American Funds(R) The Investment
     Fund - Class A (1)                       Company of America(R) (1)
                                            American Funds(R) The New Economy
                                              Fund(R) (1)
                                            American Funds(R) SMALLCAP World
                                              Fund(R) (1)
AllianceBernstein Variable Products
Series Funds, Inc.("AllianceBernstein"):
   AllianceBernstein Americas
     Government Income Portfolio -          American Funds(R) Washington Mutual
     Class A                                  Investors Fund,(SM) Inc. (1)
   AllianceBernstein Balanced Shares
     Portfolio - Class A (10)
   AllianceBernstein Global Bond            BlackRock Variable Series Funds,
     Portfolio - Class A                      Inc. ("BlackRock"): (2) (14)
   AllianceBernstein Global Dollar          BlackRock Basic Value V.I. Fund -
     Government Portfolio - Class A           Class I (3) (14)
   AllianceBernstein Global Technology      BlackRock Bond V.I. Fund - Class I
     Portfolio - Class A (6)                  (3) (14) (15)
   AllianceBernstein Global Technology      BlackRock Money Market V.I. Fund -
     Portfolio - Class B (6)                  Class I (3) (14) (16)
   AllianceBernstein Growth and Income      BlackRock Global Allocation V.I.
     Portfolio - Class A                      Fund - Class I (3) (14)
   AllianceBernstein Growth and Income      BlackRock Global Growth V.I. Fund -
     Portfolio - Class B                      Class I (3) (14)
   AllianceBernstein Growth Portfolio -     BlackRock High Income V.I. Fund -
     Class A                                  Class I (3) (14) (17)
   AllianceBernstein Growth Portfolio -     BlackRock International Value V.I.
     Class B                                  Fund - Class I (3) (14)
   AllianceBernstein High Yield             BlackRock Large Cap Core V.I. Fund -
     Portfolio - Class A                      Class I (3) (14)
   AllianceBernstein International          BlackRock Large Cap Growth V.I. Fund
     Growth Portfolio - Class A (11)          - Class I (3) (14)
   AllianceBernstein International          BlackRock Utilities and
     Research Growth Portfolio - Class        Telecommunications V.I. Fund -
     A (9)                                    Class I (3) (14)
   AllianceBernstein International          BlackRock Value Opportunities V.I.
     Value Portfolio - Class A                Fund - Class I (3) (14)
   AllianceBernstein Large Cap Growth
     Portfolio - Class A (4)
   AllianceBernstein Large Cap Growth
     Portfolio - Class B (4)             Columbia Funds Trust I ("Columbia"):
   AllianceBernstein Money Market           Columbia High Yield Opportunity Fund
     Portfolio - Class A                      (1) (8)
   AllianceBernstein Money Market
     Portfolio - Class B
   AllianceBernstein Real Estate
     Investment Portfolio - Class A      Columbia Funds Trust VII ("Columbia"):
   AllianceBernstein Small Cap Growth
     Portfolio - Class A                    Columbia Newport Tiger Fund (1) (8)
   AllianceBernstein Small/Mid Cap
     Value Portfolio - Class A (5)
   AllianceBernstein U.S.
     Government/High Grade Securities
     Portfolio - Class A                 Delaware VIP Trust ("Delaware VIP"):
   AllianceBernstein U.S.
     Government/High Grade Securities       Delaware VIP Balanced Series -
     Portfolio - Class B                      Standard class
   AllianceBernstein U.S. Large Cap         Delaware VIP Capital Reserves Series
     Blended Style Portfolio - Class B        - Standard class
   AllianceBernstein Utility Income         Delaware VIP Cash Reserve Series -
     Portfolio - Class A                      Standard class
   AllianceBernstein Value Portfolio -      Delaware VIP Growth Opportunities
     Class B                                  Series - Standard class
                                            Delaware VIP High Yield Series -
                                              Standard class
                                            Delaware VIP Value Series - Standard
                                              class


                                   VA I - 30

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Dreyfus Stock Index Fund, Inc. - Initial shares                     The Universal Institutional Funds, Inc. ("UIF") - continued:
                                                                       UIF Technology Portfolio - Class I (13)
Dreyfus Variable Investment Fund ("Dreyfus VIF"):                      UIF Value Portfolio - Class I
   Dreyfus VIF Small Company Stock Portfolio - Initial shares
                                                                    Van Eck Worldwide Insurance Trust ("Van Eck"):
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP"):           Van Eck Worldwide Emerging Markets Fund
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class         Van Eck Worldwide Hard Assets Fund
   Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
   Fidelity(R) VIP Growth Portfolio - Initial Class                 The Vanguard Group(R) ("Vanguard(R)"):
   Fidelity(R) VIP High Income Portfolio - Initial Class               Vanguard(R) 500 Index Fund
   Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class     Vanguard(R) Dividend Growth Fund
   Fidelity(R) VIP Money Market Portfolio - Initial Class              Vanguard(R) GNMA Fund
   Fidelity(R) VIP Overseas Portfolio - Initial Class                  Vanguard(R) Health Care Fund
                                                                       Vanguard(R) Inflation-Protected Securities Fund
Franklin(R) Templeton(R) Investments ("Franklin"):                     Vanguard(R) International Growth Fund (7)
   Franklin Gold and Precious Metals Fund - Class A (1)                Vanguard(R) LifeStrategy(R) Conservative Growth Fund
   Franklin Mutual Financial Services Fund - Class A (1)               Vanguard(R) LifeStrategy(R) Growth Fund
   Franklin Templeton Foreign Fund - Class A (1)                       Vanguard(R) LifeStrategy(R) Income Fund
                                                                       Vanguard(R) LifeStrategy(R) Moderate Growth Fund
MFS(R) Mutual Funds ("MFS(R)"):                                        Vanguard(R) Prime Money Market Fund
   MFS(R) Emerging Growth Fund (1)                                     Vanguard(R) PRIMECAP Fund
   MFS(R) New Discovery Fund (1)                                       Vanguard(R) Small-Cap Growth Index Fund
   MFS(R) Research Fund (1)                                            Vanguard(R) Small-Cap Value Index Fund
                                                                       Vanguard(R) Total Bond Market Index Fund
OppenheimerFunds(R) ("Oppenheimer"):                                   Vanguard(R) Total International Stock Index Fund
   Oppenheimer Centennial Money Market Trust - Class A (1)             Vanguard(R) U.S. Growth Fund
   Oppenheimer International Bond Fund - Class A (1)                   Vanguard(R) Wellington(TM) Fund
   Oppenheimer Strategic Income Fund - Class A (1)                     Vanguard(R) Windsor(TM) Fund

Putnam Investments:
                                                                    Vanguard(R) Variable Insurance Fund ("Vanguard(R) VIF"):
   Putnam Discovery Growth Fund - Class A (1)                          Vanguard(R) VIF Balanced Portfolio
   Putnam Health Sciences Trust - Class A (1)                          Vanguard(R) VIF Capital Growth Portfolio
   Putnam International Capital Opportunities Fund - Class A
     (1)                                                               Vanguard(R) VIF Diversified Value Portfolio
   Putnam Voyager Fund - Class A (1)                                   Vanguard(R) VIF Equity Income Portfolio
   The Putnam Fund for Growth and Income - Class A (1)                 Vanguard(R) VIF Equity Index Portfolio
                                                                       Vanguard(R) VIF Growth Portfolio
UBS Series Trust ("UBS"):                                              Vanguard(R) VIF High Yield Bond Portfolio
   UBS U.S. Allocation Portfolio                                       Vanguard(R) VIF International Portfolio
                                                                       Vanguard(R) VIF Mid-Cap Index Portfolio
The Universal Institutional Funds, Inc. ("UIF"):                       Vanguard(R) VIF Money Market Portfolio
   UIF Core Plus Fixed Income Portfolio - Class I                      Vanguard(R) VIF REIT Index Portfolio
   UIF Equity Growth Portfolio - Class I                               Vanguard(R) VIF Short-Term Investment-Grade Portfolio
   UIF International Magnum Portfolio - Class I (1)                    Vanguard(R) VIF Small Company Growth Portfolio
   UIF Mid Cap Growth Portfolio - Class I (1)                          Vanguard(R) VIF Total Bond Market Index Portfolio
   UIF Money Market Portfolio - Class I (1) (12)                       Vanguard(R) VIF Total Stock Market Index Portfolio

--------
(1)   Sub-accounts had no activity.
(2) Effective May 1, 2005, Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch") changed its name to FAM Variable Series Funds, Inc.
(3) Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.


                                   VA I - 31

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(4) Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A and AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class A and AllianceBernstein Large Cap Growth Portfolio - Class B, respectively.
(5)   Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio -
      Class A changed its name to AllianceBernstein Small/Mid Cap Value Portfolio - Class A.
(6) Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and AllianceBernstein Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology Portfolio - Class A and AllianceBernstein Global Technology Portfolio - Class B, respectively.
(7) Effective May 2, 2005, Vanguard International Growth Fund is no longer offered as an investment option.
(8) Effective July 1, 2005, Columbia High Yield Opportunity Fund and Columbia Newport Tiger Fund are no longer offered as investment options.
(9) Effective February 1, 2006, AllianceBernstein International Portfolio - Class A changed its name to AllianceBernstein International Research Growth Portfolio - Class A.
(10) Effective February 1, 2006, AllianceBernstein Total Return Portfolio - Class A changed its name to AllianceBernstein Balanced Shares Portfolio - Class A.
(11) Effective February 1, 2006, AllianceBernstein Worldwide Privatization Portfolio - Class A changed its name to AllianceBernstein International Growth Portfolio - Class A.
(12) Effective April 28, 2006, UIF Money Market Portfolio - Class I was closed and liquidated.
(13) Effective April 28, 2006, UIF Technology Portfolio - Class I was closed and liquidated.
(14) Effective October 2, 2006, Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock, Inc., the FAM Variable Series Funds, Inc. changed its name to BlackRock Variable Series Funds, Inc. and the Mercury funds changed their names to Black Rock funds.
(15) Effective October 2, 2006, Mercury Core Bond V.I. Fund - Class I changed its name to BlackRock Bond V.I. Fund - Class I.
(16)  Effective October 2, 2006, Mercury Domestic Money Market V.I. Fund -
      Class I changed its name to BlackRock Money Market V.I. Fund - Class I.
(17)  Effective October 2, 2006, Mercury High Current Income V.I. Fund - Class
      I changed its name to BlackRock High Income V.I. Fund - Class I.

In addition to the Sub-accounts above, contract owners may allocate contract funds to a fixed account that is part of the Company's general account. Contract owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

                                   VA I - 32

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% or 5.0% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company. If there are transfers between the Company and the Account they will be disclosed as mortality reserve transfers in the Statement of Changes in Net Assets under principle transactions.

Annuity reserves are calculated according to either the 1983(a) Individual Mortality Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

Premium taxes - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Sub-accounts. A summary of the charges by contract follows:


                                   VA I - 33

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

                 Mortality & Expense Risk and
                    Administrative Charges
Contracts            Maximum Annual Rate
---------        ----------------------------
Gallery                      1.40%
Ovation                      1.40%
Ovation Advisor              1.40%
Ovation Plus                 1.40%
Paradigm                     1.40%
Profile                      1.40%
GIVA                         1.25%
Trilogy                      1.40%
Vanguard SPIA                0.52%
Variable Annuity             1.40%

Accidental death benefit charges - Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk and administrative charges line of the Statement of Operations.

Annual administrative fee - An annual administrative expense charge of $30 may be assessed against each contract on its anniversary date. The annual administrative expense is paid by redemption of units outstanding. Contracts under the Vanguard SPIA and GIVA products are not subject to the annual administrative expense charge. Annual fees are included with administrative charges in the Statement of Changes in Net Assets under principal transactions.

Distribution charges - Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

Death benefit rider charges - The Annual Ratchet Plan is a death benefit rider. Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

The Equity Assurance Plan is a death benefit rider. Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

Transfer charges - A $10 transfer fee for each transfer in excess of 12 during the contract year may be assessed on all contracts issued under the Vanguard SPIA and GIVA products. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. The transfer charges are paid by redemption of units outstanding. Transfer charges are included with net transfers from
(to) other sub-accounts or fixed rate option in the Statement of Changes in Net Assets under principal transactions.


                                   VA I - 34

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

Surrender charge - In the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a surrender charge. The surrender charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor, Vanguard SPIA and GIVA products are not subjected to surrender charges. For the Vanguard SPIA product, a partial withdrawal transaction charge may be assessed for each partial withdrawal. The partial withdrawal transaction charge is the lesser of 2% of the amount withdrawn or $25. The surrender charges and partial withdrawals are paid by redemption of units outstanding. The surrender charges and partial withdrawals are included with surrender charges in the Statement of Changes in Net Assets under principal transactions.


                                   VA I - 35

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                          Cost of    Proceeds
Sub-accounts                                             Purchases  from Sales
------------                                            ----------- -----------
AIM V.I. Capital Appreciation Fund - Series I           $     3,670 $   327,095
AIM V.I. International Growth Fund - Series I               159,387     722,458
AllianceBernstein Americas Government Income Portfolio
  - Class A                                               5,250,541  11,514,562
AllianceBernstein Balanced Shares Portfolio - Class A    12,217,628  30,958,873
AllianceBernstein Global Bond Portfolio - Class A         2,182,276   4,016,755
AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                 7,546,694   6,682,591
AllianceBernstein Global Technology Portfolio - Class A     140,119  16,970,341
AllianceBernstein Global Technology Portfolio - Class B   2,479,022   7,554,565
AllianceBernstein Growth and Income Portfolio - Class A  14,253,177  65,169,823
AllianceBernstein Growth and Income Portfolio - Class B  12,047,664  30,483,209
AllianceBernstein Growth Portfolio - Class A                825,655  24,116,285
AllianceBernstein Growth Portfolio - Class B              2,200,269  11,709,582
AllianceBernstein High Yield Portfolio - Class A          4,570,189   7,537,468
AllianceBernstein International Growth Portfolio -
  Class A                                                11,287,587  15,200,208
AllianceBernstein International Research Growth
  Portfolio - Class A                                     5,378,553  15,310,449
AllianceBernstein International Value Portfolio -
  Class A                                                12,780,125   9,675,766
AllianceBernstein Large Cap Growth Portfolio - Class A    1,908,404  38,568,050
AllianceBernstein Large Cap Growth Portfolio - Class B    4,061,590  13,855,459
AllianceBernstein Money Market Portfolio - Class A       24,015,010  25,132,472
AllianceBernstein Money Market Portfolio - Class B       14,834,426  16,725,197
AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                11,883,801  14,499,784
AllianceBernstein Small Cap Growth Portfolio - Class A 9,049,210 14,780,485 AllianceBernstein Small/Mid Cap Value Portfolio -
  Class A                                                 8,085,384  15,143,638
AllianceBernstein U.S. Government/High Grade
  Securities Portfolio - Class A                          8,892,702  18,438,979
AllianceBernstein U.S. Government/High Grade
  Securities Portfolio - Class B                            214,183     474,739
AllianceBernstein U.S. Large Cap Blended Style
  Portfolio - Class B                                     1,181,413   1,025,207
AllianceBernstein Utility Income Portfolio - Class A      7,397,462  11,482,638
AllianceBernstein Value Portfolio - Class B               7,236,867  15,655,423
BlackRock Basic Value V.I. Fund - Class I                   864,745   1,351,716
BlackRock Bond V.I. Fund - Class I                           17,345      10,947
BlackRock Money Market V.I. Fund - Class I                  168,810      78,367
BlackRock Global Allocation V.I. Fund - Class I             694,178     269,960
BlackRock Global Growth V.I. Fund - Class I                   5,762     104,701
BlackRock High Income V.I. Fund - Class I                    33,923      95,162
BlackRock International Value V.I. Fund - Class I           460,631     558,516
BlackRock Large Cap Core V.I. Fund - Class I                522,314     423,871
BlackRock Large Cap Growth V.I. Fund - Class I               89,724      67,819
BlackRock Utilities and Telecommunications V.I. Fund -
  Class I                                                    60,234     106,489
BlackRock Value Opportunities V.I. Fund - Class I           603,700     803,664
Delaware VIP Balanced Series - Standard class                25,573      69,662
Delaware VIP Capital Reserves Series - Standard class         8,449      47,076
Delaware VIP Cash Reserve Series - Standard class           101,604     146,788
Delaware VIP Growth Opportunities Series - Standard
  class                                                      90,921     181,312
Delaware VIP High Yield Series - Standard class              73,454      81,200
Delaware VIP Value Series - Standard class                  162,896     531,780
Dreyfus Stock Index Fund, Inc. - Initial shares             102,695   2,369,663
Dreyfus VIF Small Company Stock Portfolio - Initial
  shares                                                    237,878     893,974
Fidelity VIP Asset Manager Portfolio - Initial Class        238,615   1,822,044
Fidelity VIP Contrafund Portfolio - Initial Class           472,752   1,438,489
Fidelity VIP Growth Portfolio - Initial Class                28,390   1,253,122
Fidelity VIP High Income Portfolio - Initial Class          284,991     783,928


                                   VA I - 36

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                           Cost of    Proceeds
Sub-accounts                                              Purchases  from Sales
------------                                              ---------- ----------
Fidelity VIP Investment Grade Bond Portfolio - Initial
  Class                                                   $  206,659 $1,052,744
Fidelity VIP Money Market Portfolio - Initial Class        1,904,871  1,842,425
Fidelity VIP Overseas Portfolio - Initial Class                9,136     79,907
UBS U.S. Allocation Portfolio                                830,619  3,816,264
UIF Core Plus Fixed Income Portfolio - Class I                    --     35,409
UIF Equity Growth Portfolio - Class I                             --     35,966
UIF Technology Portfolio - Class I                                --     13,056
Van Eck Worldwide Emerging Markets Fund                      211,698    380,479
Van Eck Worldwide Hard Assets Fund                           188,792    293,437
Vanguard 500 Index Fund                                          499      2,675
Vanguard Dividend Growth Fund                                    514      1,562
Vanguard GNMA Fund                                             9,221     10,523
Vanguard Health Care Fund                                      3,862      8,127
Vanguard Inflation-Protected Securities Fund                  66,111     45,284
Vanguard International Growth Fund                            13,842        741
Vanguard LifeStrategy Conservative Growth Fund                 1,042      3,203
Vanguard LifeStrategy Growth Fund                             28,608     12,059
Vanguard LifeStrategy Income Fund                             56,167     16,029
Vanguard LifeStrategy Moderate Growth Fund                   168,411     72,997
Vanguard Prime Money Market Fund                                 219        430
Vanguard PRIMECAP Fund                                           192        294
Vanguard Small-Cap Growth Index Fund                              56      1,875
Vanguard Small-Cap Value Index Fund                            8,881      2,373
Vanguard Total Bond Market Index Fund                            419        824
Vanguard Total International Stock Index Fund                  6,838     38,555
Vanguard U.S. Growth Fund                                         22        437
Vanguard VIF Balanced Portfolio                            1,293,965    490,146
Vanguard VIF Capital Growth Portfolio                         65,476     11,202
Vanguard VIF Diversified Value Portfolio                     153,346    125,253
Vanguard VIF Equity Income Portfolio                         286,128     33,100
Vanguard VIF Equity Index Portfolio                          293,838     81,008
Vanguard VIF Growth Portfolio                                 37,154     39,357
Vanguard VIF High Yield Bond Portfolio                       224,172     24,204
Vanguard VIF International Portfolio                       1,006,803    103,049
Vanguard VIF Mid-Cap Index Portfolio                          63,825     20,815
Vanguard VIF Money Market Portfolio                        4,108,134  4,137,892
Vanguard VIF REIT Index Portfolio                            222,503     70,723
Vanguard VIF Short-Term Investment-Grade Portfolio            97,510     18,721
Vanguard VIF Small Company Growth Portfolio                  115,879     16,170
Vanguard VIF Total Bond Market Index Portfolio               119,467     34,754
Vanguard VIF Total Stock Market Index Portfolio            1,221,544    206,832
Vanguard Wellington Fund                                      11,280     14,118
Vanguard Windsor Fund                                            281        278


                                   VA I - 37

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2006.

                                               Net Asset
                                               Value Per Value of Shares   Cost of
Sub-accounts                          Shares     Share    at Fair Value  Shares Held
------------                        ---------- --------- --------------- ------------
AIM V.I. Capital Appreciation Fund
  - Series I                            31,569  $26.22    $    827,751   $    900,875
AIM V.I. International Growth Fund
  - Series I                            36,261   29.43       1,067,164        699,528
AllianceBernstein Americas
  Government Income Portfolio -
  Class A                            2,560,636   12.49      31,982,340     32,418,454
AllianceBernstein Balanced Shares
  Portfolio - Class A                7,281,962   20.31     147,896,641    125,238,213
AllianceBernstein Global Bond
  Portfolio - Class A                1,255,023   11.59      14,545,718     15,666,783
AllianceBernstein Global Dollar
  Government Portfolio - Class A     1,481,996   14.22      21,073,986     20,564,010
AllianceBernstein Global
  Technology Portfolio - Class A     2,595,637   17.23      44,722,827     74,558,299
AllianceBernstein Global
  Technology Portfolio - Class B     1,207,828   16.94      20,460,605     16,139,606
AllianceBernstein Growth and
  Income Portfolio - Class A         6,807,275   27.19     185,089,805    146,977,938
AllianceBernstein Growth and
  Income Portfolio - Class B         6,781,793   26.93     182,633,686    139,038,379
AllianceBernstein Growth Portfolio
  - Class A                          3,230,002   20.27      65,472,131     77,862,860
AllianceBernstein Growth Portfolio
  - Class B                          2,242,219   19.90      44,620,149     36,115,245
AllianceBernstein High Yield
  Portfolio - Class A                3,869,918    7.40      28,637,395     28,585,472
AllianceBernstein International
  Growth Portfolio - Class A         1,490,881   30.37      45,278,059     29,105,564
AllianceBernstein International
  Research Growth Portfolio -
  Class A                            2,456,804   22.78      55,966,004     29,716,723
AllianceBernstein International
  Value Portfolio - Class A          2,377,605   24.96      59,345,027     37,343,979
AllianceBernstein Large Cap Growth
  Portfolio - Class A                4,155,971   26.87     111,670,950    134,276,116
AllianceBernstein Large Cap Growth
  Portfolio - Class B                2,475,309   26.37      65,273,905     56,869,596
AllianceBernstein Money Market
  Portfolio - Class A               18,099,003    1.00      18,099,003     18,099,003
AllianceBernstein Money Market
  Portfolio - Class B               14,120,837    1.00      14,120,837     14,120,837
AllianceBernstein Real Estate
  Investment Portfolio - Class A     2,198,795   22.83      50,198,500     37,664,980
AllianceBernstein Small Cap Growth
  Portfolio - Class A                3,043,222   13.57      41,296,528     30,555,885
AllianceBernstein Small/Mid Cap
  Value Portfolio - Class A          3,065,444   18.08      55,423,221     40,953,336
AllianceBernstein U.S.
  Government/High Grade Securities
  Portfolio - Class A                5,277,867   11.78      62,173,275     64,383,345
AllianceBernstein U.S.
  Government/High Grade Securities
  Portfolio - Class B                  241,597   11.67       2,819,432      2,953,692
AllianceBernstein U.S. Large Cap
  Blended Style Portfolio - Class B    227,150   13.62       3,093,778      2,771,400
AllianceBernstein Utility Income
  Portfolio - Class A                1,979,712   24.85      49,195,848     34,904,151
AllianceBernstein Value Portfolio
  - Class B                          5,134,191   14.95      76,756,159     53,259,207
BlackRock Basic Value V.I. Fund -
  Class I                              400,667   15.91       6,374,606      5,588,076
BlackRock Bond V.I. Fund - Class I      25,047   11.91         298,309        295,940
BlackRock Money Market V.I. Fund -
  Class I                              440,936    1.00         440,936        440,936
BlackRock Global Allocation V.I.
  Fund - Class I                       139,461   14.78       2,061,234      1,801,561
BlackRock Global Growth V.I. Fund
  - Class I                             48,887   13.29         649,705        550,342
BlackRock High Income V.I. Fund -
  Class I                               54,602    7.67         418,800        418,020
BlackRock International Value V.I.
  Fund - Class I                       148,823   16.80       2,500,221      1,861,107
BlackRock Large Cap Core V.I. Fund
  - Class I                             60,738   32.17       1,953,944      1,700,656
BlackRock Large Cap Growth V.I.
  Fund - Class I                        80,009   11.76         940,900        739,019
BlackRock Utilities and
  Telecommunications V.I. Fund -
  Class I                               49,970   11.93         596,140        525,117
BlackRock Value Opportunities V.I.
  Fund - Class I                        96,731   23.41       2,264,468      2,330,166
Delaware VIP Balanced Series -
  Standard class                        59,906   15.26         914,165        919,663
Delaware VIP Capital Reserves
  Series - Standard class               15,969    9.71         155,062        156,831
Delaware VIP Cash Reserve Series -
  Standard class                       249,760    1.00         249,760        249,760
Delaware VIP Growth Opportunities
  Series - Standard class               51,846   18.91         980,417      1,049,071
Delaware VIP High Yield Series -
  Standard class                        78,001    6.20         483,606        496,240
Delaware VIP Value Series -
  Standard class                       204,344   22.98       4,695,829      3,302,414
Dreyfus Stock Index Fund, Inc. -
  Initial shares                       146,031   36.15       5,279,025      4,464,356
Dreyfus VIF Small Company Stock
  Portfolio - Initial shares            38,989   21.36         832,800        843,496
Fidelity VIP Asset Manager
  Portfolio - Initial Class            271,557   15.71       4,266,167      3,924,899
Fidelity VIP Contrafund Portfolio
  - Initial Class                       90,178   31.47       2,837,911      2,239,656
Fidelity VIP Growth Portfolio -
  Initial Class                         90,836   35.87       3,258,301      2,865,032


                                   VA I - 38

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2006.

                                                   Net Asset    Value of
                                                   Value Per Shares at Fair Cost of Shares
Sub-accounts                              Shares     Share       Value           Held
------------                             --------- --------- -------------- --------------
Fidelity VIP High Income Portfolio -
  Initial Class                            114,839  $  6.35   $   729,230    $   749,806
Fidelity VIP Investment Grade Bond
  Portfolio - Initial Class                128,174    12.76     1,635,503      1,642,804
Fidelity VIP Money Market Portfolio -
  Initial Class                          2,151,019     1.00     2,151,019      2,151,019
Fidelity VIP Overseas Portfolio -
  Initial Class                              7,827    23.97       187,623         93,934
UBS U.S. Allocation Portfolio              954,947    15.36    14,667,985     13,996,027
Van Eck Worldwide Emerging Markets Fund     28,919    24.98       722,390        511,730
Van Eck Worldwide Hard Assets Fund          20,789    32.71       680,008        487,439
Vanguard 500 Index Fund                        225   130.59        29,376         25,079
Vanguard Dividend Growth Fund                1,976    14.57        28,795         23,670
Vanguard GNMA Fund                           1,284    10.21        13,106         13,166
Vanguard Health Care Fund                      438   145.60        63,832         54,837
Vanguard Inflation-Protected Securities
  Fund                                      13,332    11.78       157,045        164,552
Vanguard International Growth Fund             551    23.86        13,145         13,095
Vanguard LifeStrategy Conservative
  Growth Fund                                1,972    16.59        32,710         26,378
Vanguard LifeStrategy Growth Fund            7,041    23.87       168,066        133,584
Vanguard LifeStrategy Income Fund           15,940    13.93       222,048        213,157
Vanguard LifeStrategy Moderate Growth
  Fund                                      44,546    20.36       906,955        780,609
Vanguard Prime Money Market Fund             4,478     1.00         4,478          4,478
Vanguard PRIMECAP Fund                          46    68.95         3,144          2,303
Vanguard Small-Cap Growth Index Fund         1,077    18.34        19,750         17,410
Vanguard Small-Cap Value Index Fund          1,704    17.05        29,051         26,047
Vanguard Total Bond Market Index Fund          844     9.99         8,427          8,671
Vanguard Total International Stock
  Index Fund                                17,388    17.67       307,250        191,452
Vanguard U.S. Growth Fund                      252    18.18         4,585          3,931
Vanguard VIF Balanced Portfolio            221,535    20.62     4,568,050      4,086,619
Vanguard VIF Capital Growth Portfolio       10,417    17.06       177,719        160,173
Vanguard VIF Diversified Value Portfolio    27,009    16.53       446,466        382,080
Vanguard VIF Equity Income Portfolio        29,996    20.81       624,226        562,117
Vanguard VIF Equity Index Portfolio         14,524    29.66       430,794        407,862
Vanguard VIF Growth Portfolio                4,584    13.15        60,284         59,454
Vanguard VIF High Yield Bond Portfolio      43,673     8.63       376,902        369,764
Vanguard VIF International Portfolio        68,564    21.56     1,478,249      1,317,712
Vanguard VIF Mid-Cap Index Portfolio        16,332    19.85       324,199        276,444
Vanguard VIF Money Market Portfolio          4,299     1.00         4,299          4,299
Vanguard VIF REIT Index Portfolio           17,808    24.98       444,848        365,878
Vanguard VIF Short-Term
  Investment-Grade Portfolio                13,733    10.62       145,842        142,667
Vanguard VIF Small Company Growth
  Portfolio                                  8,908    19.32       172,093        162,777
Vanguard VIF Total Bond Market Index
  Portfolio                                 39,642    11.22       444,780        445,354
Vanguard VIF Total Stock Market Index
  Portfolio                                 70,419    31.27     2,202,013      2,032,858
Vanguard Wellington Fund                     3,970    32.43       128,741        118,168
Vanguard Windsor Fund                          167    18.64         3,121          2,622


                                   VA I - 39

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2006.

                                                     Accumulation
                                        Accumulation    Units     Annuity Units Annuity Units Net Increase
Sub-accounts                            Units Issued   Redeemed      Issued       Redeemed     (Decrease)
------------                            ------------ ------------ ------------- ------------- ------------
2   AIM V.I. Capital Appreciation Fund
      - Series I                               --             (2)        --            --              (2)
3   AIM V.I. Capital Appreciation Fund
      - Series I                              277        (26,866)        57          (150)        (26,682)
2   AIM V.I. International Growth Fund
      - Series I                               --             (1)        --            --              (1)
3   AIM V.I. International Growth Fund
      - Series I                            3,585        (38,407)        --            --         (34,822)
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                               1,944       (400,774)        43          (398)       (399,185)
2   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                               3,014         (2,643)        --            --             371
1   AllianceBernstein Balanced Shares
      Portfolio - Class A                  17,351       (957,378)     1,021        (1,347)       (940,353)
2   AllianceBernstein Balanced Shares
      Portfolio - Class A                     145        (25,194)        --            --         (25,049)
3   AllianceBernstein Balanced Shares
      Portfolio - Class A                      --         (6,037)        --            --          (6,037)
1   AllianceBernstein Global Bond
      Portfolio - Class A                  20,159       (127,307)       202          (315)       (107,261)
2   AllianceBernstein Global Bond
      Portfolio - Class A                     292         (8,851)        --            --          (8,559)
3   AllianceBernstein Global Bond
      Portfolio - Class A                      --             (1)        --            --              (1)
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A       69,618        (96,671)        23          (197)        (27,227)
2   AllianceBernstein Global Dollar
      Government Portfolio - Class A           --         (2,330)        --            --          (2,330)
1   AllianceBernstein Global
      Technology Portfolio - Class A        7,865       (943,528)       376        (2,019)       (937,306)
2   AllianceBernstein Global
      Technology Portfolio - Class A          122        (50,380)        --            --         (50,258)
3   AllianceBernstein Global
      Technology Portfolio - Class A          128        (17,264)        --            --         (17,136)
4   AllianceBernstein Global
      Technology Portfolio - Class B        2,003       (290,288)     1,115          (305)       (287,475)
5   AllianceBernstein Global
      Technology Portfolio - Class B            2        (19,229)        --            --         (19,227)
1   AllianceBernstein Growth and
      Income Portfolio - Class A           12,601     (1,398,245)     1,067        (2,120)     (1,386,697)
2   AllianceBernstein Growth and
      Income Portfolio - Class A            1,262        (42,050)        --            --         (40,788)
3   AllianceBernstein Growth and
      Income Portfolio - Class A              183        (35,904)        55          (234)        (35,900)
4   AllianceBernstein Growth and
      Income Portfolio - Class B           11,345       (650,683)     3,013          (295)       (636,620)
5   AllianceBernstein Growth and
      Income Portfolio - Class B              519        (21,409)        --            --         (20,890)
1   AllianceBernstein Growth Portfolio
      - Class A                             4,007       (800,623)       278        (1,300)       (797,638)
2   AllianceBernstein Growth Portfolio
      - Class A                                --        (32,662)        --            --         (32,662)
3   AllianceBernstein Growth Portfolio
      - Class A                               120        (16,520)        --            --         (16,400)
4   AllianceBernstein Growth Portfolio
      - Class B                             7,758       (354,726)         3           (22)       (346,987)
5   AllianceBernstein Growth Portfolio
      - Class B                             1,364         (1,945)        --            --            (581)
1   AllianceBernstein High Yield
      Portfolio - Class A                   5,716       (459,276)        --            --        (453,560)
2   AllianceBernstein High Yield
      Portfolio - Class A                   6,963        (13,400)        --            --          (6,437)
1   AllianceBernstein International
      Growth Portfolio - Class A           97,868       (208,639)        77        (1,346)       (112,040)
2   AllianceBernstein International
      Growth Portfolio - Class A              168        (16,542)        --            --         (16,374)
1   AllianceBernstein International
      Research Growth Portfolio -
      Class A                               1,874       (503,081)       494        (1,113)       (501,826)
2   AllianceBernstein International
      Research Growth Portfolio -
      Class A                               5,473         (8,673)        --            --          (3,200)
1   AllianceBernstein International
      Value Portfolio - Class A           470,653       (368,257)        --            --         102,396
2   AllianceBernstein International
      Value Portfolio - Class A             8,685         (7,242)        --            --           1,443
1   AllianceBernstein Large Cap Growth
      Portfolio - Class A                   7,928     (1,148,895)     1,005        (2,593)     (1,142,555)
2   AllianceBernstein Large Cap Growth
      Portfolio - Class A                   1,974        (61,500)        --            --         (59,526)
3   AllianceBernstein Large Cap Growth
      Portfolio - Class A                      --         (7,548)        59          (204)         (7,693)
4   AllianceBernstein Large Cap Growth
      Portfolio - Class B                   6,785       (306,895)     4,004          (271)       (296,377)
5   AllianceBernstein Large Cap Growth
      Portfolio - Class B                     592        (16,458)        --            --         (15,866)
1   AllianceBernstein Money Market
      Portfolio - Class A                 984,876     (1,084,714)         6           (95)        (99,927)
2   AllianceBernstein Money Market
      Portfolio - Class A                 125,879       (150,511)        --            --         (24,632)
4   AllianceBernstein Money Market
      Portfolio - Class B                 460,276       (667,517)        --            --        (207,241)
5   AllianceBernstein Money Market
      Portfolio - Class B                  36,586         (5,906)        --            --          30,680
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A        2,084       (296,227)     2,517        (1,412)       (293,038)
2   AllianceBernstein Real Estate
      Investment Portfolio - Class A          200        (13,895)        --            --         (13,695)
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A                 210,143       (527,478)       654        (1,208)       (317,889)
2   AllianceBernstein Small Cap Growth
      Portfolio - Class A                     860        (61,680)        --            --         (60,820)
3   AllianceBernstein Small Cap Growth
      Portfolio - Class A                      65        (10,124)        --            --         (10,059)


                                   VA I - 40

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                     Accumulation
                                        Accumulation    Units     Annuity Units Annuity Units Net Increase
Sub-accounts                            Units Issued   Redeemed      Issued       Redeemed     (Decrease)
------------                            ------------ ------------ ------------- ------------- ------------
1   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A            12,252      (561,924)     10,406          (548)      (539,814)
2   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A               567       (14,460)         --            --        (13,893)
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                 118,235      (789,775)      1,648        (1,693)      (671,585)
2   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                   1,261       (32,182)         --            --        (30,921)
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                      --       (20,572)         --            --        (20,572)
5   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                      --          (450)         --            --           (450)
1   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B    55,028       (49,181)         85          (297)         5,635
2   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B        --          (377)         --            --           (377)
1   AllianceBernstein Utility Income
      Portfolio - Class A                 114,917      (291,165)        190          (260)      (176,318)
2   AllianceBernstein Utility Income
      Portfolio - Class A                      --        (9,498)         --            --         (9,498)
4   AllianceBernstein Value Portfolio
      - Class B                            47,518      (797,733)     22,792        (1,050)      (728,473)
5   AllianceBernstein Value Portfolio
      - Class B                                --       (19,159)         --            --        (19,159)
1   BlackRock Basic Value V.I. Fund -
      Class I                                  26       (58,624)          8           (46)       (58,636)
2   BlackRock Basic Value V.I. Fund -
      Class I                                  --        (5,276)         --            --         (5,276)
1   BlackRock Bond V.I. Fund - Class I        239          (461)         --            --           (222)
2   BlackRock Bond V.I. Fund - Class I         --            (3)         --            --             (3)
1   BlackRock Money Market V.I. Fund -
      Class I                              12,954        (6,270)         --            --          6,684
2   BlackRock Money Market V.I. Fund -
      Class I                                  --            (7)         --            --             (7)
1   BlackRock Global Allocation V.I.
      Fund - Class I                       30,297       (12,207)         --            --         18,090
2   BlackRock Global Allocation V.I.
      Fund - Class I                        1,938          (132)         --            --          1,806
1   BlackRock Global Growth V.I. Fund
      - Class I                                --        (9,212)         --            --         (9,212)
2   BlackRock Global Growth V.I. Fund
      - Class I                                --           (54)         --            --            (54)
1   BlackRock High Income V.I. Fund -
      Class I                                  --        (6,758)         --            --         (6,758)
2   BlackRock High Income V.I. Fund -
      Class I                                  --           (45)         --            --            (45)
1   BlackRock International Value V.I.
      Fund - Class I                           --       (22,133)         --            --        (22,133)
2   BlackRock International Value V.I.
      Fund - Class I                        3,081        (1,099)         --            --          1,982
1   BlackRock Large Cap Core V.I. Fund
      - Class I                            12,337       (17,323)          8           (48)        (5,026)
2   BlackRock Large Cap Core V.I. Fund
      - Class I                                --          (842)         --            --           (842)
1   BlackRock Large Cap Growth V.I.
      Fund - Class I                        4,813        (1,758)         --            --          3,055
1   BlackRock Utilities and
      Telecommunications V.I. Fund -
      Class I                               1,565        (5,180)         --            --         (3,615)
2   BlackRock Utilities and
      Telecommunications V.I. Fund -
      Class I                                  --           (10)         --            --            (10)
1   BlackRock Value Opportunities V.I.
      Fund - Class I                           --       (22,558)         --            --        (22,558)
2   BlackRock Value Opportunities V.I.
      Fund - Class I                           --        (2,276)         --            --         (2,276)
7   Delaware VIP Balanced Series -
      Standard class                           --        (1,853)         --            --         (1,853)
7   Delaware VIP Capital Reserves
      Series - Standard class                  --        (1,939)         --            --         (1,939)
7   Delaware VIP Cash Reserve Series -
      Standard class                           89           (89)         --            --             --
7   Delaware VIP Cash Reserve Series -
      Standard class                           --        (3,204)         --            --         (3,204)
7   Delaware VIP Growth Opportunities
      Series - Standard class                  --           (70)         --            --            (70)
7   Delaware VIP Growth Opportunities
      Series - Standard class                  --        (2,213)         --            --         (2,213)
7   Delaware VIP High Yield Series -
      Standard class                           --            (1)         --            --             (1)
7   Delaware VIP High Yield Series -
      Standard class                           --        (1,202)         --            --         (1,202)
7   Delaware VIP Value Series -
      Standard class                           --            --          --            --             --
7   Delaware VIP Value Series -
      Standard class                           --       (11,235)         15          (142)       (11,362)
2   Dreyfus Stock Index Fund, Inc. -
      Initial shares                           --            --          --            --             --
3   Dreyfus Stock Index Fund, Inc. -
      Initial shares                          809      (110,612)         75          (355)      (110,083)
2   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares               --            --          --            --             --
3   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares              350       (54,346)         --            --        (53,996)
3   Fidelity VIP Asset Manager
      Portfolio - Initial Class               296       (99,023)         26          (166)       (98,867)


                                   VA I - 41

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                     Accumulation Annuity Annuity      Net
                                        Accumulation    Units      Units   Units     Increase
Sub-accounts                            Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                            ------------ ------------ ------- --------  ----------
2   Fidelity VIP Contrafund Portfolio
      - Initial Class                          --          (305)       --       --       (305)
3   Fidelity VIP Contrafund Portfolio
      - Initial Class                         581       (60,593)       47     (141)   (60,106)
2   Fidelity VIP Growth Portfolio -
      Initial Class                            --            --        --       --         --
3   Fidelity VIP Growth Portfolio -
      Initial Class                           588       (68,983)       52     (242)   (68,585)
2   Fidelity VIP High Income Portfolio
      - Initial Class                          --            --        --       --         --
3   Fidelity VIP High Income Portfolio
      - Initial Class                          20       (43,704)       --       --    (43,684)
3   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class                --       (56,099)       25     (353)   (56,427)
3   Fidelity VIP Money Market
      Portfolio - Initial Class           130,672      (134,293)    3,408     (477)      (690)
3   Fidelity VIP Overseas Portfolio -
      Initial Class                            21        (3,998)       --       --     (3,977)
1   UBS U.S. Allocation Portfolio           3,833      (162,993)       --       --   (159,160)
2   UBS U.S. Allocation Portfolio              --       (34,276)       --       --    (34,276)
1   UIF Core Plus Fixed Income
      Portfolio - Class I                      --            --        --   (3,047)    (3,047)
1   UIF Equity Growth Portfolio -
      Class I                                  --            --        --   (3,066)    (3,066)
1   UIF Technology Portfolio - Class I         --            --        --   (1,520)    (1,520)
3   Van Eck Worldwide Emerging Markets
      Fund                                    478       (13,497)       --       --    (13,019)
2   Van Eck Worldwide Hard Assets Fund        253            (1)       --       --        252
3   Van Eck Worldwide Hard Assets Fund        645        (7,464)       --       --     (6,819)
1   Vanguard 500 Index Fund                    --            --       644     (847)      (203)
6   Vanguard Dividend Growth Fund              --            --        --     (105)      (105)
6   Vanguard GNMA Fund                         --            --        --     (188)      (188)
6   Vanguard Health Care Fund                  --            --        --     (543)      (543)
6   Vanguard Inflation-Protected
      Securities Fund                          --            --     2,339     (916)     1,423
1   Vanguard International Growth Fund         --            --     1,496     (773)       723
1   Vanguard LifeStrategy Conservative
      Growth Fund                              --            --     2,515   (2,751)      (236)
1   Vanguard LifeStrategy Growth Fund          --            --     1,012   (1,108)       (96)
6   Vanguard LifeStrategy Growth Fund          --            --     1,893     (722)     1,171
1   Vanguard LifeStrategy Income Fund          --            --     1,356   (1,569)      (213)
6   Vanguard LifeStrategy Income Fund          --            --     4,115   (1,089)     3,026
1   Vanguard LifeStrategy Moderate
      Growth Fund                              --            --       638   (3,125)    (2,487)
6   Vanguard LifeStrategy Moderate
      Growth Fund                              --            --    10,928   (2,208)     8,720
1   Vanguard Prime Money Market Fund           --            --       422     (460)       (38)
1   Vanguard PRIMECAP Fund                     --            --       220     (239)       (19)
1   Vanguard Small-Cap Growth Index
      Fund                                     --            --        --     (115)      (115)
1   Vanguard Small-Cap Value Index Fund        --            --     1,137     (709)       428
1   Vanguard Total Bond Market Index
      Fund                                     --            --       716     (782)       (66)
6   Vanguard Total International Stock
      Index Fund                               --            --        --   (2,103)    (2,103)
1   Vanguard U.S. Growth Fund                  --            --       440     (479)       (39)
6   Vanguard VIF Balanced Portfolio            --            --    65,286  (20,115)    45,171
6   Vanguard VIF Capital Growth
      Portfolio                                --            --     4,146     (752)     3,394
1   Vanguard VIF Diversified Value
      Portfolio                                --            --     3,291   (1,701)     1,590
6   Vanguard VIF Diversified Value
      Portfolio                                --            --     1,325   (1,830)      (505)
1   Vanguard VIF Equity Income
      Portfolio                                --            --     1,552   (1,601)       (49)
6   Vanguard VIF Equity Income
      Portfolio                                --            --    18,061   (2,128)    15,933
6   Vanguard VIF Equity Index Portfolio        --            --    16,454   (2,559)    13,895
6   Vanguard VIF Growth Portfolio              --            --       311     (554)      (243)
1   Vanguard VIF High Yield Bond
      Portfolio                                --            --     2,869   (2,140)       729
6   Vanguard VIF High Yield Bond
      Portfolio                                --            --    15,362     (935)    14,427
1   Vanguard VIF International
      Portfolio                                --            --       854   (1,937)    (1,083)
6   Vanguard VIF International
      Portfolio                                --            --    50,510   (2,288)    48,222
6   Vanguard VIF Mid-Cap Index
      Portfolio                                --            --     3,202   (1,128)     2,074
6   Vanguard VIF Money Market Portfolio        --            --   427,134 (430,003)    (2,869)
1   Vanguard VIF REIT Index Portfolio          --            --     1,523   (1,634)      (111)


                                   VA I - 42

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                     Accumulation
                                        Accumulation    Units     Annuity Units Annuity Units Net Increase
Sub-accounts                            Units Issued   Redeemed      Issued       Redeemed     (Decrease)
------------                            ------------ ------------ ------------- ------------- ------------
6   Vanguard VIF REIT Index Portfolio        --           --          8,629         (1,279)       7,350
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio             --           --          8,566         (1,352)       7,214
6   Vanguard VIF Small Company Growth
      Portfolio                              --           --          7,513           (891)       6,622
1   Vanguard VIF Total Bond Market
      Index Portfolio                        --           --          3,205         (1,657)       1,548
6   Vanguard VIF Total Bond Market
      Index Portfolio                        --           --          8,132         (3,070)       5,062
6   Vanguard VIF Total Stock Market
      Index Portfolio                        --           --         74,513        (11,178)      63,335
1   Vanguard Wellington Fund                 --           --            245         (1,070)        (825)
1   Vanguard Windsor Fund                    --           --            218           (238)         (20)

                                   VA I - 43

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                     Accumulation
                                        Accumulation    Units     Annuity Units Annuity Units Net Increase
Sub-accounts                            Units Issued   Redeemed      Issued       Redeemed     (Decrease)
------------                            ------------ ------------ ------------- ------------- ------------
2   AIM V.I. Capital Appreciation Fund
      - Series I                               --            (61)        --            --             (61)
3   AIM V.I. Capital Appreciation Fund
      - Series I                              695        (29,195)        37          (136)        (28,599)
2   AIM V.I. International Growth Fund
      - Series I                               --           (101)        --            --            (101)
3   AIM V.I. International Growth Fund
      - Series I                            8,620        (26,444)        --            --         (17,824)
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                              14,041       (273,035)       924          (673)       (258,743)
2   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                                   2        (13,011)        --            --         (13,009)
1   AllianceBernstein Global Bond
      Portfolio - Class A                 133,120       (122,872)       276          (364)         10,160
2   AllianceBernstein Global Bond
      Portfolio - Class A                   9,702         (9,682)        --            --              20
3   AllianceBernstein Global Bond
      Portfolio - Class A                      --             --         --            --              --
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A       55,300        (89,917)         4          (217)        (34,830)
2   AllianceBernstein Global Dollar
      Government Portfolio - Class A          815         (3,168)        --            --          (2,353)
1   AllianceBernstein Global
      Technology Portfolio - Class A        7,665     (1,005,768)     2,069        (2,700)       (998,734)
2   AllianceBernstein Global
      Technology Portfolio - Class A          175        (64,471)        --            --         (64,296)
3   AllianceBernstein Global
      Technology Portfolio - Class A          308        (25,286)        --            --         (24,978)
4   AllianceBernstein Global
      Technology Portfolio - Class B        3,169       (305,521)        --            --        (302,352)
5   AllianceBernstein Global
      Technology Portfolio - Class B        2,089        (11,803)        --            --          (9,714)
1   AllianceBernstein Growth and
      Income Portfolio - Class A            7,995     (1,118,190)       279        (2,911)     (1,112,827)
2   AllianceBernstein Growth and
      Income Portfolio - Class A               64        (43,411)        --            --         (43,347)
3   AllianceBernstein Growth and
      Income Portfolio - Class A            3,908       (135,939)        40          (221)       (132,212)
4   AllianceBernstein Growth and
      Income Portfolio - Class B           22,558       (725,829)        36          (160)       (703,395)
5   AllianceBernstein Growth and
      Income Portfolio - Class B              169        (26,236)        --            --         (26,067)
1   AllianceBernstein Growth Portfolio
      - Class A                             7,399       (755,106)       141        (2,047)       (749,613)
2   AllianceBernstein Growth Portfolio
      - Class A                                --        (37,611)        --            --         (37,611)
3   AllianceBernstein Growth Portfolio
      - Class A                               164        (80,792)        --            --         (80,628)
4   AllianceBernstein Growth Portfolio
      - Class B                            10,075       (254,788)        88           (10)       (244,635)
5   AllianceBernstein Growth Portfolio
      - Class B                               607         (6,467)        --            --          (5,860)
1   AllianceBernstein High Yield
      Portfolio - Class A                   5,932       (645,417)        --          (245)       (639,730)
2   AllianceBernstein High Yield
      Portfolio - Class A                      --        (36,081)        --            --         (36,081)
1   AllianceBernstein International
      Portfolio - Class A                 314,626       (378,689)     2,234        (1,262)        (63,091)
2   AllianceBernstein International
      Portfolio - Class A                   3,677         (6,217)        --            --          (2,540)
1   AllianceBernstein International
      Value Portfolio - Class A           387,232       (252,404)        --            --         134,828
2   AllianceBernstein International
      Value Portfolio - Class A            28,869        (24,509)        --            --           4,360
1   AllianceBernstein Large Cap Growth
      Portfolio - Class A                  15,267     (1,148,876)     1,781        (3,685)     (1,135,513)
2   AllianceBernstein Large Cap Growth
      Portfolio - Class A                     183        (54,036)        --            --         (53,853)
3   AllianceBernstein Large Cap Growth
      Portfolio - Class A                     599        (10,963)        36          (183)        (10,511)
4   AllianceBernstein Large Cap Growth
      Portfolio - Class B                  17,808       (402,393)         9           (37)       (384,613)
5   AllianceBernstein Large Cap Growth
      Portfolio - Class B                      37        (14,489)        --            --         (14,452)
1   AllianceBernstein Money Market
      Portfolio - Class A                 587,269       (963,307)        16          (505)       (376,527)
2   AllianceBernstein Money Market
      Portfolio - Class A                   3,623         (5,926)        --            --          (2,303)
4   AllianceBernstein Money Market
      Portfolio - Class B                 414,674       (396,256)        --            --          18,418
5   AllianceBernstein Money Market
      Portfolio - Class B                      --         (7,484)        --            --          (7,484)
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A        1,875       (428,913)       162          (733)       (427,609)
2   AllianceBernstein Real Estate
      Investment Portfolio - Class A        1,482        (27,394)        --            --         (25,912)
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A                  12,685       (647,918)       653        (1,956)       (636,536)
2   AllianceBernstein Small Cap Growth
      Portfolio - Class A                      --        (30,865)        --            --         (30,865)
3   AllianceBernstein Small Cap Growth
      Portfolio - Class A                      75         (6,816)        --            --          (6,741)
1   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A            27,546       (377,789)        --            --        (350,243)
2   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A             7,758        (23,636)        --            --         (15,878)
1   AllianceBernstein Total Return
      Portfolio - Class A                  81,065       (907,391)       263        (1,619)       (827,682)
2   AllianceBernstein Total Return
      Portfolio - Class A                     138        (35,051)        --            --         (34,913)
3   AllianceBernstein Total Return
      Portfolio - Class A                      68        (18,869)        --            --         (18,801)


                                   VA I - 44

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                     Accumulation Annuity Annuity
                                        Accumulation    Units      Units   Units   Net Increase
Sub-accounts                            Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                            ------------ ------------ ------- -------- ------------
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                   7,778     (1,088,689)  1,797   (1,680)  (1,080,794)
2   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                  50,894        (99,906)     --       --      (49,012)
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                  10,455        (13,764)     --       --       (3,309)
5   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                      --         (4,165)     --       --       (4,165)
1   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B    37,418        (23,888)  2,523     (241)      15,812
2   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B        --         (1,744)     --       --       (1,744)
1   AllianceBernstein Utility Income
      Portfolio - Class A                 120,767       (279,349)    792     (154)    (157,944)
2   AllianceBernstein Utility Income
      Portfolio - Class A                   9,442         (7,059)     --       --        2,383
4   AllianceBernstein Value Portfolio
      - Class B                            40,639       (704,758)     --       --     (664,119)
5   AllianceBernstein Value Portfolio
      - Class B                            14,598        (39,028)     --       --      (24,430)
1   AllianceBernstein Worldwide
      Privatization Portfolio - Class A    99,284       (196,586)     64   (1,443)     (98,681)
2   AllianceBernstein Worldwide
      Privatization Portfolio - Class A     8,554         (9,967)     --       --       (1,413)
7   Delaware VIP Balanced Series -
      Standard class                           --         (3,857)     --       --       (3,857)
7   Delaware VIP Capital Reserves
      Series - Standard class                  --             (4)     --       --           (4)
7   Delaware VIP Capital Reserves
      Series - Standard class                  --         (2,937)     --       --       (2,937)
7   Delaware VIP Cash Reserves Series
      - Standard class                         --             --      --       --           --
7   Delaware VIP Cash Reserves Series
      - Standard class                         --        (11,006)     --       --      (11,006)
7   Delaware VIP Growth Opportunities
      Series - Standard class                  --           (159)     --       --         (159)
7   Delaware VIP Growth Opportunities
      Series - Standard class                  --        (10,671)     --       --      (10,671)
7   Delaware VIP High Yield Series -
      Standard class                           --             (2)     --       --           (2)
7   Delaware VIP High Yield Series -
      Standard class                           --         (1,237)     --       --       (1,237)
7   Delaware VIP Value Series -
      Standard class                           --         (1,063)     --       --       (1,063)
7   Delaware VIP Value Series -
      Standard class                           --         (9,742)      7     (137)      (9,872)
2   Dreyfus Stock Index Fund, Inc. -
      Initial shares                           --             --      --       --           --
3   Dreyfus Stock Index Fund, Inc. -
      Initial shares                        1,319        (94,261)    210     (325)     (93,057)
2   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares               --             --      --       --           --
3   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares               34        (35,122)     --       --      (35,088)
3   Fidelity VIP Asset Manager
      Portfolio - Initial Class               694        (91,494)     28     (168)     (90,940)
2   Fidelity VIP Contrafund Portfolio
      - Initial Class                          --             (3)     --       --           (3)
3   Fidelity VIP Contrafund Portfolio
      - Initial Class                       9,081        (35,530)     38     (130)     (26,541)
2   Fidelity VIP Growth Portfolio -
      Initial Class                            --             (1)     --       --           (1)
3   Fidelity VIP Growth Portfolio -
      Initial Class                           781       (119,035)    184     (224)    (118,294)
2   Fidelity VIP High Income Portfolio
      - Initial Class                          --             --      --       --           --
3   Fidelity VIP High Income Portfolio
      - Initial Class                         194        (42,777)     --       --      (42,583)
3   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class             5,678        (60,310)     54     (380)     (54,958)
3   Fidelity VIP Money Market
      Portfolio - Initial Class             2,468        (86,711)     --       --      (84,243)
3   Fidelity VIP Overseas Portfolio -
      Initial Class                           129         (6,560)     --       --       (6,431)
1   Mercury Basic Value V.I. Fund -
      Class I                                  35        (98,897)     10      (49)     (98,901)
2   Mercury Basic Value V.I. Fund -
      Class I                                  --        (20,423)     --       --      (20,423)
1   Mercury Core Bond V.I. Fund -
      Class I                                 144        (15,985)     --       --      (15,841)
2   Mercury Core Bond V.I. Fund -
      Class I                                  --             (3)     --       --           (3)
1   Mercury Domestic Money Market V.I.
      Fund - Class I                       40,440        (65,325)     --       --      (24,885)
2   Mercury Domestic Money Market V.I.
      Fund - Class I                        3,423             (4)     --       --        3,419
1   Mercury Global Allocation V.I.
      Fund - Class I                       21,179        (15,992)     --       --        5,187
2   Mercury Global Allocation V.I.
      Fund - Class I                           --         (2,618)     --       --       (2,618)
1   Mercury Global Growth V.I. Fund -
      Class I                               6,436        (34,791)     --       --      (28,355)
2   Mercury Global Growth V.I. Fund -
      Class I                                  --            (60)     --       --          (60)


                                   VA I - 45

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                     Accumulation
                                        Accumulation    Units     Annuity Units Annuity Units Net Increase
Sub-accounts                            Units Issued   Redeemed      Issued       Redeemed     (Decrease)
------------                            ------------ ------------ ------------- ------------- ------------
1   Mercury High Current Income V.I.
      Fund - Class I                           --       (32,159)          --            --       (32,159)
2   Mercury High Current Income V.I.
      Fund - Class I                        2,258        (3,419)          --            --        (1,161)
1   Mercury International Value V.I.
      Fund - Class I                       18,903       (23,563)          --            --        (4,660)
2   Mercury International Value V.I.
      Fund - Class I                           --        (1,261)          --            --        (1,261)
1   Mercury Large Cap Core V.I. Fund -
      Class I                                  28       (13,599)          12           (53)      (13,612)
2   Mercury Large Cap Core V.I. Fund -
      Class I                                 122            (8)          --            --           114
1   Mercury Large Cap Growth V.I. Fund
      - Class I                             1,814       (17,939)          --            --       (16,125)
1   Mercury Utilities and
      Telecommunications V.I. Fund -
      Class I                               2,286        (2,015)          --            --           271
2   Mercury Utilities and
      Telecommunications V.I. Fund -
      Class I                               4,278        (1,951)          --            --         2,327
1   Mercury Value Opportunities V.I.
      Fund - Class I                        3,849       (28,625)          --            --       (24,776)
2   Mercury Value Opportunities V.I.
      Fund - Class I                           --        (3,941)          --            --        (3,941)
1   UBS U.S. Allocation Portfolio             523      (194,779)          37          (401)     (194,620)
2   UBS U.S. Allocation Portfolio              --       (18,424)          --            --       (18,424)
1   UIF Core Plus Fixed Income
      Portfolio - Class I                      --            --           --          (231)         (231)
1   UIF Equity Growth Portfolio -
      Class I                                  --            --           --          (232)         (232)
1   UIF Technology Portfolio - Class I         --            --           --          (115)         (115)
1   UIF Value Portfolio - Class I              --            --           --            --            --
3   Van Eck Worldwide Emerging Markets
      Fund                                 10,018        (5,939)          --            --         4,079
3   Van Eck Worldwide Hard Assets Fund     12,818        (5,795)          --            --         7,023
1   Vanguard 500 Index Fund                    --            --        1,793          (111)        1,682
6   Vanguard Dividend Growth Fund              --            --        2,068           (54)        2,014
6   Vanguard GNMA Fund                         --            --           --        (1,794)       (1,794)
6   Vanguard Health Care Fund                  --            --           --          (921)         (921)
6   Vanguard Inflation-Protected
      Securities Fund                          --            --       11,129          (900)       10,229
1   Vanguard LifeStrategy Conservative
      Growth Fund                              --            --           --          (249)         (249)
1   Vanguard LifeStrategy Growth Fund          --            --           --          (100)         (100)
6   Vanguard LifeStrategy Growth Fund          --            --        2,968          (649)        2,319
1   Vanguard LifeStrategy Income Fund          --            --           --          (225)         (225)
6   Vanguard LifeStrategy Income Fund          --            --        3,193          (894)        2,299
1   Vanguard LifeStrategy Moderate
      Growth Fund                              --            --       38,093        (2,415)       35,678
6   Vanguard LifeStrategy Moderate
      Growth Fund                              --            --           --        (1,752)       (1,752)
1   Vanguard Prime Money Market Fund           --            --           --           (39)          (39)
1   Vanguard PRIMECAP Fund                     --            --           --           (21)          (21)
1   Vanguard Small-Cap Growth Index
      Fund                                     --            --        1,423           (40)        1,383
1   Vanguard Small-Cap Value Index Fund        --            --        1,501           (42)        1,459
1   Vanguard Total Bond Market Index
      Fund                                     --            --           --           (69)          (69)
6   Vanguard Total International Stock
      Index Fund                               --            --           --        (2,205)       (2,205)
1   Vanguard U.S. Growth Fund                  --            --           --           (41)          (41)
6   Vanguard VIF Balanced Portfolio            --            --      126,186       (11,998)      114,188
6   Vanguard VIF Capital Growth
      Portfolio                                --            --        3,375          (266)        3,109
6   Vanguard VIF Diversified Value
      Portfolio                                --            --       12,997        (1,352)       11,645
1   Vanguard VIF Equity Income
      Portfolio                                --            --            4           (57)          (53)
6   Vanguard VIF Equity Income
      Portfolio                                --            --        8,845        (1,125)        7,720
6   Vanguard VIF Equity Index Portfolio        --            --        8,178          (801)        7,377
6   Vanguard VIF Growth Portfolio              --            --        3,764          (115)        3,649
1   Vanguard VIF High Yield Bond
      Portfolio                                --            --       11,676          (737)       10,939
6   Vanguard VIF High Yield Bond
      Portfolio                                --            --        3,569          (183)        3,386


                                   VA I - 46

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                     Accumulation Annuity Annuity      Net
                                        Accumulation    Units      Units   Units     Increase
Sub-accounts                            Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                            ------------ ------------ ------- --------  ----------
1   Vanguard VIF International
      Portfolio                              --           --       10,549     (678)    9,871
6   Vanguard VIF International
      Portfolio                              --           --       15,254     (732)   14,522
6   Vanguard VIF Mid-Cap Index
      Portfolio                              --           --       13,203     (614)   12,589
1   Vanguard VIF Money Market Portfolio      --           --       86,445  (86,445)       --
6   Vanguard VIF Money Market Portfolio      --           --      342,431 (339,604)    2,827
1   Vanguard VIF REIT Index Portfolio        --           --            9     (124)     (115)
6   Vanguard VIF REIT Index Portfolio        --           --        8,882     (644)    8,238
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio             --           --        1,980     (573)    1,407
6   Vanguard VIF Small Company Growth
      Portfolio                              --           --        2,141     (485)    1,656
6   Vanguard VIF Total Bond Market
      Index Portfolio                        --           --       16,364   (2,350)   14,014
6   Vanguard VIF Total Stock Market
      Index Portfolio                        --           --       37,136   (7,715)   29,421
1   Vanguard Wellington Fund                 --           --       10,230     (670)    9,560
1   Vanguard Windsor Fund                    --           --           --      (20)      (20)

--------
Footnotes
1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and GIVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3   Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
6   Vanguard SPIA product.
7   Variable Annuity product.

                                   VA I - 47

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                  Unit                   Investment     Expense    Total
Sub-accounts                              Units   Value   Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ------------ ---------------- --------- ----------
2   AIM V.I. Capital Appreciation Fund
      - Series I                              988 $12.03 $     11,883       0.05%        1.45%      4.77%
3   AIM V.I. Capital Appreciation Fund
      - Series I                           67,530  12.08      815,867       0.05%        1.40%      4.83%
2   AIM V.I. International Growth Fund
      - Series I                              979  18.24       17,848       0.84%        1.45%     26.39%
3   AIM V.I. International Growth Fund
      - Series I                           57,277  18.32    1,049,315       0.84%        1.40%     26.46%
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                           1,454,005  21.75   31,617,925       6.83%        1.40%      1.88%
2   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                              16,837  21.64      364,415       7.07%        1.45%      1.82%
1   AllianceBernstein Balanced Shares
      Portfolio - Class A *             5,279,504  27.24  143,792,108       2.45%        1.40%     10.24%
2   AllianceBernstein Balanced Shares
      Portfolio - Class A *               137,405  27.11    3,724,756       2.55%        1.45%     10.18%
3   AllianceBernstein Balanced Shares
      Portfolio - Class A *                27,880  13.62      379,776       2.38%        1.40%     10.24%
1   AllianceBernstein Global Bond
      Portfolio - Class A                 802,706  17.63   14,148,021       1.52%        1.40%      3.51%
2   AllianceBernstein Global Bond
      Portfolio - Class A                  22,623  17.54      396,871       1.75%        1.45%      3.46%
3   AllianceBernstein Global Bond
      Portfolio - Class A                      62  13.23          825       1.60%        1.40%      3.51%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A      566,140  36.31   20,555,661       5.76%        1.40%      8.48%
2   AllianceBernstein Global Dollar
      Government Portfolio - Class A       14,343  36.14      518,325       5.66%        1.45%      8.43%
1   AllianceBernstein Global
      Technology Portfolio - Class A    2,493,296  17.01   42,420,930       0.00%        1.40%      7.13%
2   AllianceBernstein Global
      Technology Portfolio - Class A      110,169  16.93    1,865,609       0.00%        1.45%      7.08%
3   AllianceBernstein Global
      Technology Portfolio - Class A       26,498  16.46      436,288       0.00%        1.40%      7.13%
4   AllianceBernstein Global
      Technology Portfolio - Class B    1,144,861  16.74   19,170,499       0.00%        1.40%      6.88%
5   AllianceBernstein Global
      Technology Portfolio - Class B       77,409  16.67    1,290,106       0.00%        1.45%      6.83%
1   AllianceBernstein Growth and
      Income Portfolio - Class A        3,763,378  46.63  175,485,398       1.40%        1.40%     15.66%
2   AllianceBernstein Growth and
      Income Portfolio - Class A          135,669  46.41    6,296,484       1.38%        1.45%     15.60%
3   AllianceBernstein Growth and
      Income Portfolio - Class A          114,368  28.92    3,307,922       1.44%        1.40%     15.66%
4   AllianceBernstein Growth and
      Income Portfolio - Class B        3,889,884  45.78  178,063,243       1.13%        1.40%     15.36%
5   AllianceBernstein Growth and
      Income Portfolio - Class B          100,315  45.56    4,570,443       1.12%        1.45%     15.30%
1   AllianceBernstein Growth Portfolio
      - Class A                         2,306,064  26.99   62,247,748       0.00%        1.40%     -2.45%
2   AllianceBernstein Growth Portfolio
      - Class A                            73,789  26.87    1,982,439       0.00%        1.45%     -2.49%
3   AllianceBernstein Growth Portfolio
      - Class A                            66,554  18.66    1,241,944       0.00%        1.40%     -2.45%
4   AllianceBernstein Growth Portfolio
      - Class B                         1,626,265  26.50   43,095,678       0.00%        1.40%     -2.61%
5   AllianceBernstein Growth Portfolio
      - Class B                            57,799  26.38    1,524,471       0.00%        1.45%     -2.66%
1   AllianceBernstein High Yield
      Portfolio - Class A               2,324,942  11.85   27,549,052       8.66%        1.40%      7.54%
2   AllianceBernstein High Yield
      Portfolio - Class A                  92,272  11.79    1,088,343       7.88%        1.45%      7.49%
1   AllianceBernstein International
      Growth Portfolio - Class A *      1,194,280  36.34   43,397,843       0.90%        1.40%     25.28%
2   AllianceBernstein International
      Growth Portfolio - Class A *         51,987  36.17    1,880,216       0.89%        1.45%     25.22%
1   AllianceBernstein International
      Research Growth Portfolio -
      Class A *                         2,501,502  21.47   53,710,897       0.41%        1.40%     24.70%
2   AllianceBernstein International
      Research Growth Portfolio -
      Class A *                           105,524  21.37    2,255,107       0.42%        1.45%     24.64%
1   AllianceBernstein International
      Value Portfolio - Class A         2,320,037  24.72   57,357,239       1.34%        1.40%     33.56%
2   AllianceBernstein International
      Value Portfolio - Class A            80,632  24.65    1,987,789       1.37%        1.45%     33.49%
1   AllianceBernstein Large Cap Growth
      Portfolio - Class A               3,610,245  29.57  106,759,154       0.00%        1.40%     -1.83%
2   AllianceBernstein Large Cap Growth
      Portfolio - Class A                 159,595  29.43    4,697,244       0.00%        1.45%     -1.87%
3   AllianceBernstein Large Cap Growth
      Portfolio - Class A                  16,085  13.34      214,551       0.00%        1.40%     -1.83%
4   AllianceBernstein Large Cap Growth
      Portfolio - Class B               2,178,294  29.09   63,358,074       0.00%        1.40%     -2.02%
5   AllianceBernstein Large Cap Growth
      Portfolio - Class B                  66,179  28.95    1,915,832       0.00%        1.45%     -2.07%
1   AllianceBernstein Money Market
      Portfolio - Class A               1,343,591  13.19   17,727,719       4.89%        1.40%      2.77%
2   AllianceBernstein Money Market
      Portfolio - Class A                  33,045  13.13      433,953       5.02%        1.45%      2.72%
4   AllianceBernstein Money Market
      Portfolio - Class B               1,041,839  12.95   13,491,667       4.05%        1.40%      2.52%
5   AllianceBernstein Money Market
      Portfolio - Class B                  52,337  12.89      674,571       3.03%        1.45%      2.47%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A    1,420,880  33.85   48,100,426       1.99%        1.40%     33.35%
2   AllianceBernstein Real Estate
      Investment Portfolio - Class A       62,269  33.69    2,098,075       1.93%        1.45%     33.29%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A               2,932,427  13.55   39,727,655       0.00%        1.40%      9.15%


                                   VA I - 48

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                                            Investment     Expense    Total
Sub-accounts                              Units   Unit Value Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ---------- ----------- ---------------- --------- ----------
2   AllianceBernstein Small Cap Growth
      Portfolio - Class A                 110,178   $13.48   $ 1,485,647       0.00%        1.45%      9.10%
3   AllianceBernstein Small Cap Growth
      Portfolio - Class A                   6,321    13.17        83,227       0.00%        1.40%      9.15%
1   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A         2,692,681    19.97    53,781,113       0.42%        1.40%     12.83%
2   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A            82,449    19.92     1,642,108       0.42%        1.45%     12.78%
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A               3,688,591    16.48    60,792,990       3.97%        1.40%      2.49%
2   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                  84,144    16.40     1,380,285       4.07%        1.45%      2.44%
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                 169,719    16.16     2,743,447       3.86%        1.40%      2.15%
5   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                   4,723    16.09        75,984       3.94%        1.45%      2.10%
1   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B   217,778    13.76     2,996,290       0.00%        1.40%      8.33%
2   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B     7,098    13.73        97,489       0.00%        1.45%      8.28%
1   AllianceBernstein Utility Income
      Portfolio - Class A               1,629,794    29.27    47,707,964       2.46%        1.40%     22.05%
2   AllianceBernstein Utility Income
      Portfolio - Class A                  51,069    29.13     1,487,884       2.35%        1.45%     21.99%
4   AllianceBernstein Value Portfolio
      - Class B                         4,968,785    15.06    74,811,220       0.92%        1.40%     19.35%
5   AllianceBernstein Value Portfolio
      - Class B                           129,544    15.01     1,944,938       0.97%        1.45%     19.29%
1   BlackRock Basic Value V.I. Fund -
      Class I *                           285,829    20.68     5,909,515       1.53%        1.40%     20.18%
2   BlackRock Basic Value V.I. Fund -
      Class I *                            22,598    20.58       465,091       1.52%        1.45%     20.12%
1   BlackRock Bond V.I. Fund - Class I
      *                                    18,147    13.97       253,563       4.59%        1.40%      2.95%
2   BlackRock Bond V.I. Fund - Class I
      *                                     3,299    13.91        45,879       4.59%        1.45%      2.89%
1   BlackRock Money Market V.I. Fund -
      Class I *                            33,362    11.93       398,024       3.83%        1.40%      3.08%
2   BlackRock Money Market V.I. Fund -
      Class I *                             3,613    11.88        42,912       4.43%        1.45%      3.03%
1   BlackRock Global Allocation V.I.
      Fund - Class I *                    109,130    17.47     1,906,769       2.99%        1.40%     14.92%
2   BlackRock Global Allocation V.I.
      Fund - Class I *                      8,881    17.39       154,465       3.04%        1.45%     14.86%
1   BlackRock Global Growth V.I. Fund
      - Class I *                          53,350    12.03       641,644       0.90%        1.40%     20.32%
2   BlackRock Global Growth V.I. Fund
      - Class I *                             673    11.98         8,060       0.94%        1.45%     20.26%
1   BlackRock High Income V.I. Fund -
      Class I *                            30,485    13.58       413,990       7.23%        1.40%      7.93%
2   BlackRock High Income V.I. Fund -
      Class I *                               560    13.52         7,570       7.46%        1.45%      7.88%
1   BlackRock International Value V.I.
      Fund - Class I *                    118,648    19.52     2,315,708       3.27%        1.40%     26.14%
2   BlackRock International Value V.I.
      Fund - Class I *                      9,490    19.44       184,513       3.79%        1.45%     26.07%
1   BlackRock Large Cap Core V.I. Fund
      - Class I *                         101,424    18.77     1,903,644       0.93%        1.40%     13.15%
2   BlackRock Large Cap Core V.I. Fund
      - Class I *                           2,692    18.68        50,301       0.83%        1.45%     13.10%
1   BlackRock Large Cap Growth V.I.
      Fund - Class I *                     86,564    10.87       940,900       0.29%        1.40%      5.72%
1   BlackRock Utilities and
      Telecommunications V.I. Fund -
      Class I *                            26,889    20.39       548,372       2.95%        1.40%     23.50%
2   BlackRock Utilities and
      Telecommunications V.I. Fund -
      Class I *                             2,353    20.30        47,768       2.88%        1.45%     23.44%
1   BlackRock Value Opportunities V.I.
      Fund - Class I *                     80,347    24.34     1,955,910       0.26%        1.40%     11.25%
2   BlackRock Value Opportunities V.I.
      Fund - Class I *                     12,733    24.23       308,558       0.27%        1.45%     11.20%
7   Delaware VIP Balanced Series -
      Standard class                       27,077    33.76       914,165       2.90%        1.25%     14.76%
7   Delaware VIP Capital Reserves
      Series - Standard class               6,685    23.22       155,253       4.81%        1.25%      3.27%
7   Delaware VIP Cash Reserve Series -
      Standard class                           --    13.77            --       0.00%        1.40%      3.04%
7   Delaware VIP Cash Reserve Series -
      Standard class                       14,676    17.04       250,090       4.09%        1.25%      3.19%
7   Delaware VIP Growth Opportunities
      Series - Standard class               6,557    31.79       208,440       0.00%        1.40%      4.88%
7   Delaware VIP Growth Opportunities
      Series - Standard class              21,524    35.87       771,976       0.00%        1.25%      5.04%
7   Delaware VIP High Yield Series -
      Standard class                          668    19.36        12,932       6.56%        1.40%     10.89%
7   Delaware VIP High Yield Series -
      Standard class                       17,069    27.57       470,674       6.56%        1.25%     11.06%
7   Delaware VIP Value Series -
      Standard class                        4,750    39.74       188,739       1.53%        1.40%     22.38%
7   Delaware VIP Value Series -
      Standard class                       95,378    47.26     4,507,090       1.56%        1.25%     22.56%
2   Dreyfus Stock Index Fund, Inc. -
      Initial shares                          814    22.18        18,045       1.64%        1.45%     13.84%
3   Dreyfus Stock Index Fund, Inc. -
      Initial shares                      236,115    22.28     5,260,980       1.59%        1.40%     13.90%


                                   VA I - 49

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                Unit                  Investment     Expense    Total
Sub-accounts                             Units  Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ------ ----------- ---------------- --------- ----------
2   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares          1,040 $15.68 $    16,300       0.00%        1.45%      9.37%
3   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares         51,843  15.75     816,500       0.00%        1.40%      9.43%
3   Fidelity VIP Asset Manager
      Portfolio - Initial Class         244,885  17.42   4,266,167       3.01%        1.40%      5.83%
2   Fidelity VIP Contrafund Portfolio
      - Initial Class                       122  20.72       2,525       1.26%        1.45%     10.11%
3   Fidelity VIP Contrafund Portfolio
      - Initial Class                   136,208  20.82   2,835,385       1.26%        1.40%     10.17%
2   Fidelity VIP Growth Portfolio -
      Initial Class                          77  17.80       1,369       0.43%        1.45%      5.32%
3   Fidelity VIP Growth Portfolio -
      Initial Class                     182,120  17.88   3,256,932       0.43%        1.40%      5.37%
2   Fidelity VIP High Income Portfolio
      - Initial Class                     1,168  12.95      15,136       6.68%        1.45%      9.64%
3   Fidelity VIP High Income Portfolio
      - Initial Class                    54,868  13.01     714,094       6.68%        1.40%      9.69%
3   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class          97,913  16.70   1,635,503       4.58%        1.40%      2.90%
3   Fidelity VIP Money Market
      Portfolio - Initial Class         165,231  13.02   2,151,019       4.70%        1.40%      3.42%
3   Fidelity VIP Overseas Portfolio -
      Initial Class                       9,596  19.55     187,622       0.97%        1.40%     16.44%
1   UBS U.S. Allocation Portfolio       747,396  17.64  13,187,756       2.74%        1.40%      9.75%
2   UBS U.S. Allocation Portfolio        84,240  17.57   1,480,229       3.09%        1.45%      9.69%
1   UIF Core Plus Fixed Income
      Portfolio - Class I                    --  12.08          --       0.00%        0.75%      2.96%
1   UIF Equity Growth Portfolio -
      Class I                                --  11.83          --       0.00%        0.75%      3.33%
1   UIF Technology Portfolio - Class I       --     --          --       0.00%        0.75%      4.77%
3   Van Eck Worldwide Emerging Markets
      Fund                               33,797  21.37     722,390       0.67%        1.40%     37.56%
2   Van Eck Worldwide Hard Assets Fund      252  23.81       6,007       0.00%        1.45%     -2.11%
3   Van Eck Worldwide Hard Assets Fund   28,179  23.92     674,000       0.07%        1.40%     22.77%
1   Vanguard 500 Index Fund               2,232  13.16      29,376       1.73%        0.75%     14.78%
6   Vanguard Dividend Growth Fund         1,909  15.08      28,795       1.89%        0.52%     18.96%
6   Vanguard GNMA Fund                    1,170  11.20      13,105       5.65%        0.52%      3.78%
6   Vanguard Health Care Fund             4,234  15.07      63,831       1.41%        0.52%     10.29%
6   Vanguard Inflation-Protected
      Securities Fund                    13,802  11.38     157,045       2.94%        0.52%     -0.09%
1   Vanguard International Growth Fund      723  18.18      13,143       4.03%        0.75%     10.63%
1   Vanguard LifeStrategy Conservative
      Growth Fund                         2,476  13.21      32,710       3.19%        0.75%      9.80%
1   Vanguard LifeStrategy Growth Fund       996  14.54      14,489       2.12%        0.75%     15.26%
6   Vanguard LifeStrategy Growth Fund    10,239  15.00     153,576       2.16%        0.52%     15.53%
1   Vanguard LifeStrategy Income Fund     1,333  12.56      16,748       3.87%        0.75%      7.13%
6   Vanguard LifeStrategy Income Fund    17,095  12.01     205,299       3.91%        0.52%      7.37%
1   Vanguard LifeStrategy Moderate
      Growth Fund                        33,191  13.95     463,121       2.71%        0.75%     12.46%
6   Vanguard LifeStrategy Moderate
      Growth Fund                        31,779  13.97     443,832       3.04%        0.52%     12.72%
1   Vanguard Prime Money Market Fund        416  10.76       4,477       4.78%        0.75%      4.10%
1   Vanguard PRIMECAP Fund                  217  14.52       3,144       0.61%        0.75%     11.48%
1   Vanguard Small-Cap Growth Index
      Fund                                1,268  15.58      19,750       0.29%        0.75%     11.11%
1   Vanguard Small-Cap Value Index Fund   1,887  15.40      29,051       2.16%        0.75%     18.36%
1   Vanguard Total Bond Market Index
      Fund                                  705  11.95       8,427       4.84%        0.75%      3.49%
6   Vanguard Total International Stock
      Index Fund                         15,348  20.02     307,249       2.34%        0.52%     25.98%
1   Vanguard U.S. Growth Fund               434  10.57       4,584       0.46%        0.75%      1.01%
6   Vanguard VIF Balanced Portfolio     313,608  14.57   4,568,050       2.15%        0.52%     14.37%
6   Vanguard VIF Capital Growth
      Portfolio                          11,822  15.03     177,719       0.56%        0.52%     11.05%
1   Vanguard VIF Diversified Value
      Portfolio                           1,590  14.17      22,533       0.00%        0.75%     13.80%
6   Vanguard VIF Diversified Value
      Portfolio                          24,806  17.09     423,933       1.61%        0.52%     18.26%
1   Vanguard VIF Equity Income
      Portfolio                           1,544  13.42      20,718       2.67%        0.75%     19.80%
6   Vanguard VIF Equity Income
      Portfolio                          38,422  15.71     603,508       1.87%        0.52%     20.07%
6   Vanguard VIF Equity Index Portfolio  29,863  14.43     430,794       1.65%        0.52%     15.11%
6   Vanguard VIF Growth Portfolio         4,700  12.83      60,284       0.42%        0.52%      1.39%
1   Vanguard VIF High Yield Bond
      Portfolio                          11,668  11.68     136,242       6.95%        0.75%      7.46%
6   Vanguard VIF High Yield Bond
      Portfolio                          19,323  12.45     240,659       4.94%        0.52%      7.71%
1   Vanguard VIF International
      Portfolio                           8,788  16.25     142,797       1.07%        0.75%     25.80%


                                   VA I - 50

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                                         Investment     Expense    Total
Sub-accounts                             Units  Unit Value Net Assets Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ---------- ---------- ---------------- --------- ----------
6   Vanguard VIF International
      Portfolio                          68,625   $19.46   $1,335,452       0.45%        0.52%     26.09%
6   Vanguard VIF Mid-Cap Index
      Portfolio                          19,094    16.98      324,199       0.97%        0.52%     13.16%
6   Vanguard VIF Money Market Portfolio     397    10.82        4,299      55.16%        0.52%      4.49%
1   Vanguard VIF REIT Index Portfolio     1,505    17.98       27,073       2.07%        0.75%     33.92%
6   Vanguard VIF REIT Index Portfolio    19,538    21.38      417,775       1.83%        0.52%     34.23%
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio         13,435    10.86      145,842       2.57%        0.52%      4.38%
6   Vanguard VIF Small Company Growth
      Portfolio                          12,166    14.15      172,093       0.22%        0.52%      9.64%
1   Vanguard VIF Total Bond Market
      Index Portfolio                     1,548    10.70       16,571       0.00%        0.75%      4.61%
6   Vanguard VIF Total Bond Market
      Index Portfolio                    38,527    11.11      428,209       3.87%        0.52%      3.77%
6   Vanguard VIF Total Stock Market
      Index Portfolio                   148,502    14.83    2,202,013       0.76%        0.52%     14.93%
1   Vanguard Wellington Fund              8,984    14.33      128,741       3.05%        0.75%     14.08%
1   Vanguard Windsor Fund                   215    14.51        3,121       1.48%        0.75%     18.46%

                                   VA I - 51

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                  Unit                   Investment     Expense    Total
Sub-accounts                              Units   Value   Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ------------ ---------------- --------- ----------
2   AIM V.I. Capital Appreciation Fund
      - Series I                              990 $11.48 $     11,364       0.05%        1.45%      7.27%
3   AIM V.I. Capital Appreciation Fund
      - Series I                           94,212  11.53    1,085,821       0.05%        1.40%      7.33%
2   AIM V.I. International Growth Fund
      - Series I                              980  14.43       14,139       0.60%        1.45%     16.24%
3   AIM V.I. International Growth Fund
      - Series I                           92,099  14.49    1,334,262       0.60%        1.40%     16.29%
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                           1,853,190  21.35   39,556,609       6.86%        1.40%      7.16%
2   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                              16,466  21.26      349,998       6.40%        1.45%      7.11%
1   AllianceBernstein Global Bond
      Portfolio - Class A                 909,967  17.03   15,494,005       9.39%        1.40%     -8.94%
2   AllianceBernstein Global Bond
      Portfolio - Class A                  31,182  16.96      528,704       7.55%        1.45%     -8.98%
3   AllianceBernstein Global Bond
      Portfolio - Class A                      63  12.78          801       9.06%        1.40%     -8.94%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A      593,367  33.47   19,859,233       5.90%        1.40%      8.10%
2   AllianceBernstein Global Dollar
      Government Portfolio - Class A       16,673  33.33      555,672       6.02%        1.45%      8.05%
1   AllianceBernstein Global
      Technology Portfolio - Class A *  3,430,602  15.88   54,482,738       0.00%        1.40%      2.42%
2   AllianceBernstein Global
      Technology Portfolio - Class A *    160,427  15.81    2,537,089       0.00%        1.45%      2.37%
3   AllianceBernstein Global
      Technology Portfolio - Class A *     43,634  15.37      670,610       0.00%        1.40%      2.42%
4   AllianceBernstein Global
      Technology Portfolio - Class B *  1,432,336  15.67   22,440,649       0.00%        1.40%      2.21%
5   AllianceBernstein Global
      Technology Portfolio - Class B *     96,636  15.60    1,507,640       0.00%        1.45%      2.16%
1   AllianceBernstein Growth and
      Income Portfolio - Class A        5,150,075  40.32  207,630,186       1.47%        1.40%      3.41%
2   AllianceBernstein Growth and
      Income Portfolio - Class A          176,457  40.15    7,084,149       1.54%        1.45%      3.36%
3   AllianceBernstein Growth and
      Income Portfolio - Class A          150,268  25.01    3,757,785       1.21%        1.40%      3.41%
4   AllianceBernstein Growth and
      Income Portfolio - Class B        4,526,504  39.68  179,612,690       1.25%        1.40%      3.15%
5   AllianceBernstein Growth and
      Income Portfolio - Class B          121,205  39.51    4,789,237       1.17%        1.45%      3.09%
1   AllianceBernstein Growth Portfolio
      - Class A                         3,103,702  27.67   85,879,047       0.00%        1.40%     10.42%
2   AllianceBernstein Growth Portfolio
      - Class A                           106,451  27.55    2,933,097       0.00%        1.45%     10.36%
3   AllianceBernstein Growth Portfolio
      - Class A                            82,954  19.13    1,586,802       0.00%        1.40%     10.42%
4   AllianceBernstein Growth Portfolio
      - Class B                         1,973,252  27.21   53,692,489       0.00%        1.40%     10.09%
5   AllianceBernstein Growth Portfolio
      - Class B                            58,380  27.10    1,581,843       0.00%        1.45%     10.03%
1   AllianceBernstein High Yield
      Portfolio - Class A               2,778,502  11.02   30,615,117       8.24%        1.40%      0.37%
2   AllianceBernstein High Yield
      Portfolio - Class A                  98,709  10.97    1,083,174       8.63%        1.45%      0.32%
1   AllianceBernstein International
      Portfolio - Class A               3,003,328  17.22   51,711,655       0.47%        1.40%     17.51%
2   AllianceBernstein International
      Portfolio - Class A                 108,724  17.15    1,864,157       0.49%        1.45%     17.45%
1   AllianceBernstein International
      Value Portfolio - Class A         2,217,641  18.51   41,050,514       0.58%        1.40%     15.17%
2   AllianceBernstein International
      Value Portfolio - Class A            79,189  18.47    1,462,443       0.65%        1.45%     15.11%
1   AllianceBernstein Large Cap Growth
      Portfolio - Class A *             4,752,800  30.12  143,159,333       0.00%        1.40%     13.55%
2   AllianceBernstein Large Cap Growth
      Portfolio - Class A *               219,121  29.99    6,572,420       0.00%        1.45%     13.49%
3   AllianceBernstein Large Cap Growth
      Portfolio - Class A *                23,778  13.59      323,059       0.00%        1.40%     13.55%
4   AllianceBernstein Large Cap Growth
      Portfolio - Class B *             2,474,671  29.69   73,461,562       0.00%        1.40%     13.25%
5   AllianceBernstein Large Cap Growth
      Portfolio - Class B *                82,045  29.56    2,425,298       0.00%        1.45%     13.19%
1   AllianceBernstein Money Market
      Portfolio - Class A               1,443,518  12.84   18,532,109       2.61%        1.40%      0.94%
2   AllianceBernstein Money Market
      Portfolio - Class A                  57,677  12.78      737,354       3.00%        1.45%      0.88%
4   AllianceBernstein Money Market
      Portfolio - Class B               1,249,080  12.63   15,778,165       2.07%        1.40%      0.68%
5   AllianceBernstein Money Market
      Portfolio - Class B                  21,657  12.58      272,422       1.82%        1.45%      0.63%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A    1,713,918  25.39   43,508,901       3.15%        1.40%     10.12%
2   AllianceBernstein Real Estate
      Investment Portfolio - Class A       75,964  25.28    1,920,292       3.08%        1.45%     10.07%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A               3,250,316  12.41   40,342,954       0.00%        1.40%      3.78%


                                   VA I - 52

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                                             Investment     Expense    Total
Sub-accounts                              Units   Unit Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ---------- ------------ ---------------- --------- ----------
2   AllianceBernstein Small Cap Growth
      Portfolio - Class A                 170,998   $12.36   $  2,113,508       0.00%        1.45%      3.73%
3   AllianceBernstein Small Cap Growth
      Portfolio - Class A                  16,380    12.06        197,594       0.00%        1.40%      3.78%
1   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A *       3,232,495    17.70     57,219,329       0.73%        1.40%      5.43%
2   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A *          96,342    17.66      1,701,403       0.77%        1.45%      5.38%
1   AllianceBernstein Total Return
      Portfolio - Class A               6,219,857    24.71    153,669,013       2.56%        1.40%      2.47%
2   AllianceBernstein Total Return
      Portfolio - Class A                 162,454    24.60      3,996,746       2.59%        1.45%      2.41%
3   AllianceBernstein Total Return
      Portfolio - Class A                  33,917    12.36        419,099       2.66%        1.40%      2.47%
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A               4,360,176    16.08     70,114,479       2.97%        1.40%      0.56%
2   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                 115,065    16.01      1,842,538       2.83%        1.45%      0.51%
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                 190,291    15.82      3,011,226       2.66%        1.40%      0.34%
5   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                   5,173    15.76         81,519       3.44%        1.45%      0.29%
1   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B   212,143    12.70      2,694,338       0.28%        1.40%      8.13%
2   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B     7,475    12.68         94,821       0.25%        1.45%      8.08%
1   AllianceBernstein Utility Income
      Portfolio - Class A               1,806,112    23.98     43,318,452       2.17%        1.40%     14.45%
2   AllianceBernstein Utility Income
      Portfolio - Class A                  60,567    23.88      1,446,570       2.47%        1.45%     14.39%
4   AllianceBernstein Value Portfolio
      - Class B                         5,697,258    12.62     71,870,996       1.23%        1.40%      4.02%
5   AllianceBernstein Value Portfolio
      - Class B                           148,703    12.59      1,871,516       1.14%        1.45%      3.97%
1   AllianceBernstein Worldwide
      Privatization Portfolio - Class A 1,306,320    29.01     37,890,962       0.43%        1.40%     19.16%
2   AllianceBernstein Worldwide
      Privatization Portfolio - Class A    68,361    28.88      1,974,541       0.46%        1.45%     19.10%
7   Delaware VIP Balanced Series -
      Standard class                       28,930    29.42        851,121       2.13%        1.25%      2.40%
7   Delaware VIP Capital Reserves
      Series - Standard class               8,624    22.49        193,940       4.12%        1.25%      0.54%
7   Delaware VIP Capital Reserves
      Series - Standard class                  --    16.80             --       6.68%        1.40%      0.39%
7   Delaware VIP Cash Reserves Series
      - Standard class                         --    13.36             --       0.00%        1.40%      1.29%
7   Delaware VIP Cash Reserves Series
      - Standard class                     17,880    16.51        295,264       2.30%        1.25%      1.44%
7   Delaware VIP Growth Opportunities
      Series - Standard class               6,627    30.31        200,850       0.00%        1.40%      9.86%
7   Delaware VIP Growth Opportunities
      Series - Standard class              23,737    34.15        810,526       0.00%        1.25%     10.02%
7   Delaware VIP High Yield Series -
      Standard class                          669    17.46         11,690       6.58%        1.40%      2.15%
7   Delaware VIP High Yield Series -
      Standard class                       18,271    24.83        453,661       6.69%        1.25%      2.30%
7   Delaware VIP Value Series -
      Standard class                        4,750    32.47        154,241       1.87%        1.40%      4.56%
7   Delaware VIP Value Series -
      Standard class                      106,740    38.56      4,115,427       1.74%        1.25%      4.71%
2   Dreyfus Stock Index Fund, Inc. -
      Initial shares                          814    19.48         15,851       1.60%        1.45%      3.19%
3   Dreyfus Stock Index Fund, Inc. -
      Initial shares                      346,198    19.56      6,772,627       1.54%        1.40%      3.24%
2   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares            1,040    14.33         14,903       0.00%        1.45%     -0.54%
3   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares          105,839    14.39      1,523,276       0.00%        1.40%     -0.49%
3   Fidelity VIP Asset Manager
      Portfolio - Initial Class           343,752    16.46      5,658,685       2.84%        1.40%      2.60%
2   Fidelity VIP Contrafund Portfolio
      - Initial Class                         427    18.82          8,039       0.29%        1.45%     15.26%
3   Fidelity VIP Contrafund Portfolio
      - Initial Class                     196,314    18.90      3,709,418       0.29%        1.40%     15.32%
2   Fidelity VIP Growth Portfolio -
      Initial Class                            77    16.90          1,306       0.53%        1.45%      4.28%
3   Fidelity VIP Growth Portfolio -
      Initial Class                       250,705    16.97      4,255,031       0.53%        1.40%      4.33%
2   Fidelity VIP High Income Portfolio
      - Initial Class                       1,168    11.81         13,805      14.91%        1.45%      1.23%
3   Fidelity VIP High Income Portfolio
      - Initial Class                      98,552    11.86      1,169,260      14.91%        1.40%      1.28%


                                   VA I - 53

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                Unit                  Investment     Expense    Total
Sub-accounts                             Units  Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ------ ----------- ---------------- --------- ----------
3   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class         154,340 $16.23 $ 2,505,319       3.94%        1.40%      0.77%
3   Fidelity VIP Money Market
      Portfolio - Initial Class         165,921  12.59   2,088,573       2.78%        1.40%      1.60%
3   Fidelity VIP Overseas Portfolio -
      Initial Class                      13,573  16.79     227,914       0.71%        1.40%     17.40%
1   Mercury Basic Value V.I. Fund -
      Class I *                         344,465  17.20   5,926,198       1.20%        1.40%      1.51%
2   Mercury Basic Value V.I. Fund -
      Class I *                          27,874  17.13     477,597       1.00%        1.45%      1.46%
1   Mercury Core Bond V.I. Fund -
      Class I *                          18,369  13.57     249,321       5.12%        1.40%      0.60%
2   Mercury Core Bond V.I. Fund -
      Class I *                           3,302  13.52      44,633       4.95%        1.45%      0.55%
1   Mercury Domestic Money Market V.I.
      Fund - Class I *                   26,678  11.57     308,767       2.69%        1.40%      1.27%
2   Mercury Domestic Money Market V.I.
      Fund - Class I *                    3,620  11.53      41,725       2.00%        1.45%      1.22%
1   Mercury Global Allocation V.I.
      Fund - Class I *                   91,040  15.20   1,384,223       2.55%        1.40%      8.98%
2   Mercury Global Allocation V.I.
      Fund - Class I *                    7,075  15.14     107,135       2.27%        1.45%      8.93%
1   Mercury Global Growth V.I. Fund -
      Class I *                          62,562  10.00     625,364       0.99%        1.40%     13.47%
2   Mercury Global Growth V.I. Fund -
      Class I *                             727   9.96       7,245       1.16%        1.45%     13.42%
1   Mercury High Current Income V.I.
      Fund - Class I *                   37,243  12.58     468,597       8.83%        1.40%      0.13%
2   Mercury High Current Income V.I.
      Fund - Class I *                      605  12.53       7,585      16.58%        1.45%      0.08%
1   Mercury International Value V.I.
      Fund - Class I *                  140,781  15.47   2,178,364       2.74%        1.40%     10.13%
2   Mercury International Value V.I.
      Fund - Class I *                    7,508  15.42     115,795       2.61%        1.45%     10.08%
1   Mercury Large Cap Core V.I. Fund -
      Class I *                         106,450  16.59   1,765,715       0.61%        1.40%     11.63%
2   Mercury Large Cap Core V.I. Fund -
      Class I *                           3,534  16.52      58,376       0.66%        1.45%     11.57%
1   Mercury Large Cap Growth V.I. Fund
      - Class I *                        83,509  10.28     858,545       0.17%        1.40%      9.11%
1   Mercury Utilities and
      Telecommunications V.I. Fund -
      Class I *                          30,504  16.51     503,728       2.65%        1.40%     12.55%
2   Mercury Utilities and
      Telecommunications V.I. Fund -
      Class I *                           2,363  16.45      38,861       4.19%        1.45%     12.50%
1   Mercury Value Opportunities V.I.
      Fund - Class I *                  102,905  21.88   2,251,650       0.25%        1.40%      8.85%
2   Mercury Value Opportunities V.I.
      Fund - Class I *                   15,009  21.79     327,083       0.24%        1.45%      8.80%
1   UBS U.S. Allocation Portfolio       906,556  16.08  14,575,620       1.60%        1.40%      5.31%
2   UBS U.S. Allocation Portfolio       118,516  16.02   1,898,519       1.59%        1.45%      5.26%
1   UIF Core Plus Fixed Income
      Portfolio - Class I                 3,047  11.73      35,744       3.58%        0.75%      3.44%
1   UIF Equity Growth Portfolio -
      Class I                             3,066  11.44      35,091       0.47%        0.75%     14.85%
1   UIF Technology Portfolio - Class I    1,520   8.03      12,209       0.00%        0.75%     -1.02%
1   UIF Value Portfolio - Class I            --  13.40          --       0.00%        0.75%      3.78%
3   Van Eck Worldwide Emerging Markets
      Fund                               46,816  15.54     727,449       0.72%        1.40%     30.17%
3   Van Eck Worldwide Hard Assets Fund   34,998  19.48     681,860       0.27%        1.40%     49.57%
1   Vanguard 500 Index Fund               2,435  11.47      27,921       1.87%        0.75%      3.99%
6   Vanguard Dividend Growth Fund         2,014  12.68      25,533       1.91%        0.52%      3.70%
6   Vanguard GNMA Fund                    1,358  10.79      14,654       5.11%        0.52%      2.80%
6   Vanguard Health Care Fund             4,777  13.67      65,294       1.07%        0.52%     14.81%
6   Vanguard Inflation-Protected
      Securities Fund                    12,379  11.39     140,980       9.38%        0.52%      2.06%
1   Vanguard LifeStrategy Conservative
      Growth Fund                         2,712  12.03      32,643       2.81%        0.75%      3.68%
1   Vanguard LifeStrategy Growth Fund     1,092  12.62      13,773       1.94%        0.75%      6.09%
6   Vanguard LifeStrategy Growth Fund     9,068  12.98     117,725       2.30%        0.52%      6.33%
1   Vanguard LifeStrategy Income Fund     1,546  11.73      18,135       3.42%        0.75%      2.46%
6   Vanguard LifeStrategy Income Fund    14,069  11.18     157,357       3.50%        0.52%      2.70%
1   Vanguard LifeStrategy Moderate
      Growth Fund                        35,678  12.41     442,657       4.88%        0.75%      4.90%


                                   VA I - 54

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                           Unit                 Investment     Expense    Total
Sub-accounts                        Units  Value  Net Assets Income Ratio (a) Ratio (b) Return (c)
------------                       ------- ------ ---------- ---------------- --------- ----------
6   Vanguard LifeStrategy
      Moderate Growth Fund          23,059 $12.39 $  285,701       2.41%        0.52%      5.14%
1   Vanguard Prime Money Market
      Fund                             454  10.34      4,689       2.96%        0.75%      2.24%
1   Vanguard PRIMECAP Fund             236  13.02      3,075       0.57%        0.75%      7.69%
1   Vanguard Small-Cap Growth
      Index Fund                     1,383  14.02     19,396       0.49%        0.75%      7.83%
1   Vanguard Small-Cap Value
      Index Fund                     1,459  13.01     18,989       3.54%        0.75%      5.28%
1   Vanguard Total Bond Market
      Index Fund                       771  11.54      8,898       4.43%        0.75%      1.63%
6   Vanguard Total International
      Stock Index Fund              17,451  15.89    277,301       2.04%        0.52%     14.97%
1   Vanguard U.S. Growth Fund          473  10.47      4,948       0.20%        0.75%     10.33%
6   Vanguard VIF Balanced
      Portfolio                    268,437  12.74  3,418,895       1.90%        0.52%      6.28%
6   Vanguard VIF Capital Growth
      Portfolio                      8,428  13.54    114,085       0.45%        0.52%      7.12%
6   Vanguard VIF Diversified
      Value Portfolio               25,311  14.45    365,768       1.26%        0.52%      7.06%
1   Vanguard VIF Equity Income
      Portfolio                      1,593  11.20     17,851       2.45%        0.75%      3.36%
6   Vanguard VIF Equity Income
      Portfolio                     22,489  13.08    294,186       1.89%        0.52%      3.60%
6   Vanguard VIF Equity Index
      Portfolio                     15,968  12.53    200,108       1.18%        0.52%      4.25%
6   Vanguard VIF Growth Portfolio    4,943  12.65     62,536       0.17%        0.52%     10.92%
1   Vanguard VIF High Yield Bond
      Portfolio                     10,939  10.87    118,854       0.00%        0.75%      1.99%
6   Vanguard VIF High Yield Bond
      Portfolio                      4,896  11.56     56,615       3.33%        0.52%      2.22%
1   Vanguard VIF International
      Portfolio                      9,871  12.92    127,493       0.00%        0.75%     15.44%
6   Vanguard VIF International
      Portfolio                     20,403  15.43    314,875       0.77%        0.52%     15.71%
6   Vanguard VIF Mid-Cap Index
      Portfolio                     17,020  15.00    255,367       0.38%        0.52%     13.39%
1   Vanguard VIF Money Market
      Portfolio                         --  10.29         --       0.00%        0.75%      2.40%
6   Vanguard VIF Money Market
      Portfolio                      3,266  10.35     33,823      25.89%        0.52%      2.64%
1   Vanguard VIF REIT Index
      Portfolio                      1,616  13.43     21,696       2.80%        0.75%     11.00%
6   Vanguard VIF REIT Index
      Portfolio                     12,188  15.93    194,149       1.39%        0.52%     11.26%
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio     6,221  10.40     64,706       2.70%        0.52%      1.72%
6   Vanguard VIF Small Company
      Growth Portfolio               5,544  12.90     71,527       0.00%        0.52%      5.71%
6   Vanguard VIF Total Bond
      Market Index Portfolio        33,465  10.71    358,440       4.01%        0.52%      1.87%
6   Vanguard VIF Total Stock
      Market Index Portfolio        85,167  12.90  1,098,862       0.93%        0.52%      5.58%
1   Vanguard Wellington Fund         9,809  12.56    123,215       4.45%        0.75%      6.03%
1   Vanguard Windsor Fund              235  12.25      2,872       1.42%        0.75%      4.21%


                                   VA I - 55

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                  Unit                   Investment     Expense    Total
Sub-accounts                              Units   Value   Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ------------ ---------------- --------- ----------
2   AIM V.I. Capital Appreciation Fund
      - Series I                            1,051 $10.70 $     11,241       0.00%        1.45%      5.09%
3   AIM V.I. Capital Appreciation Fund
      - Series I                          122,811  10.74    1,318,801       0.00%        1.40%      5.14%
2   AIM V.I. International Growth Fund
      - Series I                            1,081  12.41       13,418       0.64%        1.45%     22.22%
3   AIM V.I. International Growth Fund
      - Series I                          109,923  12.46    1,369,365       0.64%        1.40%     22.28%
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                           2,111,933  19.92   42,065,862       5.08%        1.40%      3.43%
2   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                              29,475  19.84      584,908       4.80%        1.45%      3.37%
1   AllianceBernstein Global Bond
      Portfolio - Class A                 899,807  18.70   16,824,355       5.47%        1.40%      8.11%
2   AllianceBernstein Global Bond
      Portfolio - Class A                  31,162  18.63      580,507       5.51%        1.45%      8.05%
3   AllianceBernstein Global Bond
      Portfolio - Class A                      63  14.03          885      11.06%        1.40%      8.11%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A      628,197  30.96   19,449,691       6.45%        1.40%      8.59%
2   AllianceBernstein Global Dollar
      Government Portfolio - Class A       19,026  30.85      586,878       6.72%        1.45%      8.53%
1   AllianceBernstein Growth and
      Income Portfolio - Class A        6,262,902  38.99  244,161,672       0.88%        1.40%      9.91%
2   AllianceBernstein Growth and
      Income Portfolio - Class A          219,804  38.84    8,537,408       0.90%        1.45%      9.86%
3   AllianceBernstein Growth and
      Income Portfolio - Class A          282,480  24.18    6,830,906       0.97%        1.40%      9.91%
4   AllianceBernstein Growth and
      Income Portfolio - Class B        5,229,899  38.47  201,194,063       0.72%        1.40%      9.68%
5   AllianceBernstein Growth and
      Income Portfolio - Class B          147,272  38.33    5,644,554       0.74%        1.45%      9.62%
1   AllianceBernstein Growth Portfolio
      - Class A                         3,853,315  25.06   96,562,814       0.00%        1.40%     13.14%
2   AllianceBernstein Growth Portfolio
      - Class A                           144,062  24.97    3,596,773       0.00%        1.45%     13.08%
3   AllianceBernstein Growth Portfolio
      - Class A                           163,582  17.32    2,833,937       0.00%        1.40%     13.14%
4   AllianceBernstein Growth Portfolio
      - Class B                         2,217,887  24.72   54,819,089       0.00%        1.40%     12.94%
5   AllianceBernstein Growth Portfolio
      - Class B                            64,240  24.63    1,581,914       0.00%        1.45%     12.88%
1   AllianceBernstein High Yield
      Portfolio - Class A               3,418,232  10.98   37,525,351       6.23%        1.40%      6.48%
2   AllianceBernstein High Yield
      Portfolio - Class A                 134,790  10.94    1,474,402       6.65%        1.45%      6.43%
1   AllianceBernstein International
      Portfolio - Class A               3,066,419  14.65   44,929,430       0.26%        1.40%     15.98%
2   AllianceBernstein International
      Portfolio - Class A                 111,264  14.60    1,624,203       0.28%        1.45%     15.93%
1   AllianceBernstein International
      Value Portfolio - Class A         2,082,813  16.07   33,477,137       0.49%        1.40%     23.46%
2   AllianceBernstein International
      Value Portfolio - Class A            74,829  16.04    1,200,523       0.48%        1.45%     23.39%
1   AllianceBernstein Money Market
      Portfolio - Class A               1,820,045  12.72   23,149,556       0.74%        1.40%     -0.68%
2   AllianceBernstein Money Market
      Portfolio - Class A                  59,980  12.67      760,067       0.85%        1.45%     -0.73%
4   AllianceBernstein Money Market
      Portfolio - Class B               1,230,662  12.55   15,440,025       0.43%        1.40%     -0.93%
5   AllianceBernstein Money Market
      Portfolio - Class B                  29,141  12.50      364,257       0.57%        1.45%     -0.98%
1   AllianceBernstein Premier Growth
      Portfolio - Class A               5,888,313  26.53  156,197,494       0.00%        1.40%      7.11%
2   AllianceBernstein Premier Growth
      Portfolio - Class A                 272,974  26.43    7,214,251       0.00%        1.45%      7.06%
3   AllianceBernstein Premier Growth
      Portfolio - Class A                  34,289  11.97      410,278       0.00%        1.40%      7.11%
4   AllianceBernstein Premier Growth
      Portfolio - Class B               2,859,284  26.21   74,947,558       0.00%        1.40%      6.84%
5   AllianceBernstein Premier Growth
      Portfolio - Class B                  96,497  26.11    2,519,997       0.00%        1.45%      6.79%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A    2,141,527  23.05   49,367,234       2.08%        1.40%     33.74%
2   AllianceBernstein Real Estate
      Investment Portfolio - Class A      101,876  22.97    2,339,783       2.09%        1.45%     33.68%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A *             3,886,852  11.96   46,487,482       0.00%        1.40%     12.96%
2   AllianceBernstein Small Cap Growth
      Portfolio - Class A *               201,863  11.92    2,405,361       0.00%        1.45%     12.90%
3   AllianceBernstein Small Cap Growth
      Portfolio - Class A *                23,121  11.62      268,757       0.00%        1.40%     12.96%


                                   VA I - 56

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                  Unit                   Investment     Expense    Total
Sub-accounts                              Units   Value   Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ------------ ---------------- --------- ----------
1   AllianceBernstein Small Cap Value
      Portfolio - Class A               3,582,738 $16.79 $ 60,151,686       0.18%        1.40%     17.64%
2   AllianceBernstein Small Cap Value
      Portfolio - Class A                 112,220  16.76    1,880,641       0.17%        1.45%     17.59%
1   AllianceBernstein Technology
      Portfolio - Class A               4,429,336  15.51   68,679,065       0.00%        1.40%      3.99%
2   AllianceBernstein Technology
      Portfolio - Class A                 224,723  15.45    3,471,517       0.00%        1.45%      3.94%
3   AllianceBernstein Technology
      Portfolio - Class A                  68,612  15.01    1,029,525       0.00%        1.40%      3.99%
4   AllianceBernstein Technology
      Portfolio - Class B               1,734,688  15.33   26,589,834       0.00%        1.40%      3.63%
5   AllianceBernstein Technology
      Portfolio - Class B                 106,350  15.27    1,624,124       0.00%        1.45%      3.57%
1   AllianceBernstein Total Return
      Portfolio - Class A               7,047,539  24.11  169,927,969       2.15%        1.40%      7.56%
2   AllianceBernstein Total Return
      Portfolio - Class A                 197,367  24.02    4,741,220       2.23%        1.45%      7.50%
3   AllianceBernstein Total Return
      Portfolio - Class A                  52,718  12.06      635,751       2.03%        1.40%      7.56%
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A               5,440,970  15.99   87,002,900       2.70%        1.40%      2.32%
2   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                 164,077  15.93    2,613,917       2.72%        1.45%      2.27%
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                 193,600  15.77    3,053,168       2.55%        1.40%      2.08%
5   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                   9,338  15.71      146,715       2.74%        1.45%      2.03%
1   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B   196,331  11.75    2,305,973       0.08%        1.40%      7.65%
2   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B     9,219  11.74      108,201       0.02%        1.45%      7.59%
1   AllianceBernstein Utility Income
      Portfolio - Class A               1,964,056  20.96   41,160,680       2.04%        1.40%     22.60%
2   AllianceBernstein Utility Income
      Portfolio - Class A                  58,184  20.88    1,214,854       1.95%        1.45%     22.54%
4   AllianceBernstein Value Portfolio
      - Class B                         6,361,377  12.13   77,148,234       0.85%        1.40%     11.80%
5   AllianceBernstein Value Portfolio
      - Class B                           173,133  12.11    2,095,841       0.77%        1.45%     11.74%
1   AllianceBernstein Worldwide
      Privatization Portfolio - Class A 1,405,001  24.34   34,199,304       0.21%        1.40%     22.54%
2   AllianceBernstein Worldwide
      Privatization Portfolio - Class A    69,774  24.25    1,692,095       0.22%        1.45%     22.48%
7   Delaware VIP Balanced Series -
      Standard class                           --  18.94           --       3.89%        1.40%      4.37%
7   Delaware VIP Balanced Series -
      Standard class                       32,787  28.73      941,999       2.16%        1.25%      4.53%
7   Delaware VIP Capital Reserves
      Series - Standard class               8,628  22.37      193,003       4.53%        1.25%      2.40%
7   Delaware VIP Capital Reserves
      Series - Standard class               2,937  16.73       49,155       4.24%        1.40%      2.25%
7   Delaware VIP Cash Reserves Series
      - Standard class                     28,886  16.28      470,237       0.87%        1.25%     -0.38%
7   Delaware VIP Growth Opportunities
      Series - Standard class               6,786  27.59      187,228       0.00%        1.40%     10.91%
7   Delaware VIP Growth Opportunities
      Series - Standard class              34,408  31.03    1,067,847       0.00%        1.25%     11.08%
7   Delaware VIP High Yield Series -
      Standard class                          671  17.09       11,474       8.91%        1.40%     12.66%
7   Delaware VIP High Yield Series -
      Standard class                       19,508  24.27      473,458       6.78%        1.25%     12.83%
7   Delaware VIP Value Series -
      Standard class *                      5,813  31.05      180,506       1.65%        1.40%     13.33%
7   Delaware VIP Value Series -
      Standard class *                    116,612  36.82    4,293,595       1.67%        1.25%     13.50%
2   Dreyfus Stock Index Fund, Inc. -
      Initial shares                          814  18.88       15,362       1.30%        1.45%      9.05%
3   Dreyfus Stock Index Fund, Inc. -
      Initial shares                      439,255  18.95    8,323,390       1.68%        1.40%      9.10%
2   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares            1,040  14.41       14,984       0.00%        1.45%     16.81%
3   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares          140,927  14.46    2,038,341       0.00%        1.40%     16.87%
2   Fidelity VIP Asset Manager
      Portfolio - Initial Class                --  15.98           --       2.87%        1.45%      3.95%
3   Fidelity VIP Asset Manager
      Portfolio - Initial Class           434,692  16.04    6,974,219       2.87%        1.40%      4.00%
2   Fidelity VIP Contrafund Portfolio
      - Initial Class                         430  16.33        7,023       0.34%        1.45%     13.81%
3   Fidelity VIP Contrafund Portfolio
      - Initial Class                     222,855  16.39    3,651,633       0.34%        1.40%     13.87%
2   Fidelity VIP Growth Portfolio -
      Initial Class                            78  16.21        1,259       0.29%        1.45%      1.89%


                                   VA I - 57

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                  Unit                  Investment     Expense    Total
Sub-accounts                              Units   Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ----------- ---------------- --------- ----------
3   Fidelity VIP Growth Portfolio -
      Initial Class                       368,999 $16.27 $ 6,002,705       0.29%        1.40%      1.94%
2   Fidelity VIP High Income Portfolio
      - Initial Class                       1,168  11.67      13,637       8.52%        1.45%      8.02%
3   Fidelity VIP High Income Portfolio
      - Initial Class                     141,135  11.71   1,653,374       8.52%        1.40%      8.07%
3   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class           209,298  16.11   3,371,298       4.45%        1.40%      3.00%
3   Fidelity VIP Money Market
      Portfolio - Initial Class           250,164  12.39   3,099,313       1.05%        1.40%     -0.20%
3   Fidelity VIP Overseas Portfolio -
      Initial Class                        20,004  14.30     286,116       1.14%        1.40%     12.06%
1   Merrill Lynch Basic Value V.I.
      Fund - Class I                      443,366  16.95   7,514,169       1.08%        1.40%      9.53%
2   Merrill Lynch Basic Value V.I.
      Fund - Class I                       48,297  16.89     815,621       1.09%        1.45%      9.47%
1   Merrill Lynch Core Bond V.I. Fund
      - Class I                            34,210  13.49     461,570       3.57%        1.40%      3.06%
2   Merrill Lynch Core Bond V.I. Fund
      - Class I                             3,305  13.44      44,435       3.57%        1.45%      3.01%
1   Merrill Lynch Domestic Money
      Market V.I. Fund - Class I           51,563  11.43     589,305       0.71%        1.40%     -0.48%
2   Merrill Lynch Domestic Money
      Market V.I. Fund - Class I              201  11.39       2,292       0.92%        1.45%     -0.53%
1   Merrill Lynch Global Allocation
      V.I. Fund - Class I                  85,853  13.95   1,197,753       3.66%        1.40%     12.79%
2   Merrill Lynch Global Allocation
      V.I. Fund - Class I                   9,693  13.90     134,749       2.05%        1.45%     12.73%
1   Merrill Lynch Global Growth V.I.
      Fund - Class I                       90,917   8.81     800,893       1.47%        1.40%     13.62%
2   Merrill Lynch Global Growth V.I.
      Fund - Class I                          787   8.78       6,916       1.53%        1.45%     13.56%
1   Merrill Lynch High Current Income
      V.I. Fund - Class I                  69,402  12.57     872,051       7.60%        1.40%     10.27%
2   Merrill Lynch High Current Income
      V.I. Fund - Class I                   1,766  12.52      22,111       8.81%        1.45%     10.21%
1   Merrill Lynch International Value
      V.I. Fund - Class I                 145,441  14.05   2,043,390       2.38%        1.40%     20.83%
2   Merrill Lynch International Value
      V.I. Fund - Class I                   8,769  14.01     122,846       2.38%        1.45%     20.77%
1   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                      120,062  14.86   1,784,069       0.84%        1.40%     15.17%
2   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                        3,420  14.81      50,639       0.94%        1.45%     15.11%
1   Merrill Lynch Large Cap Growth
      V.I. Fund - Class I                  99,634   9.42     938,811       0.24%        1.40%      6.30%
1   Merrill Lynch Utilities and
      Telecommunications V.I. Fund -
      Class I                              30,233  14.67     443,567       2.41%        1.40%     23.97%
2   Merrill Lynch Utilities and
      Telecommunications V.I. Fund -
      Class I                                  36  14.62         520       2.57%        1.45%     23.91%
1   Merrill Lynch Value Opportunities
      V.I. Fund - Class I *               127,681  20.10   2,566,605       0.00%        1.40%     13.38%
2   Merrill Lynch Value Opportunities
      V.I. Fund - Class I *                18,950  20.03     379,573       0.00%        1.45%     13.32%
1   UBS U.S. Allocation Portfolio *     1,101,176  15.27  16,811,976       0.94%        1.40%      9.14%
2   UBS U.S. Allocation Portfolio *       136,940  15.22   2,084,072       0.93%        1.45%      9.08%
1   UIF Core Plus Fixed Income
      Portfolio - Class I                   3,278  11.34      37,169       3.75%        0.75%      3.59%
1   UIF Equity Growth Portfolio -
      Class I                               3,298   9.96      32,865       0.16%        0.75%      6.97%
1   UIF Technology Portfolio - Class I      1,635   8.12      13,268       0.00%        0.75%     -2.38%
1   UIF Value Portfolio - Class I              --  12.91          --       2.09%        0.75%     16.95%
3   Van Eck Worldwide Emerging Markets
      Fund                                 42,737  11.94     510,162       0.62%        1.40%     24.14%
3   Van Eck Worldwide Hard Assets Fund     27,975  13.03     364,401       0.19%        1.40%     22.26%
1   Vanguard 500 Index Fund                   753  11.03       8,300       1.79%        0.75%      9.91%
6   Vanguard GNMA Fund                      3,152  10.50      33,095       2.57%        0.52%      3.59%
6   Vanguard Health Care Fund               5,698  11.90      67,830       1.71%        0.52%      8.94%
6   Vanguard Inflation-Protected
      Securities Fund                       2,150  11.16      23,992       6.93%        0.52%      7.71%
1   Vanguard LifeStrategy Conservative
      Growth Fund                           2,961  11.61      34,374       2.82%        0.75%      7.22%
1   Vanguard LifeStrategy Growth Fund       1,192  11.89      14,173       1.97%        0.75%     11.73%
6   Vanguard LifeStrategy Growth Fund       6,749  12.21      82,401       2.38%        0.52%     11.99%
1   Vanguard LifeStrategy Income Fund       1,771  11.44      20,264       3.21%        0.75%      5.22%
6   Vanguard LifeStrategy Income Fund      11,770  10.89     128,188       5.74%        0.52%      5.46%
6   Vanguard LifeStrategy Moderate
      Growth Fund                          24,811  11.78     292,373       2.90%        0.52%      9.99%


                                   VA I - 58

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                Unit                 Investment     Expense    Total
Sub-accounts                             Units  Value  Net Assets Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ------ ---------- ---------------- --------- ----------
1   Vanguard Prime Money Market Fund        493 $10.11 $    4,985       1.10%        0.75%      0.35%
1   Vanguard PRIMECAP Fund                  257  12.09      3,104       0.74%        0.75%     17.43%
1   Vanguard Total Bond Market Index
      Fund                                  840  11.36      9,535       2.93%        0.75%      3.47%
6   Vanguard Total International Stock
      Index Fund                         19,656  13.82    271,666       3.97%        0.52%     20.21%
1   Vanguard U.S. Growth Fund               514   9.49      4,875       0.28%        0.75%      6.23%
6   Vanguard VIF Balanced Portfolio     154,249  11.98  1,848,551       1.42%        0.52%     10.71%
6   Vanguard VIF Capital Growth
      Portfolio                           5,319  12.64     67,211       0.00%        0.52%     17.02%
6   Vanguard VIF Diversified Value
      Portfolio                          13,666  13.50    184,457       0.37%        0.52%     19.84%
1   Vanguard VIF Equity Income
      Portfolio                           1,646  10.84     17,836       0.00%        0.75%     12.65%
6   Vanguard VIF Equity Income
      Portfolio                          14,769  12.63    186,491       0.12%        0.52%     12.73%
6   Vanguard VIF Equity Index Portfolio   8,591  12.02    103,269       0.88%        0.52%     10.23%
6   Vanguard VIF Growth Portfolio         1,294  11.41     14,759       0.15%        0.52%      6.70%
6   Vanguard VIF High Yield Bond
      Portfolio                           1,510  11.31     17,083       2.10%        0.52%      7.96%
6   Vanguard VIF International
      Portfolio                           5,881  13.34     78,446       1.26%        0.52%     18.80%
6   Vanguard VIF Mid-Cap Index
      Portfolio                           4,431  13.23     58,639       0.87%        0.52%     19.69%
6   Vanguard VIF Money Market Portfolio     439  10.09      4,433       4.61%        0.52%      0.78%
1   Vanguard VIF REIT Index Portfolio     1,731  12.10     20,946       0.00%        0.75%     20.74%
6   Vanguard VIF REIT Index Portfolio     3,950  14.32     56,551       2.54%        0.52%     29.84%
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio *        4,814  10.22     49,219       3.89%        0.52%      1.54%
6   Vanguard VIF Small Company Growth
      Portfolio                           3,888  12.20     47,445       0.06%        0.52%     14.70%
6   Vanguard VIF Total Bond Market
      Index Portfolio                    19,451  10.51    204,510       8.25%        0.52%      3.66%
6   Vanguard VIF Total Stock Market
      Index Portfolio                    55,746  12.22    681,258       0.02%        0.52%     11.96%
1   Vanguard Wellington Fund                249  11.85      2,951       2.88%        0.75%     10.34%
1   Vanguard Windsor Fund                   255  11.75      2,996       1.47%        0.75%     12.53%


                                   VA I - 59

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2003 are as follows:

                                                  Unit                   Investment     Expense    Total
Sub-accounts                              Units   Value   Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ------------ ---------------- --------- ----------
2   AIM V.I. Capital Appreciation Fund
      - Series I                            1,865 $10.18 $     18,987       0.00%        1.45%     27.59%
3   AIM V.I. Capital Appreciation Fund
      - Series I                          156,769  10.21    1,601,103       0.00%        1.40%     27.66%
2   AIM V.I. International Growth Fund
      - Series I                            1,248  10.16       12,672       0.45%        1.45%     27.27%
3   AIM V.I. International Growth Fund
      - Series I                          103,232  10.19    1,051,681       0.45%        1.40%     27.34%
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                           2,760,409  19.26   53,161,067       4.83%        1.40%      5.87%
2   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                              47,706  19.20      915,798       4.62%        1.45%      5.82%
1   AllianceBernstein Global Bond
      Portfolio - Class A               1,027,281  17.30   17,767,141       6.29%        1.40%     11.65%
2   AllianceBernstein Global Bond
      Portfolio - Class A                  41,873  17.24      721,878       5.93%        1.45%     11.66%
3   AllianceBernstein Global Bond
      Portfolio - Class A                   2,110  12.98       27,382      11.20%        1.40%     11.69%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A      763,719  28.51   21,775,961       5.72%        1.40%     31.58%
2   AllianceBernstein Global Dollar
      Government Portfolio - Class A       30,193  28.42      858,145       5.64%        1.45%     31.46%
1   AllianceBernstein Growth and
      Income Portfolio - Class A        7,494,776  35.47  265,834,782       1.03%        1.40%     30.64%
2   AllianceBernstein Growth and
      Income Portfolio - Class A          250,936  35.36    8,871,978       1.02%        1.45%     30.61%
3   AllianceBernstein Growth and
      Income Portfolio - Class A          456,946  22.00   10,053,264       1.29%        1.40%     30.65%
4   AllianceBernstein Growth and
      Income Portfolio - Class B        5,529,170  35.08  193,941,609       0.83%        1.40%     30.35%
5   AllianceBernstein Growth and
      Income Portfolio - Class B          179,523  34.96    6,276,776       0.81%        1.45%     30.27%
1   AllianceBernstein Growth Portfolio
      - Class A                         4,596,623  22.15  101,813,109       0.00%        1.40%     33.19%
2   AllianceBernstein Growth Portfolio
      - Class A                           146,012  22.08    3,223,723       0.00%        1.45%     33.08%
3   AllianceBernstein Growth Portfolio
      - Class A                           262,464  15.31    4,018,958       0.00%        1.40%     33.15%
4   AllianceBernstein Growth Portfolio
      - Class B                         2,435,912  21.89   53,310,512       0.00%        1.40%     32.80%
5   AllianceBernstein Growth Portfolio
      - Class B                            72,978  21.82    1,592,020       0.00%        1.45%     32.78%
1   AllianceBernstein High Yield
      Portfolio - Class A               4,045,676  10.31   41,711,274       5.98%        1.40%     20.73%
2   AllianceBernstein High Yield
      Portfolio - Class A                 165,236  10.28    1,698,315       5.65%        1.45%     20.64%
1   AllianceBernstein International
      Portfolio - Class A               3,249,996  12.63   41,056,823       0.13%        1.40%     29.70%
2   AllianceBernstein International
      Portfolio - Class A                 112,558  12.59    1,417,363       0.13%        1.45%     29.68%
1   AllianceBernstein International
      Value Portfolio - Class A         1,630,940  13.02   21,233,604       0.34%        1.40%     42.29%
2   AllianceBernstein International
      Value Portfolio - Class A            68,529  13.00      891,010       0.34%        1.45%     42.25%
1   AllianceBernstein Money Market
      Portfolio - Class A               2,740,288  12.81   35,092,595       0.56%        1.40%     -0.88%
2   AllianceBernstein Money Market
      Portfolio - Class A                  76,963  12.77      982,435       0.58%        1.45%     -0.89%
4   AllianceBernstein Money Market
      Portfolio - Class B               2,676,391  12.66   33,893,717       0.31%        1.40%     -1.14%
5   AllianceBernstein Money Market
      Portfolio - Class B                  11,111  12.62      140,257       0.38%        1.45%     -1.15%
1   AllianceBernstein Premier Growth
      Portfolio - Class A               7,476,698  24.77  185,168,151       0.00%        1.40%     21.94%
2   AllianceBernstein Premier Growth
      Portfolio - Class A                 322,146  24.69    7,952,684       0.00%        1.45%     21.91%
3   AllianceBernstein Premier Growth
      Portfolio - Class A                  45,912  11.17      512,889       0.00%        1.40%     21.96%
4   AllianceBernstein Premier Growth
      Portfolio - Class B               3,351,175  24.53   82,218,177       0.00%        1.40%     21.64%
5   AllianceBernstein Premier Growth
      Portfolio - Class B                 115,298  24.46    2,819,674       0.00%        1.45%     21.61%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A    2,186,223  17.24   37,682,357       2.50%        1.40%     37.34%
2   AllianceBernstein Real Estate
      Investment Portfolio - Class A      134,029  17.18    2,302,754       2.44%        1.45%     37.34%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A               4,473,127  10.59   47,361,193       0.00%        1.40%     46.85%
2   AllianceBernstein Small Cap Growth
      Portfolio - Class A                 225,643  10.55    2,381,429       0.00%        1.45%     46.79%
3   AllianceBernstein Small Cap Growth
      Portfolio - Class A                  33,671  10.29      346,487       0.00%        1.40%     46.79%
1   AllianceBernstein Small Cap Value
      Portfolio - Class A               3,759,335  14.27   53,650,298       0.53%        1.40%     39.37%
2   AllianceBernstein Small Cap Value
      Portfolio - Class A                 115,011  14.25    1,639,166       0.54%        1.45%     39.18%


                                   VA I - 60

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2003 are as follows:

                                                  Unit                   Investment     Expense    Total
Sub-accounts                              Units   Value   Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ------------ ---------------- --------- ----------
1   AllianceBernstein Technology
      Portfolio - Class A               5,436,959 $14.91 $ 81,068,515       0.00%        1.40%     42.14%
2   AllianceBernstein Technology
      Portfolio - Class A                 261,058  14.86    3,880,050       0.00%        1.45%     41.96%
3   AllianceBernstein Technology
      Portfolio - Class A                  97,035  14.43    1,400,165       0.00%        1.40%     42.02%
4   AllianceBernstein Technology
      Portfolio - Class B               2,155,845  14.79   31,889,169       0.00%        1.40%     41.82%
5   AllianceBernstein Technology
      Portfolio - Class B                 116,855  14.74    1,722,967       0.00%        1.45%     41.77%
1   AllianceBernstein Total Return
      Portfolio - Class A               7,627,169  22.42  170,980,771       2.56%        1.40%     17.43%
2   AllianceBernstein Total Return
      Portfolio - Class A                 222,481  22.35    4,971,440       2.58%        1.45%     17.36%
3   AllianceBernstein Total Return
      Portfolio - Class A                  71,988  11.21      807,131       2.65%        1.40%     17.40%
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A               7,066,944  15.63  110,437,430       3.25%        1.40%      2.41%
2   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                 221,174  15.58    3,445,273       3.00%        1.45%      2.41%
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                 228,781  15.45    3,534,444       3.07%        1.40%      2.18%
5   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                  17,729  15.40      273,019       3.35%        1.45%      2.12%
1   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B   106,799  10.91    1,165,304       0.00%        1.40%      9.11%
2   AllianceBernstein U.S. Large Cap
      Blended Style Portfolio - Class B     2,571  10.91       28,051       0.00%        1.45%      9.08%
1   AllianceBernstein Utility Income
      Portfolio - Class A               2,151,498  17.09   36,777,006       3.05%        1.40%     18.21%
2   AllianceBernstein Utility Income
      Portfolio - Class A                  67,909  17.04    1,157,094       3.10%        1.45%     18.16%
4   AllianceBernstein Value Portfolio
      - Class B                         6,157,155  10.85   66,790,897       0.72%        1.40%     26.73%
5   AllianceBernstein Value Portfolio
      - Class B                           181,726  10.83    1,968,674       0.72%        1.45%     26.56%
1   AllianceBernstein Worldwide
      Privatization Portfolio - Class A 1,425,468  19.86   28,314,242       1.02%        1.40%     41.48%
2   AllianceBernstein Worldwide
      Privatization Portfolio - Class A    75,660  19.80    1,498,021       0.97%        1.45%     41.42%
7   Delaware VIP Balanced Series -
      Standard class                        9,072  18.15      164,662       3.34%        1.40%     17.55%
7   Delaware VIP Balanced Series -
      Standard class                       37,216  27.49    1,022,931       3.16%        1.25%     17.71%
7   Delaware VIP Capital Reserves
      Series - Standard class               8,633  21.84      188,580       4.14%        1.25%      3.33%
7   Delaware VIP Capital Reserves
      Series - Standard class               3,533  16.37       57,831       3.72%        1.40%      3.19%
7   Delaware VIP Cash Reserves Series
      - Standard class                     30,049  16.34      491,028       0.52%        1.25%     -0.66%
7   Delaware VIP Growth Opportunities
      Series - Standard class               5,175  24.87      128,720       0.00%        1.40%     39.12%
7   Delaware VIP Growth Opportunities
      Series - Standard class              35,683  27.94      996,985       0.00%        1.25%     39.28%
7   Delaware VIP High Yield Series -
      Standard class                        3,970  15.17       60,232       8.09%        1.40%     26.98%
7   Delaware VIP High Yield Series -
      Standard class                       28,042  21.51      603,222       7.42%        1.25%     27.14%
7   Delaware VIP Value Series -
      Standard class                        6,816  27.40      186,762       1.50%        1.40%     26.50%
7   Delaware VIP Value Series -
      Standard class                      141,218  32.44    4,580,983       2.01%        1.25%     26.71%
2   Dreyfus Stock Index Fund, Inc. -
      Initial shares                        2,090  17.31       36,185       1.47%        1.45%     26.55%
3   Dreyfus Stock Index Fund, Inc. -
      Initial shares                      561,568  17.37    9,753,283       1.44%        1.40%     26.59%
2   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares            1,040  12.34       12,835       0.11%        1.45%     40.82%
3   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares          155,609  12.38    1,925,779       0.10%        1.40%     40.95%
2   Fidelity VIP Asset Manager
      Portfolio - Initial Class             1,570  15.38       24,145       3.66%        1.45%     16.32%
3   Fidelity VIP Asset Manager
      Portfolio - Initial Class           556,586  15.43    8,586,200       3.66%        1.40%     16.34%
2   Fidelity VIP Contrafund Portfolio
      - Initial Class                         433  14.35        6,217       0.45%        1.45%     26.61%
3   Fidelity VIP Contrafund Portfolio
      - Initial Class                     243,907  14.39    3,509,725       0.45%        1.40%     26.67%
2   Fidelity VIP Growth Portfolio -
      Initial Class                            78  15.91        1,242       0.28%        1.45%     30.92%
3   Fidelity VIP Growth Portfolio -
      Initial Class                       475,603  15.96    7,589,575       0.28%        1.40%     31.02%


                                   VA I - 61

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2003 are as follows:

                                                  Unit                  Investment     Expense    Total
Sub-accounts                              Units   Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ----------- ---------------- --------- ----------
2   Fidelity VIP High Income Portfolio
      - Initial Class                       1,169 $10.81 $    12,633       7.55%        1.45%     25.50%
3   Fidelity VIP High Income Portfolio
      - Initial Class                     169,855  10.84   1,841,237       7.55%        1.40%     25.46%
3   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class           271,530  15.64   4,246,199       3.87%        1.40%      3.77%
2   Fidelity VIP Money Market
      Portfolio - Initial Class                --  12.37          --       0.96%        1.45%     -0.45%
3   Fidelity VIP Money Market
      Portfolio - Initial Class           407,606  12.41   5,059,895       0.96%        1.40%     -0.37%
3   Fidelity VIP Overseas Portfolio -
      Initial Class                        31,728  12.76     404,990       0.97%        1.40%     41.35%
1   Mercury HW International VIP
      Portfolio                                --  10.53          --       0.19%        1.40%     27.01%
2   Mercury HW International VIP
      Portfolio                                --  10.50          --       0.22%        1.45%     27.03%
1   Merrill Lynch American Balanced
      V.I. Fund - Class I                      --   9.26          --       0.00%        1.40%     12.34%
1   Merrill Lynch Basic Value V.I.
      Fund - Class I                      478,230  15.47   7,400,091       1.12%        1.40%     31.36%
2   Merrill Lynch Basic Value V.I.
      Fund - Class I                       50,913  15.43     785,406       1.12%        1.45%     31.29%
1   Merrill Lynch Core Bond V.I. Fund
      - Class I                            37,323  13.09     488,622       3.70%        1.40%      3.33%
2   Merrill Lynch Core Bond V.I. Fund
      - Class I                             3,308  13.05      43,180       3.86%        1.45%      3.26%
1   Merrill Lynch Developing Capital
      Markets V.I. Fund - Class I              --   9.63          --       4.64%        1.40%     39.03%
2   Merrill Lynch Developing Capital
      Markets V.I. Fund - Class I              --   9.61          --       4.45%        1.45%     38.81%
1   Merrill Lynch Domestic Money
      Market V.I. Fund - Class I           71,985  11.48     826,687       0.73%        1.40%     -0.66%
2   Merrill Lynch Domestic Money
      Market V.I. Fund - Class I              202  11.45       2,311       0.73%        1.45%     -0.70%
1   Merrill Lynch Global Allocation
      V.I. Fund - Class I                  56,689  12.37     701,203       3.32%        1.40%     32.86%
2   Merrill Lynch Global Allocation
      V.I. Fund - Class I                  20,049  12.33     247,231       3.93%        1.45%     32.74%
1   Merrill Lynch Global Growth V.I.
      Fund - Class I                      104,442   7.75     809,736       1.05%        1.40%     31.63%
2   Merrill Lynch Global Growth V.I.
      Fund - Class I                          853   7.73       6,601       1.82%        1.45%     31.64%
1   Merrill Lynch High Current Income
      V.I. Fund - Class I                  70,479  11.40     803,134       9.31%        1.40%     26.33%
2   Merrill Lynch High Current Income
      V.I. Fund - Class I                     710  11.36       8,069      10.77%        1.45%     26.27%
1   Merrill Lynch International Value
      V.I. Fund - Class I                 154,644  11.63   1,798,097       5.56%        1.40%     10.43%
2   Merrill Lynch International Value
      V.I. Fund - Class I                   9,274  11.60     107,577       5.57%        1.45%     10.43%
1   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                      127,041  12.90   1,639,153       0.40%        1.40%     29.67%
2   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                        2,839  12.86      36,521       0.38%        1.45%     29.67%
1   Merrill Lynch Large Cap Growth
      V.I. Fund - Class I                      --   8.53          --       0.00%        1.40%     27.12%
1   Merrill Lynch Large Cap Growth
      V.I. Fund - Class I                  93,216   8.86     826,256       0.00%        1.40%      3.88%
1   Merrill Lynch Utilities and
      Telecommunications V.I. Fund -
      Class I                              35,886  11.83     424,708       2.87%        1.40%     18.47%
2   Merrill Lynch Utilities and
      Telecommunications V.I. Fund -
      Class I                                  36  11.80         426       3.05%        1.45%     18.46%
1   Merrill Lynch Value Opportunities
      V.I. Fund - Class I                 126,884  17.73   2,249,553       0.07%        1.40%     40.93%
2   Merrill Lynch Value Opportunities
      V.I. Fund - Class I                  20,573  17.67     363,615       0.07%        1.45%     40.83%
1   UBS U.S. Allocation Portfolio       1,332,747  13.99  18,643,595       1.16%        1.40%     25.80%
2   UBS U.S. Allocation Portfolio         150,601  13.95   2,101,108       1.32%        1.45%     25.80%
1   UIF Core Plus Fixed Income
      Portfolio - Class I                   3,504  10.95      38,362       0.06%        0.75%      3.87%
1   UIF Equity Growth Portfolio -
      Class I                               3,526   9.32      32,847       0.00%        0.75%     24.05%
1   UIF Technology Portfolio - Class I      1,748   8.31      14,529       0.00%        0.75%     46.62%
1   UIF Value Portfolio - Class I             211  11.04       2,334       0.00%        0.75%     33.00%
3   Van Eck Worldwide Emerging Markets
      Fund                                 61,448   9.62     590,871       0.12%        1.40%     52.15%
3   Van Eck Worldwide Hard Assets Fund      9,422  10.65     100,391       0.64%        1.40%     43.01%
1   Vanguard 500 Index Fund                   809  10.03       8,115       1.60%        0.75%     27.47%
6   Vanguard GNMA Fund                        170  10.13       1,720       0.76%        0.52%      1.35%
1   Vanguard LifeStrategy Conservative
      Growth Fund                           3,189  10.83      34,527       2.57%        0.75%     15.67%


                                   VA I - 62

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2003 are as follows:

                                               Unit                 Investment     Expense    Total
Sub-accounts                            Units  Value  Net Assets Income Ratio (a) Ratio (b) Return (c)
------------                            ------ ------ ---------- ---------------- --------- ----------
1   Vanguard LifeStrategy Growth Fund    1,283 $10.64  $ 13,661        1.71%        0.75%     27.48%
6   Vanguard LifeStrategy Growth Fund    3,788  10.90    41,300        1.97%        0.52%      9.02%
1   Vanguard LifeStrategy Income Fund    1,907  10.88    20,741        3.38%        0.75%      9.98%
6   Vanguard LifeStrategy Moderate
      Growth Fund                       18,999  10.71   203,546        2.39%        0.52%      7.13%
1   Vanguard Prime Money Market Fund       530  10.08     5,337        0.98%        0.75%      0.16%
1   Vanguard PRIMECAP Fund                 276  10.30     2,842        0.44%        0.75%     36.78%
1   Vanguard Total Bond Market Index
      Fund                                 481  10.98     5,275        8.79%        0.75%      3.20%
1   Vanguard U.S. Growth Fund              552   8.93     4,932        0.33%        0.75%     25.08%
6   Vanguard VIF Balanced Portfolio     35,384  10.82   383,027        0.00%        0.52%      8.25%
6   Vanguard VIF Diversified Value
      Portfolio                          1,544  11.26    17,388        0.00%        0.52%     12.64%
6   Vanguard VIF International
      Portfolio                          5,328  11.23    59,819        0.00%        0.52%     12.27%
6   Vanguard VIF Mid-Cap Index
      Portfolio                          2,196  11.06    24,277        0.00%        0.52%     10.56%
6   Vanguard VIF Money Market Portfolio  8,192  10.01    82,004        0.73%        0.52%      0.10%
6   Vanguard VIF REIT Index Portfolio    2,429  11.03    26,788        0.00%        0.52%     10.28%
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio         1,532  10.07    15,426        0.00%        0.52%      0.70%
6   Vanguard VIF Small Company Growth
      Portfolio                          1,554  10.64    16,537        0.00%        0.52%      6.40%
6   Vanguard VIF Total Stock Market
      Index Portfolio                    1,555  10.91    16,976        0.00%        0.52%      9.15%
1   Vanguard Wellington Fund               268  10.74     2,874        3.09%        0.75%     19.83%
1   Vanguard Windsor Fund                  274  10.44     2,861        1.22%        0.75%     35.97%


                                   VA I - 63

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2002 are as follows:

                                                                             Investment     Expense    Total
Sub-accounts                              Units   Unit Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ---------- ------------ ---------------- --------- ----------
2   AIM V.I. Capital Appreciation Fund
      - Series I                            1,915   $ 7.98   $     15,273       0.00%        1.45%     -25.45%
3   AIM V.I. Capital Appreciation Fund
      - Series I                          174,350     8.00      1,394,185       0.00%        1.40%     -25.41%
2   AIM V.I. International Growth Fund
      - Series I                            1,249     7.98          9,975       0.60%        1.45%     -16.89%
3   AIM V.I. International Growth Fund
      - Series I                          146,435     8.00      1,172,168       0.39%        1.40%     -16.85%
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                           3,551,827    18.19     64,615,635       5.07%        1.40%       9.45%
2   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                              77,435    18.14      1,404,897       5.29%        1.45%       9.40%
1   AllianceBernstein Global Bond
      Portfolio - Class A               1,063,112    15.49     16,462,865       0.85%        1.40%      15.29%
2   AllianceBernstein Global Bond
      Portfolio - Class A                  35,192    15.44        543,499       0.90%        1.45%      15.23%
3   AllianceBernstein Global Bond
      Portfolio - Class A                  17,463    11.62        202,924       0.88%        1.40%      15.29%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A      897,444    21.67     19,451,085       6.54%        1.40%      14.53%
2   AllianceBernstein Global Dollar
      Government Portfolio - Class A       27,899    21.62        603,039       9.23%        1.45%      14.47%
1   AllianceBernstein Growth and
      Income Portfolio - Class A        8,618,957    27.15    233,967,594       0.64%        1.40%     -23.14%
2   AllianceBernstein Growth and
      Income Portfolio - Class A          267,105    27.07      7,231,116       0.64%        1.45%     -23.18%
3   AllianceBernstein Growth and
      Income Portfolio - Class A          324,303    16.84      5,460,606       0.60%        1.40%     -23.14%
4   AllianceBernstein Growth and
      Income Portfolio - Class B        5,721,618    26.91    153,966,195       0.58%        1.40%     -23.35%
5   AllianceBernstein Growth and
      Income Portfolio - Class B          180,402    26.84      4,841,378       0.61%        1.45%     -23.39%
1   AllianceBernstein Growth Portfolio
      - Class A                         5,372,655    16.63     89,354,118       0.00%        1.40%     -29.08%
2   AllianceBernstein Growth Portfolio
      - Class A                           160,437    16.59      2,661,047       0.00%        1.45%     -29.11%
3   AllianceBernstein Growth Portfolio
      - Class A                           200,058    11.50      2,300,171       0.00%        1.40%     -29.08%
4   AllianceBernstein Growth Portfolio
      - Class B                         2,490,925    16.48     41,040,545       0.00%        1.40%     -29.26%
5   AllianceBernstein Growth Portfolio
      - Class B                            69,835    16.43      1,147,483       0.00%        1.45%     -29.30%
1   AllianceBernstein High Yield
      Portfolio - Class A               3,616,820     8.54     30,883,503       6.46%        1.40%      -4.38%
2   AllianceBernstein High Yield
      Portfolio - Class A                 153,149     8.52      1,304,314       6.00%        1.45%      -4.43%
1   AllianceBernstein International
      Portfolio - Class A               3,715,310     9.74     36,169,007       0.05%        1.40%     -16.45%
2   AllianceBernstein International
      Portfolio - Class A                 109,418     9.71      1,062,310       0.05%        1.45%     -16.50%
1   AllianceBernstein International
      Value Portfolio - Class A         1,404,665     9.15     12,846,278       0.14%        1.40%      -6.47%
2   AllianceBernstein International
      Value Portfolio - Class A            72,074     9.14        658,598       0.11%        1.45%      -6.51%
1   AllianceBernstein Money Market
      Portfolio - Class A               5,029,056    12.92     64,965,075       1.07%        1.40%      -0.30%
2   AllianceBernstein Money Market
      Portfolio - Class A                 143,799    12.88      1,852,554       1.24%        1.45%      -0.35%
4   AllianceBernstein Money Market
      Portfolio - Class B               3,501,890    12.81     44,846,578       0.87%        1.40%      -0.55%
5   AllianceBernstein Money Market
      Portfolio - Class B                  68,450    12.77        874,227       0.95%        1.45%      -0.60%
1   AllianceBernstein Premier Growth
      Portfolio - Class A               8,952,876    20.31    181,817,723       0.00%        1.40%     -31.61%
2   AllianceBernstein Premier Growth
      Portfolio - Class A                 356,910    20.25      7,228,588       0.00%        1.45%     -31.64%
3   AllianceBernstein Premier Growth
      Portfolio - Class A                 253,204     9.16      2,319,470       0.00%        1.40%     -31.61%
4   AllianceBernstein Premier Growth
      Portfolio - Class B               3,626,004    20.17     73,126,803       0.00%        1.40%     -31.80%
5   AllianceBernstein Premier Growth
      Portfolio - Class B                 123,402    20.11      2,481,937       0.00%        1.45%     -31.84%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A               4,678,873     7.21     33,738,091       0.00%        1.40%     -32.72%
2   AllianceBernstein Small Cap Growth
      Portfolio - Class A                 220,740     7.19      1,587,382       0.00%        1.45%     -32.75%
3   AllianceBernstein Small Cap Growth
      Portfolio - Class A                  50,718     7.01        355,433       0.00%        1.40%     -32.72%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A    2,296,783    12.55     28,819,965       2.79%        1.40%       1.17%
2   AllianceBernstein Real Estate
      Investment Portfolio - Class A      142,864    12.51      1,787,800       2.90%        1.45%       1.12%
1   AllianceBernstein Small Cap Value
      Portfolio - Class A               3,537,441    10.24     36,240,688       0.26%        1.40%      -7.50%
2   AllianceBernstein Small Cap Value
      Portfolio - Class A                 113,662    10.24      1,163,486       0.22%        1.45%      -7.55%
1   AllianceBernstein Technology
      Portfolio - Class A               6,507,121    10.49     68,288,796       0.00%        1.40%     -42.52%


                                   VA I - 64

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2002 are as follows:

                                                  Unit                   Investment     Expense    Total
Sub-accounts                              Units   Value   Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ------------ ---------------- --------- ----------
2   AllianceBernstein Technology
      Portfolio - Class A                 298,166 $10.47 $  3,120,606       0.00%        1.45%     -42.55%
3   AllianceBernstein Technology
      Portfolio - Class A                 122,373  10.16    1,242,796       0.00%        1.40%     -42.52%
4   AllianceBernstein Technology
      Portfolio - Class B               2,215,703  10.43   23,114,430       0.00%        1.40%     -42.62%
5   AllianceBernstein Technology
      Portfolio - Class B                 114,475  10.40    1,190,973       0.00%        1.45%     -42.65%
1   AllianceBernstein Total Return
      Portfolio - Class A               7,748,990  19.09  147,964,881       2.01%        1.40%     -11.83%
2   AllianceBernstein Total Return
      Portfolio - Class A                 186,681  19.04    3,554,969       2.20%        1.45%     -11.87%
3   AllianceBernstein Total Return
      Portfolio - Class A                  91,811   9.55      876,815       1.99%        1.40%     -11.83%
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A               9,206,476  15.26  140,445,210       2.77%        1.40%       6.29%
2   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                 242,090  15.21    3,683,090       2.94%        1.45%       6.23%
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                 255,166  15.12    3,858,444       2.53%        1.40%       6.05%
5   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                  16,606  15.08      250,426       2.54%        1.45%       5.99%
1   AllianceBernstein Utility Income
      Portfolio - Class A               2,458,985  14.46   35,555,868       1.83%        1.40%     -23.20%
2   AllianceBernstein Utility Income
      Portfolio - Class A                  71,898  14.42    1,036,802       1.66%        1.45%     -23.24%
4   AllianceBernstein Value Portfolio
      - Class B                         5,613,964   8.56   48,074,324       0.22%        1.40%     -14.16%
5   AllianceBernstein Value Portfolio
      - Class B                           159,835   8.56    1,367,582       0.21%        1.45%     -14.20%
1   AllianceBernstein Worldwide
      Privatization Portfolio - Class A 1,594,756  14.04   22,390,940       1.84%        1.40%      -5.52%
2   AllianceBernstein Worldwide
      Privatization Portfolio - Class A    76,002  14.00    1,064,208       1.82%        1.45%      -5.57%
7   Delaware VIP Balanced Series -
      Standard class                       11,341  15.44      175,105       3.04%        1.40%     -17.44%
7   Delaware VIP Balanced Series -
      Standard class                       48,585  23.35    1,134,329       3.04%        1.25%     -17.31%
7   Delaware VIP Capital Reserves
      Series - Standard class               9,491  21.14      200,652       5.42%        1.25%       5.77%
7   Delaware VIP Capital Reserves
      Series - Standard class               8,324  15.86      132,052       4.59%        1.40%       5.62%
7   Delaware VIP Cash Reserves Series
      - Standard class                     77,894  16.45    1,281,098       1.18%        1.25%       0.00%
7   Delaware VIP Cash Reserves Series
      - Standard class                         --  13.37           --      19.97%        1.40%      -0.15%
7   Delaware VIP Growth Opportunities
      Series - Standard class               6,307  17.88      112,793      11.73%        1.40%     -25.98%
7   Delaware VIP Growth Opportunities
      Series - Standard class              36,772  20.06      737,540      12.90%        1.25%     -25.87%
7   Delaware VIP High Yield Series -
      Standard class                        4,875  11.95       58,270      10.13%        1.40%       0.42%
7   Delaware VIP High Yield Series -
      Standard class                       30,022  16.92      507,933      10.55%        1.25%       0.57%
7   Delaware VIP Value Series -
      Standard class                        6,994  21.66      151,477       1.59%        1.40%     -19.81%
7   Delaware VIP Value Series -
      Standard class                      169,903  25.60    4,349,989       1.66%        1.25%     -19.69%
2   Dreyfus Stock Index Fund, Inc. -
      Initial shares                        2,091  13.68       28,610       1.49%        1.45%     -23.48%
3   Dreyfus Stock Index Fund, Inc. -
      Initial shares                      655,094  13.72    8,988,442       1.29%        1.40%     -23.44%
2   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares            1,041   8.76        9,118       0.24%        1.45%     -20.87%
3   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares          165,148   8.78    1,450,018       0.23%        1.40%     -20.83%
2   Fidelity VIP Asset Manager
      Portfolio - Initial Class             1,570  13.22       20,765       6.24%        1.45%     -10.04%
3   Fidelity VIP Asset Manager
      Portfolio - Initial Class           634,620  13.26    8,415,280       4.33%        1.40%     -10.00%
2   Fidelity VIP Contrafund Portfolio
      - Initial Class                         125  11.33        1,412       0.99%        1.45%     -10.66%
3   Fidelity VIP Contrafund Portfolio
      - Initial Class                     303,636  11.36    3,449,014       0.89%        1.40%     -10.61%
2   Fidelity VIP Growth Portfolio -
      Initial Class                            79  12.15          955       0.32%        1.45%     -31.11%
3   Fidelity VIP Growth Portfolio -
      Initial Class                       562,462  12.18    6,851,466       0.27%        1.40%     -31.08%
2   Fidelity VIP High Income Portfolio
      - Initial Class                       1,170   8.61       10,080      14.07%        1.45%       1.95%
3   Fidelity VIP High Income Portfolio
      - Initial Class                     201,717   8.64    1,742,374      11.57%        1.40%       2.01%


                                   VA I - 65

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2002 are as follows:

                                                  Unit                  Investment     Expense    Total
Sub-accounts                              Units   Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ----------- ---------------- --------- ----------
3   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class           453,606 $15.07 $ 6,837,666       4.53%        1.40%       8.81%
2   Fidelity VIP Money Market
      Portfolio - Initial Class               434  12.43       5,396       0.59%        1.45%       0.23%
3   Fidelity VIP Money Market
      Portfolio - Initial Class           726,516  12.46   9,055,451       1.67%        1.40%       0.28%
3   Fidelity VIP Overseas Portfolio -
      Initial Class                        54,714   9.03     493,984       0.82%        1.40%     -21.39%
1   Mercury HW International VIP
      Portfolio                           160,731   8.29   1,332,414       3.90%        1.40%     -12.77%
2   Mercury HW International VIP
      Portfolio                             8,846   8.27      73,196       3.70%        1.45%     -12.81%
1   Merrill Lynch American Balanced
      V.I. Fund - Class I                   1,178   8.24       9,702       2.84%        1.40%     -14.88%
1   Merrill Lynch Basic Value V.I.
      Fund - Class I                      497,628  11.78   5,860,891       0.93%        1.40%     -18.91%
2   Merrill Lynch Basic Value V.I.
      Fund - Class I                       55,754  11.75     654,963       0.95%        1.45%     -18.95%
1   Merrill Lynch Core Bond V.I. Fund
      - Class I                            43,626  12.67     552,875       4.57%        1.40%       8.05%
2   Merrill Lynch Core Bond V.I. Fund
      - Class I                             3,312  12.64      41,862       4.70%        1.45%       8.00%
1   Merrill Lynch Developing Capital
      Markets V.I. Fund - Class I          14,501   6.93     100,560       0.41%        1.40%     -11.49%
2   Merrill Lynch Developing Capital
      Markets V.I. Fund - Class I           3,987   6.92      27,579       0.40%        1.45%     -11.54%
1   Merrill Lynch Domestic Money
      Market V.I. Fund - Class I          111,621  11.56   1,290,531       1.58%        1.40%       0.07%
2   Merrill Lynch Domestic Money
      Market V.I. Fund - Class I              202  11.53       2,331       1.71%        1.45%       0.02%
1   Merrill Lynch Global Allocation
      V.I. Fund - Class I                  44,798   9.31     417,193       2.52%        1.40%      -9.42%
2   Merrill Lynch Global Allocation
      V.I. Fund - Class I                   9,014   9.29      83,728       2.93%        1.45%      -9.47%
1   Merrill Lynch Global Growth V.I.
      Fund - Class I                       99,535   5.89     585,938       0.11%        1.40%     -28.74%
2   Merrill Lynch Global Growth V.I.
      Fund - Class I                           --   5.88          --       0.00%        1.45%     -28.78%
1   Merrill Lynch High Current Income
      V.I. Fund - Class I                  64,194   9.02     579,027       9.90%        1.40%      -2.83%
2   Merrill Lynch High Current Income
      V.I. Fund - Class I                      --   9.00          --      14.83%        1.45%      -2.88%
1   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                      124,750   9.95   1,241,056       0.81%        1.40%     -18.14%
2   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                        3,140   9.92      31,156       0.81%        1.45%     -18.18%
1   Merrill Lynch Large Cap Growth
      V.I. Fund - Class I                  94,393   6.71     633,141       0.00%        1.40%     -24.46%
1   Merrill Lynch Natural Resources
      Fund                                     --  12.89          --       0.00%        1.40%      13.47%
2   Merrill Lynch Natural Resources
      Fund                                     --  12.86          --       0.00%        1.45%      13.50%
1   Merrill Lynch Utilities and
      Telecommunications V.I. Fund -
      Class I                              43,290   9.99     432,264       3.37%        1.40%     -19.90%
2   Merrill Lynch Utilities and
      Telecommunications V.I. Fund -
      Class I                                  37   9.96         366       2.18%        1.45%     -19.94%
1   Merrill Lynch Value Opportunities
      V.I. Fund - Class I                 127,179  12.58   1,599,971       0.00%        1.40%     -24.82%
2   Merrill Lynch Value Opportunities
      V.I. Fund - Class I                  26,752  12.55     335,683       0.00%        1.45%     -24.86%
1   UBS U.S. Allocation Portfolio       1,567,327  11.12  17,421,847       0.81%        1.40%     -23.76%
2   UBS U.S. Allocation Portfolio         183,716  11.09   2,037,685       0.82%        1.45%     -23.80%
1   UIF Core Plus Fixed Income
      Portfolio - Class I                   4,077  10.54      42,977       3.37%        0.75%       6.52%
1   UIF Equity Growth Portfolio -
      Class I                               4,232   7.51      31,797       0.16%        0.75%     -28.40%
1   UIF Technology Portfolio - Class I      1,867   5.67      10,583       0.00%        0.75%     -49.35%
1   UIF Value Portfolio - Class I             463   8.30       3,837       0.59%        0.75%     -22.74%
3   Van Eck Worldwide Emerging Markets
      Fund                                 85,796   6.32     542,588       0.17%        1.40%      -4.25%
3   Van Eck Worldwide Hard Assets Fund     25,846   7.45     192,486       0.87%        1.40%      -4.19%
1   Vanguard 500 Index Fund                   868   7.87       6,829       1.47%        0.75%       0.00%
1   Vanguard LifeStrategy Conservative
      Growth Fund                           3,429   9.36      32,093       1.97%        0.75%       0.00%
1   Vanguard LifeStrategy Growth Fund       1,380   8.35      11,516       1.54%        0.75%       0.00%
1   Vanguard LifeStrategy Income Fund       2,050   9.89      20,288       2.92%        0.75%       0.00%
1   Vanguard Prime Money Market Fund          569  10.06       5,721       0.97%        0.75%       0.00%
1   Vanguard PRIMECAP Fund                    296   7.53       2,230       1.21%        0.75%       0.00%


                                   VA I - 66

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2002 are as follows:

                                              Unit   Net      Investment     Expense    Total
Sub-accounts                            Units Value Assets Income Ratio (a) Ratio (b) Return (c)
------------                            ----- ----- ------ ---------------- --------- ----------
1   Vanguard U.S. Growth Fund            593  $7.14 $4,230       0.40%        0.75%      0.00%
1   Vanguard Wellington Fund             287   8.96  2,573       2.77%        0.75%      0.00%
1   Vanguard Windsor Fund                294   7.68  2,258       1.54%        0.75%      0.00%

--------
Footnotes

1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and GIVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3  Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
6  Vanguard SPIA product.
7  Variable Annuity product.

(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-account invest.

(b) These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the year ended December 31, 2002, no total return was calculated if the Sub-account became an available investment option during the year. For the years ended December 31, 2006, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*  Fund name changes.

2004

.. Effective April 29, 2004, UBS Series Trust Tactical Allocation Portfolio changed its name to UBS U.S. Allocation Portfolio.

.. Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.

.. Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.

.. Effective July 30, 2004, Delaware VIP Large Cap Value Series changed its name to Delaware VIP Value Series.

.. Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.

2005

..  Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.

.. Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A and AllianceBernstein Premier Growth Portfolio - Class B changed its name

..  to AllianceBernstein Large Cap Growth Portfolio - Class A and
   AllianceBernstein Large Cap Growth Portfolio - Class B, respectively.

.. Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio - Class A changed its name to AllianceBernstein Small/Mid Cap Value Portfolio -

   Class A.

..  Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and
   AllianceBernstein Technology Portfolio - Class B changed its name

..  to AllianceBernstein Global Technology Portfolio - Class A and
   AllianceBernstein Global Technology Portfolio - Class B, respectively.


                                   VA I - 67

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

Footnotes - Continued

*   Fund name changes.

2006

..  Effective February 1, 2006, AllianceBernstein International Portfolio -
   Class A changed its name to AllianceBernstein International Research

..  Growth Portfolio - Class A.

..  Effective February 1, 2006, AllianceBernstein Total Return Portfolio - Class
   A changed its name to AllianceBernstein Balanced Shares Portfolio - Class A.

..  Effective February 1, 2006, AllianceBernstein Worldwide Privatization
   Portfolio - Class A changed its name to AllianceBernstein International

   Growth Portfolio - Class A.

.. Effective October 2, 2006, Mercury funds changed their names to Black Rock funds.

.. Effective October 2, 2006, Mercury Core Bond V.I. Fund - Class I changed its name to BlackRock Bond V.I. Fund - Class I.

.. Effective October 2, 2006, Mercury Domestic Money Market V.I. Fund - Class I changed its name to BlackRock Money Market V.I. Fund - Class I.

.. Effective October 2, 2006, Mercury High Current Income V.I. Fund - Class I changed its name to BlackRock High Income V.I. Fund - Class I.

                                   VA I - 68

                          AIG LIFE INSURANCE COMPANY
                   (an indirect, wholly-owned subsidiary of
                      American International Group, Inc.)



                   REPORT ON AUDITS OF FINANCIAL STATEMENTS

             FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                     PricewaterhouseCoopers LLP
                                                     Suite 2900
                                                     1201 Louisiana
                                                     Houston, TX 77002-5678
                                                     Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Shareholders' and Board of Directors of AIG Life Insurance Company:

In our opinion, the accompanying balance sheet as of December 31, 2006 and 2005 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc. at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

Houston, Texas
April 27, 2007

                          AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEET
                                (in thousands)

                                               December 31, December 31,
                                                   2006         2005
                                               ------------ ------------
Assets

Investments:
   Fixed maturities available for sale, at
     fair value (cost: 2006 - $6,935,990;
     2005 - $8,410,382)                        $ 7,219,295  $ 8,826,072
   Equity securities available for sale, at
     fair value (cost: 2006 - $5,894; 2005 -
     $24,094)                                        6,847       27,434
   Mortgage loans on real estate                   521,781      514,343
   Policy loans                                    189,739      201,568
   Derivative assets, at fair value                 27,945       35,561
   Investment real estate                           21,067       16,282
   Other invested assets                            51,232       20,702
   Short-term investments                           54,316       31,463
   Security lending collateral                   1,763,624    1,666,201
                                               -----------  -----------
   Total investments                             9,855,846   11,339,626

Cash                                                   176        9,556
Investment income due and accrued                   99,165      123,194
Reinsurance assets                                 126,374      136,369
Deferred acquisition costs                         205,679      244,233
Premium and insurance balances receivable           28,564       34,626
Amounts due from related parties                     9,305        4,431
Other assets                                        12,067        6,112
Assets held in separate accounts                 3,132,390    3,123,472
                                               -----------  -----------
   Total assets                                $13,469,566  $15,021,619
                                               ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEET
                     (in thousands, except share amounts)

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
Liabilities

   Policyholders' contract deposits                   $ 4,667,995  $ 6,170,747
   Future policy benefits for life and accident
     and health insurance contracts                     2,427,846    2,393,263
   Reserve for unearned premiums                           26,301       28,401
   Policy and contract claims                             125,700      135,671
   Income taxes payable                                    65,678      145,849
   Derivative liabilities, at fair value                   16,091       10,429
   Amounts due to related parties                          89,491       71,897
   Other liabilities                                       43,618       22,709
   Liabilities related to separate accounts             3,132,390    3,123,472
   Security lending payable                             1,763,624    1,666,201
                                                      -----------  -----------
       Total liabilities                               12,358,734   13,768,639
                                                      -----------  -----------
Shareholders' equity

   Series A preferred stock, $100,000 par value;
     0 and 1,000 shares authorized, issued and
     outstanding, respectively                                 --      100,000
   Common stock, $5 par value; 1,000,000 shares
     authorized; 976,703 issued and outstanding             4,884        4,884
   Additional paid-in capital                             302,283      302,283
   Accumulated other comprehensive income                 181,441      253,676
   Retained earnings                                      622,224      592,137
                                                      -----------  -----------
       Total shareholders' equity                       1,110,832    1,252,980
                                                      -----------  -----------
Total liabilities and shareholders' equity            $13,469,566  $15,021,619
                                                      ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                              STATEMENT OF INCOME
                                (in thousands)

                                                  Years ended December 31,
                                              --------------------------------
                                                2006       2005        2004
                                              --------  ----------  ----------
Revenues:
   Premiums and other considerations          $351,004  $  295,021  $  306,411
   Net investment income                       588,971     730,341     692,324
   Realized capital gains (losses)             (20,797)     (9,270)     22,430
                                              --------  ----------  ----------
       Total revenues                          919,178   1,016,092   1,021,165
                                              --------  ----------  ----------
Benefits and expenses:
  Policyholder benefits                        401,940     419,658     413,101
  Interest credited on policyholder
   contract deposits                           271,267     278,748     306,867
  Insurance acquisition and other
   operating expenses                          133,513     117,373     126,492
                                              --------  ----------  ----------
       Total benefits and expenses             806,720     815,779     846,460
                                              --------  ----------  ----------
Income before income taxes                     112,458     200,313     174,705
                                              --------  ----------  ----------
Income taxes:
   Current                                      14,286      83,956      67,265
   Deferred                                     14,371     (16,937)     (7,354)
                                              --------  ----------  ----------
   Total income tax expense                     28,657      67,019      59,911
                                              --------  ----------  ----------
Net income before cumulative effect of
  accounting change                             83,801     133,294     114,794
Cumulative effect of accounting change,
  net of tax                                        --          --      (6,911)
                                              --------  ----------  ----------
Net income                                    $ 83,801  $  133,294  $  107,883
                                              ========  ==========  ==========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF SHAREHOLDERS' EQUITY
                                (in thousands)

                                                 Years ended December 31,
                                            ----------------------------------
                                               2006        2005        2004
                                            ----------  ----------  ----------
Preferred Stock

Balance at beginning and end of year        $  100,000  $  250,000  $  250,000
Shares redeemed                               (100,000)   (150,000)         --
                                            ----------  ----------  ----------
Balance at end of year                              --     100,000     250,000
                                            ----------  ----------  ----------
Common stock

Balance at beginning and end of year             4,884       4,884       4,884
                                            ----------  ----------  ----------
Additional paid-in capital

Balance at beginning and end of year           302,283     302,283     302,283
                                            ----------  ----------  ----------
Accumulated other comprehensive income
Balance at beginning of year                   253,676     388,716     349,823
Other comprehensive income                     (72,235)   (135,040)     38,893
                                            ----------  ----------  ----------

Balance at end of year                         181,441     253,676     388,716
                                            ----------  ----------  ----------
Retained earnings
Balance at beginning of year                   592,137     519,911     423,753
Net income                                      83,801     133,294     107,883
Dividends to shareholders'                     (53,714)    (61,068)    (11,725)
                                            ----------  ----------  ----------
Balance at end of year                         622,224     592,137     519,911
                                            ----------  ----------  ----------
   Total shareholders' equity               $1,110,832  $1,252,980  $1,465,794
                                            ==========  ==========  ==========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                                (in thousands)

                                                Years ended December 31,
                                         -------------------------------------
                                             2006         2005         2004
                                         -----------  -----------  -----------
Cash flows from operating activities:
   Net income                            $    83,801  $   133,294  $   107,883
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
   Change in insurance reserves               22,511       46,482       50,916
   Change in accounting principles                --           --        6,911
   Interest credited to policyholder
     contracts                               271,267      278,748      306,867
   Realized capital (gains) losses            20,797        9,270      (22,430)
   Amortization of premiums and
     discounts on securities                 (15,367)     (12,977)     (33,678)
Change in:
   Change in premiums and insurance
     balances receivable and payable -
     net                                       8,047       36,228        5,976
   Change in other policyholders'
     contracts                               154,354      237,287     (107,347)
   Change in reinsurance assets                9,995      (17,400)       4,530
   Change in deferred policy
     acquisition costs                        60,019       56,583       63,458
   Change in investment income due and
     accrued                                  24,029       19,243        5,031
   Change in income taxes - net              (37,626)     (14,934)         (83)
   Change in reserves for commissions,
     expenses and taxes                        2,478       (4,820)       2,002
   Change in other assets and
     liabilities - net                        22,690      (33,564)      23,593
                                         -----------  -----------  -----------
Net cash provided by operating
  activities                                 626,995      733,440      413,629

Cash flows from investing activities:
   Sale of fixed maturities                3,665,292    4,741,528    3,106,933
   Redemptions and maturities of fixed
     maturities                              672,855      864,169      716,121
   Sale of equity securities                 113,037       38,079        1,409
   Sale of real estate                         2,621           --           --
   Purchase of fixed maturities           (2,855,656)  (4,792,066)  (3,809,615)
   Purchase of equity securities            (112,911)     (59,147)      (3,153)
   Purchase of real estate                    (6,053)      (2,925)      (1,319)
   Mortgage loans funded                     (59,592)    (121,088)     (72,181)
   Repayments of mortgage loans               52,593       92,172       48,547
   Change in policy loans                     11,829       52,880        7,460
   Change in short-term investments          (22,853)       9,203      (20,260)
   Sales or distributions of other
     invested assets                          11,024       93,083       24,229
   Investments in other invested assets      (33,348)      (1,497)       1,871
   Change in security lending
     collateral                              (97,423)    (358,862)     252,104
   Other - net                                 6,874      (77,858)       6,330
                                         -----------  -----------  -----------
Net cash provided by investing
  activities                               1,348,289      477,671      258,476

Cash flows from financing activities:
   Deposits on policyholder contracts        124,188      123,760      149,355
   Withdrawals on policyholder
     contracts                            (2,052,561)  (1,485,371)    (635,369)
   Change in security lending payable         97,423      358,862     (252,104)
   Dividends to shareholders'                (53,714)     (61,068)     (11,725)
   Capital contribution from parent               --           --       90,000
   Redemption of preferred stock            (100,000)    (150,000)          --
                                         -----------  -----------  -----------
Net cash used in financing activities     (1,984,664)  (1,213,817)    (659,843)
                                         -----------  -----------  -----------
Change in cash                                (9,380)      (2,706)      12,262
Cash at beginning of period                    9,556       12,262           --
                                         -----------  -----------  -----------
Cash at end of year                              176        9,556       12,262
                                         ===========  ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                                (in thousands)

                                                       Years ended December 31,
                                                       -----------------------
                                                        2006     2005    2004
                                                       -------  ------- -------
Supplemental Cash Flow Information

   Income taxes paid                                   $68,064  $81,990 $55,704
                                                       =======  ======= =======

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                       STATEMENT OF COMPREHENSIVE INCOME
                                (in thousands)

                                                   Years ended December 31,
                                                ------------------------------
                                                   2006       2005      2004
                                                ---------  ---------  --------
Comprehensive income

Net income                                      $  83,801  $ 133,294  $107,883

Other comprehensive income

Change in net unrealized appreciation
  (depreciation) of investments - net of
  reclassifications                              (114,258)  (208,992)   61,570
Deferred income tax benefit (expense) on above
  changes                                          42,023     73,952   (22,677)
                                                ---------  ---------  --------
Other comprehensive income                        (72,235)  (135,040)   38,893
                                                ---------  ---------  --------
Comprehensive income (loss)                     $  11,566  $  (1,746) $146,776
                                                =========  =========  ========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. Nature of Operations

   AIG Life Insurance Company (the "Company") is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed and variable annuities, terminal funding annuities, immediate annuities, variable universal life polices, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York.

2. Summary of Significant Accounting Policies

   (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

       The company performed a migration of certain blocks of reserves from various legacy valuation systems to a new valuation system as of December 31, 2006, representing approximately $6.1 billion of reserves. The new system has the capability to refine estimates to a greater degree than previously possible using the older systems. The conversion resulted in an increase in GAAP reserves and a net decrease to 2006 pre-tax earnings of $8.9 million.

   (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2006. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                2006     2005     2004
                                              -------- -------- --------
       Statutory net income                   $108,706 $151,166 $131,585
       Statutory capital and surplus          $569,988 $635,980 $739,951

       The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without

                          AIG LIFE INSURANCE COMPANY

2. Summary of Significant Accounting Policies - (continued):

   (b) Statutory Accounting - (continued):

       consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

   (c) Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

   (d) Investments:

       (i)    Cash and Short-term Investments

              Cash and short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, and have maturities of greater than three months and less than one year at the date of acquisition. Such highly liquid investments with original maturities of three months or less are classified as cash equivalents. Investments with original maturities of greater than three months are classified as short-term.

       (ii)   Fixed Maturity and Equity Securities

              Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2006 and 2005. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholders' equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

              Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the

                          AIG LIFE INSURANCE COMPANY

   (d) Investments - (continued):

       contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

       The Company regularly evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investment.

       In general, a security is considered a candidate for impairment if it meets any of the following criteria:

           . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer).

           . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or
              (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims.

           . In the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

       Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

       (iii)  Mortgage Loans

              Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2006 and 2005.

              Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accrual of discount. Interest on non-performing mortgage loans is recorded as income when received.

                          AIG LIFE INSURANCE COMPANY

       Investments - (continued):

       (iv)   Policy Loans

              Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

       (v)    Real Estate

              Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

       (vi)   Other Invested Assets

              Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. Included in partnerships are preferred equity investments in partially owned companies. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

       (vii)  Securities Lending Collateral and Securities Lending Payable

              Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. The fair values of securities pledged under the securities lending agreement were $1.7 and $1.6 billion as of December 31, 2006 and 2005, which represents securities included in bonds, notes and redeemable preferred stocks available for sale in the balance sheet at the respective balance sheet dates. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

                          AIG LIFE INSURANCE COMPANY

       Investments - (continued):

       (viii) Dollar Roll Agreements

              Throughout the year, the Company may enter into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the balance sheet in other liabilities. At December 31, 2006 and 2005, the Company had no dollar roll agreements outstanding.

       (ix)   Derivatives

              The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value.

              Statement of Financial Accounting Standards No. 133 - "Accounting for Derivative Instruments and Hedging Activities" (FAS 133) requires that third-party derivatives used for hedging must be specifically matched with the underlying exposures to an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

   (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews for recoverability the carrying amounts of DAC on at least an annual basis.

                          AIG LIFE INSURANCE COMPANY

       Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are immediately charged to expense in the period such determination is made.

       With respect to the Company's variable universal life and variable annuity contracts, the assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

       DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

   (f) Income Taxes: Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

       A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

   (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company

                          AIG LIFE INSURANCE COMPANY
       for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

       Premiums for traditional whole life and term life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

       For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

       Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

   (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

   (i) Separate Accounts: Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain policies. Each separate account has specific investment objectives, and the assets are carried at fair value. The assets of each separate account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

   (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (1) the policyholder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account

                          AIG LIFE INSURANCE COMPANY
       balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the statements of income.

       The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

   (k) Reinsurance: The Company generally limits its exposure to loss on any single insured to $5.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

       Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

   (l) Recently Issued Accounting Standards: In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-1. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for guaranteed minimum death benefits related to variable annuity contracts and modify certain disclosures and financial statement presentations for these products (see Note 6).

       SOP 03-1 also requires that variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with

                          AIG LIFE INSURANCE COMPANY

       Recently Issued Accounting Standards - (continued):

       an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The adoption of SOP 03-1 did not have a material impact on the Company's separate accounts.

       FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Emerging Issue Task Force Issue
       No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on the Company's financial condition or results of operations.

       In December 2004, the FASB issued FAS No. 123 (revised 2004) "Share-Based Payment" ("FAS 123R"). FAS 123R replaces FAS No. 123, "Accounting for Stock-based Compensation," ("FAS 123") and supersedes Accounting Principles Board Opinion No. 25 ("APB 25"), "Accounting for Stock Issued to Employees". FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistently with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, is not presented herein. AIG adopted the provisions of the revised FAS 123R and its related interpretive guidance on January 1, 2006. The impact of adopting FAS 123R was not material to the financial condition or results of operations of the Company.

                          AIG LIFE INSURANCE COMPANY

       Recently Issued Accounting Standards - (continued):

       On April 13, 2006, the FASB issued FSP FIN 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FSP FIN 46(R)-6"). FSP FIN 46(R)-6 affects the identification of which entities are variable interest entities through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities with which the Company becomes involved. The new requirements need not be applied to entities that have previously been analyzed under FIN 46(R) unless a reconsideration event occurs. The adoption of this guidance did not have a material effect on the Company's financial condition or results of operations.

       On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option" ("Issue B38"). This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") paragraph 9(a). The effective date of the implementation guidance is January 1, 2006.

       On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor" ("Issue B39"). The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006.

                          AIG LIFE INSURANCE COMPANY

       Recently Issued Accounting Standards - (continued):

       On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"), an amendment of FAS 140 and FAS 133. FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date.

       In January 2007, the FASB issued FAS 133 Implementation Issue No. B40, "Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in prepayable Financial Assets" ("Issue B40"). Issue B40 provides guidance for when prepayment risk needs to be considered in determining whether mortgage-backed and other asset-backed securities contain an imbedded derivative requiring bifurcation.

   (m) Future Application of Accounting Standards: On September 19, 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance but the company does not expect the implementation of SOP 05-1 to have a material effect on its financial condition or results of operations.

       On July 13, 2006, the FASB issued FASB Interpretation 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the

                          AIG LIFE INSURANCE COMPANY

       Future Application of Accounting Standards:

       cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings.

       In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

       In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which directly depends on the nature and extent of eligible items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

3. Investment Information

   (a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                              Years ended December 31,
                                            ----------------------------
                                              2006      2005      2004
                                            --------  --------  --------
       Fixed maturities                     $528,726  $623,193  $629,928
       Equity securities                       1,023       662        13
       Mortgage loans                         29,559    33,524    33,470
       Policy loans                           14,146    16,485    18,285
       Cash and short-term investments         2,633     3,368       673
       Other long-term investments            18,663    58,278    16,349
                                            --------  --------  --------
          Total investment income            594,750   735,510   698,718

       Investment expenses                    (5,779)   (5,169)   (6,394)
                                            --------  --------  --------
          Net investment income             $588,971  $730,341  $692,324
                                            ========  ========  ========

                          AIG LIFE INSURANCE COMPANY

   (b) Investment Gains and Losses: The net realized capital gains (losses) of investments for 2006, 2005 and 2004 are summarized below (in thousands):

                                             Years Ended December 31,
                                           ----------------------------
                                             2006      2005      2004
                                           --------  --------  --------
       Bonds, notes and redeemable
         preferred stocks available for
         sale
          Realized gains                   $ 47,633  $67, 166  $ 59,556
          Realized losses                   (50,997)  (47,172)  (48,902)

       Common and non-redeemable
         preferred stocks
          Realized gains                      2,974     1,947       422
          Realized losses                      (356)   (3,907)       --

       Derivatives
          Realized gains                      4,387        --    33,517
          Realized losses                        --   (10,637)       --

       Other long-term investments
          Realized gains                         80        --        --
          Realized losses                        --    (1,378)   (8,806)

       Impairment writedowns                (24,518)  (15,289)  (13,357)
                                           --------  --------  --------

       Total net realized investment
         gains(losses) before taxes        $(20,797) $ (9,270) $ 22,430
                                           ========  ========  ========

   (c) The change in unrealized appreciation (depreciation) of investments for 2006, 2005 and 2004 are summarized below (in thousands):

                                              Years Ended December 31,
                                            -----------------------------
                                               2006       2005     2004
                                            ---------  ---------  -------
         Fixed maturities                   $(132,385) $(256,889) $49,069
         Equity securities                     (2,387)       855    1,775
         Deferred acquisition costs            21,465     47,042   10,726
         Other invested assets                   (951)        --       --
                                            ---------  ---------  -------
      Change in net unrealized appreciation
         (depreciation) of investments      $(114,258) $(208,992) $61,570
                                            =========  =========  =======

                          AIG LIFE INSURANCE COMPANY

       The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006 and 2005 (In thousands).

                                                   Less than 12 months   12 Months or More          Total
                                                  --------------------- ------------------- ---------------------
                                                    Fair     Unrealized  Fair    Unrealized   Fair     Unrealized
                                                    Value      Losses    Value     Losses     Value      Losses
                 (In thousands)                   ---------- ---------- -------- ---------- ---------- ----------
At December 31, 2006:
U.S. Government & government agencies             $    5,469  $    77   $  1,163  $     5   $    6,632  $    82
Foreign Government                                     1,977      233         --       --        1,977      233
States, municipalities and political subdivisions     12,378      122        745        8       13,123      130
Mortgage Backed Securities                           306,971    5,693    379,778   15,819      686,749   21,512
All other corporate                                  849,437   18,510    606,131   29,355    1,455,568   47,865
Equity Securities                                        701      481         --       --          701      481
                                                  ----------  -------   --------  -------   ----------  -------
   Total                                          $1,176,933  $25,116   $987,817  $45,187   $2,164,750  $70,303
                                                  ==========  =======   ========  =======   ==========  =======

                          AIG LIFE INSURANCE COMPANY

                                                   Less than 12 months   12 Months or More          Total
                                                  --------------------- ------------------- ---------------------
                                                    Fair     Unrealized  Fair    Unrealized   Fair     Unrealized
                                                    Value      Losses    Value     Losses     Value      Losses
                 (In thousands)                   ---------- ---------- -------- ---------- ---------- ----------
At December 31, 2005:
U.S. Government & government agencies             $    8,206  $   735   $     --  $    --   $    8,206  $   735
Foreign Government                                    11,652      911         --       --       11,652      911
States, municipalities and political subdivisions        744       10      4,787      213        5,531      223
Mortgage Backed Securities                           715,928   18,175     23,781    2,084      739,709   20,259
All other corporate                                1,316,113   31,305    197,966   17,926    1,514,079   49,231
Equity Securities                                     19,464      878         --       --       19,464      878
                                                  ----------  -------   --------  -------   ----------  -------
   Total                                          $2,072,107  $52,014   $226,534  $20,223   $2,298,641  $72,237
                                                  ==========  =======   ========  =======   ==========  =======

       As of December 31, 2006, the Company held 393 individual bonds and 1 stock investment that were in an unrealized loss position, of which no individual investments (bonds) were in an unrealized loss position continuously for 12 months or more.

       The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2006, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

                          AIG LIFE INSURANCE COMPANY

   (d) Amortized Cost and Fair Value of Fixed Maturities and Equity Securities:
       The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2006 and 2005 are as follows (in thousands):

                                                                         Gross      Gross
                                                            Amortized  Unrealized Unrealized   Fair
2006                                                          Cost       Gains      Losses     Value
----                                                        ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Government and government agencies and authorities  $   52,214  $  9,049   $    82   $   61,181
   Foreign Governments                                         111,134    10,645       233      121,546
   States, municipalities and political subdivisions            13,555        10       130       13,435
   Mortgage-backed securities                                1,240,417    16,959    21,512    1,235,864
   All other corporate                                       5,518,670   316,464    47,865    5,787,269
                                                            ----------  --------   -------   ----------
Total fixed maturities                                      $6,935,990  $353,127   $69,822   $7,219,295
                                                            ==========  ========   =======   ==========
Equity securities                                           $    5,894  $  1,434   $   481   $    6,847
                                                            ==========  ========   =======   ==========

                                                                         Gross      Gross
                                                            Amortized  Unrealized Unrealized   Fair
2005                                                          Cost       Gains      Losses     Value
----                                                        ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Government and government agencies and authorities  $   54,045  $ 10,812   $   735   $   64,122
   Foreign Governments                                         112,360    12,144       911      123,593
   States, municipalities and political subdivisions            18,533       391       223       18,701
   Mortgage-backed securities                                1,323,126    23,343    20,259    1,326,210
   All other corporate                                       6,902,318   440,359    49,231    7,293,446
                                                            ----------  --------   -------   ----------
Total fixed maturities                                      $8,410,382  $487,049   $71,359   $8,826,072
                                                            ==========  ========   =======   ==========
Equity securities                                           $   24,094  $  4,218   $   878   $   27,434
                                                            ==========  ========   =======   ==========

                          AIG LIFE INSURANCE COMPANY

       The amortized cost and fair value of fixed maturities, available for sale at December 31, 2006, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Amortized    Fair
                                                    Cost       Value
                                                  ---------- ----------
        Fixed maturity securities, excluding
          mortgage - backed securities:
           Due in one year or less                $  128,874 $  129,751
           Due after one year through five years 918,736 954,603 Due after five years through ten
             years                                 1,502,037  1,541,391
           Due after ten years                     3,145,926  3,357,686
        Mortgage-backed securities                 1,240,417  1,235,864
                                                  ---------- ----------
           Total fixed maturity securities        $6,935,990 $7,219,295
                                                  ========== ==========

   (e) Net Unrealized Gains (Losses) on Fixed Maturities and Equity Securities:
       Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                          2006       2005       2004
                                        --------  ---------  ---------
         Gross unrealized gains         $354,561  $ 491,267  $ 717,908
         Gross unrealized losses         (70,303)   (72,237)   (42,844)
         Other Invested Assets              (951)        --         --
         Deferred policy acquisition
           costs                          (4,168)   (25,633)   (72,675)
         Deferred income tax expense     (97,698)  (139,721)  (213,673)
                                        --------  ---------  ---------
         Net unrealized gains on
           securities                   $181,441  $ 253,676  $ 388,716
                                        ========  =========  =========

   (f) Fixed Maturities Below Investment Grade: At December 31, 2006 and 2005, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $547,145,000 and $642,779,000, respectively, and an aggregate market value of $589,938,000 and $669,847,000, respectively.

   (g) Non-income Producing Assets: Non-income producing assets were insignificant to the Company's statement of income.

   (h) Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2006.

   (i) Statutory Deposits: Securities with a carrying value of $3,347,000 and $3,390,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2006 and 2005, respectively.

                          AIG LIFE INSURANCE COMPANY

   (j) Mortgage Loans: At December 31, 2006, mortgage loans were collateralized by properties primarily located in nine geographic areas, with loans totaling approximately 35% of the aggregate carrying value of the portfolio secured by properties located in the Mid-Atlantic region, 23% in the Pacific region and 16% in the South Atlantic region, 7% in the E. South Central region, 6% in the W. North Central, E. North Central, and the New England region. No more than 3% of the portfolio was secured by properties in any other single geographic region.

       At December 31, 2006, the type of property collateralizing the mortgage loan portfolio was approximately 42% for office, 15% for retail and multi-family, 12% for industrial, 10% for hotel, and 3% for other and mobile homes.

4. Deferred Policy Acquisition Costs

       The following reflects deferred policy acquisition costs which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                             Years ended December 31,
                                           ----------------------------
                                             2006      2005      2004
                                           --------  --------  --------
       Balance at beginning of year        $244,233  $253,774  $307,178
       Acquisition costs deferred            10,935     8,961    10,254
       Amortization charged to income and
         interest                           (75,508)  (56,173)  (69,931)
       Effect of realized gains(losses)       4,555    (9,371)   (6,412)
       Effect of net unrealized
         gains(losses)                       21,465    47,042    10,726
                                           --------  --------  --------
       Balance at end of year              $205,679  $244,233  $253,774
                                           ========  ========  ========

       The Company revises future DAC assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. In 2006, DAC amortization was decreased by $10.7 million due to a DAC unlocking of deferred annuities products.

..

                          AIG LIFE INSURANCE COMPANY

5. Policyholder Contract Deposits and Future Policy Benefits

   (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2006 and 2005 follows (in thousands):

                                                       2006       2005
                                                    ---------- ----------
      Policyholder contract deposits:
         Annuities                                  $2,166,929 $3,406,323
         Universal life                                310,564    474,715
         Guaranteed investment contracts ("GICs")      513,851    628,065
         Corporate-owned life insurance              1,648,981  1,629,800
         Other contract deposits                        27,670     31,844
                                                    ---------- ----------
                                                    $4,667,995 $6,170,747
                                                    ========== ==========

                                                       2006       2005
                                                    ---------- ----------
      Future policy benefits:
      Ordinary life                                 $   53,588 $   49,917
      Group life                                        17,347     17,090
      Life contingent annuities                      1,279,703  1,184,716
      Terminal funding                                 944,282  1,021,846
      Accident and health                              132,926    119,694
                                                    ---------- ----------
                                                    $2,427,846 $2,393,263
                                                    ========== ==========

   (b) The liability for policyholder contract deposits has been established based on the following assumptions:

       (i) Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0 percent to 6.5 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from 6 percent grading to zero over a period of zero to 7 years.

       (ii) Domestically, GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 2.8 percent to 6.5 percent and maturities range from 2 to 6 years. The average maturity of these GICs is 3 years.

       (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2006 was 5.2 percent.

       (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.5 percent to 6.5 percent and guarantees ranging from 3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 3.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

   (c) The liability for future policy benefits has been established based upon the following assumptions:

       (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 11.2 percent and grade to not less than 1.8 percent.

                          AIG LIFE INSURANCE COMPANY

       (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 4.1 percent.

6. Reserves For Guaranteed Benefits:

       Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2006 and 2005 were as follows:

                                                Return of Net Deposits Plus a
                                                       Minimum Return
                                                    (dollars in millions)
                                                -----------------------------
                                                    2006           2005
                                                ------------    ------------
       Account value                                  $1,754         $2,040
       Net amount at risk /(a)/                           62             88
       Average attained age of contract holders           69             65
       Range of GMDB increase rates /(b)/       0.00%-10.00%   0.00%-10.00%
--------
/(a)/ Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
/(b)/ Reinsured with top rated companies

       The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the balance sheet:

                                                      Years ended December 31
                                                          (in thousands)
                                                      -----------------------
                                                        2006        2005
                                                       -------     -------
        Balance at January 1                          $   400     $   352
        Guaranteed benefits incurred                    4,425       5,427
        Guaranteed benefits paid                       (4,425)     (5,379)
                                                       -------     -------
        Balance at December 31                        $   400     $   400
                                                       -------     -------

       The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2006 and 2005:

           . Data used was 1,000 stochastically generated investment performance scenarios.

           .  Mean investment performance assumption was 10%.

           .  Volatility assumption was 16%.

           .  Mortality was assumed to be 87.5% of the 1983a table.

           . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 15%.

           .  The discount rate was 8%.

                          AIG LIFE INSURANCE COMPANY

7. Income Taxes

   (a) Income tax liabilities were as follows (in thousands):

                                                     Years ended December 31,
                                                     -----------------------
                                                        2006         2005
                                                      ---------   ---------
     Current tax receivables                         $  57,925    $   5,406
     Deferred tax liabilities                         (123,603)    (151,255)
                                                      ---------   ---------
            Income taxes payable                     $ (65,678)   $(145,849)
                                                      =========   =========

       The components of deferred tax assets and liabilities were as follows (in thousands):

                                                   Years ended December 31,
                                                   -----------------------
                                                      2006         2005
                                                    ---------   ---------
          Deferred tax assets applicable to:
          Policy reserves                          $  25,694    $  26,915
          Basis differential of investments           23,120       42,374
          Other                                        3,827        6,721
                                                    ---------   ---------
          Total deferred tax assets                   52,641       76,010
                                                    ---------   ---------
       Deferred tax liabilities applicable to:
          Deferred policy acquisition costs           73,447       85,482
          Net unrealized appreciation on debt and
            equity securities available for sale      97,698      139,779
          State deferred tax liabilities               1,649           --
          Other                                        3,450        2,004
                                                    ---------   ---------
          Total deferred tax liabilities             176,244      227,265
                                                    ---------   ---------
       Net deferred tax liabilities                $(123,603)   $(151,255)
                                                    =========   =========

   (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $2.2 million of policyholders' surplus on which deferred tax liability has not been provided, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on these distributions. During 2005, the Company distributed cash dividends in excess of $61 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

                          AIG LIFE INSURANCE COMPANY

   (c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal tax rate to pretax income (loss) as a result of the following differences (in thousands):

                                               Years ended December 31,
                                              -------------------------
                                                2006     2005     2004
                                              -------  -------  -------
       Income tax expense at statutory
         percentage of GAAP pretax income
         (loss)                               $39,360  $70,110  $61,147
       State income tax                         1,905      385      315
       Dividends received deduction            (2,752)  (1,785)      --
       Prior year true-up                      (4,862)  (1,722)  (1,540)
       IRS audit settlements                   (4,994)      --       --
       Other                                       --      (31)     (11)
                                              -------  -------  -------
       Income tax expense                     $28,657  $67,019  $59,911
                                              =======  =======  =======

   (d) The Internal Revenue Service (IRS) is currently examining the Companys' tax return for the tax years 2000 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

       The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8. Commitments and Contingencies

       The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

       The Company had $75.6 million and $27.4 million of unfunded commitments for its investments in limited partnerships at December 31, 2006 and 2005, respectively.

       On February 9, 2006, American International Group, Inc. ("AIG") announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG

                          AIG LIFE INSURANCE COMPANY
       and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to provide its variable products. It is expected that a permanent exemption order will be granted, although there is no assurance the SEC will issue the order. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

       All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2006 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's results of operations and financial position.

9. Derivative Financial Instruments

   (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.

   (b) Interest Rate and Currency Swap Agreements: The Company uses interest rate swap agreements to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

       Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases. Swap agreements generally have terms of two to ten years.

       The difference between amounts paid and received on swap agreements involved in qualifying hedging relationships is recorded on an accrual basis as an adjustment to realized gains/losses over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

       The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

                          AIG LIFE INSURANCE COMPANY

       Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in thousands):

                                                        2006      2005
                                                      --------  --------
      Liability swaps

           Interest rate swap agreements to
             receive floating rate:
             Notional amount                          $256,949  $506,949
             Fair Value                                   (283)   (5,242)

         Currency swap agreements (receive
           Koruna dollars/pay U. S. dollars):
             Notional amount (in U.S. dollars)        $ 52,414  $ 52,414
             Fair Value                                 27,945    16,261

         Currency swap agreements (receive Euro
           dollars/pay U. S. dollars):
             Notional amount (in U.S. dollars)        $     --  $ 51,060
             Fair Value                                     --    19,802

      Asset Swaps:

         Currency swap agreements (receive U.S.
           dollars/pay Euro dollars):
             Notional amount (in U.S. dollars)        $ 15,810  $ 15,810
             Fair Value                                 (4,757)   (2,289)

         Currency swap agreements (receive U.S.
           dollars/pay British pounds):
             Notional amount (in U.S. dollars)        $ 40,000  $ 40,000
             Fair Value                                 (5,225)     (786)

         Currency swap agreements (receive U.S.
           dollars/pay Canadian dollars):
             Notional amount (in U.S. dollars)        $  7,273  $  7,273
             Fair Value                                 (1,922)   (1,944)

         Currency swap agreements (receive U.S.
           dollars/pay Australian dollars:
             Notional amount (in U.S. dollars)        $ 35,000  $ 35,000
             Fair Value                                 (3,904)     (168)

   (c) Risks Inherent In the Use of Derivatives:

       Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

       Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Company to prevent and detect such mismatches.

                          AIG LIFE INSURANCE COMPANY

10. Fair Value of Financial Instruments

   (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

       The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                               Carrying
       2006                                        Fair Value   Amount
       ----                                        ---------- ----------
       Assets
       Fixed maturities                             7,219,295  7,219,295
       Equity securities                                6,847      6,847
       Mortgage and policy loans                      713,877    711,520
       Investment real estate                          21,067     21,067
       Derivative assets                               27,945     27,945
       Other invested assets                           51,232     51,232
       Cash and short-term investments             $   54,492 $   54,492
       Variable Assets related to separate
         accounts                                   3,132,390  3,132,390
       Securities Lending collateral                1,763,624  1,763,624

       Liabilities
       Investment contracts                         2,431,806  2,505,162
       Derivative liabilities                          16,091     16,091
       Variable liabilities related to separate
         accounts                                   3,132,390  3,132,390
       Securities Lending Payable                   1,763,624  1,763,624

                          AIG LIFE INSURANCE COMPANY

                                                                Carrying
      2005                                          Fair Value   Amount
      ----                                          ---------- ----------
      Assets
      Fixed maturities                               8,826,072  8,826,072
      Equity securities                                 27,434     27,434
      Mortgage and policy loans                        728,502    715,911
      Derivative assets                                 35,561     35,561
      Investment real estate                            16,282     16,282
      Other invested assets                             20,702     20,702
      Cash and short-term investments               $   41,019 $   41,019
      Variable Assets related to separate accounts   3,123,472  3,123,472
      Securities Lending collateral                  1,666,201  1,666,201

      Liabilities
      Investment contracts                           3,889,916  4,065,953
      Derivative liabilities                            10,429     10,429
      Variable liabilities related to separate
        accounts                                     3,123,472  3,123,472
      Securities Lending Payable                     1,666,201  1,666,201

   (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

       Fixed maturity securities: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

       Equity securities: Fair values for equity securities were based upon quoted market prices.

       Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of policy loans were estimated to approximate carrying value.

       Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

                          AIG LIFE INSURANCE COMPANY

       Derivatives: Fair value of derivative liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

       Other invested assets: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

       Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

       Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

       Securities lending collateral/Securities lending payable: Carrying value is considered to be a reasonable estimate of fair value.

11. Shareholders' Equity:

   (a) The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 1,000 Series A preferred shares with a par value of $100,000 issued and outstanding at December 31, 2005. The holder of Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has no additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company. On September 26, 2006, the Company redeemed the remaining 1,000 shares of preferred stock. The redemption of $100,000,000 was paid to National Union Fire Insurance Company of Pittsburgh, an affiliate.

   (b) The Company may not distribute dividends to its Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were dividends paid in the amount of $53,713,722 and $61,068,750, in 2006 and 2005, respectively.

12. Employee Benefits

       Currently all the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

                          AIG LIFE INSURANCE COMPANY

13.Reinsurance

   (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

       The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                          Premiums and Other Considerations
                                          ---------------------------------
                                 Life              Accident
                             Insurance in            and
   2006                         Force       Life    Health  Annuity  Total
   ----                      ------------ -------  -------- ------- -------
   Direct                     44,604,113  170,352  314,575  171,926 656,853

      Assumed - Affiliated       593,193     (227)      --       --    (227)
                              ----------  -------  -------  ------- -------
   Total Assumed                 593,193     (227)      --       --    (227)

      Ceded - Nonaffiliated    9,558,353   46,140    2,367    4,619  53,126
      Ceded - Affiliated       3,609,122       88  252,408       -- 252,496
                              ----------  -------  -------  ------- -------
   Total Ceded                13,167,475   46,228  254,775    4,619 305,622
                              ----------  -------  -------  ------- -------
   Net                        32,029,831  123,897   59,800  167,307 351,004
                              ==========  =======  =======  ======= =======

                                           Premiums and Other Considerations
                                           --------------------------------
                                  Life              Accident
                              Insurance in            and
    2005                         Force      Life     Health  Annuity  Total
    ----                      ------------ -------  -------- ------- -------
    Direct                     36,797,482  169,270  324,970  116,108 610,348

       Assumed - Affiliated         5,111       --       --       --      --
                               ----------  -------  -------  ------- -------
    Total Assumed                   5,111       --       --       --      --

       Ceded - Nonaffiliated   10,107,158   38,110    2,622    5,098  45,830
       Ceded - Affiliated       3,689,646       47  269,450       -- 269,497
                               ----------  -------  -------  ------- -------
    Total Ceded                13,796,804   38,157  272,072    5,098 315,327
                               ----------  -------  -------  ------- -------
    Net                        23,005,789  131,113   52,898  111,010 295,021
                               ==========  =======  =======  ======= =======

                          AIG LIFE INSURANCE COMPANY

                                           Premiums and Other Considerations
                                           ---------------------------------
                                  Life              Accident
                              Insurance in            and
  2004                           Force       Life    Health  Annuity  Total
  ----                        ------------ -------  -------- ------- -------
  Direct                       36,527,437  163,299  365,337  140,710 669,346

     Assumed - Nonaffiliated           --     (113)      --       --    (113)
     Assumed - Affiliated          10,949      (49)      --       --     (49)
                               ----------  -------  -------  ------- -------
  Total Assumed                    10,949     (162)      --       --    (162)

     Ceded - Nonaffiliated     10,581,608   31,117    8,899    5,705  45,721
     Ceded - Affiliated         3,828,489      764  316,288       -- 317,052
                               ----------  -------  -------  ------- -------
  Total Ceded                  14,410,097   31,881  325,187    5,705 362,773
                               ----------  -------  -------  ------- -------
  Net                          22,128,289  131,256   40,150  135,005 306,411
                               ==========  =======  =======  ======= =======

   (b) Reinsurance recoveries, which reduced death and other benefits, approximated $212,487,000 and $231,679,000, respectively, for each of the years ended December 31, 2006 and 2005.

       The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14. Transactions with Related Parties

   (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2006 was $252,496,000 and $19,935,000 respectively. Premium income and commission ceded for 2005 amounted to $269,497,000 and $18,815,000, respectively. Premium income and commission ceded to affiliates amounted to $317,052,000 and $20,133,000, respectively, for the year ended December 31, 2004.

   (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2006, 2005 and 2004, the Company was charged $39,569,000, $30,578,000 and $26,601,000, respectively, for expenses attributed to the Company but incurred by affiliates.

   (c) National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an indirect wholly owned subsidiary of AIG, has provided notice of termination of the General Guarantee Agreement dated July 13, 1998 (the "Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will remain in effect for any policy, contract or certificate issued

                          AIG LIFE INSURANCE COMPANY
       prior to the Point of Termination until all insurance obligations under such contracts are satisfied in full. National Union's audited statutory financial statements are filed with the SEC as part of the Company's registration statements for its variable products.

   (d) In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

   (e) AIG has provided a Support Agreement to the Company to maintain a certain financial condition in order to enable the Company to issue its policies. The Support Agreement is for the benefit of the Company rather than its policyholders.

                     NATIONAL UNION FIRE INSURANCE COMPANY
                              OF PITTSBURGH, PA.

                               NAIC CODE: 19445

                     STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                     NATIONAL UNION FIRE INSURANCE COMPANY
                              OF PITTSBURGH, PA.

                     STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                               TABLE OF CONTENTS

Report of Independent Auditors............................................. 2

Statements of Admitted Assets.............................................. 3

Statements of Liabilities, Capital and Surplus............................. 4

Statements of Income and Changes in Capital and Surplus.................... 5

Statements of Cash Flow.................................................... 6

Notes to Statutory Basis Financial Statements.............................. 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of National Union Fire Insurance Company of Pittsburgh, PA.;

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, PA. (the Company) as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 26, 2007

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                         STATEMENTS OF ADMITTED ASSETS
                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2006 AND 2005
                                (000'S OMITTED)

As of December 31,                                        2006         2005
------------------                                    -----------  -----------
Cash and Invested Assets:
   Bonds, at amortized cost (NAIC market
     value: 2006 - $13,761,650; 2005 -
     $11,028,298)                                     $13,457,046  $10,806,319

   Stocks:
       Common stocks, at NAIC market value
         (Cost: 2006 - $2,793,116; 2005 -
         $2,760,045)                                    7,659,381    6,445,976
       Preferred stocks, primarily at NAIC
         market value (Cost: 2006 -
         $2,024,367; 2005 - $2,110,012)                 2,024,527    2,110,150
   Other invested assets, primarily at equity
     (Cost: 2006 - $1,149,519; 2005 -
     $978,354)                                          1,722,869    1,425,397
   Short-term investments, at amortized cost
     (approximates NAIC market value)                     149,788      168,815
   Securities lending collateral                            9,759       83,903
   Overdraft                                             (189,073)     (39,173)
                                                      -----------  -----------
          Total Cash and Invested Assets               24,834,297   21,001,387
                                                      -----------  -----------
Investment income due and accrued                         184,751      193,851
Agents' balances or uncollected premiums:
   Premiums in course of collection                       797,259      813,543
   Premiums and installments booked but
     deferred and not yet due                             392,636      375,130
   Accrued retrospective premiums                       1,695,633    1,337,834
Amounts billed and receivable from high
  deductible policies                                      80,613      110,142
Reinsurance recoverable on loss payments                  514,198      419,911
Funds held by or deposited with reinsurers                 14,456       25,026
Deposit accounting assets                                 854,511    1,410,584
Deposit accounting assets - funds held                     99,516      457,042
Federal and foreign income taxes recoverable
  from parent                                                  --      763,168
Net deferred tax assets                                   385,629      385,906
Receivable from parent, subsidiaries and
  affiliates                                              695,535      826,889
Equities in underwriting pools and
  associations                                            906,315      609,772
Other admitted assets                                     171,621      223,524
                                                      -----------  -----------
   Total Admitted Assets                              $31,626,970  $28,953,709
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS
                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2006 AND 2005
                   (000'S OMITTED EXCEPT SHARE INFORMATION)

As of December 31,                                                      2006         2005
------------------                                                  -----------  -----------
                            Liabilities

Reserves for losses and loss adjustment expenses                    $12,901,979  $11,786,300
Unearned premium reserves                                             4,403,870    4,291,224
Commissions, premium taxes, and other expenses payable                  188,909      120,205
Reinsurance payable on paid loss and loss adjustment expenses           325,207      261,712
Funds held by company under reinsurance treaties                        239,612      267,740
Provision for reinsurance                                               134,981      201,761
Ceded reinsurance premiums payable, net of ceding commissions           418,513      429,327
Retroactive reinsurance reserves - assumed                               24,533       34,720
Retroactive reinsurance reserves - ceded                                (64,687)     (68,657)
Deposit accounting liabilities                                          181,868      513,961
Deposit accounting liabilities - funds held                             742,591    1,062,338
Securities lending payable                                                9,759       83,903
Collateral deposit liability                                            647,179      533,851
Payable to parent, subsidiaries and affiliates                          295,246      886,989
Current Federal and foreign income taxes payable                        214,453           --
Payable for securities                                                  247,111      225,860
Other liabilities                                                       295,634      202,312
                                                                    -----------  -----------
   Total Liabilities                                                 21,206,758   20,833,546
                                                                    -----------  -----------
                        Capital and Surplus

Common capital stock, $5.00 par value, 1,000,000 shares authorized;
   895,750 shares issued and outstanding                                  4,479        4,479
Capital in excess of par value                                        2,694,092    2,694,092
Unassigned surplus                                                    7,669,024    5,349,702
Special surplus funds from retroactive reinsurance                       52,617       71,890
                                                                    -----------  -----------
   Total Capital and Surplus                                         10,420,212    8,120,163
                                                                    -----------  -----------
   Total Liabilities, Capital, and Surplus                          $31,626,970  $28,953,709
                                                                    ===========  ===========

               See Notes to Statutory Basis Financial Statements

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

            STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS
                                STATUTORY BASIS
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
                                (000'S OMITTED)

For the Years Ended December 31,                           2006        2005
--------------------------------                       -----------  ----------
              Statements of Income

Underwriting Income:
   Premiums earned                                     $ 7,701,201  $7,035,963
                                                       -----------  ----------
Underwriting Deductions:
   Losses incurred                                       4,645,657   5,207,675
   Loss adjustment expenses incurred                       827,234   1,138,284
   Other underwriting expenses incurred                  1,747,380   1,401,165
                                                       -----------  ----------
Total Underwriting Deductions                            7,220,271   7,747,124
                                                       -----------  ----------
Net Underwriting Income (Loss)                             480,930    (711,161)
                                                       -----------  ----------
Investment Income:
   Net investment income earned                            757,517     747,551
   Net realized capital gains (net of capital
     gains taxes: 2006 - $12,835; 2005 - $24,064)           40,370      44,691
                                                       -----------  ----------
Net Investment Gain                                        797,887     792,242
                                                       -----------  ----------
Net loss from agents' or premium balances
  charged-off                                              (52,526)   (153,838)
Other gain, net of dividends to policyholders               68,137      96,755
                                                       -----------  ----------
Net Income after Capital Gains Taxes and Before
  Federal Income Taxes                                   1,294,428      23,998
Federal income tax expense (benefit)                       173,573    (107,916)
                                                       -----------  ----------
       Net Income                                      $ 1,120,855  $  131,914
                                                       ===========  ==========
         Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous
  Year                                                 $ 8,120,163  $7,376,821
Adjustment to beginning surplus                           (157,094)   (205,585)
                                                       -----------  ----------
Capital and Surplus, as of January 1,                    7,963,069   7,171,236
                                                       -----------  ----------
Changes in Capital and Surplus:
   Net income                                            1,120,855     131,914
   Change in net unrealized capital gains [net of
     capital gains taxes: 2006 - $86,349; 2005 -
     $(18,068)]                                          1,381,471     697,684
   Change in net deferred income taxes                      33,752      46,237
   Change in non-admitted assets                          (158,503)    (88,388)
   Change in provision for reinsurance                      66,780     132,935
   Paid in surplus                                              --     199,830
   Cash dividends to stockholder                                --     (97,750)
   Foreign exchange translation                             12,788     (73,535)
                                                       -----------  ----------
       Total Changes in Capital and Surplus              2,457,143     948,927
                                                       -----------  ----------
Capital and Surplus, as of December 31,                $10,420,212  $8,120,163
                                                       ===========  ==========

               See Notes to Statutory Basis Financial Statements

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                            STATEMENTS OF CASH FLOW
                                STATUTORY BASIS
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
                                (000'S OMITTED)

 For the Years Ended December 31,                         2006         2005
 --------------------------------                     -----------  -----------
                Cash From Operations

 Premiums collected, net of reinsurance               $ 6,857,942  $ 7,217,780
 Net investment income                                    809,958      720,255
 Miscellaneous income (expense)                            69,085      (57,062)
                                                      -----------  -----------
    Sub-total                                           7,736,985    7,880,973
                                                      -----------  -----------
 Benefit and loss related payments                      3,479,755    3,931,978
 Commission and other expense paid                      2,335,839    2,113,308
 Dividends paid to policyholders                            1,419          927
 Change in Federal income taxes                          (790,391)      47,537
                                                      -----------  -----------
    Net Cash Provided from Operations                   2,710,363    1,787,223
                                                      -----------  -----------
                Cash From Investments

 Proceeds from Investments Sold, Matured, or Repaid
    Bonds                                               2,023,652    2,374,908
    Stocks                                                637,187      677,784
    Other                                                 511,071    3,296,328
                                                      -----------  -----------
    Total Proceeds from Investments Sold, Matured,
      or Repaid                                         3,171,910    6,349,020
                                                      -----------  -----------
 Cost of Investments Acquired
    Bonds                                               4,733,252    3,915,482
    Stocks                                                633,747      521,240
    Other                                                 563,291    3,256,822
                                                      -----------  -----------
    Total Cost of Investments Acquired                  5,930,290    7,693,544
                                                      -----------  -----------
    Net Cash (Used in) Investing Activities            (2,758,380)  (1,344,524)
                                                      -----------  -----------
    Cash From Financing and Miscellaneous Sources

 Capital and Surplus paid-in, less treasury stock         199,830           --
 Dividends to stockholder                                      --     (146,977)
 Net deposit on deposit-type contracts and other
   insurance                                              276,990       45,455
 Intercompany receivable and payable, net                (675,777)    (559,414)
 Other                                                     78,047      122,578
                                                      -----------  -----------
    Net Cash (Used in) Financing and Miscellaneous
      Activities                                         (120,910)    (538,358)
                                                      -----------  -----------
    Net Change in Cash and Short-term Investments        (168,927)     (95,659)

 Overdraft and Short-term Investments:
    Beginning of year                                     129,642      225,301
                                                      -----------  -----------
    End of Year                                       $   (39,285) $   129,642
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A. Organization

   National Union Fire Insurance Company of Pittsburgh, PA. (the Company or National Union) is a direct wholly-owned subsidiary of AIG Commercial Insurance Group, Inc. (formerly known as NHIG Holding Corp.), a Delaware corporation and indirect wholly-owned subsidiary of the American International Group, Inc. (the Ultimate Parent or AIG).

   On December 29, 2006, as part of a reorganization of AIG's domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIG Commercial Insurance Group, Inc. The ownership change had no effect on the Company's operations. Prior to that reorganization, the Company was a direct wholly-owned subsidiary of AIG.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation, the Company is a leading provider in customized structured products.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with the Ultimate Parent and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

B. Summary of Significant Statutory Basis Accounting Policies

   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania (PA SAP).

   The Insurance Department of the Commonwealth of Pennsylvania recognizes only statutory accounting practices prescribed or permitted by the Commonwealth of Pennsylvania for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the Pennsylvania Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the Commonwealth of Pennsylvania. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   The Insurance Department of the Commonwealth of Pennsylvania has adopted the following accounting practices that differ from those found in NAIC SAP. Specifically, the prescribed practice of discounting of workers' compensation reserves on a non-tabular basis (in NAIC SAP, discounting of reserves is not permitted on a non tabular basis) and the permitted practice that Schedule F is prepared on a New York basis, including New York State Insurance Department Regulation 20 (New York Regulation 20) reinsurance credits for calculating the provision for unauthorized reinsurance (in NAIC SAP, New York Regulation 20 reinsurance credits are not permitted). New York Regulation 20 allows certain offsets to the provision for reinsurance, including parental letters of credits.

   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by PA SAP is shown below:

   December 31,                                        2006         2005
   ------------                                    -----------  -----------
   Net Income, PA SAP                              $ 1,120,855  $   131,914
   State Prescribed Practices - (Deduction):
      Non-tabular discounting                          (97,907)    (403,719)
                                                   -----------  -----------
   Net Income (Loss), NAIC SAP                     $ 1,022,948  $  (271,805)
                                                   ===========  ===========
   Statutory Surplus, PA SAP                       $10,420,212  $ 8,120,163

   State Prescribed Practices - (Charge):
      Non-tabular discounting                         (692,865)    (594,958)
   Regulation 20 - Parental letters of credit         (404,966)    (422,706)
   Regulation 20 - Other reinsurance credits          (140,227)    (212,192)
                                                   -----------  -----------

   Total State Prescribed Practices                 (1,238,058)  (1,229,856)
                                                   -----------  -----------
   Statutory Surplus, NAIC SAP                     $ 9,182,154  $ 6,890,307
                                                   ===========  ===========

   In 2006 and 2005, the Commissioner of the Insurance Department of the Commonwealth of Pennsylvania (the Commissioner) permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non-insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $6,244. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $142,000.

   The use of all of the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2006 reporting period.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   Statutory Accounting Practices and Generally Accepted Accounting Principles:

   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and PA SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

   Under GAAP:

   a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

   b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

   c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

   d. Estimated undeclared dividends to policyholders are accrued;

   e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

   f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between the cost and the fair value for securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

   g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

   h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

   i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

   Under NAIC SAP:

   a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

   b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

   c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments, which is reported directly in surplus. Dividends are reported as investment income.

   d. Declared dividends to policyholders are accrued;

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

   f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

   g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

   h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

   i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

   Significant Statutory Accounting Practices:

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with PA SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

   . Cash and Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office). The Company maximizes its investment return by investing in a significant amount of cash in hand in short-term investments. Short-term investments are recorded separately from cash in the accompanying financial statements. The Company funds cash accounts daily using funds from short-term investments. Cash is in a negative position when outstanding checks exceed cash-in-hand in operating bank accounts. As described in Note 5, the Company is party to an inter-company reinsurance pooling agreement. As the Company is the lead participant in the pool, the Company makes disbursements on behalf of the pool which is also a cause for the Company's negative cash position.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2006 and 2005, the NAIC market value of the Company's mortgage-backed securities approximated $70,681 and $238,400, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows, and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

   . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid-in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values.

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The average discount rate is approximately 24.2%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

   . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. Investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value are written-down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

   . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for a specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sale of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

       change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on derivatives purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

   . Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes-off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2006 and 2005, no investment income due and accrued was determined to be uncollectible or non-admitted.

   . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2006 and 2005, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,695,633 and $1,337,834, respectively, net of non-admitted premium balances of $58,270 and $3,256, respectively.

   For the years ended December 31, 2006 and 2005, $722,670 and $538,983 of net written premiums were subject to retrospective rating features and amounted to 9.2% and 7.6% of total net written premiums, respectively.

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium estimates that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projections and associated acquisition expenses. Investment income is not considered in the calculation.

   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to the insured the option to purchase an extended reporting endorsement, which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium written. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62, and SSAP No. 75 entitled Reinsurance Deposit Accounting An Amendment to SSAP
   No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the Commonwealth of Pennsylvania; or ii) the collateral (i.e. funds withheld,

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   letters of credit or trusts) meets all the requirements of the Insurance Department of the Commonwealth of Pennsylvania. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and the expected future payments with a corresponding credit or charge to other gain in the statement of income.

   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued: (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices; (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance; or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (the Association or AIUOA). See Note 5 for a description of the AIUOA pooling agreement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. As of December 31, 2006 and 2005, the reserves for losses (net of reinsurance) subject to tabular discounting were $4,362,967 and $3,615,273, respectively. As of December 31, 2006 and 2005, the Company's tabular discount amounted to $251,412 and $194,527, respectively, all of which were applied to the Company's case reserves.

   As prescribed by the Pennsylvania Insurance statutes, the calculation of the Company's non-tabular discount is determined as follows:

   . For accident years 2001 and prior - based upon the industry payout pattern and a 6.0% interest rate.

   . For accident years 2002 and subsequent - based upon the yield of U.S. Treasury securities between one and twenty years and the Company's own payout pattern.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   As of December 31, 2006 and 2005, the reserves for losses (net of reinsurance) subject to non-tabular discounting were $4,362,967 and $3,615,273, respectively. As of December 31, 2006, the Company's non-tabular discount amounted to $692,865, of which $247,498 and $445,367 were applied to case reserves and IBNR, respectively. As of December 31, 2005, the Company's non-tabular discount amounted to $594,958, of which $224,416 and $370,542 were applied to case reserves and IBNR, respectively.

   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represent amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, principally electronic data processing
   (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, prepaid expenses, accrued retrospective premiums, certain deposit accounting assets that do not meet all of the Commonwealth of Pennsylvania requirements, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to unassigned surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding five years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2006 and 2005, depreciation and amortization expense amounted to $22,205 and $25,983, respectively, and accumulated depreciation as of December 31, 2006 and 2005 amounted to $157,343 and $138,581, respectively.

   Reclassifications: Certain balances contained in the 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $127,714 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

During 2006 and 2005, the Company dedicated significant effort to the resolution of the previously identified weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2005 and 2004 Annual Statements. The correction of these errors resulted in an after income tax statutory charge of $157,094 and $205,585 as of December 31, 2005 and 2004, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


In accordance with SSAP No. 3, entitled Accounting Changes and Corrections of Errors, the correction of errors has been reported as an adjustment to unassigned surplus as of January 1, 2006 and 2005.

The impact of these corrections on surplus to policyholders as of January 1, 2006 and 2005 is as follows:

Capital and Surplus, as of December 31, 2005           $ 8,120,163
Adjustments to Beginning Capital and Surplus:
   Asset admissibility                                    (108,676)
   Federal income taxes                                    (48,418)
                                                       -----------
       Total Correction of Error Adjustments              (157,094)
                                                       -----------
Capital and Surplus, as of January 1, 2006             $ 7,963,069
                                                       ===========

Capital and Surplus, as of December 31, 2004           $ 7,376,821
Adjustments to Beginning Capital and Surplus:
   Asset realization                                      (242,195)
   Revenue recognition                                     (68,690)
                                                       -----------
       Total Adjustments to Beginning Capital and
         Surplus, Before Federal Income Taxes             (310,885)
   Federal income taxes                                    105,300
                                                       -----------
       Total Adjustments to Beginning Capital and
         Surplus, After Federal Income Taxes              (205,585)
                                                       -----------
Capital and Surplus, as of January 1, 2005             $ 7,171,236
                                                       ===========

An explanation for each of the adjustments for prior period corrections is described below:

Asset Admissibility: The Company determined that certain assets should have been non-admitted relating to: (i) custodian agreements that did not comply with state statutes; (ii) securities deposited in a trust account not available to pay policyholder claims and (iii) receivables for high deductible policies.

Asset Realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue Recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal Income Taxes (Current and Deferred): The change in Federal income taxes is primarily related to an increase in provisions for potential tax exposures, corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see Note 9).

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


NOTE 3 - INVESTMENTS

Statutory Fair Value of Financial Instruments:

The following table presents the carrying amount and statutory fair value of the Company's financial instruments as of December 31, 2006 and 2005:

                                               2006                      2005
                                    --------------------------  -----------------------
                                      Carrying   Statutory Fair  Carrying   Statutory
                                       Amount        Value        Amount    Fair Value
                                    -----------  -------------- ----------- -----------
Assets:
   Bonds                            $13,457,046   $13,761,650   $10,806,319 $11,028,298
   Common stocks                      7,659,381     7,779,918     6,445,976   6,556,474
   Preferred stocks                   2,024,527     2,025,128     2,110,150   2,110,150
   Other invested assets              1,722,869     1,722,869     1,425,397   1,425,397
   Cash and short-term investments      (39,285)      (39,285)      129,642     129,642
   Securities lending collateral          9,759         9,759        83,903      83,903
Liabilities:
   Securities lending payable       $     9,759   $     9,759   $    83,903 $    83,903
   Collateral deposit liability         647,179       647,179       533,851     533,851
   Payable for securities               247,111       247,111       225,860     225,860

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

.. The statutory fair value of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*. The statutory fair value of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly-traded affiliates, which are based on quoted market values.

..  Other invested assets include primarily partnerships and joint ventures.
   Fair values are based on the net asset value of the respective entity's financial statements.

..  The carrying value of all other financial instruments approximates fair value.
--------
* The NAIC market value is used where available. When not available, market values were obtained from third party pricing sources.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2006 and 2005 are outlined in the table below:

                                                                     Gross      Gross      NAIC *
                                                        Amortized  Unrealized Unrealized   Market
                                                          Cost       Gains      Losses     Value
                                                       ----------- ---------- ---------- -----------
As of December 31, 2006
   U.S. governments                                    $    14,226  $    509   $     8   $    14,727
   All other governments                                   387,569       553    11,040       377,082
   States, territories and possessions                   2,228,746    57,510     3,089     2,283,167
   Political subdivisions of states, territories
     and possessions                                     3,181,116    92,097       587     3,272,626
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions                        7,462,464   175,485     2,193     7,635,756
   Public utilities                                         59,898       886     1,473        59,311
   Industrial and miscellaneous                            123,027     2,610     6,656       118,981
                                                       -----------  --------   -------   -----------
       Total Bonds, As of December 31, 2006            $13,457,046  $329,650   $25,046   $13,761,650
                                                       ===========  ========   =======   ===========
As of December 31, 2005
   U.S. governments                                    $    29,928  $    960   $    39   $    30,849
   All other governments                                   649,321    10,352     8,611       651,062
   States, territories and possessions                   1,835,166    44,713     4,654     1,875,225
   Political subdivisions of states, territories
     and possessions                                     2,643,663    60,523     2,539     2,701,647
   Special revenue and special assessment
     obligation and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions                        5,212,354   119,179     7,282     5,324,251
   Public utilities                                         54,429       954       633        54,750
   Industrial and miscellaneous                            381,458    18,070     9,014       390,514
                                                       -----------  --------   -------   -----------
       Total Bonds, As of December 31, 2005            $10,806,319  $254,751   $32,772   $11,028,298
                                                       ===========  ========   =======   ===========

As of December 31, 2006 and 2005, the actual fair market value, principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $13,761,136 and $11,030,435, respectively.
--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The amortized cost and NAIC market value* of bonds as of December 31, 2006 and 2005, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

As of December 31,                              2006                    2005
------------------                     ----------------------- -----------------------
                                        Amortized  NAIC Market  Amortized  NAIC Market
                                          Cost       Value*       Cost       Value*
                                       ----------- ----------- ----------- -----------
Due in one year or less                $    59,952 $    60,092 $    86,639 $    87,166
Due after one year through five years      672,398     674,192     546,495     565,421
Due after five years through ten years   9,976,134  10,205,788   8,122,058   8,259,989
Due after ten years                      2,679,454   2,750,897   1,813,491   1,877,322
Mortgaged-backed securities                 69,108      70,681     237,636     238,400
                                       ----------- ----------- ----------- -----------
   Total Bonds                         $13,457,046 $13,761,650 $10,806,319 $11,028,298
                                       =========== =========== =========== ===========

During 2006 and 2005, proceeds from the sales of the Company's bonds were $1,389,565 and $2,114,173, respectively. During 2006 and 2005, the Company realized gross gains of $14,274 and $52,643, and gross losses of $15,247 and $21,356, respectively, related to these sales.

During 2006 and 2005, proceeds from the sale of the Company's equity investments amounted to $153,541 and $585,696, respectively. Gross gains of $24,525 and $43,085 and gross losses of $9,235 and $8,592 were realized on those sales in 2006 and 2005, respectively.
--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The cost or amortized cost and market value* of the Company's common and preferred stocks, as of December 31, 2006 and 2005, are set forth in the table below:

                                  Cost or     Gross      Gross       NAIC
                                 Amortized  Unrealized Unrealized   Market    Carrying
                                   Cost       Gains      Losses     Value*     Value
                                 ---------- ---------- ---------- ---------- ----------
December 31, 2006:
   Common Stocks:
       Affiliated                $2,171,678 $4,871,859  $ 91,334  $6,952,203 $6,952,203
       Non-affiliated               621,438     91,418     5,678     707,178    707,178
                                 ---------- ----------  --------  ---------- ----------
          Total                  $2,793,116 $4,963,277  $ 97,012  $7,659,381 $7,659,381
                                 ========== ==========  ========  ========== ==========
   Preferred Stocks:
       Affiliated                $2,014,000 $      601  $     --  $2,014,601 $2,014,000
       Non-affiliated                10,367        160        --      10,527 $   10,527
                                 ---------- ----------  --------  ---------- ----------
          Total                  $2,024,367 $      761  $     --  $2,025,128 $2,024,527
                                 ========== ==========  ========  ========== ==========
December 31, 2005:
   Common Stocks:
       Affiliated                $2,168,153 $3,730,014  $127,265  $5,770,902 $5,770,902
       Non-affiliated               591,892    101,725    18,543     675,074    675,074
                                 ---------- ----------  --------  ---------- ----------
          Total                  $2,760,045 $3,831,739  $145,808  $6,445,976 $6,445,976
                                 ========== ==========  ========  ========== ==========
   Preferred Stocks:
       Affiliated                $2,100,000 $       --  $     --  $2,100,000 $2,100,000
       Non-affiliated                10,012        386       248      10,150     10,150
                                 ---------- ----------  --------  ---------- ----------
          Total                  $2,110,012 $      386  $    248  $2,110,150 $2,110,150
                                 ========== ==========  ========  ========== ==========

As of December 31, 2006 and 2005, the Company held derivative investments of $69,803 and $(44,341), respectively.
--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The fair market value together with the aging of the pre-tax gross unrealized losses with respect to the Company's bonds and stocks as of December 31, 2006 and 2005 is set forth in the table below:

                                                        12 Months or Less   Greater than 12 Months         Total
                                                      --------------------- ---------------------  ---------------------
                                                        Fair     Unrealized   Fair      Unrealized   Fair     Unrealized
Description of Securities                               Value      Losses     Value       Losses     Value      Losses
-------------------------                             ---------- ---------- ----------  ---------- ---------- ----------
As of December 31, 2006:

   U. S. Governments                                  $    3,019  $     8   $       --   $     --  $    3,019  $      8
   All Other Governments                                  25,045      524      315,647     10,516     340,692    11,040
   States, territories and possessions                   115,790      402      104,817      2,687     220,607     3,089
   Political subdivisions of states, territories and
     possessions                                         206,240      495       16,671         92     222,911       587
   Special revenue                                       363,838      840      131,702      1,353     495,540     2,193
   Public utilities                                           --       --       52,749      1,473      52,749     1,473
   Industrial and miscellaneous                               --       --        7,808      6,656       7,808     6,656
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Bonds                                           713,932    2,269      629,394     22,777   1,343,326    25,046
                                                      ----------  -------   ----------   --------  ----------  --------
   Common Stock                                           10,904    5,538      476,995     91,474     487,899    97,012
   Preferred Stock                                            --       --           --         --          --        --
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Stocks                                           10,904    5,538      476,995     91,474     487,899    97,012
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Bonds and Stocks                             $  724,836  $ 7,807   $1,106,389   $114,251  $1,831,225  $122,058
                                                      ==========  =======   ==========   ========  ==========  ========
As of December 31, 2005:
   U. S. Governments                                  $    5,333  $    39   $       --   $     --  $    5,333  $     39
   All Other Governments                                 268,895    4,240      124,919      4,371     393,814     8,611
   States, territories and possessions                   378,022    3,069       31,115      1,585     409,137     4,654
   Political subdivisions of states, territories and
     possessions                                         387,574    2,539           --         --     387,574     2,539
   Special revenue                                       812,359    6,842       12,251        440     824,610     7,282
   Public utilities                                       47,746      633           --         --      47,746       633
   Industrial and miscellaneous                          113,404    4,603        5,753      4,411     119,157     9,014
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Bonds                                         2,013,333   21,965      174,038     10,807   2,187,371    32,772
                                                      ----------  -------   ----------   --------  ----------  --------
   Common Stock                                          287,947   20,822      366,178    124,986     654,125   145,808
   Preferred Stock                                            --       --          751        248         751       248
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Stocks                                          287,947   20,822      366,929    125,234     654,876   146,056
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Bonds and Stocks                             $2,301,280  $42,787   $  540,967   $136,041  $2,842,247  $178,828
                                                      ==========  =======   ==========   ========  ==========  ========

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


c. In the opinion of the Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2006, the Company has both the ability and intent to hold these investments to recovery.

During 2006 and 2005, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $7,664 and $2,652, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $561 and $0, respectively.

During 2006 and 2005, the Company reported the following write-downs on its joint ventures and partnership investments due to an other-than-temporary decline in fair value:

For the Years Ended December 31,     2006   2005
--------------------------------    ------ -------
Matlin Patterson Global
  Opportunities Partners            $1,143 $    --
DLJ Merchant Banking Partners           --   2,923
Castleriggs Partners                    --   2,412
Healthcare Partners III                 --   1,491
Sandler Capital IV                      --   1,353
RCBA Strategic Partners                 --   1,242
Polyventures II                         --   1,184
Items less than $1.0 million         1,747     661
                                    ------ -------
   Total                            $2,890 $11,266
                                    ====== =======

As of December 31, 2006 and 2005, securities with a market value of $9,223 and $81,453, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at an amortized cost of $2,569,672 and $1,499,498 were deposited with regulatory authorities as required by law as of December 31, 2006 and 2005, respectively.

During 2006 and 2005, included in Net Investment Income earned were investment expenses of $6,699 and $6,226, respectively, and interest expense of $109,876 and $88,991, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


In the course of the Company's asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company's total return on its investment portfolio. The details by NAIC designation 3 or below of securities sold during the year ended December 31, 2006 and reacquired within 30 days of the sale date are:

                                          Book Value of   Cost of
                              Number of    Securities   Securities
                             Transactions     Sold      Repurchased Gain (Loss)
                             ------------ ------------- ----------- -----------
Bonds:
   NAIC 3                         23         $12,359      $13,017      $663
   NAIC 4                          1         $   736      $   726      $ 14
   NAIC 5                         --         $    --      $    --      $ --
   NAIC 6                         --         $    --      $    --      $ --

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2006 and 2005 is set forth in the table below:

                                                           2006         2005
                                                       -----------  -----------
Reserves for Losses and LAE, Beginning of Year         $11,786,300  $ 9,811,368
Adjustments for prior period corrections                        --     (174,946)
Incurred Losses and LAE Related to:
   Current accident year                                 5,295,026    5,005,099
   Prior accident years                                    177,865    1,340,860
                                                       -----------  -----------

       Total Incurred Losses and LAE                     5,472,891    6,345,959
                                                       -----------  -----------

Paid Losses and LAE Related to:
   Current accident year                                (1,251,773)  (1,274,795)
   Prior accident years                                 (3,105,439)  (2,921,286)
                                                       -----------  -----------
       Total Paid Losses and LAE                        (4,357,212)  (4,196,081)
                                                       -----------  -----------
Reserves for Losses and LAE, as of December 31,        $12,901,979  $11,786,300
                                                       ===========  ===========

During the 2006 and 2005 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $177,865 and $1,340,860, respectively. The Company experienced adverse losses and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, during 2005 the Company significantly increased its reserves for asbestos based on a ground-up review of its asbestos claim exposure at year-end 2005 (see Note 12.B. for further information concerning the Company's asbestos and environmental reserves).

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $209,953 and $198,497, respectively.

As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $6,572,917 and $7,743,937, respectively (exclusive of inter-company pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A. National Union Inter-company Pooling Agreement

   The Company, as well as certain other insurance company subsidiaries of the Ultimate Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business, except business from foreign branches (excluding Canada), to the Company (the lead pooling participant). In turn, each pooling participant receives from the Company its percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 38.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                      ----------------------
                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   National Union                                      19445       38.0%
   American Home Assurance Company                     19380       36.0%
   Commerce and Industry Insurance Company             19410       10.0%
   New Hampshire Insurance Company                     23481        5.0%
   The Insurance Company of the State of Pennsylvania  19429        5.0%
   AIG Casualty Company (formerly Birmingham Fire
     Insurance Company of Pennsylvania)                19402        5.0%
   AIU Insurance Company                               19399        1.0%
   American International Pacific Insurance Company    23795        0.0%
   American International South Insurance Company      40258        0.0%
   Granite State Insurance Company                     23809        0.0%
   Illinois National Insurance Company                 23817        0.0%
                                                      =====================

   Subject to regulatory approval, American International Pacific Insurance Company (AIP) will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be 0%.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


B. American International Underwriters Overseas Association Pooling Arrangement

   AIG formed the AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in the AIUOA and their respective participation percentages is set forth in the table below:

                                                        NAIC Co. Participation
  Member Company                                          Code      Percent
  --------------                                        -------- -------------
  American International Underwriters Overseas, Limited     --       67.0%
  New Hampshire Insurance Company (NHIC)                 23481       12.0%
  National Union Fire Insurance Company of Pittsburgh,
    PA.                                                  19445       11.0%
  American Home Assurance Company (AHAC)                 19380       10.0%

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, AHAC, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premium reserves, and funds withheld as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premium reserves and funds held are recorded on a gross basis. As of December 31, 2006 and 2005, the Company's interest in the AIUOA amounted to $906,315 and $613,711 respectively, gross of the following amounts and after consideration of the National Union inter-company pooling agreement:

   As of December 31,                                        2006     2005
   ------------------                                      -------- --------
   Loss and LAE reserves                                   $821,515 $657,415
   Unearned premium reserves                               $356,699 $299,841
   Funds held                                              $ 18,696 $ 16,614

   Additionally, the Company holds 16.9% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2006 and 2005, the Company's interest in AIG Europe S.A. amounted to $122,464 and $97,210, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


C. Guarantee Arrangements

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The guarantees that were in effect as of December 31, 2006 are included in the table below:

As of December 31, 2006
-----------------------
                                                          Guarantee Policyholders'  Invested   Estimated Policyholders'
Guaranteed Company                                         Issued    Obligations     Assets      Loss       Surplus
------------------                                        --------- -------------- ----------- --------- --------------
AIG Global Trade and Political Risk Insurance Company      11/5/97   $    96,005   $   364,446    $--      $  215,363
American International Insurance Company of Puerto Rico    11/5/97       234,844       185,446     --         119,722**
Audubon Insurance Company                                  11/5/97        39,098        77,290     --          45,250
AIG Europe (Ireland) Ltd.                                 12/15/97       610,826       409,779     --         161,874**
New Hampshire Indemnity Company, Inc.                     12/15/97       138,798       181,600     --         105,928
La Meridional Compania Argentina de Seguros S.A.            1/6/98       131,548        72,919     --          55,362**
Landmark Insurance Company                                  3/2/98       209,614       314,688     --         113,228
Starr Excess Liability Insurance International Limited     5/28/98     2,350,555       551,254     --         256,657**
AIG Life Insurance Company (+)                             7/13/98     7,059,946     7,822,216     --         666,555*
American International Life Assurance Company of New York  7/13/98     6,806,988     7,456,939     --         701,152*
Starr Excess Liability Insurance Company, Ltd.             7/29/98     1,886,528     2,619,071     --         949,545
AHICO First American-Hungarian Insurance Company           9/15/98            --         1,021     --           1,190**
First American Czech Insurance Company, A.S.               9/15/98            --       412,769     --          67,558**
AIG Poland Insurance Company, S.A.                         9/15/98        31,829        40,344     --          33,138**
AIG Bulgaria Insurance and Reinsurance Company            12/23/98         5,743         8,884     --           7,779**
AIG Romania Insurance Company                             12/23/98        17,316         8,812     --           7,120**
AIG Life Insurance Company (Russia)                       12/23/98         3,229       207,181     --          44,664**
AIG Slovakia Insurance Company A.S.                       12/23/98         6,065         5,087     --           4,742**
American International Assurance Co (Bermuda) Ltd.         8/23/99    12,466,341    15,053,069     --       1,930,923**
American International Assurance Co (Australia) Ltd.       11/1/02       245,095       434,010                167,045
AIG Ukraine Insurance Company                              10/1/00         4,962         2,346     --           1,909**
                                                                     -----------   -----------    ---      ----------
Total Guarantees                                                     $32,345,330   $36,229,171    $--      $5,656,704
                                                                     ===========   ===========    ===      ==========

--------
+  This guarantee was terminated as to policies written after December 29, 2006.
* The guaranteed company is also backed by a support agreement issued by AIG. ** Policyholders' surplus is based on local GAAP financial statements.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


D. Investments in Affiliates

As of December 31, 2006 and 2005, the Company's preferred and common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                               Equity at
                                                         Ownership    Cost    December 31,  Change in
Affiliated Investment                                     Percent     2006        2006     Equity 2006
---------------------                                    --------- ---------- ------------ -----------
Preferred Stocks:
Everest Broadband Inc                                      100.0%  $   14,000  $   14,601  $   14,601
AIG Life Insurance Company                                 100.0%          --          --    (100,000)
AIG Capital Corporation                                    100.0%   2,000,000   2,000,000          --
                                                                   ----------  ----------  ----------
   Total Preferred Stocks - Affiliates                              2,014,000   2,014,601     (85,399)
                                                                   ----------  ----------  ----------
Common Stocks:
International Lease Finance Corporation                     32.8%     793,240   2,157,188     199,333
Lexington Insurance Company                                 70.0%     257,973   2,458,152     662,757
United Guaranty Corporation                                 45.9%      74,893     230,469     (42,150)
AIU Insurance Company                                       32.0%      40,000     391,177      42,324
American International Specialty Lines Insurance Company    70.0%     109,497     301,732      33,278
Starr Excess Liability Insurance Company Ltd.              100.0%     385,453     949,545     235,344
Pine Street Real Estate Holding Corp.                       22.1%       3,139       1,974     (12,990)
21st Century Insurance Group                                32.6%     467,720     377,551      31,445
American International Realty, Inc.                         22.1%      20,736      30,874      13,105
Eastgreen, Inc.                                              9.4%       8,975       9,970         202
Everest Broadband Inc                                       15.2%       3,876       3,875       3,875
AIG Lodging Opportunities, Inc.                            100.0%       2,676       6,250       5,908
National Union Fire Ins. Company of Vt.                    100.0%       1,000      27,129       8,607
National Union Fire Ins. Company of La.                    100.0%       2,500       6,317         263
                                                                   ----------  ----------  ----------
   Total Common Stocks - Affiliates                                 2,171,678   6,952,203   1,181,301
                                                                   ----------  ----------  ----------
Total Common and Preferred Stock - Affiliates                      $4,185,678  $8,966,804  $1,095,902
                                                                   ==========  ==========  ==========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


                                                                               Equity at
                                                         Ownership    Cost    December 31,  Change in
Affiliated Investment                                     Percent     2005        2005     Equity 2005
---------------------                                    --------- ---------- ------------ -----------
Preferred Stocks:
AIG Life Insurance Company                                 100.0%  $  100,000  $  100,000   $     --
AIG Capital Corporation                                    100.0%   2,000,000   2,000,000         --
                                                                   ----------  ----------   --------
   Total Preferred Stocks - Affiliates                              2,100,000   2,100,000         --
                                                                   ----------  ----------   --------
Common Stocks:
International Lease Finance Corporation                     32.8%     793,239   1,957,855     65,177
Lexington Insurance Company                                 70.0%     257,973   1,795,395    228,474
United Guaranty Corporation                                 45.9%      74,893     272,619        (91)
AIU Insurance Company                                       32.0%      40,000     348,853    159,879
American International Specialty Lines Insurance Company    70.0%     109,497     268,454    (12,344)
Starr Excess Liability Insurance Company Ltd.              100.0%     385,454     714,201    133,184
Pine Street Real Estate Holding Corp.                       22.1%       3,139      14,964          3
21st Century Insurance Group                                32.6%     467,720     346,106     55,189
American International Realty, Inc.                         22.1%      20,736      17,769     (1,355)
Eastgreen, Inc.                                              9.4%       8,976       9,768        249
AIG Lodging Opportunities, Inc.                            100.0%       3,026         342     (2,779)
National Union Fire Ins. Company of Vt.                    100.0%       1,000      18,522     18,522
National Union Fire Ins. Company of La.                    100.0%       2,500       6,054        135
                                                                   ----------  ----------   --------
   Total Common Stocks - Affiliates                                 2,168,153   5,770,902    644,243
                                                                   ----------  ----------   --------
Total Common and Preferred Stock - Affiliates                      $4,268,153  $7,870,902   $644,243
                                                                   ==========  ==========   ========

Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

The Company has ownership interests in certain affiliated real estate holding companies.

The remaining equity interest in these investments, except for 21st Century Insurance Group, is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2006 and 2005, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $664,669 and $548,880, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2006 between the Company and any affiliated companies that exceeded half of one percent of the Company's admitted assets as of December 31, 2006. No transactions (excluding reinsurance and cost allocation transactions) occurred during 2005 between the Company and any affiliated companies that exceeded half of one percent of the Company's admitted assets as of December 31, 2005.

                                       Assets Received by   Assets Transferred by the
                                           the Company             Company
                                      --------------------- -------------------------
                Explantion
Date of             of       Name of  Statement             Statement
Transaction     Transaction Affiliate   Value   Description   Value     Description
-----------     ----------- --------- --------- ----------- ---------   -----------
12/26/06           Bond
                 Purchase    NUF VT   $291,883     Bond     $291,883       Cash

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the Commonwealth of Pennsylvania, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2006 and 2005.

   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., AIG Global Trust Services, Limited, and AIG Domestic Claims, Inc., for data center systems, investment services, salvage and subrogation, and claims management. In connection with these services, the fees paid by the Company to these affiliates during 2006 and 2005 are outlined in the table below:

   For the Years Ended December 31,                         2006      2005
   --------------------------------                       --------- ---------
   AIG Technology, Inc.                                   $  25,926 $  28,183
   AIG Global Investment Corp.                                5,663     5,188
   AIG Global Trust Services, Limited                            65       143
   AIG Domestic Claims, Inc.                                123,744   116,732
                                                          --------- ---------
      Total                                               $ 155,398 $ 150,246
                                                          ========= =========

   As of December 31, 2006 and 2005, short-term investments included amounts invested in the AIG Managed Money Market Fund of $35,903 and $19,369, respectively.

   Federal and foreign income taxes (payable to) recoverable from AIG as of December 31, 2006 and 2005 amounted to $(214,453) and $763,168, respectively.

   During 2005, the Company sold $202,251 of premium receivables without recourse to AI Credit Corporation and recorded losses of $3,627 related to these transactions. There were no premium receivable sales in 2006.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   As of December 31, 2006 and 2005, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

   As of December 31,                                        2006     2005
   ------------------                                      -------- --------
   AIG (See Note 11)                                       $     -- $199,830
   Balances with pool member companies                      502,595  236,379
   Balances with less than 0.5% of admitted assets          192,940  390,680
                                                           -------- --------
   Receivable from Parent, Subsidiaries and Affiliates     $695,535 $826,889
                                                           ======== ========
   Balances with pool member companies                     $     -- $403,833
   Balances with less than 0.5% of admitted assets          295,246  483,156
                                                           -------- --------
   Payable to Parent, Subsidiaries and Affiliates          $295,246 $886,989
                                                           ======== ========

NOTE 6 -REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the Years Ended December 31,                    2006                    2005
--------------------------------           ----------------------- -----------------------
                                             Written     Earned      Written     Earned
                                           ----------- ----------- ----------- -----------
Direct premiums                            $ 5,405,358 $ 5,504,457 $ 5,588,284 $ 5,838,904
Reinsurance Premiums Assumed:
   Affiliates                               23,265,173  22,521,061  22,153,164  21,595,324
   Non-affiliates                              420,462     478,011     494,482     548,499
                                           ----------- ----------- ----------- -----------
       Gross Premiums                       29,090,993  28,503,529  28,235,930  27,982,727
                                           ----------- ----------- ----------- -----------
Reinsurance Premiums Ceded:
   Affiliates                               20,068,406  19,568,693  19,860,111  19,676,550
   Non-affiliates                            1,208,740   1,233,635   1,288,840   1,270,214
                                           ----------- ----------- ----------- -----------
       Net Premiums                        $ 7,813,847 $ 7,701,201 $ 7,086,979 $ 7,035,963
                                           =========== =========== =========== ===========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2006 and 2005 with the return of the unearned premium reserve is as follows:

                    Assumed Reinsurance     Ceded Reinsurance             Net
                   ---------------------- ---------------------- ---------------------
                    Unearned               Unearned               Unearned
                    Premium    Commission  Premium    Commission  Premium   Commission
                    Reserves     Equity    Reserves     Equity    Reserves    Equity
                   ----------- ---------- ----------- ---------- ---------- ----------
December 31, 2006
   Affiliated      $11,406,782 $1,252,193 $ 9,937,373 $1,155,238 $1,469,409  $ 96,955
   Non Affiliated      834,384     91,595     482,165     56,052 $  352,219  $ 35,543
                   ----------- ---------- ----------- ---------- ----------  --------
   Totals          $12,241,166 $1,343,788 $10,419,538 $1,211,290 $1,821,628  $132,498
                   =========== ========== =========== ========== ==========  ========
December 31, 2005
   Affiliated      $10,662,670 $1,218,460 $ 9,437,660 $1,100,419 $1,225,010  $118,041
   Non Affiliated      891,932    101,924     507,060     59,123    384,872    42,801
                   ----------- ---------- ----------- ---------- ----------  --------
   Totals          $11,554,602 $1,320,384 $ 9,944,720 $1,159,542 $1,609,882  $160,842
                   =========== ========== =========== ========== ==========  ========

As of December 31, 2006 and 2005, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                            Unearned   Paid Losses Reserves for
                                            Premium        and      Losses and
                                            Reserves       LAE         LAE
                                           ----------- ----------- ------------
December 31, 2006
   Affiliates                              $ 9,937,373  $ 86,964   $35,619,288
   Non-Affiliates                              482,165   427,234     3,022,524
                                           -----------  --------   -----------
   Total                                   $10,419,538  $514,198   $38,641,812
                                           ===========  ========   ===========
December 31, 2005
   Affiliates                              $ 9,437,660  $ 97,076   $36,164,744
   Non-Affiliates                              507,060   322,835     3,728,454
                                           -----------  --------   -----------
   Total                                   $ 9,944,720  $419,911   $39,893,198
                                           ===========  ========   ===========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2006 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                           NAIC Co.
Reinsurer                                                    Code     Amount
---------                                                  -------- -----------
Affilliates:
   National Union Pool                                         --   $42,250,538
   American International Reinsurance Co. Ltd.                 --     1,660,424
   American International Insurance Company                 32220       462,961
   American International Underwriters Overseas, Ltd.          --       372,608
   Transatlantic Reinsurance Company                        19453       284,830
   New Hampshire Indemnity Company                          23833       158,561
   AIG Global Trade And Political Risk Ins Company          10651       108,732
   United Guaranty Insurance Company                        11715        66,700
   Lexington Insurance                                      19437        53,066
   American International Life Assurance Co. of NY (U.S.)   60607        23,396
   Hartford Steam Boiler Inspection And Insurance Co.       11452        13,407
   National Union Fire Ins Company of Vermont                  --         5,792
   Ascot Syndicate Lloyds 1414                                 --         3,800
   Starr Excess Liability Insurance Company, Ltd.           10932         3,288
   Universal Insurance Co., Ltd.                               --         1,183
   Other affiliates                                            --        14,711
                                                                    -----------
Total Affiliates                                                    $45,483,997
                                                                    -----------
Total Affiliates and Non Affiliates                                 $45,483,997
                                                                    ===========

During 2006 and 2005, the Company reported in its statements of income $13,003 and $45,537, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0 and ($1,805), respectively, less losses incurred of $13,003 and $43,732, respectively, as a result of commutations with the following reinsurers:

Company                                             2006    2005
-------                                            ------- -------
Trenwick America                                   $ 8,740 $    --
Alea Group                                           2,567      --
SCOR Reinsurance Company                                --  44,800
Other reinsurers less than $1.0 million              1,696     737
                                                   ------- -------
Total                                              $13,003 $45,537
                                                   ======= =======

As of December 31, 2006 and 2005, the Company had reinsurance recoverables on paid losses in dispute of $82,832 and $149,456, respectively.

During 2006 and 2005, the Company wrote-off reinsurance recoverable balances of $32,562 and $68,909, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                    Assumed     Ceded
                                                   ---------  --------
Reserves Transferred:
   Initial reserves                                $ 228,366  $478,934
   Adjustments-prior year(s)                        (180,756)  (35,428)
   Adjustments-current year                           (2,592)    8,883
                                                   ---------  --------
   Balance as of December 31,                         45,018  $452,389
                                                   ---------  --------
Paid Losses Recovered:
   Prior year(s)                                      12,890   374,849
   Current year                                        7,595    12,853
                                                   ---------  --------
   Total Recovered as of December 31,                 20,485  $387,702
                                                   ---------  --------
   Carried Reserves as of December 31,             $  24,533  $ 64,687
                                                   =========  ========
Consideration Paid or Received:
   Initial reserves                                $ 212,797  $291,795
   Adjustments-prior year(s)                        (190,000)  (19,917)
   Adjustments-current year                              (15)    4,789
                                                   ---------  --------
   Total Paid as of December 31,                   $  22,782  $276,667
                                                   =========  ========
Special Surplus from Retroactive Reinsurance:
   Initial surplus gain or loss realized                      $ 50,201
   Adjustments-prior year(s)                                    21,689
   Adjustments-current year                                    (19,273)
                                                              --------
   Balance as of December 31,                                 $ 52,617
                                                              ========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31, 2006, are set forth in the table below:

Reinsurer                                                      Assumed  Ceded
---------                                                      ------- -------
   American International Reins. Co.                           $    -- $48,201
   American International Specialty Lines Insurance Co.         18,206      --
   PEG Reinsurance Co.                                              --   9,320
   Commerce and Industry Insurance Company of Canada             6,259      --
   Lyndon Property Ins. Co.                                         --   1,878
   All other reinsurers less than $1.0 million                      68   5,288
                                                               ------- -------
       Total                                                   $24,533 $64,687
                                                               ======= =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2006 and 2005, the Company's deposit assets and liabilities were comprised of the following:

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
 December 31, 2006:
    Direct                        $       --  $ 82,285    $     --  $       --
    Assumed                               --    99,583      99,516          --
    Ceded                            854,511        --          --     742,591
                                  ----------  --------    --------  ----------
    Total                         $  854,511  $181,868    $ 99,516  $  742,591
                                  ==========  ========    ========  ==========

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
 December 31, 2005:
    Direct                        $       --  $ 59,922    $     --  $       --
    Assumed                               --   454,039     457,042      96,548
    Ceded                          1,410,584        --          --     965,790
                                  ----------  --------    --------  ----------
    Total                         $1,410,584  $513,961    $457,042  $1,062,338
                                  ==========  ========    ========  ==========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

A reconciliation of the Company's deposit assets and deposit liabilities as of December 31, 2006 and 2005 is set forth in the table below:

                                                             2006                      2005
                                                   ------------------------  ------------------------
                                                     Deposit      Deposit      Deposit      Deposit
                                                      Assets    Liabilities     Assets    Liabilities
                                                   -----------  -----------  -----------  -----------
Balance at Beginning of Period                     $ 1,410,584  $   513,961  $ 1,729,756  $   691,335
   Deposit activity, including loss recoveries        (691,043)    (362,699)    (471,268)    (212,605)
   Interest income or expense, net of
     amortization of margin                            119,740       30,606       95,951       35,231
   Non-admitted asset portion                           15,230           --       56,145           --
                                                   -----------  -----------  -----------  -----------
Balance at End of Period                           $   854,511  $   181,868  $ 1,410,584  $   513,961
                                                   ===========  ===========  ===========  ===========

                                                             2006                      2005
                                                   ------------------------  ------------------------
                                                    Funds Held  Funds Held    Funds Held  Funds Held
                                                      Assets    Liabilities     Assets    Liabilities
                                                   -----------  -----------  -----------  -----------
Balance at Beginning of Period                     $   457,042  $ 1,062,338  $   448,279  $ 1,149,918
   Contributions                                            --       64,299        1,504           --
   Withdrawals                                        (374,792)    (446,200)     (16,665)    (163,397)
   Interest                                             17,266       62,154       23,924       75,817
                                                   -----------  -----------  -----------  -----------
Balance at End of Period                           $    99,516  $   742,591  $   457,042  $ 1,062,338
                                                   ===========  ===========  ===========  ===========

As of December 31, 2006 and 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $665,391 and $1,258,466, respectively.

During 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets and funds held on deposit accounting liability of $429,315 and $288,474, respectively. During 2006, the Company commuted $42,505 of the deposit assets and $42,505 of the funds held on deposit accounting liability with Union Excess with no impact to net income. During 2005, the Company commuted $272,387 of the deposit assets with Union Excess and Richmond resulting in losses of $3,944.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets - $102,399, funds held on deposit accounting - $350,522, deposit accounting liability - $332,220 and funds held on deposit accounting liability - $86,613.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. Federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate Federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credits of the Company utilized in filing the consolidated return. The Federal income tax recoverables in the accompanying statements of admitted assets are due

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

from the Ultimate Parent. As of December 31, 2006 and 2005, the U.S. Federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets as of December 31, 2006 and 2005 are as follows:

As of December 31,                                    2006        2005
------------------                                 ----------  ----------
Gross deferred tax assets                          $1,201,071  $1,112,796
Gross deferred tax liabilities                       (625,778)   (484,906)
Non-admitted deferred tax assets in accordance
  with SSAP No.10 entitled Income Taxes              (189,664)   (241,984)
                                                   ----------  ----------
Net Admitted Deferred Tax Assets                   $  385,629  $  385,906
                                                   ----------  ----------
Change in Deferred Tax Assets Non-admitted         $   52,320  $ (176,788)
                                                   ==========  ==========

During 2006 and 2005, the Company's current Federal income tax expense (benefit) was comprised of the following:

For the Years Ended December 31,                      2006        2005
--------------------------------                   ----------  ----------
Income tax expense (benefit) on net underwriting
  and net investment income                        $  217,553  $ (106,539)
Federal income tax adjustment-prior years             (43,980)     (1,377)
                                                   ----------  ----------
Current Income Tax Expense (Benefit)               $  173,573  $ (107,916)
                                                   ==========  ==========
Income tax on Realized Capital Gains               $   12,835  $   24,064
                                                   ==========  ==========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The composition of the Company's net deferred tax assets as of December 31, 2006 and 2005, along with the changes in deferred income taxes for 2005, is set forth in the table below:

As of December 31,                              2006        2005       Change
------------------                           ----------  ----------  ---------
Deferred Tax Assets:

   Loss reserve discount                     $  346,399  $  506,988  $(160,589)
   Non-admitted assets                          219,959     157,505     62,454
   Unearned premium reserve                     308,271     300,386      7,885
   Partnerships                                 117,123          --    117,123
   Reserves                                     209,319      79,863    129,456
   Deferred tax remediation-adjustments
     to December 31, 2005 surplus                    --      68,054    (68,054)
                                             ----------  ----------  ---------
       Gross Deferred Tax Assets              1,201,071   1,112,796     88,275
   Non-admitted deferred tax assets            (189,664)   (173,931)   (15,733)
   Non-admitted deferred
     tax-adjustments to
   December 31, 2005 surplus                         --     (68,053)    68,053
                                             ----------  ----------  ---------
       Admitted Deferred Tax Assets           1,011,407     870,812    140,595
                                             ----------  ----------  ---------
Deferred Tax Liabilities:
   Unrealized capital gains                    (272,004)   (185,655)   (86,349)
   Deferred inter-company gains                (307,217)   (299,251)    (7,966)
   Other temporary differences                  (46,557)         --    (46,557)
                                             ----------  ----------  ---------
   Gross Deferred Tax Liabilities              (625,778)   (484,906)  (140,872)
                                             ----------  ----------  ---------
       Net Admitted Deferred Tax Assets      $  385,629  $  385,906  $    (277)
                                             ==========  ==========  =========
   Gross deferred tax assets                 $1,201,071  $1,112,796  $  88,275
   Gross deferred tax liabilities              (625,778)   (484,906)  (140,872)
                                             ----------  ----------  ---------
   Net Deferred Tax Assets                   $  575,293  $  627,890    (52,597)
                                             ==========  ==========
   Income tax effect of unrealized
     capital gains                                                      86,349
                                                                     ---------
   Change in Net Deferred Income Taxes                               $  33,752
                                                                     =========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2006 are as follows:

                                                       Amount    Tax Effect
                                                     ----------  ----------
Net income before Federal income taxes               $1,307,263  $ 457,542
Book to tax adjustments:

   Tax exempt income and dividends received
     deduction                                         (422,522)  (147,883)
   Intercompany dividends                              (164,797)   (57,679)
   Meals and entertainment                                1,174        411
   Non-deductible penalties                               1,620        567
   Change in non-admitted assets                       (247,883)   (86,759)
   Federal income tax adjustments-prior year                 --     (3,019)
   Other                                                     --    (10,524)
                                                     ----------  ---------
       Total Book to Tax Adjustments                   (832,408)  (304,886)
                                                     ----------  ---------
Total Federal Taxable Income and Tax                 $  474,855  $ 152,656
                                                     ==========  =========

Current Federal income tax                                       $ 173,573
Income tax on net realized capital gains                            12,835
Change in net deferred income taxes                                (33,752)
                                                                 ---------
Total Federal Income Tax                                         $ 152,656
                                                                 =========

The amount of Federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes for 2006 and 2005 is set forth in the table below:

                                                 2006
                                               --------
Current year                                   $209,598

First preceding year                           $     --

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $764,410 during 2006 and ($1,207) during 2005.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A. Pension Plan

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to
   64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the "Projected Unit Credit" Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The Company's share of net expense for the qualified pension plan amounted to $9,500 and $6,900 for 2006 and 2005, respectively.

B. Stock Options and Deferred Compensation Plan

   Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. During 2006 and 2005, AIG allocated $6,588 and $2,298, respectively, of these stock options and certain other deferred compensation programs to the Company.

C. Postretirement Benefit Plans

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50% of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

   The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2006 and 2005 were $184,884 and $140,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $300 and $200 for 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2006 and 2005 are set forth in the table below:

    As of December 31,                                    2006       2005
    ------------------                                 ---------  ---------
    Discount rate                                        6.00%      5.50%
    Rate of compensation increase (average)              4.25%      4.25%
    Measurement date                                   12/31/2006 12/31/2005
    Medical cost trend rate                               N/A        N/A

D. Post-employment Benefits and Compensated Absences

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A. Capital and Surplus

   The portion of unassigned surplus as of December 31, 2006 and 2005 represented by the item below is as follows:

                                                         2006        2005
                                                      ----------  ----------
   Unrealized gains and losses                        $5,551,118  $4,083,298
   Non-admitted asset values                          $ (783,516) $ (648,626)
   Provision for reinsurance                          $ (134,981) $ (201,761)

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   During 2005, the board of directors of AIG authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and LAE reserve strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $199,830 in cash to the Company. In connection therewith, as of December 31, 2005, the Company reported a receivable of $199,830 with its Ultimate Parent and increased its Capital in Excess of Par Value accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the Commonwealth of Pennsylvania.

B. Risk-Based Capital Requirements

   The NAIC has adopted a Risk-based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2006 reporting period.

C. Dividend Restrictions

   Under Pennsylvania law the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the greater of 10% of the Company's statutory surplus, (excluding approximately $1,900,000 from an investment in an affiliate for which proper approval from the Insurance Department of the Commonwealth of Pennsylvania has been received), as of December 31, 2006, or 100% of the Company's net income, for the year then ended) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the Commonwealth of Pennsylvania. In connection therewith, at December 31, 2006, the maximum dividend payments, which may be made without prior approval during 2007, is approximately $1,120,855.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

NOTE 12 - CONTINGENCIES

A. Legal Proceedings

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court is currently considering, under standards mandated by the Alabama Supreme Court, whether a class action can be certified and whether the defendants in the case brought by the intervenors should be dismissed.

   On September 2, 2005, certain AIG companies including American Home Assurance Company (American Home), AIU Insurance Company (AIUI) and New Hampshire Insurance Company (NHIC) (the AIG Plaintiffs) sued The Robert Plan Corporation (RPC), an agency servicing personal auto assigned risk business, certain affiliated entities, and two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. As of December 31, 2005, RPC was terminated as the AIG Plaintiffs' agent with respect to claims administration of the personal auto assigned risk business, and as of March 31, 2006, RPC was terminated as the AIG Plaintiffs' agent with respect to underwriting of personal auto assigned risk business. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. Each side then filed a partial motion to dismiss some of the counts asserted by the other side. RPC also moved for summary judgment on one of its breach of contract causes of action (relating to RPC's assertion that the AIG Plaintiffs are responsible to pay approximately $7,000 of RPC's income taxes). On April 10, 2007, the Court granted the AIG Plaintiffs' motion with respect to four of RPC's counterclaims and denied the rest of the motion; granted RPC's motion to dismiss with respect to two of the AIG Plaintiffs' claims and denied the rest; and denied RPC's motion for summary judgment on the tax issue. Additionally, on February 8, 2007, the AIG Plaintiffs moved for leave to amend their complaint against RPC and to add Lincoln General Insurance Company and Kingsway Financial Services Inc. as additional defendants, alleging tortious interference with contract claims related to certain transactions between those entities and RPC. Following the production of certain documents by RPC, on March 7, 2007, the AIG Plaintiffs filed another

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   motion for leave to amend their complaint to add additional claims against RPC, individual shareholders of RPC and Lincoln General, including claims for breach of covenants, tortious interference with contract and fraudulent conveyance. The motion also seeks a preliminary injunction prohibiting RPC from paying creditors other than ordinary course trade creditors. The AIG Plaintiffs' motion is scheduled to be heard on May 3, 2007. The AIG Plaintiffs believe RPC's counterclaims, including its previously asserted counterclaim for fraud, are without merit and intend to defend them vigorously.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of April 23, 2007, eligible policyholders entitled to receive approximately $358,600 (or 95.6%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. Amounts remaining in the Excess Casualty Fund may be used by AIG to settle claims from other policyholders relating to such practices through January 31, 2008, after which they will be distributed pro rata to participating policyholders.

   Various state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. It is possible that additional civil or regulatory proceedings will be filed.

   Specifically, on February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The complaint claims that AIG thereby violated Minnesota state law prohibiting unfair and deceptive practices, that AIG violated Minnesota state law prohibiting uniform deceptive trade practices, that AIG violated Minnesota's Prevention of Fraud Act, that AIG is liable for common law fraud, and that AIG is liable under a theory of unjust enrichment. The State of Minnesota seeks injunctive relief, damages, penalties and interest. By agreement of the parties, AIG's time to answer the complaint in this action or otherwise move with respect to the complaint was extended indefinitely to permit the parties to pursue settlement.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   Moreover, the National Workers Compensation Reinsurance Pool, on behalf of its participant members, has communicated to AIG that such members may assert claims with respect to the underpayment of residual market assessments on workers compensation premium. In addition, several state insurance guaranty associations and funds have communicated that they may assert claims with respect to the Company's underreporting of workers compensation premium. And, in August 2006, the National Association of Insurance Commissioners (the NAIC) formed a Settlement Review Working Group to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In April 2007, the NAIC Settlement Review Working Group commenced its own investigation into the Company's underreporting of workers compensation premium, which is being directed by the State of Indiana.

   Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage and with regard to the practices involving compensation paid to insurance producers in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey.

   On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint that names AIG and the following additional AIG subsidiaries as defendants: AIUI, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, NHIC, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania (the Commercial Complaint). Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA (the Employee Benefits Complaint). On October 3, 2006, the District Court reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss these complaints. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants, filed renewed motions to dismiss on November 30, 2006. On
   April 5, 2007, the Court granted the defendants' renewed motions to dismiss the Commercial and Employee Benefits Complaints with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that are part of the multidistrict litigation until any renewed motions to dismiss the amended complaints are resolved. On April 19, 2007, plaintiffs sought an additional 30 days in which to file amended complaints, and on April 23, 2007, the Court gave plaintiffs an additional 15 days. Accordingly, plaintiffs' amended complaints are due on May 22, 2007.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   A number of complaints making allegations similar to those in the Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multidistrict litigation. The AIG defendants have also sought to have state court actions making similar allegations stayed pending resolution of the multidistrict litigation.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC is appealing the class certification ruling and is seeking an appeal from the jurisdictional ruling. AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not presently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   The Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

B. Asbestos and Environmental Reserves

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claim loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claim development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

   The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi-peril liability insurance, or by assumption of reinsurance within these lines of business.

   The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   A reconciliation of the Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the years ended December 31, 2006 and 2005, gross and net of reinsurance credits, is set forth below:

                                               Asbestos Losses     Environmental Losses
                                           ----------------------  ------------------
                                              2006        2005       2006       2005
                                           ----------  ----------  --------   --------
Direct:
Loss and LAE reserves, beginning of period $1,148,049  $  731,546  $304,714   $271,161

   Incurred losses and LAE                    168,760     517,176   (80,032)    66,554

   Calendar year paid losses and LAE         (157,664)   (100,673)  (36,388)   (33,001)
                                           ----------  ----------  --------   --------
Loss and LAE reserves, As of December 31,  $1,159,145  $1,148,049  $188,294   $304,714
                                           ==========  ==========  ========   ========
Assumed:
Loss and LAE reserves, beginning of period $  102,810  $   95,171  $  6,926   $  6,994

   Incurred losses and LAE                     15,128      15,540    (1,543)       876

   Calendar year paid losses and LAE          (15,187)     (7,901)     (160)      (944)
                                           ----------  ----------  --------   --------
Loss and LAE reserves, as of December 31,  $  102,751  $  102,810  $  5,223   $  6,926
                                           ==========  ==========  ========   ========
Net of Reinsurance:
Loss and LAE reserves, beginning of period $  547,037  $  367,609  $142,476   $149,915

   Incurred losses and LAE                     88,346     220,900   (23,564)    17,322

   Calendar year paid losses and LAE          (72,661)    (41,472)  (21,579)   (24,761)
                                           ----------  ----------  --------   --------
Loss and LAE Reserves, as of December 31,  $  562,722  $  547,037  $ 97,333   $142,476
                                           ==========  ==========  ========   ========

   Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2006 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases

   The Company is the lessee for the office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through July 14, 2014. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. In 2006 and 2005, the total lease expense was $42,200 and $30,200, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   At January 1, 2007, the minimum aggregate annual rental commitments are as follows:

   --------------------------------------------------------------------------
   2007                                                              $ 41,800
   2008                                                                39,700
   2009                                                                33,100
   2010                                                                29,500
   2011                                                                28,700
   Thereafter                                                          72,100
                                                                     --------
   Total minimum lease payments                                      $244,900
                                                                     ========

   Certain rental commitments have renewal options extending through the year 2035. Some of these renewals are subject to adjustments in future periods.

   The Company is not involved in any material sales - leaseback transactions.

D. Other Contingencies

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2006, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2006 the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $824,581 and included unrecorded loss contingencies of $800,212.

   The Company has entered into a credit agreement with its Ultimate Parent, whereby the Company may loan, subject to contractually agreed interest rates, up to a maximum of $310,000. As of December 31, 2006, the Company had no outstanding loan balances due from its Ultimate Parent related to this credit arrangement.

   The Company has committed to make loans to its affiliate, National Union Fire Insurance of Vermont, up to but not exceeding $120,000. The commitment will terminate on December 31, 2007.

   During 2006, the Company terminated its commitment to make loans to its affiliate, Audubon Insurance Company, up to but not exceeding $100,000.

   As part of its private equity portfolio investment, as of December 31, 2006, the Company may be called upon for an additional capital investment of up to $408,340. The Company expects only a small portion of this additional capital will be called upon during 2007.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   The Company has committed to provide (Pounds)50,000 pounds sterling in capital to a Lloyds Syndicate. The Company accrued a loss of (Pounds)4,500 pounds sterling ($8,300) at December 31, 2006.

   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A. September 11, 2001 Events

   As of December 31, 2006 and 2005, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

   As of December 31,                                      2006       2005
   ------------------                                   ---------  ---------
   Gross of reinsurance                                 $ 473,083  $ 473,083

   Ceded reinsurance                                     (408,188)  (408,188)
                                                        ---------  ---------
   Net of Reinsurance                                   $  64,895  $  64,895
                                                        =========  =========

   All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B. Other

   The Company underwrites a significant concentration of its direct business with brokers.

   As of December 31, 2006 and 2005, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $4,046,600 and $3,900,000, respectively. As of December 31, 2006 and 2005, the amount billed and recoverable on paid claims was $351,408 and $419,472, respectively, of which $20,800 and $17,600, respectively, were non-admitted.

   The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2006 and 2005, policyholder dividends amounted to $1,419 and $20, respectively, and were reported as Other Gains in the accompanying statements of income.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   As of December 31, 2006 and 2005, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

   As of December 31,                                      2006       2005
   ------------------                                   ---------  ---------
   Guaranty funds receivable or on deposit              $  19,232  $  21,216
   Loss funds on deposit                                   88,957     65,975
   Outstanding loss drafts - suspense accounts            517,019    627,806
   Accrued recoverables                                     4,952      7,157
   Other assets                                            (5,469)   (27,065)
   Allowance for Doubtful Accounts                       (453,070)  (471,565)
                                                        ---------  ---------
      Total Other Admitted Assets                       $ 171,621  $ 223,524
                                                        =========  =========

   Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payments in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2006, the Company's liability for insolvency assessments amounted to $32,700, with a related asset for premium tax credits of $19,200. Of the amount accrued, the Company expects to pay approximately $13,500 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,700 of premium tax offset credits and the associated liability in years two through five. The remaining $6,500 will be realized between years five and ten.

   The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2006 and 2005, the Company had established an allowance for doubtful accounts of $453,070 and $471,565, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

   During 2005, the Company recorded $153,838 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $208,106 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   As of December 31, 2006 and 2005, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

   As of December 31,                                       2006      2005
   ------------------                                     --------  --------
   Accrued retrospective premiums                         $ 81,279  $ 53,436
   Remittances not allocated                                39,309        --
   Loss clearing                                            12,841        --
   Deferred commission earnings                             10,596    39,887
   Amounts withheld or retained by company for account
     of others                                               4,434     8,228
   Retroactive reserve payable                             (15,684)  (12,848)
   Other liabilities, includes suspense accounts,
     experience account balances and certain accruals      162,859   113,609
                                                          --------  --------
      Total Other Liabilities                             $295,634  $202,312
                                                          ========  ========

NOTE 14 - SUBSEQUENT EVENT

On January 24, 2007, the Company's Ultimate Parent announced that it had submitted a letter to the board of directors of 21st Century Insurance Group (21st Century) proposing to acquire the outstanding 38.1% publicly held shares of 21st Century for $19.75 per share in cash. The Ultimate Parent and its subsidiaries own approximately 61.9% of the outstanding shares of 21st Century, including 33.1% of the outstanding shares that are owned by the Company. The aggregate cash consideration payable by the Ultimate Parent would be approximately $690 million. Following the transaction, the Ultimate Parent and its subsidiaries will own 100% of 21st Century.

In February 2007, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's total adjusted capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2006 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2006 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2005 surplus position.

Subject to regulatory approval, AIP will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

On March 30, 2007, the Company paid a dividend of $500,000 to its Parent, AIG Commercial Insurance Group, Inc.

                                    PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements.

    The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:

    (1) Audited Financial Statements of Variable Account I of AIG Life Insurance Company for the year ended December 31, 2006 are included in Part B of the registration statement.

    (2) Audited Financial Statements of AIG Life Insurance Company for the year ended December 31, 2006, for the year ended December 31, 2005 and for the year ended December 31, 2004 are included in Part B of the registration statement.

    (3) The statutory statement of admitted assets, liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, Pa. as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2006 are included in Part B of the registration statement.

(b) Exhibits.

    (1)(a) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

    (1)(b) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (6)

    (2)       N/A

    (3)(a)    Principal Underwriter's Agreement between AIG Life
              Insurance Company and American International Fund
              Distributors dated August 1, 1988. (1)

    (3)(b)    Broker/Dealer Agreement between AIG Life Insurance
              Company and American International Fund Distributors dated August 1, 1988. (1)

  (3)(c)    Selling Agreement between AIG Life Insurance Company,
            American International Life Assurance Company of New
            York, and AIG Equity Sales Corporation dated October
            1998. (1)

  (3)(d)    Distribution Agreement between AIG Life Insurance
            Company, American International Life Assurance Company of New York, and Alliance Fund Distributors dated June 11, 1991. (1)

  (3)(e)    Form of Buy Sell Agreement between AIG Life Insurance
            Company and Alliance Global Investor Services, Inc.
            dated February, 2002. (4)

  (4)(a) Form of Group Variable Annuity Contract (11GVAN999) and Certificate (16GVAN999). (2)

  (4)(b)    Form of Individual Variable Annuity Contract -
            Nonparticipating (11VAN0896). (Filed herewith)

  (5)(a)    Contract Form of variable annuity application
            (14VAN897). (1)

  (6)(a)    By-Laws of AIG Life Insurance Company, restated as of
            April 27, 2005. (7)

  (6)(b)    Certificate of Incorporation of AIG Life Insurance
            Company, dated December 6, 1991. (1)

  (6)(c)    Restated Certificate of Incorporation of AIG Life
            Insurance Company dated December 6, 1991. (1)

  (6)(d) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001.
            (6)

  (6)(e) Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (3)

  (7) Reinsurance Agreement between AIG Life Insurance Company & AXA Corporate Solutions Life Reinsurance Company. (12)

  (8)(a)    Administrative Agreement appointing Delaware Valley
            Financial Services, LLC by AIG Life Insurance Company and American International Life Assurance Company of New York, dated October 1, 1986. (1)

  (8)(b) Form of SEC Rule 22c-2 Information Sharing Agreement between Alliance Bernstein and AIG Life Insurance
            Company. (12)

  (8)(c)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (6)

  (8)(c)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (6)

  (8)(c)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (6)

  (8)(c)(iv) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (6)

  (8)(c)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (6)

  (8)(c)(vi) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (3)

  (8)(c)(vii) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective May 1, 2004. (9)

  (8)(d) AIG Support Agreement between AIG Life Insurance Company and American International Group, Inc. (7)

  (8)(e) General Guarantee Agreement from National Union Fire Insurance Company of Pittsburgh, Pa. on behalf of AIG Life Insurance Company. (7)

  (8)(f) Notice of Termination of Guarantee as Published in the Wall Street Journal on November 24, 2006. (11)

  (9)(a)         Opinion of Counsel and Consent of Depositor. (5)

(9)(b) Opinion and Consent of Saul Ewing LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (8)

(9)(c) Opinion and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (8)

(10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP. (Filed herewith)

(11)       Not Applicable

(12)       Not Applicable

(13)(a) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa. (10)

(13)(b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by John Quinlan Doyle, Director and President, and Neil Anthony Faulkner, Director, and David
           Neil Fields, Director, of National Union Fire Insurance
           Company of Pittsburgh, Pa. (Filed herewith)
--------
(1) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-93709) of Variable Account I of AIG Life Insurance Company filed on December 28, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 28, 2004.

(4) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on February 13, 2002.

(5) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on April 30, 2002.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 17, 2003.

(7) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on August 12, 2005.

(8) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-102139) of Variable Account I of AIG Life Insurance Company filed on October 21, 2005.

(9) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 2, 2005.

(10) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-102139) of Variable Account I of AIG Life Insurance Company filed on June 23, 2006.

(11) Incorporated by reference to Post-Effective Amendment No. 19 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on December 12, 2006.

(12) Incorporated by reference to Post-Effective Amendment No. 20 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2007.

Item 25. Directors and Officers of the Depositor

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
------------------           -------------------------------------------------

Rodney O. Martin, Jr.        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff          Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz               Director
830 Third Avenue
New York, NY 10022

Mary Jane B. Fortin          Director, Executive Vice President and Chief
2929 Allen Parkway           Financial Officer
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
------------------           -------------------------------------------------
David L. Herzog              Director
70 Pine Street
New York, NY 10270

Richard A. Hollar            Director, Chairman-Life Profit Center &
750 West Virginia Street     Independent Distribution and Chief Executive
Milwaukee, WI 53204          Officer-Life Profit Center & Independent
                             Distribution

Royce G. Imhoff, II          Director, President-Independent Distribution
2929 Allen Parkway
Houston, TX 77019

David W. O'Leary             Director, President-Specialty Markets Group and
2929 Allen Parkway           Chief Executive Officer-Specialty Markets Group
Houston, TX 77019

Gary D. Reddick              Director
2929 Allen Parkway
Houston, TX 77019

Christopher J. Swift         Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley             Director, President-AIG Benefit Solutions Profit
2929 Allen Parkway           Center and Chief Executive Officer-AIG Benefit
Houston, TX 77019            Solutions Profit Center

Matthew Winter               Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Thomas L. Booker             President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner        President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

James P. Steele              President-Structured Settlements
205 E. 10th Street
Amarillo, TX 79101

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
------------------           --------------------------------------------------
Don M. Ward                  President - Financial Institution Marketing Group
2929 Allen Parkway
Houston, TX 77019

David R. Armstrong           Executive Vice President-AIG Benefit Solutions &
3600 Route 66                AIG Financial Institution Solutions Profit Center
Neptune, NJ 07754

Rebecca G. Campbell          Executive Vice President-Human Resources
2929 Allen Parkway
Houston, TX 77019

Rodney N. Hook               Executive Vice President-AIG Benefit Solutions
3600 Route 66                Profit Center and Chief Risk Officer-AIG Benefit
Neptune, NJ 07754            Solutions Profit Center

Gary Parker                  Executive Vice President and Chief Product Officer
2929 Allen Parkway
Houston, TX 77019

Dan E. Trudan                Executive Vice President-Individual Product
750 West Virginia St.        Operations
Milwaukee, WI 53204

Steven D. Anderson           Senior Vice President-Life Profit Center &
2727 Allen Parkway           Independent Distribution and Chief Financial
Houston, TX 77019            Officer-Life Profit Center & Independent
                             Distribution

Erik A. Baden                Senior Vice President-Strategic Marketing &
2727 Allen Parkway           Business Development
Houston, TX 77019

Wayne A. Barnard             Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein          Senior Vice President and Chief and Appointed
2727-A Allen Parkway         Actuary
Houston, TX 77019

Patricia A. Bosi             Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
------------------           -------------------------------------------------
Jeffrey H. Carlson           Senior Vice President and Chief Information
2727 Allen Parkway           Officer
Houston, TX 77019

James A. Galli               Senior Vice President and Chief Business
830 Third Avenue             Development Officer
New York, NY 10022

Robert M. Goldbloom          Senior Vice President-Terminal Funding Annuities
70 Pine Street
New York, NY 10270

William F. Guterding         Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.       Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings             Senior Vice President, General Counsel and Chief
2929 Allen Parkway           Compliance Officer
Houston, TX 77019

Althea R. Johnson            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
------------------           -------------------------------------------------
Mark R. McGuire              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien          Senior Vice President, Chief Marketing
2727 Allen Parkway           Officer-Independent Agency Group
Houston, TX 77019

William J. Packer            Senior Vice President
3600 Route 66
Neptune, NJ 07754

Barry Pelleterri             Senior Vice President
3600 Route 66
Neptune, NJ 07754

John Penko                   Senior Vice President
3600 Route 66
Neptune, NJ 07754

Dennis H. Roberts            Senior Vice President, Chief Distribution
2727 Allen Parkway           Officer-Independent Agency Group
Houston, TX 77019

Robert E. Steele             Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Michael W. Witwer            Senior Vice President
3600 Route 66
Neptune, NJ 07754

Frederic R. Yopps            Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Chris Ayers                  Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
------------------           -------------------------------------------------
Edward F. Bacon              Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel               Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski          Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen            Vice President
2727-A Allen Parkway
Houston, TX 77019

David R. Brady               Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman         Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

James B. Brown               Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield         Vice President
3600 Route 66
Neptune, NJ 07754

Valerie A. Childrey          Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs               Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi             Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
------------------           -------------------------------------------------
James Cortiglia              Vice President
3600 Route 66
Neptune, NJ 07754

Steven A. Dmytrack           Vice President
2929 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield       Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan           Vice President
2727 Allen Parkway
Houston, TX 77019

Donna F. Fahey               Vice President
3600 Route 66
Neptune, NJ 07754-1580

Farideh N. Farrokhi          Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

John T. Fieler               Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Patrick S. Froze             Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.    Vice President
2727 Allen Parkway
Houston, TX 77019

Liza Glass                   Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette          Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
------------------           -------------------------------------------------
Kenneth J. Griesemer         Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger        Vice President and Medical Director
70 Pine Street
New York, NY 10270

Joel H. Hammer               Vice President
70 Pine Street
New York, NY 10270

D. Leigh Harrington          Vice President
2727 Allen Parkway
Houston, TX 77019

Keith C. Honig               Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Walter P. Irby               Vice President
2727 Allen Parkway
Houston, TX 77019

Karen M. Isaacs              Vice President
3600 Route 66
Neptune, NJ 07754

Stephen C. Kennedy           Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman             Vice President and Real Estate Investment Officer
70 Pine Street
New York, NY 10270

Frank A. Kophamel            Vice President
3600 Route 66
Neptune, NJ 07754

Charles L. Levy              Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
------------------           -------------------------------------------------
Robert J. Ley                Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers              Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett         Vice President
2727 Allen Parkway
Houston, TX 77019

Randy J. Marash              Vice President
3600 Route 66
Neptune, NJ 07754

David S. Martin              Vice President
2929 Allen Parkway
Houston, TX 77019

W. Larry Mask                Vice President, Real Estate Investment Officer
2727 Allen Parkway           and Assistant Secretary
Houston, TX 77019

Melvin C. McFall             Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland         Vice President
2727 Allen Parkway
Houston, TX 77019

Richard A. Mercante          Vice President
175 Water Street
New York, NY 10038

Beverly A. Meyer             Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael           Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
------------------           -------------------------------------------------
Anne K. Milio                Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller             Vice President
#1 Franklin Square
Springfield, IL 62713

Michael R. Murphy            Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols              Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

Rick Niu                     Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Deanna D. Osmonson           Vice President and Chief Privacy Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.         Vice President, Real Estate Investment Officer
2929 Allen Parkway           and Assistant Secretary
Houston, TX 77019

Lori J. Payne                Vice President
2727 Allen Parkway
Houston, TX 77019

Cathy A. Percival            Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel             Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
------------------           -------------------------------------------------
Terri Robbins                Vice President
175 Water Street
New York, NY 10038

Walter J. Rudecki, Jr.       Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben           Vice President
#1 Franklin Square
Springfield, IL 62713

Richard W. Scott             Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

Michael Sibley               Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

T. Clay Spires               Vice President and Tax Officer
2929 Allen Parkway
Houston, TX 77019

Dale Stewart                 Vice President and General Auditor
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton          Vice President
#1 Franklin Square
Springfield, IL 62713

Veronica Torralba            Vice President
2929 Allen Parkway
Houston, TX 77019

Paul Turner                  Vice President
2929 Allen Parkway
Houston, TX 77019

Richard P. Vegh              Vice President
3600 Route 66
Neptune, NJ 07754

Name and Principal           Positions and Offices with Depositor
Business Address             AIG Life Insurance Company
------------------           -------------------------------------------------
Curt Vondrasek               Vice President
1000 E. Woodfield Road
Schaumburg, IL 60173

Christian D. Weiss           Vice President
#1 Franklin Square
Springfield, IL 62713

Ronald J. Williams           Vice President
3600 Route 66
Neptune, NJ 07754

Elizabeth M. Tuck            Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control with Depositor or Registrant

The Registrant is a separate account of AIG Life Insurance Company (Depositor). Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG Life Insurance Company, a Delaware corporation, is owned 78.9% by American International Group, Inc. The remaining 21.1% is owned by Commerce & Industry Insurance Company, a New York corporation. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-07-003026, filed March 1, 2007.

                              Subsidiaries of AIG

                                                                  Percentage
                                                                   of Voting
                                                                  Securities
                                                  Jurisdiction of   held by
                                                   Incorporation   Immediate
                                                  or Organization Parent/(1)/
                                                  --------------- -----------
American International Group, Inc./(2)/               Delaware           /(3)/
  AIG Capital Corporation                             Delaware        100
   AIG Capital India Private Limited                     India         99/(4)/
     AIG Global Asset Management Company
       (India) Private Limited                           India         99/(5)/
   AIG Consumer Finance Group, Inc.                   Delaware        100
     AIG Bank Polska S.A.                               Poland       99.9
     AIG Credit S.A.                                    Poland        100
     Compania Financiera Argentina S.A.              Argentina        100

                              Subsidiaries of AIG

                                                                                     Percentage
                                                                                      of Voting
                                                                                     Securities
                                                                     Jurisdiction of   held by
                                                                      Incorporation   Immediate
                                                                     or Organization Parent/(1)/
                                                                     --------------- -----------
 AIG Equipment Finance Holdings, Inc.                                     Delaware       100
   AIG Commercial Equipment Finance, Inc.                                 Delaware       100
     AIG Commercial Equipment Finance Company Canada                        Canada       100
   AIG Rail Services, Inc.                                                Delaware       100
 AIG Finance Holdings, Inc.                                               New York       100
   AIG Finance (Hong Kong) Limited                                       Hong Kong       100
 AIG Global Asset Management Holdings Corp.                               Delaware       100
     AIG Asset Management Services, Inc.                                  Delaware       100
       Brazos Capital Management, L.P.                                    Delaware       100
     AIG Capital Partners, Inc.                                           Delaware       100
     AIG Equity Sales Corp.                                               New York       100
     AIG Global Investment Corp.                                        New Jersey       100
     AIG Securities Lending Corp.                                         Delaware       100
   AIG Global Real Estate Investment Corp.                                Delaware       100
   International Lease Finance Corporation                              California     67.23 /(6)/
 AIG Credit Corp.                                                         Delaware       100
   A.I. Credit Consumer Discount Corp.                                Pennsylvania       100
   A.I. Credit Corp.                                                           New
                                                                         Hampshire       100
   AICCO, Inc.                                                            Delaware       100
   AICCO, Inc.                                                          California       100
   AIG Credit Corp. of Canada                                               Canada       100
   Imperial Premium Funding, Inc.                                         Delaware       100
 AIG Egypt Insurance Company, S.A.E.                                         Egypt     89.98
 AIG Federal Savings Bank                                                      USA       100
 AIG Financial Advisor Services, Inc.                                     Delaware       100
   AIG Financial Advisor Services (Europe), S.A.                        Luxembourg       100
 AIG Financial Products Corp.                                             Delaware       100
   AIG Matched Funding Corp.                                              Delaware       100
   Banque AIG                                                               France        90 /(7)/
 AIG Funding, Inc.                                                        Delaware       100
 AIG Global Trade & Political Risk Insurance Company                    New Jersey       100
 AIG Israel Insurance Company Ltd.                                          Israel       100
 AIG Life Holdings (International) LLC                                    Delaware       100
   AIG Star Life Insurance Co., Ltd.                                         Japan       100
   American International Reinsurance Company, Ltd.                        Bermuda       100
     AIG Life Edison Insurance Company                                       Japan        90 /(8)/
     American International Assurance Company, Limited                   Hong Kong       100
     American International Assurance Company (Australia) Limited        Australia       100
     American International Assurance Company (Bermuda) Limited            Bermuda       100
       American International Assurance Co. (Vietnam) Limited              Vietnam       100
       Tata AIG Life Insurance Company Limited                               India        26
     Nan Shan Life Insurance Company, Ltd.                                  Taiwan        95
 AIG Life Insurance Company                                               Delaware        79 /(9)/
 AIG Life Insurance Company of Puerto Rico                             Puerto Rico       100
 AIG Life Insurance Company (Switzerland) Ltd.                         Switzerland       100

                              Subsidiaries of AIG

                                                                            Percentage
                                                                             of Voting
                                                                            Securities
                                                            Jurisdiction of   held by
                                                             Incorporation   Immediate
                                                            or Organization Parent/(1)/
                                                            --------------- -----------
  AIG Liquidity Corp.                                            Delaware       100
  AIG Private Bank Ltd.                                       Switzerland       100
  AIG Property Casualty Insurance Group, Inc.                    Delaware       100
   AIG Commercial Insurance Group, Inc.                          Delaware       100
     AIG Aviation, Inc.                                           Georgia       100
     AIG Casualty Company                                    Pennsylvania       100
  AIG Risk Management, Inc.                                      New York       100
     AIU Insurance Company                                       New York        52 /(10)/
     American Home Assurance Company                             New York       100
       AIG Domestic Claims, Inc.                                 Delaware        50 /(11)/
       AIG Hawaii Insurance Company                                Hawaii       100
     American Pacific Insurance Company                            Hawaii       100
       American International Insurance Company                  New York        50 /(12)/
       AIG Advantage Insurance Company                          Minnesota       100
       American International Insurance
         Company of California                                 California       100
       American International Insurance
         Company of New Jersey                                 New Jersey       100
     American International Realty Corp.                         Delaware      31.5 /(13)/
     Pine Street Real Estate Holdings Corp.                           New
                                                                Hampshire     31.47 /(14)/
     Transatlantic Holdings, Inc.                                Delaware     33.34 /(15)/
       Transatlantic Reinsurance Company                         New York       100
          Putnam Reinsurance Company                             New York       100
          Trans Re Zurich                                     Switzerland       100
   American International Surplus Lines
     Agency, Inc.                                              New Jersey       100
   Audubon Insurance Company                                    Louisiana       100
     Agency Management Corporation                              Louisiana       100
       The Gulf Agency, Inc.                                      Alabama       100
     Audubon Indemnity Company                                Mississippi       100
     Commerce and Industry Insurance Company                     New York       100
     Commerce and Industry Insurance Company
       of Canada                                                   Canada       100
     The Insurance Company of the State of
       Pennsylvania                                          Pennsylvania       100
     Landmark Insurance Company                                California       100
     National Union Fire Insurance Company of
       Pittsburgh, Pa                                        Pennsylvania       100
       American International Specialty Lines
         Insurance Company                                         Alaska        70 /(16)/
       Lexington Insurance Company                               Delaware        70 /(17)/
          AIG Centennial Insurance Company                   Pennsylvania       100
              AIG Auto Insurance Company of
                New Jersey                                     New Jersey       100
              AIG Preferred Insurance Company                Pennsylvania       100
              AIG Premier Insurance Company                  Pennsylvania       100
                AIG Indemnity Insurance Company              Pennsylvania       100
          JI Accident & Fire Insurance Co. Ltd.                     Japan        50
              National Union Fire Insurance
                Company of Louisiana                            Louisiana       100
              National Union Fire Insurance
                Company of Vermont                                Vermont       100
              21st Century Insurance Group                     California     33.03 /(18)/
                21st Century Casualty Company                  California       100
                21st Century Insurance Company                 California       100

                              Subsidiaries of AIG

                                                                            Percentage
                                                                             of Voting
                                                                            Securities
                                                            Jurisdiction of   held by
                                                             Incorporation   Immediate
                                                            or Organization Parent/(1)/
                                                            --------------- -----------
   21st Century Insurance Company of the Southwest                  Texas       100
 Starr Excess Liability Insurance Company, Ltd.                  Delaware       100
   Starr Liability Insurance International Ltd.                   Ireland       100
 New Hampshire Insurance Company                             Pennsylvania       100
   AI Network Corporation                                        Delaware       100
   AIG Europe, S.A.                                                France     70.48 /(19)/
   American International Pacific Insurance Company              Colorado       100
   American International South Insurance Company            Pennsylvania       100
   Granite State Insurance Company                           Pennsylvania       100
   Illinois National Insurance Co.                               Illinois       100
   New Hampshire Indemnity Company, Inc.                     Pennsylvania       100
     AIG National Insurance Company, Inc.                        New York       100
   New Hampshire Insurance Services, Inc.                             New
                                                                Hampshire       100
   Risk Specialists Companies, Inc.                              Delaware       100
 AIG Marketing, Inc.                                             Delaware       100
 American International Insurance Company of Delaware            Delaware       100
 Hawaii Insurance Consultants, Inc.                                Hawaii       100
AIG Retirement Services, Inc.                                    Delaware       100
 SunAmerica Life Insurance Company                                Arizona       100
   SunAmerica Investments, Inc.                                   Georgia        70 /(20)/
     AIG Advisor Group, Inc.                                     Maryland       100
       Advantage Capital Corporation                             New York       100
       American General Securities Incorporated                     Texas       100
       FSC Securities Corporation                                Delaware       100
       Royal Alliance Associates, Inc.                           Delaware       100
       SunAmerica Securities, Inc.                               Delaware       100
     AIG SunAmerica Life Assurance Company                        Arizona       100
       AIG SunAmerica Asset Management Corp.                     Delaware       100
     AIG SunAmerica Capital Services, Inc.                       Delaware       100
   First SunAmerica Life Insurance Company                       New York       100
 AIG Technologies, Inc.                                               New
                                                                Hampshire       100
 AIG Trading Group, Inc.                                         Delaware       100
   AIG International, Inc.                                       Delaware       100
 AIGTI, Inc.                                                     Delaware       100
 AIU Holdings, LLC                                               Delaware       100
   AIG Central Europe & CIS Insurance Holdings Corporation       Delaware       100
     AIG Bulgaria Insurance and Reinsurance Company EAD          Bulgaria       100
     AIG Czech Republic pojistovna, as                              Czech
                                                                 Republic       100
     AIG Kazakhstan Insurance Company, S.A.                    Kazakhstan     88.87
   AIG Memsa, Inc.                                               Delaware       100
     AIG Hayleys Investment Holdings (Private) Ltd.             Sri Lanka        80
       Hayleys AIG Insurance Company, Ltd.                      Sri Lanka       100
     AIG Iraq                                                    Delaware       100
     AIG Lebanon, S.A.L                                           Lebanon       100
     AIG Libya, Inc.                                                Libya       100

                              Subsidiaries of AIG

                                                                                        Percentage
                                                                                         of Voting
                                                                                        Securities
                                                                        Jurisdiction of   held by
                                                                         Incorporation   Immediate
                                                                        or Organization Parent/(1)/
                                                                        --------------- -----------
   AIG Sigora A.S                                                             Turkey        100
   Tata AIG General Insurance Company Limited                                  India         26
 AIU Africa Holdings, Inc.                                                  Delaware        100
   AIG Kenya Insurance Company, Limited                                        Kenya        100
 AIU North America, Inc.                                                         New
                                                                                York        100
 American General Corporation                                                  Texas        100
   AGC Life Insurance Company                                               Missouri        100
   AIG Life Holdings (Canada), ULC                                            Canada        100
     AIG Assurance Canada                                                     Canada        100
     AIG Life Insurance Company of Canada                                     Canada        100
   AIG Life of Bermuda, Ltd.                                                 Bermuda        100
   American General Life and Accident Insurance Company                    Tennessee        100
   American General Life Insurance Company                                     Texas        100
     AIG Annuity Insurance Company                                             Texas        100
     AIG Enterprise Services, LLC                                           Delaware        100
     American General Annuity Service Corporation                              Texas        100
     American General Life Companies, LLC                                   Delaware        100
     American General Property Insurance Company                           Tennessee      51.85 /(21)/
       American General Property Insurance Company of Florida                Florida        100
     The United State Life Insurance Company in the City of New York             New
                                                                                York        100
     The Variable Annuity Life Insurance Company                               Texas        100
       VALIC Retirement Services Company                                       Texas        100
 American General Assurance Company                                         Illinois        100
   American General Indemnity Company                                       Illinois        100
 American General Bancassurance Services, Inc.                              Illinois        100
 American General Finance, Inc.                                              Indiana        100
   American General Auto Finance, Inc.                                      Delaware        100
   American General Finance Corporation                                      Indiana        100
     Merit Life Insurance Co.                                                Indiana        100
     MorEquity, Inc.                                                          Nevada        100
       Wilmington Finance, Inc.                                             Delaware        100
     Yosemite Insurance Company                                              Indiana        100
       CommoLoCo, Inc.                                                        Puerto
                                                                                Rico        100
   American General Financial Services of Alabama, Inc.                     Delaware        100
 American General Investment Management Corporation                         Delaware        100
 American General Realty Investment Corporation                                Texas        100
 Knickerbocker Corporation                                                     Texas        100
 American International Life Assurance Company of New York                       New
                                                                                York      77.52 /(22)/
   American International Underwriters Corporation                               New
                                                                                York        100
     American International Underwriters Overseas, Ltd.                      Bermuda        100
       A.I.G. Colombia Seguros Generales S.A.                               Colombia        100
       AIG Brasil Companhia de Seguros                                        Brazil         50
       AIG Direct Marketing Company Ltd.                                      Taiwan        100
          Central Insurance Company Limited                                   Taiwan        100
       AIG Europe (Ireland) Limited                                          Ireland        100

                              Subsidiaries of AIG

                                                                      Percentage
                                                                       of Voting
                                                                      Securities
                                                     Jurisdiction of    held by
                                                      Incorporation    Immediate
                                                     or Organization  Parent/(1)/
                                                     --------------- -----------
   AIG Europe (UK) Limited                                  England      100
   AIG General Insurance (Thailand) Company
     Limited                                               Thailand      100
   AIG General Insurance (Vietnam) Company
     Limited                                                Vietnam      100
   AIG MEMSA Insurance Company Ltd.                     United Arab
                                                           Emirates      100
   AIG Takaful B.S.C.                                       Bahrain      100
   American International Insurance Company of
     Puerto Rico                                        Puerto Rico      100
   American International Underwriters GmBH                 Germany      100
   La Meridional Compania Argentina de Seguros            Argentina      100
   La Seguridad de Centroamerica Compania de
     Seguros S.A.                                         Guatemala      100
   Richmond Insurance Company Limited                       Bermuda      100
   Underwriters Adjustment Company                           Panama      100
  American Life Insurance Company                          Delaware      100
   AIG Life (Bulgaria) Z.D.A.D.                            Bulgaria      100
   ALICO, S.A.                                               France      100
   First American Polish Life Insurance and
     Reinsurance Company, S.A.                               Poland      100
   Inversiones Interamericana S.A. (Chile)                    Chile      100
   Pharaonic American Life Insurance Company                  Egypt     71.63
   Unibanco AIG Seguros S.A.                                 Brazil     47.80 /(23)/
  American Security Life Insurance Company,
   Ltd.                                                Lichtenstein      100
  Delaware American Life Insurance Company                 Delaware      100
  HSB Group, Inc.                                          Delaware      100
   The Hartford Steam Boiler Inspection and
     Insurance Company                                  Connecticut      100
     The Hartford Steam Boiler Inspection and
       Insurance Company of Connecticut                 Connecticut      100
     HSB Engineering Insurance Limited                      England      100
       The Boiler Inspection and Insurance
         Company of Canada                                   Canada      100
   Mt. Mansfield Company, Inc.                              Vermont      100
   The Philippine American Life and General
     Insurance Company                                  Philippines    99.78
     Pacific Union Assurance Company                     California      100
     Philam Equitable Life Assurance Company,
       Inc.                                             Philippines    95.31
     Philam Insurance Company, Inc.                     Philippines      100
   United Guaranty Corporation                       North Carolina    36.31 /(24)/
     A.I.G. Mortgage Holdings Israel, Ltd.                   Israel    82.12
       E.M.I.-Ezer Mortgage Insurance Company,
         Limited                                             Israel      100
     AIG United Guaranty Agenzia DI
       Assicurazione S.R.L                                    Italy      100
     AIG United Guaranty Insurance (Asia)
       Limited                                            Hong Kong      100
     AIG United Guaranty Re, Ltd.                           Ireland      100
     United Guaranty Insurance Company               North Carolina      100
     United Guaranty Mortgage Insurance Company      North Carolina      100
     United Guaranty Mortgage Insurance
       Company Canada                                        Canada      100
     United Guaranty Mortgage Insurance
       Company of North Carolina                     North Carolina      100
     United Guaranty Partners Insurance Company             Vermont       80
     United Guaranty Residential Insurance
       Company                                       North Carolina    75.03 /(25)/
       United Guaranty Credit Insurance Company      North Carolina      100
       United Guaranty Insurance Company of
         North Carolina                              North Carolina      100
       United Guaranty Mortgage Indemnity
         Company                                     North Carolina      100

                              Subsidiaries of AIG

                                                                Percentage
                                                                 of Voting
                                                                Securities
                                                Jurisdiction of   held by
                                                 Incorporation   Immediate
                                                or Organization Parent/(1)/
                                                --------------- -----------
  United Guaranty Residential Insurance
   Company of North Carolina                    North Carolina      100
  United Guaranty Services, Inc.                North Carolina      100

--------

(1)  Percentages include directors' qualifying shares.
(2) All subsidiaries listed are consolidated in the accompanying financial statements. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significantsubsidiary.
(3) The common stock is owned approximately 14.1 percent by C.V. Starr & Co., Inc., Edward E. Matthews, Maurice R. and Corinne P. Greenberg Joint Tenancy Company, LLC, Starr International Company, Inc., The Maurice R. Greenberg and Corinne P. Greenberg Family Foundation, Inc. and the Universal Foundation, Inc.
(4)  Also owned 1 percent by AIG Global Investment Corp.
(5)  Also owned 1 percent by AIG Capital Corporation.
(6) Also owned 32.77 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(7)  Also owned 10 percent by AIG Matched Funding Corp.
(8)  Also owned 10 percent by a subsidiary of American Life Insurance Company.
(9)  Also owned 21 percent by Commerce and Industry Insurance Company.
(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of the Pittsburgh, Pa., and 8 percent by AIG Casualty Company.
(11) Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
(12) Also owned 25 percent by Commerce and Industry Insurance Company and
     25 percent by AIU Insurance Company.
(13) Also owned by 11 other AIG subsidiaries.
(14) Also owned by 11 other AIG Subsidiaries.
(15) Also owned 25.85 percent by AIG.
(16) Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.
(17) Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.
(18) 2Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(19) 100 percent held together with AIG companies.
(20) Also owned 30 percent by AIG Retirement Services, Inc.
(21) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(22) Also owned 22.48 percent by American Home Assurance Company.
(23) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and 0.48 percent by American Home Assurance Company.
(24) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95% by New Hampshire Insurance Company and
     0.86 percent by The Insurance Company of the State of Pennsylvania.
(25) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

      The Registrant is a separate account of AIG Life Insurance Company (Depositor).

Item 27. Number of Contract Owners

As of April 13, 2007, the number of AllianceBernstein Ovation contracts funded by Variable Account I was 11,235 of which 3,745 were qualified contracts and 7,490 were non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG Life Insurance Company

Except as otherwise required by applicable law:
(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgment in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard or conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by the company's By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of the company's By-Laws.

Item 29. Principal Underwriter

(a) AIG Equity Sales Corp., the principal underwriter for Variable Account I, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal          Positions and Offices with Underwriter
Business Address            American General Equity Services Corporation
------------------          --------------------------------------------------

Matthew E. Winter           Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire             Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

David W. O'Leary            Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Larry E. Blews              Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.      Vice President
2727-A Allen Parkway
Houston, TX 77019

Deanna D. Osmonson          Vice President and Anti-Money Laundering
2727 Allen Parkway          Compliance Officer
Houston, TX 77019

T. Clay Spires              Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Name and Principal          Positions and Offices with Underwriter
Business Address            American General Equity Services Corporation
------------------          --------------------------------------------------
Rhonda Washington           Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck           Secretary
70 Pine Street
New York, NY 10270

Sarah L. Hosker             Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming             Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore            Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                         Net Underwriting Compensation
Name of Principal         Discounts and        on       Brokerage
Underwriter                Commissions     Redemption  Commissions Compensation
-----------------        ---------------- ------------ ----------- ------------
AIG Equity Sales Corp.          0              0            0           0

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 2929 Allen Parkway, Houston, Texas 77019 or its record keeper, Delaware Valley Financial Services, P.O. Box 3031, Berwyn, PA 19312-0031, which provides certain servicing for the Depositor.

Item 31. Management Services   Not Applicable.

Item 32. Undertakings

(a)  Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(b)  Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the National Union Guarantee promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of National Union in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of National Union, free of charge upon a policy owner's request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940.

AIG Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AIG Life Insurance Company.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary W. Parker and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.


                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account I of AIG Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City of Houston, and State of Texas on this 30th day of April, 2007.

                                                  VARIABLE ACCOUNT I OF AIG LIFE
                                                  INSURANCE COMPANY
                                                  (Registrant)

                                              BY: AIG LIFE INSURANCE COMPANY
                                                  (On behalf of the Registrant
                                                  and itself)

                                              BY: ROBERT F. HERBERT, JR.
                                                  -----------------------------
                                                  ROBERT F. HERBERT, JR.
                                                  SENIOR VICE PRESIDENT,
                                                  TREASURER AND CONTROLLER

                                   AIGL - 1

   As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

Signature                    Title                          Date
---------                    -----                          ----
RODNEY O. MARTIN, JR.        Director and Chairman          April 30, 2007
---------------------------
RODNEY O. MARTIN, JR.        of the Board of Directors

MATTHEW E. WINTER            Director, President and        April 30, 2007
---------------------------
MATTHEW E. WINTER            Chief Executive Officer

MARY JANE B. FORTIN          Director, Executive            April 30, 2007
---------------------------
MARY JANE B. FORTIN          Vice President and Chief
                             Financial Officer

M. BERNARD AIDINOFF          Director                       April 30, 2007
---------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ               Director                       April 30, 2007
---------------------------
DAVID J. DIETZ

DAVID L. HERZOG              Director                       April 30, 2007
---------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR            Director                       April 30, 2007
---------------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II           Director                       April 30, 2007
---------------------------
ROYCE G. IMHOFF II

                                   AIGL - 2

Signature                    Title                          Date
---------                    -----                          ----
DAVID W. O'LEARY             Director                       April 30, 2007
---------------------------
DAVID W. O'LEARY

GARY D. REDDICK              Director                       April 30, 2007
---------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT         Director                       April 30, 2007
---------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY             Director                       April 30, 2007
---------------------------
JAMES W. WEAKLEY

                                   AIGL - 3

                                                                     333-102139
                                                                      811-05301

                                  SIGNATURES

   National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th day of April, 2007.

                                                  NATIONAL UNION FIRE INSURANCE
                                                  COMPANY OF PITTSBURGH, PA.

                                              BY: ROBERT S. SCHIMEK
                                                  -----------------------------
                                                  ROBERT S. SCHIMEK
                                                  SENIOR VICE PRESIDENT
                                                  AND TREASURER

   This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                     Date
---------                   -----                     ----

*KRISTIAN P. MOOR           Director and Chairman     April 30, 2007
--------------------------
KRISTIAN P. MOOR

*JOHN Q. DOYLE              Director and President    April 30, 2007
--------------------------
JOHN Q. DOYLE

*ROBERT S. SCHIMEK          Director, Senior Vice     April 30, 2007
--------------------------  President and Treasurer
ROBERT S. SCHIMEK

*M. BERNARD AIDINOFF                                  April 30, 2007
--------------------------
M. BERNARD AIDINOFF         Director

*CHARLES H. DANGELO         Director                  April 30, 2007
--------------------------
CHARLES H. DANGELO

*NEIL ANTHONY FAULKNER      Director                  April 30, 2007
--------------------------
NEIL ANTHONY FAULKNER

*DAVID NEIL FIELDS          Director                  April 30, 2007
--------------------------
DAVID NEIL FIELDS

*DAVID L. HERZOG            Director                  April 30, 2007
--------------------------
DAVID L. HERZOG

*ROBERT E. LEWIS            Director                  April 30, 2007
--------------------------
ROBERT E. LEWIS

*WIN J. NEUGER              Director                  April 30, 2007
--------------------------
WIN J. NEUGER

*NICHOLAS S. TYLER          Director                  April 30, 2007
--------------------------
NICHOLAS S. TYLER

*NICHOLAS C. WALSH          Director                  April 30, 2007
--------------------------
NICHOLAS C. WALSH

*BY: ROBERT S. SCHIMEK
     --------------------------------
     ROBERT S. SCHIMEK
     ATTORNEY-IN-FACT
     (Exhibit (13)(b) to the Registration Statement)

                                 EXHIBIT INDEX

Item 24. Exhibits

  (4)(b)     Form of Individual Variable Annuity Contract -
             Nonparticipating (11VAN0896).

  (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

  (13)(b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by John Quinlan Doyle, Director and President, and Neil Anthony Faulkner, Director, and David Neil Fields, Director, of National Union Fire Insurance Company of Pittsburgh, Pa.

                                      E-1